UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03605

Northern Institutional Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Lloyd A. Wennlund, President

Northern Institutional Funds

50 South LaSalle Street

Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-7547

Date of fiscal year end: November 30

Date of reporting period: August 31, 2009

Item 1.	Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO	AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.2%
Commercial Mortgage Services - 2.2%
Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A2,
5.32%, 9/10/47	$1,700	$1,702
Bear Stearns Commercial Mortgage Securities,
5.67%, 6/11/40	3,000	2,966
LB-UBS Commercial Mortgage Trust,
5.26%, 9/15/39	1,300	1,306

		5,974

Total Asset-Backed Securities (Cost $6,045)		5,974

CORPORATE BONDS - 28.2%
Aerospace/Defense - 1.1%
BAE Systems Holdings, Inc.,
6.38%, 6/1/19(1) (2)	1,510	1,638
Boeing (The) Co.,
5.88%, 2/15/40	565	591
Northrop Grumman Corp.,
5.05%, 8/1/19	675	697

		2,926

Agriculture - 1.3%
Altria Group, Inc.,
9.95%, 11/10/38	1,200	1,582
Bunge Ltd. Finance Corp.,
8.50%, 6/15/19	395	445
Lorillard Tobacco Co.,
8.13%, 6/23/19	1,375	1,530

		3,557

Banks - 4.8%
Citibank NA,
1.38%, 8/10/11	1,332	1,334
1.88%, 6/4/12†	2,988	2,998
Citigroup, Inc.,
2.88%, 12/9/11†	2,333	2,408
Goldman Sachs Group (The), Inc.,
5.15%, 1/15/14	775	807
5.95%, 1/18/18	755	786
JPMorgan Chase Bank N.A.,
6.00%, 10/1/17	1,410	1,486
Morgan Stanley,
6.00%, 4/28/15	1,610	1,701
SunTrust Bank,
0.53%, 5/21/12	1,490	1,317

		12,837

Beverages - 0.3%
Miller Brewing Co.,
5.50%, 8/15/13(1) (2)	810	851

Biotechnology - 0.3%
Amgen, Inc.,
6.40%, 2/1/39	715	813

Chemicals - 1.1%
Dow Chemical (The) Co.,
5.90%, 2/15/15	940	938
9.40%, 5/15/39†	715	868
Mosaic (The) Co.,
7.63%, 12/1/16(1)	1,205	1,241

		3,047

Commercial Services - 0.2%
Erac USA Finance Co.,
7.00%, 10/15/37(1) (2)	725	649

Computers - 0.4%
Hewlett-Packard Co.,
2.25%, 5/27/11	985	1,003

Diversified Financial Services - 3.8%
Bear Stearns (The) Cos., LLC,
5.70%, 11/15/14	910	977
Capital One Bank USA NA,
8.80%, 7/15/19	1,160	1,243
Citigroup Funding, Inc.,
2.13%, 7/12/12	1,120	1,129
Countrywide Home Loans, Inc.,
4.00%, 3/22/11	1,125	1,136
General Electric Capital Corp.,
2.13%, 12/21/12	1,800	1,810
6.00%, 8/7/19	675	680
International Lease Finance Corp.,
5.75%, 6/15/11	860	767
John Deere Capital Corp.,
5.25%, 10/1/12	1,285	1,388
Merrill Lynch & Co., Inc.,
6.15%, 4/25/13	395	411

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 28.2% continued
Diversified Financial Services - 3.8% continued
Power Receivable Finance LLC,
6.29%, 1/1/12(1) (2) †	$606	$600

		10,141

Electric - 1.8%
Florida Power Corp.,
6.40%, 6/15/38	1,305	1,530
Nevada Power Co.,
6.50%, 8/1/18	1,315	1,435
PPL Electric Utilities Corp.,
6.25%, 5/15/39	700	789
Progress Energy, Inc.,
7.05%, 3/15/19†	960	1,108

		4,862

Forest Products & Paper - 0.3%
International Paper Co.,
7.50%, 8/15/21	900	912

Insurance - 1.5%
Liberty Mutual Group, Inc.,
5.75%, 3/15/14(1) (2) †	190	170
Metropolitan Life Global Funding I,
5.13%, 6/10/14(1) (2)	755	787
Pricoa Global Funding I,
4.20%, 1/15/10(1) (2)	1,535	1,533
5.45%, 6/11/14(1) (2)	1,485	1,526

		4,016

Lodging - 0.5%
Hyatt Hotels Corp.,
6.88%, 8/15/19(1) (2)	1,190	1,214

Media - 1.4%
Comcast Corp.,
6.55%, 7/1/39†	550	596
News America, Inc.,
6.90%, 3/1/19(1) (2) †	830	935
6.90%, 8/15/39(1) (2)	615	647
Time Warner Cable, Inc.,
8.25%, 4/1/19	1,405	1,687

		3,865

Metal Fabricate/Hardware - 0.5%
Commercial Metals Co.,
7.35%, 8/15/18†	1,300	1,321

Office/Business Equipment - 0.4%
Xerox Corp.,
5.50%, 5/15/12	1,015	1,058

Oil & Gas - 2.5%
Anadarko Petroleum Corp.,
8.70%, 3/15/19†	1,310	1,543
Premcor Refining Group (The), Inc.,
6.75%, 5/1/14	2,370	2,349
Questar Market Resources, Inc.,
6.80%, 3/1/20	535	547
Rowan Cos, Inc.,
7.88%, 8/1/19	1,500	1,581
XTO Energy, Inc.,
4.63%, 6/15/13	580	600

		6,620

Oil & Gas Services - 0.3%
Smith International, Inc.,
9.75%, 3/15/19†	670	812

Pharmaceuticals - 1.8%
Eli Lilly & Co.,
3.55%, 3/6/12	1,260	1,319
Express Scripts, Inc.,
5.25%, 6/15/12	700	742
Merck & Co., Inc.,
5.85%, 6/30/39†	415	457
Pfizer, Inc.,
4.45%, 3/15/12	1,265	1,340
7.20%, 3/15/39	695	873

		4,731

Pipelines - 0.6%
Enterprise Products Operating LLC,
4.60%, 8/1/12†	865	898
Plains All American Pipeline LP,
4.25%, 9/1/12	630	643

		1,541

Real Estate Investment Trusts - 0.1%
iStar Financial, Inc.,
10.00%, 6/15/14(1) (2)	215	154

Retail - 0.2%
CVS Caremark Corp.,
6.60%, 3/15/19	355	402

FIXED INCOME PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 28.2% continued
Software - 0.2%
Oracle Corp.,
3.75%, 7/8/14†	$615	$635

Telecommunications - 2.8%
Cellco Partnership/Verizon Wireless Capital LLC,
3.75%, 5/20/11(1)	2,325	2,401
5.55%, 2/1/14(1) (2)	665	719
8.50%, 11/15/18(1) (2)	1,565	1,971
Verizon Communications, Inc.,
7.35%, 4/1/39	2,020	2,426

		7,517

Total Corporate Bonds (Cost $71,345)		75,484

FOREIGN ISSUER BONDS - 4.6%
Banks - 1.5%
Barclays Bank PLC,
6.75%, 5/22/19	1,345	1,474
Credit Suisse New York,
5.00%, 5/15/13	1,795	1,905
5.50%, 5/1/14†	615	661

		4,040

Insurance - 1.0%
Allied World Assurance Holdings Ltd. of Bermuda,
7.50%, 8/1/16	845	815
Catlin Insurance Co. Ltd.,
7.25%, 1/19/17(1) (2) †	1,270	749
XL Capital Ltd.,
6.50%, 4/15/17	1,735	1,024

		2,588

Iron/Steel - 0.7%
ArcelorMittal,
5.38%, 6/1/13	1,760	1,774

Mining - 0.3%
Anglo American Capital PLC,
9.38%, 4/8/14(1) (2)	760	866

Miscellaneous Manufacturing - 0.6%
Tyco Electronics Group S.A.,
6.00%, 10/1/12	1,555	1,609

Oil & Gas - 0.5%
Nexen, Inc.,
6.40%, 5/15/37	600	555
7.50%, 7/30/39	705	739

		1,294

Total Foreign Issuer Bonds (Cost $12,911)		12,171

U.S. GOVERNMENT AGENCIES - 44.9% (3)
Fannie Mae - 32.5%
3.50%, 8/25/14	2,710	2,727
Pool #255452,
5.50%, 10/1/19	1,494	1,588
Pool #257314,
5.00%, 8/1/23	845	882
Pool #545437,
7.00%, 6/1/32	10	11
Pool #585617,
7.00%, 5/1/31(4)	—	—
Pool #695066,
5.50%, 4/1/33	4,479	4,692
Pool #725424,
5.50%, 4/1/34	5,741	6,013
Pool #725787,
5.00%, 9/1/19	3,882	4,095
Pool #735893,
5.00%, 10/1/35	2,480	2,556
Pool #829125,
5.50%, 10/1/35	2,856	2,986
Pool #831810,
6.00%, 9/1/36	3,552	3,751
Pool #869217,
5.45%, 2/1/36	2,235	2,351
Pool #871232,
6.00%, 4/1/36	1,877	1,982
Pool #890001,
5.00%, 2/1/38	5,268	5,427
Pool #890009,
5.50%, 9/1/36	3,529	3,697
Pool #893082,
5.82%, 9/1/36	1,541	1,621
Pool #934476,
4.50%, 3/1/23	3,074	3,167
Pool #946869,
6.00%, 9/1/37	883	931

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 44.9% (3) continued
Fannie Mae - 32.5% continued
Pool #955782,
6.50%, 10/1/37	$1,927	$2,064
Pool #968158,
6.50%, 1/1/38	608	651
Pool #968160,
6.50%, 1/1/38	1,779	1,906
Pool #991529,
6.00%, 11/1/38	3,421	3,605
Pool #AA4434,
5.00%, 3/1/39	4,382	4,504
Pool TBA, (5)
5.00%, 9/15/39	6,583	6,756
5.50%, 9/15/39	10,000	10,409
6.00%, 9/15/39	5,550	5,840
6.50%, 9/15/39	2,600	2,780

		86,992

Federal Home Loan Bank - 0.5%
1.75%, 8/22/12	1,226	1,223

Freddie Mac - 3.9%
2.25%, 8/24/12	2,671	2,682
Pool #1B3575,
6.18%, 9/1/37	1,543	1,634
Pool #1G2296,
6.18%, 11/1/37	2,301	2,440
Pool #1J0365,
5.93%, 4/1/37	1,566	1,647
Pool #1J2840,
5.99%, 9/1/37	1,839	1,936

		10,339

Freddie Mac Gold - 6.6%
Pool #A61560,
5.50%, 10/1/36	3,243	3,393
Pool #A62213,
6.00%, 6/1/37	2,499	2,638
Pool #A65182,
6.50%, 9/1/37	894	953
Pool #C00910,
7.50%, 1/1/30	507	567
Pool #C02790,
6.50%, 4/1/37	1,584	1,689
Pool #C02838,
5.50%, 5/1/37	2,198	2,293
Pool #G01954,
5.00%, 11/1/35	2,434	2,509
Pool #G02869,
5.00%, 11/1/35	3,550	3,658

		17,700

Government National Mortgage Association - 1.4%
Pool #486873,
6.50%, 1/15/29(4)	—	—
Pool #627123,
5.50%, 3/15/34	1,106	1,162
Series 2008, Class 14AC,
4.46%, 12/16/30	1,363	1,406
Series 2008, Class 8A,
3.61%, 11/16/27	1,255	1,280

		3,848

Total U.S. Government Agencies (Cost $116,149)		120,102

U.S. GOVERNMENT OBLIGATIONS - 14.0%
U.S. Treasury Bonds - 1.5%
United States Treasury Note/Bond,
4.25%, 5/15/39†	3,908	3,951

U.S. Treasury Notes - 12.5%
United States Treasury Note/Bond,
2.38%, 8/31/14†	7,813	7,808
3.00%, 8/31/16†	13,413	13,384
3.13%, 5/15/19†	1,170	1,142
3.63%, 8/15/19†	10,895	11,099

		33,433

Total U.S. Government Obligations (Cost $36,971)		37,384

MUNICIPAL BONDS - 0.2%
Illinois - 0.2%
Metropolitan Transportation Authority Revenue Bonds,
7.34%, 11/15/39	450	547

Total Municipal Bonds (Cost $450)		547

FIXED INCOME PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 20.5%
Northern Institutional Funds - Liquid Assets Portfolio (6) (7)	54,932,706	$54,933

Total Investment Companies (Cost $54,933)		54,933

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 12.6%
Societe Generale, Grand Cayman, Eurodollar Time Deposit,
0.18%, 9/1/09	$33,098	$33,098
U.S. Treasury Bill,
0.26%, 2/11/10(8)	650	649

Total Short-Term Investments (Cost $33,747)		33,747

Total Investments - 127.2% (Cost $332,551)		340,342

Liabilities less Other Assets - (27.2)%		(72,768)

NET ASSETS - 100.0%		$267,574

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	Restricted security that has been deemed illiquid. At August 31, 2009, the value of these restricted illiquid securities amounted to approximately $15,009,000 or 5.6% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Anglo American Capital PLC,
9.38%, 4/8/14	4/02/09	$760

BAE Systems Holdings, Inc.,
6.38%, 6/01/19	6/01/09 - 8/03/09	1,558

Catlin Insurance Co. Ltd.,
7.25%, 1/19/17	1/11/07 - 6/27/07	1,257

Erac USA Finance Co.,
7.00%, 10/15/37	10/10/07	719

Hyatt Hotels Corp.,
6.88%,08/15/2019	8/10/09	1,188

iStar Financial, Inc.,
10.00%, 6/15/14	4/26/06	419

Liberty Mutual Group, Inc.,
5.75%, 03/05/2014	6/16/09	146

Metropolitan Life Global Funding I,
5.13%, 06/10/2014	6/03/09	751

Miller Brewing Co.,
5.50%, 8/15/13	3/6/09	774

News America, Inc.,
6.90%, 3/1/19	6/17/09	860

News America, Inc.,
6.90%, 08/15/2039	8/20/09	614

Power Receivable Finance LLC,
6.29%, 1/1/12	9/30/03	606

Pricoa Global Funding l,
4.20%, 1/15/10	3/12/09 - 3/13/09	1,420

Pricoa Global Funding I,
5.45%, 06/11/2014	6/04/09	1,482

Cellco Partnership / Verizon Wireless Capital LLC,
5.55%, 2/1/14	1/30/09	661

Cellco Partnership / Verizon Wireless Capital LLC,
8.50%, 11/15/18	11/18/08	1,548

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(4)	Principal amount is less than $500.
(5)	When-Issued Security.
(6)	Investment in affiliated portfolio.
(7)	Investment relates to cash collateral received from portfolio securities loaned.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO continued

Federal Tax Information:

At August 31, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$332,551

Gross tax appreciation of investments	$9,606
Gross tax depreciation of investments	(1,815)

Net tax appreciation of investments	$7,791

At August 31, 2009, the credit quality distribution for the Bond Portfolio as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AAA	69.6%
AA	3.5
A	10.2
BAA	16.6
B	0.1

Total	100.0%

At August 31, 2009, the Bond Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (000S)
Ten Year U.S. Treasury Note	47	$5,509	Long	12/09	$73

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Valuations based on inputs that are unobservable and significant. The Fund utilized the following valuation techniques on Level 3 investments: The Fund valued certain securities using evaluated prices, based on broker quotes, from a primary pricing source.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Bond Portfolio’s investments and other financial instruments which are carried at fair value, as of August 31, 2009:

INVESTMENTS	Level 1 (000S)	Level 2 (000S)		Level 3 (000S)	Total (000S)
Asset-Backed Securities	$—	$5,974	(1)	$—	$5,974
Corporate Bonds
Aerospace/Defense	—	1,288		1,638	2,926
Agriculture	—	3,557		—	3,557
Banks	—	12,837		—	12,837
Beverages	—	—		851	851
Biotechnology	—	813		—	813
Chemicals	—	3,047		—	3,047
Commercial Services	—	—		649	649
Computers	—	1,003		—	1,003
Diversified Financial Services	—	9,541		600	10,141
Electric	—	4,862		—	4,862
Forest Products & Paper	—	912		—	912
Insurance	—	—		4,016	4,016
Lodging	—	—		1,214	1,214
Media	—	2,283		1,582	3,865
Metal Fabrification/Hardware	—	1,321		—	1,321
Office/Business Equipment	—	1,058		—	1,058
Oil & Gas	—	6,620		—	6,620
Oil & Gas Services	—	812		—	812
Pharmaceuticals	—	4,731		—	4,731
Pipelines	—	1,541		—	1,541
Real Estate Investment Trusts	—	—		154	154
Retail	—	402		—	402
Software	—	635		—	635
Telecommunications	—	4,827		2,690	7,517
Foreign Issuer Bonds
Banks	—	4,040		—	4,040
Insurance	—	1,839		749	2,588
Iron/Steel	—	1,774		—	1,774
Mining	—	—		866	866
Miscellaneous Manufacturing	—	1,609		—	1,609
Oil & Gas	—	1,294		—	1,294
U.S. Government Agencies	—	120,102	(1)	—	120,102
U.S. Government Obligations	—	37,384	(1)	—	37,384
Municipal Bonds	—	547	(1)	—	547
Investment Companies	54,933	—		—	54,933
Short-Term Investments	—	33,747		—	33,747

Total Investments	$54,933	$270,400		$15,009	$340,342

Other Financial Instruments *	$73	$—		$—	$—

(1)	Classifications as defined in the Schedule of Investments.
*	Other financial instruments include futures and forwards, if applicable.

FIXED INCOME PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2009 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 11/30/08 (000S)	REALIZED GAIN (LOSS) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET PURCHASES (SALES) (000S)	TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)	BALANCE AS OF 8/31/09 (000S)
Corporate Bonds
Aerospace/Defense	$—	$—	$80	$1,558	$—	$1,638
Beverages	—	—	77	774	—	851
Commercial Services	434	—	215	—	—	649
Diversified Financial Services	752	—	11	(163)	—	600
Insurance	—	—	217	3,799	—	4,016
Lodging	—	—	26	1,188	—	1,214
Media	—	(69)	109	1,542	—	1,582
Real Estate Investment Trusts	—	—	(265)	419	—	154
Telecommunications	1,579	9	450	652	—	2,690
Foreign Issuer Bonds
Insurance	328	—	421	—	—	749
Mining	—	—	106	760	—	866

Total	$3,093	$(60)	$1,447	$10,529	$—	$15,009

The amount of change in total unrealized gain on investments in Level 3 securities still held at August 31, 2009 was approximately $1,337,000.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO	AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.1%
Commercial Mortgage Services - 2.1%
Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A2,
5.32%, 9/10/47	$700	$701
Bear Stearns Commercial Mortgage Securities, Series 2007 PW- 16, Class A2,
5.86%, 6/11/40	1,000	989
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2,
5.26%, 9/15/39	525	527

		2,217

Total Asset-Backed Securities (Cost $2,241)		2,217

CORPORATE BONDS - 28.3%
Aerospace/Defense - 1.1%
BAE Systems Holdings, Inc.,
6.38%, 6/1/19(1)(2)	600	651
Boeing (The) Co.,
5.88%, 2/15/40†	225	235
Northrop Grumman Corp.,
5.05%, 8/1/19	270	279

		1,165

Agriculture - 1.4%
Altria Group, Inc.,
9.95%, 11/10/38	385	507
Bunge Ltd. Finance Corp.,
8.50%, 6/15/19	190	214
Lorillard Tobacco Co.,
8.13%, 6/23/19	645	718

		1,439

Banks - 3.8%
Citibank N.A.,
1.38%, 8/10/11	106	106
1.88%, 6/4/12†	1,450	1,455
Goldman Sachs Group (The), Inc.,
5.15%, 1/15/14	355	370
5.95%, 1/18/18	300	312
JPMorgan Chase Bank N.A.,
6.00%, 10/1/17	555	585
Morgan Stanley,
6.00%, 4/28/15	545	576
SunTrust Bank,
0.53%, 5/21/12	680	601

		4,005

Beverages - 0.4%
Miller Brewing Co.,
5.50%, 8/15/13(1)(2)	435	457

Biotechnology - 0.4%
Amgen, Inc.,
6.40%, 2/1/39	360	409

Chemicals - 1.2%
Dow Chemical (The) Co.,
5.90%, 2/15/15	375	374
9.40%, 5/15/39†	335	407
Mosaic (The) Co.,
7.63%, 12/1/16(1)	480	494

		1,275

Commercial Services - 0.4%
Erac USA Finance Co.,
7.00%, 10/15/37(1)(2)	455	407

Computers - 0.4%
Hewlett-Packard Co.,
2.25%, 5/27/11	460	468

Diversified Financial Services - 5.0%
Bear Stearns (The) Cos. LLC,
5.70%, 11/15/14	345	370
Capital One Bank USA N.A.,
8.80%, 7/15/19	380	407
Citigroup Funding, Inc.,
2.13%, 7/12/12	430	433
Countrywide Home Loans, Inc.,
4.00%, 3/22/11	600	606
General Electric Capital Corp.,
2.13%, 12/21/12	1,200	1,207
6.00%, 8/7/19	265	267
International Lease Finance Corp.,
5.75%, 6/15/11	420	375
John Deere Capital Corp.,
5.25%, 10/1/12	575	621
Merrill Lynch & Co., Inc.,
6.15%, 4/25/13	145	151
Nelnet, Inc.,
5.13%, 6/1/10	930	783

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 28.3% continued
Diversified Financial Services - 5.0% continued
Power Receivable Finance LLC,
6.29%, 1/1/12(1) (2) †	$132	$131

		5,351

Electric - 1.4%
Florida Power Corp.,
6.40%, 6/15/38†	370	434
Nevada Power Co.,
6.50%, 8/1/18	345	377
PPL Electric Utilities Corp.,
6.25%, 5/15/39	330	372
Progress Energy, Inc.,
7.05%, 3/15/19†	275	317

		1,500

Forest Products & Paper - 0.3%
International Paper Co.,
7.50%, 8/15/21	355	360

Insurance - 1.7%
Liberty Mutual Group, Inc.,
5.75%, 3/15/14(1) (2) †	90	81
Metropolitan Life Global Funding I,
5.13%, 6/10/14(1) (2)	365	380
Pricoa Global Funding I,
4.20%, 1/15/10(1) (2)	820	819
5.45%, 6/11/14(1) (2)	465	478

		1,758

Lodging - 0.4%
Hyatt Hotels Corp.,
6.88%, 8/15/19(1) (2)	475	485

Media - 1.3%
Comcast Corp.,
6.55%, 7/1/39†	265	287
News America, Inc.,
6.90%, 3/1/19(1) (2)	245	276
6.90%, 8/15/39(1) (2)	240	253
Time Warner Cable, Inc.,
8.25%, 4/1/19	435	522

		1,338

Metal Fabrication/Hardware - 0.3%
Commercial Metals Co.,
7.35%, 8/15/18	365	371

Miscellaneous Manufacturing - 0.6%
Tyco Electronics Group S.A.,
6.00%, 10/1/12	615	636

Office/Business Equipment - 0.4%
Xerox Corp.,
5.50%, 5/15/12	460	480

Oil & Gas - 2.1%
Anadarko Petroleum Corp.,
8.70%, 3/15/19†	355	418
Premcor Refining Group (The), Inc.,
6.75%, 5/1/14	780	773
Questar Market Resources, Inc.,
6.80%, 3/1/20	210	215
Rowan Cos, Inc.,
7.88%, 8/1/19†	525	554
XTO Energy, Inc.,
4.63%, 6/15/13†	240	248

		2,208

Oil & Gas Services - 0.2%
Smith International, Inc.,
9.75%, 3/15/19†	170	206

Pharmaceuticals - 1.6%
Eli Lilly & Co.,
3.55%, 3/6/12	520	544
Express Scripts, Inc.,
5.25%, 6/15/12	30	32
Merck & Co., Inc.,
5.85%, 6/30/39†	200	220
Pfizer, Inc.,
4.45%, 3/15/12	515	546
7.20%, 3/15/39	275	345

		1,687

Pipelines - 0.7%
Enterprise Products Operating LLC,
4.60%, 8/1/12	410	425
Plains All American Pipeline LP,
4.25%, 9/1/12	270	276

		701

Real Estate Investment Trusts - 0.1%
iStar Financial, Inc.,
10.00%, 6/15/14(1) (2)	105	75

FIXED INCOME PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 28.3% continued
Retail - 0.4%
CVS Caremark Corp.,
6.60%, 3/15/19	$365	$413

Software - 0.3%
Oracle Corp.,
3.75%, 7/8/14†	280	289

Telecommunications - 2.4%
Cellco Partnership/Verizon Wireless Capital LLC,
3.75%, 5/20/11(1) †	710	733
5.55%, 2/1/14(1) (2)	320	346
8.50%, 11/15/18(1) (2)	540	680
Verizon Communications, Inc.,
7.35%, 4/1/39†	660	793

		2,552

Total Corporate Bonds (Cost $28,590)		30,035

FOREIGN ISSUER BONDS - 4.6%
Banks - 1.3%
Barclays Bank PLC,
6.75%, 5/22/19	405	444
Credit Suisse New York,
5.00%, 5/15/13	620	658
5.50%, 5/1/14†	300	322

		1,424

Insurance - 2.1%
Allied World Assurance Holdings Ltd. of Bermuda,
7.50%, 8/1/16	825	796
Catlin Insurance Co. Ltd.,
7.25%, 1/19/17(1) (2)	995	587
XL Capital Ltd.,
6.50%, 12/31/49	1,345	794

		2,177

Iron/Steel - 0.4%
ArcelorMittal,
5.38%, 6/1/13	465	469

Mining - 0.3%
Anglo American Capital PLC,
9.38%, 4/8/14(1) (2) †	235	268

Oil & Gas - 0.5%
Nexen, Inc.,
6.40%, 5/15/37	270	250
7.50%, 7/30/39†	285	298

		548

Total Foreign Issuer Bonds (Cost $5,698)		4,886

MUNICIPAL BONDS - 0.3%
Municipal - 0.3%
Metropolitan Transportation Authority,
7.34%, 11/15/39	215	261

Total Municipal Bonds (Cost $215)		261

U.S. GOVERNMENT AGENCIES - 45.6% (3)
Fannie Mae - 25.8%
3.50%, 8/25/14	1,040	1,047
Pool #255452,
5.50%, 10/1/19	878	932
Pool #535714,
7.50%, 1/1/31	41	46
Pool #555599,
7.00%, 4/1/33	103	113
Pool #656035,
7.50%, 9/1/32	38	42
Pool #695066,
5.50%, 4/1/33	1,405	1,472
Pool #712130,
7.00%, 6/1/33	54	59
Pool #725424,
5.50%, 4/1/34	1,513	1,585
Pool #725787,
5.00%, 9/1/19	1,393	1,470
Pool #735893,
5.00%, 10/1/35	546	562
Pool #797773,
5.00%, 3/1/20	131	138
Pool #829125,
5.50%, 10/1/35	1,350	1,411
Pool #831810,
6.00%, 9/1/36	2,917	3,080
Pool #845182,
5.50%, 11/1/35	1,268	1,326

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 45.6% (3) continued
Fannie Mae - 25.8% continued
Pool #869217,
5.47%, 2/1/36	$1,133	$1,192
Pool #871232,
6.00%, 4/1/36	1,844	1,947
Pool #890001,
5.00%, 2/1/38	2,592	2,670
Pool #890009,
5.50%, 9/1/36	1,894	1,984
Pool #893082,
5.81%, 9/1/36	695	732
Pool #934476,
4.50%, 3/1/23	1,453	1,497
Pool #946869,
6.00%, 9/1/37	600	633
Pool #968158,
6.50%, 1/1/38	982	1,052
Pool #AA4434,
5.00%, 3/1/39	2,261	2,324

		27,314

Federal Home Loan Bank - 0.5%
1.75%, 8/22/12	474	473

Freddie Mac - 7.1%
2.25%, 8/24/12	920	924
Pool #1B3575,
6.08%, 9/1/37	664	703
Pool #1G2296,
6.17%, 11/1/37	1,185	1,256
Pool #1J0365,
5.90%, 4/1/37	824	867
Pool #1J2840,
5.94%, 9/1/37	920	968
Pool #A61560,
5.50%, 10/1/36	2,721	2,846

		7,564

Freddie Mac Gold - 10.6%
Pool #A62213,
6.00%, 6/1/37	1,666	1,758
Pool #A65182,
6.50%, 9/1/37	2,041	2,175
Pool #C02790,
6.50%, 4/1/37	1,245	1,328
Pool #C02838,
5.50%, 5/1/37	1,739	1,814
Pool #G01954,
5.00%, 11/1/35	1,391	1,433
Pool #G02869,
5.00%, 11/1/35	2,662	2,744

		11,252

Government National Mortgage Association - 1.6%
Pool #604183,
5.50%, 4/15/33	46	49
Pool #627123,
5.50%, 3/15/34	407	428
Pool #633627,
5.50%, 9/15/34	52	55
Series 2008, Class 14AC,
4.46%, 12/16/30	681	703
Series 2008, Class 8A,
3.61%, 11/16/27	448	457

		1,692

Total U.S. Government Agencies (Cost $46,283)		48,295

U.S. GOVERNMENT OBLIGATIONS - 13.5%
U.S. Treasury Bonds - 1.5%
4.25%, 5/15/39†	1,581	1,598

U.S. Treasury Notes - 12.0%
2.38%, 8/31/14†	3,967	3,964
3.00%, 8/31/16†	4,230	4,221
3.13%, 5/15/19†	345	337
3.63%, 8/15/19†	4,100	4,177

		12,699

Total U.S. Government Obligations (Cost $14,134)		14,297

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 21.6%
Northern Institutional Funds - Liquid Assets Portfolio (4) (5)	22,932,745	$22,933

Total Investment Companies (Cost $22,933)		22,933

FIXED INCOME PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 2.2%
Societe Generale, Grand Cayman, Eurodollar Time Deposit,
0.18%, 9/1/09	$1,825	$1,825
U.S. Treasury Bill,
0.26%, 2/11/10(6)	475	475

Total Short-Term Investments (Cost $2,300)		2,300

Total Investments - 118.2% (Cost $122,394)		125,224

Liabilities less Other Assets - (18.2)%		(19,260)

NET ASSETS - 100.0%		$105,964

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	Restricted security that has been deemed illiquid. At August 31, 2009, the value of these restricted illiquid securities amounted to approximately $6,374,000 or 6.0% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Anglo American Capital PLC,
9.38%, 4/8/14	4/02/09	$235

BAE Systems Holdings, Inc.,
6.38%, 6/1/19	6/01/09 - 8/03/09	613

Catlin Insurance Co. Ltd.,
7.25%, 1/19/17	1/11/07 - 6/27/07	987

Erac USA Finance Co.,
7.00%, 10/15/37	10/10/07	451

Hyatt Hotels Corp.,
6.88%, 8/15/19	8/10/09	474

iStar Financial, Inc.,
10.00%, 6/15/14	4/26/06	205

Liberty Mutual Group, Inc.,
5.75%, 3/15/14	6/16/09	69

Metropolitan Life Global Funding I,
5.13, 6/10/14	6/03/09	363

Miller Brewing Co.,
5.50%, 8/15/13	3/06/09	416

News America, Inc.,
6.90%, 3/1/19	6/17/09	254

News America, Inc.,
6.90%, 8/15/39	8/20/09	240

Power Receivable Finance LLC,
6.29%, 1/1/12	9/30/03	132

Pricoa Global Funding I,
4.20%, 1/15/10	3/12/09 - 3/13/09	759

Pricoa Global Funding I,
5.45%, 6/11/14	6/04/09	464

Cellco Partnership / Verizon Wireless Capital LLC,
5.55%, 2/1/14	01/30/09	318

Cellco Partnership / Verizon Wireless Capital LLC,
8.50%, 11/15/18	11/18/08	534

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(4)	Investment in affiliated portfolio.
(5)	Investment relates to cash collateral received from portfolio securities loaned.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At August 31, 2009, the credit quality distribution for the Core Bond Portfolio as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AAA	68.6%
AA	3.4
A	10.2
BAA	16.9
BA	0.8
B	0.1

Total	100.0%

Federal Tax Information:

At August 31, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$122,394

Gross tax appreciation of investments	$4,220
Gross tax depreciation of investments	(1,390)

Net tax appreciation of investments	$2,830

At August 31, 2009, the Core Bond Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (000S)
Ten Year U.S. Treasury Note	27	$3,165	Long	12/09	$42

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO continued	AUGUST 31, 2009 (UNAUDITED)

framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Valuations based on inputs that are unobservable and significant. The Fund utilized the following valuation techniques on Level 3 investments: The Fund valued certain securities using evaluated prices, based on broker quotes, from a primary pricing source.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Core Bond Portfolio’s investments and other financial instruments, which are carried at fair value, as of August 31, 2009:

INVESTMENTS	Level 1 (000S)	Level 2 (000S)		Level 3 (000S)	Total (000S)
Asset-Backed Securities	$—	$2,217	(1)	$—	$2,217
Corporate Bonds
Aerospace/Defense	—	514		651	1,165
Agriculture	—	1,439		—	1,439
Banks	—	4,005		—	4,005
Beverages	—	—		457	457
Biotechnology	—	409		—	409
Chemicals	—	1,275		—	1,275
Commercial Services	—	—		407	407
Computers	—	468		—	468
Diversified Financial Services	—	5,220		131	5,351
Electric	—	1,500		—	1,500
Forest Products & Paper	—	360		—	360
Insurance	—	—		1,758	1,758
Lodging	—	—		485	485
Media	—	809		529	1,338
Metal Fabrification/Hardware	—	371		—	371
Miscellaneous Manufacturing	—	636		—	636
Office/Business Equipment	—	480		—	480
Oil & Gas	—	2,208		—	2,208
Oil & Gas Services	—	206		—	206
Pharmaceuticals	—	1,687		—	1,687
Pipelines	—	701		—	701
Real Estate Investment Trusts	—	—		75	75
Retail	—	413		—	413
Software	—	289		—	289
Telecommunications	—	1,526		1,026	2,552
Foreign Issuer Bonds
Banks	—	1,424		—	1,424
Insurance	—	1,590		587	2,177
Iron/Steel	—	469		—	469
Mining	—	—		268	268
Oil & Gas	—	548		—	548
Municipal Bonds	—	261	(1)	—	261
U.S. Government Agencies	—	48,295	(1)	—	48,295
U.S. Government Obligations	—	14,297	(1)	—	14,297
Investment Companies	22,933	—		—	22,933
Short-Term Investments	—	2,300		—	2,300

Total Investments	$22,933	$95,917		$6,374	$125,224

Other Financial Instruments *	$42	$—		$—	$—

(1)	Classifications as defined in the Schedule of Investments.
*	Other financial instruments include futures and forwards, if applicable.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 11/30/08 (000S)	REALIZED GAIN (LOSS) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET PURCHASES (SALES) (000S)	TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)	BALANCE AS OF 8/31/09 (000S)
Corporate Bonds
Aerospace/Defense	$—	$—	$38	$613	$—	$651
Beverages	—	—	42	415	—	457
Commercial Services	273	—	134	—	—	407
Diversified Financial Services	164	—	3	(36)	—	131
Insurance	—	4	103	1,651	—	1,758
Lodging	—	—	10	475	—	485
Media	—	(37)	36	530	—	529
Real Estate Investment Trusts	—	—	(130)	205	—	75
Telecommunications	994	98	154	(220)	—	1,026
Foreign Issuer Bonds
Insurance	257	—	330	—	—	587
Mining	—	15	33	220	—	268

Total	$1,688	$80	$753	$3,853	$—	$6,374

The amount of change in unrealized gain due to investments in level 3 securities still held at August 31, 2009 was approximately $715,000.

FIXED INCOME PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX PORTFOLIO	AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 98.7%
U.S. Treasury Bonds - 24.3%
7.25%, 5/15/16	$1,500	$1,893
8.88%, 8/15/17†	1,500	2,086
9.00%, 11/15/18	3,200	4,608
8.13%, 8/15/19†	400	552
8.75%, 8/15/20	1,000	1,448
8.13%, 5/15/21†	1,000	1,402
8.00%, 11/15/21†	1,100	1,538
7.63%, 11/15/22†	1,500	2,062
6.25%, 8/15/23†	1,000	1,238
6.88%, 8/15/25	1,000	1,330
6.50%, 11/15/26	1,500	1,941
6.13%, 11/15/27†	1,000	1,255
5.25%, 11/15/28†	1,000	1,145
6.25%, 5/15/30†	2,500	3,227
4.75%, 2/15/37†	1,250	1,366
5.00%, 5/15/37†	500	567
4.38%, 2/15/38†	1,000	1,031
4.50%, 5/15/38†	1,500	1,580
4.25%, 5/15/39†	500	506

		30,775

U.S. Treasury Notes - 74.4%
2.00%, 9/30/10†	2,000	2,033
4.25%, 10/15/10†	3,000	3,129
4.38%, 12/15/10†	3,500	3,672
0.88%, 12/31/10†	2,500	2,510
0.88%, 1/31/11†	2,000	2,007
5.00%, 2/15/11†	1,900	2,020
0.88%, 2/28/11	1,000	1,003
4.75%, 3/31/11†	500	531
0.88%, 4/30/11†	1,000	1,001
4.88%, 5/31/11	2,200	2,354
1.13%, 6/30/11†	1,500	1,507
4.88%, 7/31/11†	2,000	2,150
4.63%, 8/31/11†	1,000	1,072
4.63%, 10/31/11†	1,200	1,291
4.50%, 11/30/11	3,000	3,223
1.13%, 12/15/11†	2,500	2,497
4.75%, 1/31/12†	1,250	1,356
4.63%, 2/29/12†	1,000	1,083
4.50%, 3/31/12	1,000	1,082
4.50%, 4/30/12†	3,000	3,248
4.88%, 6/30/12†	1,000	1,097
1.75%, 8/15/12	1,000	1,008
4.13%, 8/31/12†	1,000	1,078
4.25%, 9/30/12†	1,200	1,299
3.88%, 10/31/12†	500	536
4.00%, 11/15/12†	950	1,023
3.63%, 12/31/12†	1,900	2,025
2.88%, 1/31/13†	300	312
2.50%, 3/31/13†	3,000	3,079
3.63%, 5/15/13†	2,500	2,662
4.25%, 8/15/13†	1,500	1,633
3.13%, 9/30/13	2,000	2,088
2.75%, 10/31/13†	1,800	1,851
4.25%, 11/15/13†	2,000	2,177
2.00%, 11/30/13†	2,000	1,994
1.75%, 1/31/14†	1,000	983
1.88%, 4/30/14†	1,000	983
4.75%, 5/15/14†	1,500	1,667
2.63%, 6/30/14†	3,000	3,039
4.25%, 11/15/14†	2,000	2,175
4.00%, 2/15/15†	2,000	2,145
4.13%, 5/15/15†	1,000	1,078
4.25%, 8/15/15	2,000	2,168
4.50%, 11/15/15†	1,250	1,372
4.50%, 2/15/16†	1,000	1,096
3.25%, 6/30/16†	2,000	2,034
4.88%, 8/15/16†	1,000	1,119
4.63%, 2/15/17†	1,900	2,089
4.25%, 11/15/17	800	856
3.50%, 2/15/18†	500	506
3.88%, 5/15/18†	3,000	3,119
4.00%, 8/15/18†	1,000	1,047
2.75%, 2/15/19†	3,000	2,840
3.63%, 8/15/19	1,000	1,019

		93,966

Total U.S. Government Obligations (Cost $119,631)		124,741

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 39.6%
Northern Institutional Funds - Liquid Assets Portfolio (1) (2)	50,058,889	$50,059

Total Investment Companies (Cost $50,059)		50,059

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT- TERM INVESTMENTS - 2.2%
Societe Generale, Grand Cayman, Eurodollar Time Deposit,
0.18%, 9/1/09	$2,728	$2,728

Total Short-Term Investments (Cost $2,728)		2,728

Total Investments - 140.5% (Cost $172,418)		177,528

Liabilities less Other Assets - (40.5)%		(51,194)

NET ASSETS - 100.0%		$126,334

(1)	Investment in affiliated portfolio.
(2)	Investment relates to cash collateral received from portfolio securities loaned.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

Federal Tax Information:

At August 31, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$172,418

Gross tax appreciation of investments	$5,432
Gross tax depreciation of investments	(322)

Net tax appreciation of investments	$5,110

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Treasury Index Portfolio’s investments and other financial instruments, which are carried at fair value, as of August 31, 2009:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Obligations	$—	$124,741	(1)	$—	$124,741
Investment Companies	50,059	—		—	50,059

Short-Term Investments	—	2,728		—	2,728

Total Investments	$50,059	$127,469		$—	$177,528

(1)	Classifications as defined in the Schedule of Investments.

FIXED INCOME PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO	AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.8%
Commercial Mortgage Services - 1.8%
Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A2,
5.32%, 9/10/47	$165	$165
Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A2,
5.86%, 6/11/40	200	198
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2,
5.26%, 9/15/39	125	126

		489

Total Asset-Backed Securities (Cost $493)		489

CORPORATE BONDS - 44.1%
Aerospace/Defense - 2.0%
BAE Systems Holdings, Inc.,
4.95%, 6/1/14(1) (2)	165	171
6.38%, 6/1/19(1) (2)	155	168
Boeing (The) Co.,
4.88%, 2/15/20†	135	137
Northrop Grumman Corp.,
5.05%, 8/1/19	70	72

		548

Agriculture - 1.5%
Altria Group, Inc.,
9.25%, 8/6/19†	150	181
Bunge Ltd. Finance Corp.,
8.50%, 6/15/19	45	51
Lorillard Tobacco Co.,
8.13%, 6/23/19	160	178

		410

Banks - 6.8%
Citibank NA,
1.38%, 8/10/11†	298	299
1.88%, 6/4/12†	355	356
Citigroup, Inc.,
2.88%, 12/9/11	228	235
Goldman Sachs Group (The), Inc.,
5.15%, 1/15/14	80	83
5.95%, 1/18/18	75	78
JPMorgan Chase & Co.,
5.75%, 1/2/13	255	272
JPMorgan Chase Bank N.A.,
6.00%, 10/1/17	190	200
Morgan Stanley,
6.00%, 4/28/15	190	201
SunTrust Bank,
0.53%, 5/21/12	165	146

		1,870

Beverages - 1.2%
Anheuser-Busch Cos., Inc.,
5.50%, 1/15/18	55	56
Miller Brewing Co.,
5.50%, 8/15/13(1) (2)	100	105
PepsiCo., Inc.,
4.65%, 2/15/13†	155	166

		327

Chemicals - 1.4%
Dow Chemical (The) Co.,
5.90%, 2/15/15	95	95
Mosaic (The) Co.,
7.63%, 12/1/16(2)	125	129
Praxair, Inc.,
3.25%, 9/15/15	170	170

		394

Computers - 0.9%
Hewlett-Packard Co.,
2.25%, 5/27/11	115	117
4.50%, 3/1/13†	130	139

		256

Diversified Financial Services - 4.9%
Bear Stearns (The) Cos., LLC,
5.70%, 11/15/14	70	75
Capital One Bank USA NA,
8.80%, 7/15/19†	140	150
Countrywide Home Loans, Inc.,
4.00%, 3/22/11	125	126
General Electric Capital Corp.,
2.13%, 12/21/12†	172	173
6.00%, 8/7/19	70	71
HSBC Finance Corp.,
5.25%, 1/15/14†	270	275
International Lease Finance Corp.,
5.75%, 6/15/11	100	89

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 44.1% continued
Diversified Financial Services - 4.9% continued
John Deere Capital Corp.,
5.25%, 10/1/12	$155	$168
Merrill Lynch & Co., Inc.,
6.15%, 4/25/13	175	182
Power Receivable Finance LLC,
6.29%, 1/1/12(1) (2) †	35	35

		1,344

Electric - 2.3%
Duke Energy Carolinas LLC,
5.10%, 4/15/18	100	105
Florida Power & Light Co.,
5.55%, 11/1/17†	95	104
Florida Power Corp.,
5.65%, 6/15/18	110	121
Nevada Power Co.,
6.50%, 8/1/18	150	164
Progress Energy, Inc.,
7.05%, 3/15/19†	120	138

		632

Food - 0.2%
General Mills, Inc.,
5.65%, 2/15/19	40	43

Forest Products & Paper - 0.3%
International Paper Co.,
7.50%, 8/15/21	90	91

Healthcare - Services - 0.6%
UnitedHealth Group, Inc.,
4.88%, 3/15/15†	150	153

Insurance - 2.4%
Liberty Mutual Group, Inc.,
5.75%, 3/15/14(1) (2) †	20	18
Metropolitan Life Global Funding I,
5.13%, 6/10/14(1) (2)	90	94
Pricoa Global Funding I,
4.20%, 1/15/10(1) (2)	190	190
5.45%, 6/11/14(1) (2)	175	180
Protective Life Secured Trust,
4.85%, 8/16/10	165	167

		649

Lodging - 0.4%
Hyatt Hotels Corp.,
6.88%, 8/15/19(1) (2)	120	122

Media - 1.7%
Comcast Corp.,
5.70%, 7/1/19†	145	153
News America, Inc.,
6.90%, 3/1/19(1) (2)	95	107
Time Warner Cable, Inc.,
8.25%, 4/1/19	165	198

		458

Metal Fabrication/Hardware - 0.6%
Commercial Metals Co.,
7.35%, 8/15/18†	155	158

Miscellaneous Manufacturing - 0.6%
General Electric Co.,
5.25%, 12/6/17	150	153

Office/Business Equipment - 0.5%
Xerox Corp.,
5.50%, 5/15/12	130	135

Oil & Gas - 3.5%
Anadarko Petroleum Corp.,
5.95%, 9/15/16	85	88
8.70%, 3/15/19†	155	183
ConocoPhillips,
4.40%, 5/15/13†	50	53
Premcor Refining Group (The), Inc.,
6.75%, 5/1/14	330	327
Questar Market Resources, Inc.,
6.80%, 3/1/20	55	56
Rowan Cos, Inc.,
7.88%, 8/1/19†	170	179
XTO Energy, Inc.,
4.63%, 6/15/13†	60	62

		948

Oil & Gas Services - 0.4%
Smith International, Inc.,
9.75%, 3/15/19†	80	97

Pharmaceuticals - 3.9%
Abbott Laboratories,
5.60%, 11/30/17	140	153
Eli Lilly & Co.,
3.55%, 3/6/12	155	162

FIXED INCOME PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 44.1% continued
Pharmaceuticals - 3.9% continued
Express Scripts, Inc.,
5.25%, 6/15/12	$75	$80
Merck & Co., Inc. of New Jersey,
5.00%, 6/30/19	145	153
Pfizer, Inc.,
4.45%, 3/15/12	160	169
5.35%, 3/15/15†	210	234
Schering-Plough Corp.,
6.00%, 9/15/17	95	106

		1,057

Pipelines - 2.0%
Consolidated Natural Gas Co.,
5.00%, 3/1/14	275	289
Enterprise Products Operating LLC,
4.60%, 8/1/12†	100	104
Kinder Morgan Energy Partners LP,
6.00%, 2/1/17	90	93
Plains All American Pipeline LP,
4.25%, 9/1/12†	65	66

		552

Real Estate Investment Trusts - 0.1%
iStar Financial, Inc.,
10.00%, 6/15/14(1) (2)	25	18

Retail - 1.1%
CVS Caremark Corp.,
6.60%, 3/15/19	105	119
Lowe’s Cos., Inc.,
5.60%, 9/15/12†	110	120
Wal-Mart Stores, Inc.,
4.25%, 4/15/13†	60	64

		303

Software - 0.2%
Oracle Corp.,
3.75%, 7/8/14†	65	67

Telecommunications - 4.6%
AT&T, Inc.,
5.60%, 5/15/18†	95	100
Cellco Partnership/Verizon Wireless Capital LLC,
3.75%, 5/20/11(2)	270	279
5.55%, 2/1/14(1) (2)	80	87
8.50%, 11/15/18(1) (2) †	200	252
Cisco Systems, Inc.,
4.95%, 2/15/19†	160	167
Verizon Communications, Inc.,
8.75%, 11/1/18	150	189
6.35%, 4/1/19†	170	189

		1,263

Total Corporate Bonds (Cost $11,436)		12,048

FOREIGN ISSUER BONDS - 7.9%
Banks - 1.7%
Barclays Bank PLC,
6.75%, 5/22/19	155	170
Credit Suisse Bank of New York,
5.00%, 5/15/13	210	223
5.50%, 5/1/14†	75	80

		473

Diversified Financial Services - 0.6%
BP Capital Markets PLC,
3.13%, 3/10/12	165	170

Food - 0.5%
Delhaize Group,
5.88%, 2/1/14	140	149

Insurance - 1.2%
Allied World Assurance Co. Holdings Ltd. of Bermuda,
7.50%, 8/1/16	100	97
Catlin Insurance Co. Ltd.,
7.25%, 1/19/17(1) (2) †	155	91
XL Capital Ltd.,
6.50%, 12/31/49	215	127

		315

Iron/Steel - 0.7%
ArcelorMittal,
5.38%, 6/1/13†	180	182

Mining - 0.4%
Anglo American Capital PLC,
9.38%, 4/8/14(1) (2) †	90	103

Miscellaneous Manufacturing - 0.6%
Tyco Electronics Group S.A.,
6.00%, 10/1/12	155	160

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.9% continued
Oil & Gas - 1.4%
Devon Financing Corp. ULC,
6.88%, 9/30/11	$90	$98
Nexen, Inc.,
5.65%, 5/15/17	160	160
Petro-Canada,
6.05%, 5/15/18	75	78
Suncor Energy, Inc.,
6.10%, 6/1/18	55	58

		394

Telecommunications - 0.8%
Telefonos de Mexico S.A.B. de C.V.,
4.75%, 1/27/10	210	212

Total Foreign Issuer Bonds (Cost $2,225)		2,158

U.S. GOVERNMENT AGENCIES - 18.3% (3)
Fannie Mae - 16.0%
3.50%, 8/25/14	309	311
Pool #190367,
5.50%, 1/1/36	816	853
Pool #256883,
6.00%, 9/1/37	423	446
Pool #585617,
7.00%, 5/1/31	—	—
Pool #735402,
5.00%, 4/1/35	550	567
Pool #745418,
5.50%, 4/1/36	207	216
Pool #835806,
5.00%, 10/1/35	1,017	1,048
Pool #889650,
6.50%, 2/1/38	875	937

		4,378

Federal Home Loan Bank - 0.7%
1.75%, 8/22/12	200	199

Freddie Mac - 1.6%
2.25%, 8/24/12	423	425

Total U.S. Government Agencies (Cost $4,970)		5,002

U.S. GOVERNMENT OBLIGATIONS - 19.7%
U.S. Treasury Notes - 19.7%
1.00%, 8/31/11†	1,562	1,562
1.75%, 8/15/12†	728	734
1.50%, 7/15/12†	82	82
2.63%, 6/30/14†	354	359
2.38%, 8/31/14†	850	849
3.00%, 8/31/16†	1,330	1,327
3.13%, 5/15/19†	135	132
3.63%, 8/15/19†	317	323

		5,368

Total U.S. Government Obligations (Cost $5,340)		5,368

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 36.4%
Northern Institutional Funds - Liquid Assets Portfolio (4) (5)	9,928,345	$9,928

Total Investment Companies (Cost $9,928)		9,928

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 5.5%
Societe Generale, Grand Cayman, Eurodollar Time Deposit,
0.18%, 9/1/09	$1,437	$1,437
United States Treasury Bill,
0.26%, 2/11/10	75	75

Total Short-Term Investments (Cost $1,512)		1,512

Total Investments - 133.7% (Cost $35,904)		36,505

Liabilities less Other Assets - (33.7)%		(9,204)

NET ASSETS - 100.0%		$27,301

(1)	Restricted security that has been deemed illiquid. At August 31, 2009, the value of these restricted illiquid securities amounted to approximately $1,741,000 or 6.4% of net assets. Additional information on each restricted illiquid security is as follows:

FIXED INCOME PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2009 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Anglo American Capital PLC,
9.38%, 4/8/14	4/2/09	$90

BAE Systems Holdings, Inc.,
4.95%, 6/1/14	6/1/09	165

BAE Systems Holdings, Inc.,
6.38%, 6/1/19	8/3/09	167

Catlin Insurance Co. Ltd.,
7.25%, 1/19/17	1/11/07 - 6/27/07	153

Hyatt Hotels Corp.,
6.88%, 8/15/19	8/14/09	120

iStar Financial, Inc.,
10.00%, 6/15/14	4/26/06	49

Liberty Mutual Group, Inc.,
5.75%, 3/15/14	6/16/09	15

Metropolitan Life Global Funding I,
5.50%, 8/15/13	6/3/09	90

Miller Brewing Co.,
5.50%, 8/15/13	3/6/09	96

News America, Inc.,
6.90%, 3/1/19	6/17/09	98

Power Receivable Finance LLC,
6.29%, 1/1/12	9/30/03 - 8/24/07	35

Pricoa Global Funding I,
5.45%, 6/11/14	6/4/09	175

Pricoa Global Funding I,
4.20%, 1/15/10	3/12/09 - 3/13/09	176

Cellco Partnership / Verizon Wireless Capital LLC,
5.55%, 2/1/14	1/30/09	79

Cellco Partnership / Verizon Wireless Capital LLC,
8.50%, 11/15/18	11/18/08 - 2/20/09	208

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(4)	Investment in affiliated portfolio.
(5)	Investment relates to cash collateral received from portfolio securities loaned.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

Federal Tax Information:

At August 31, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$35,904

Gross tax appreciation of investments	$816
Gross tax depreciation of investments	(215)

Net tax appreciation of investments	$601

At August 31, 2009, the credit quality distribution for the Intermediate Bond Portfolio as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AAA	50.6%
AA	6.5
A	20.0
BAA	22.8
B	0.1

Total	100.0%

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Valuations based on inputs that are unobservable and significant. The Fund utilized the following valuation techniques on Level 3 investments: The Fund valued certain securities using evaluated prices, based on broker quotes, from a primary pricing source.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Intermediate Bond Portfolio’s investments and other financial instruments, which are carried at fair value, as of August 31, 2009:

INVESTMENTS	Level 1 (000S)	Level 2 (000S)		Level 3 (000S)	Total (000S)
Asset-Backed Securities	$—	$489	(1)	$—	$489
Corporate Bonds
Aerospace/Defense	—	209		339	548
Agriculture	—	410		—	410
Banks	—	1,870		—	1,870
Beverages	—	222		105	327
Chemicals	—	394		—	394
Computers	—	256		—	256
Diversified Financial Services	—	1,309		35	1,344
Electric	—	632		—	632
Food	—	43		—	43
Forest Products & Paper	—	91		—	91
Healthcare - Services	—	153		—	153
Insurance	—	167		482	649
Lodging	—	—		122	122
Media	—	351		107	458
Metal Fabrification/Hardware	—	158		—	158
Miscellaneous Manufacturing	—	153		—	153
Office/Business Equipment	—	135		—	135
Oil & Gas	—	948		—	948
Oil & Gas Services	—	97		—	97

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO continued	AUGUST 31, 2009 (UNAUDITED)

INVESTMENTS	Level 1 (000S)	Level 2 (000S)		Level 3 (000S)	Total (000S)
Pharmaceuticals	—	1,057		—	1,057
Pipelines	—	552		—	552
Real Estate Investment Trusts	—	—		18	18
Retail	—	303		—	303
Software	—	67		—	67
Telecommunications	—	924		339	1,263
Foreign Issuer Bonds
Banks	—	473		—	473
Diversified Financial Services	—	170		—	170
Food	—	149		—	149
Insurance	—	224		91	315
Iron/Steel	—	182		—	182
Mining	—	—		103	103
Miscellaneous Manufacturing	—	160		—	160
Oil & Gas	—	394		—	394
Telecommunications	—	212		—	212
U.S. Government Agencies	—	5,002	(1)	—	5,002
U.S. Government Obligations	—	5,368	(1)	—	5,368
Investment Companies	9,928	—		—	9,928
Short-Term Investments	—	1,512		—	1,512

Total Investments	$9,928	$24,836		$1,741	$36,505

(1)	Classifications as defined in the Schedule of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 11/30/08 (000S)	REALIZED GAIN(LOSS) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET PURCHASES (SALES) (000S)	TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)	BALANCE AS OF 8/31/09 (000S)
Corporate Bonds
Aerospace/Defense	$—	$3	$7	$329	$—	$339
Beverages	—	—	9	96	—	105
Diversified Financial Services	43	—	1	(9)	—	35
Insurance	—	—	27	455	—	482
Lodging	—	—	2	120	—	122
Media	—	(8)	8	107	—	107
Real Estate Investment Trusts	—	—	(31)	49	—	18
Telecommunications	141	1	49	148	—	339
Foreign Issuer Bonds
Insurance	40	—	51	—	—	91
Mining	—	—	13	90	—	103

Total	$224	$(4)	$136	$1,385	$—	$1,741

The amount of change in unrealized gains due to investments in level 3 securities still held at August 31, 2009 was approximately $128,000.

FIXED INCOME PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SHORT BOND PORTFOLIO	AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.6%
Commercial Mortgage Services - 2.6%
Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A2,
5.32%, 9/10/47	$1,240	$1,241
Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A2,
5.86%, 6/11/40	1,329	1,314
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2,
5.26%, 9/15/39	650	653

		3,208

Total Asset-Backed Securities (Cost $3,238)		3,208

CORPORATE BONDS - 29.5%
Aerospace/Defense - 1.3%
BAE Systems Holdings, Inc.,
4.95%, 6/1/14(1) (2)	730	755
Northrop Grumman Corp.,
3.70%, 8/1/14	900	913

		1,668

Banks - 6.3%
Citibank NA,
1.38%, 8/10/11	1,700	1,703
1.88%, 6/4/12†	1,484	1,489
Citigroup, Inc.,
2.88%, 12/9/11†	1,096	1,131
Goldman Sachs Group (The), Inc.,
5.15%, 1/15/14	770	803
JPMorgan Chase & Co.,
4.85%, 6/16/11	1,325	1,383
SunTrust Bank,
0.53%, 5/21/12	770	681
Wells Fargo & Co.,
4.38%, 1/31/13†	685	709

		7,899

Chemicals - 1.1%
Dow Chemical (The) Co.,
7.60%, 5/15/14†	845	913
5.90%, 2/15/15	455	454

		1,367

Computers - 1.0%
Dell, Inc.,
3.38%, 6/15/12†	765	788
Hewlett-Packard Co.,
2.25%, 5/27/11	505	514

		1,302

Diversified Financial Services - 4.7%
Citigroup Funding, Inc.,
2.13%, 7/12/12	700	706
Countrywide Home Loans, Inc.,
4.00%, 3/22/11	690	697
General Electric Capital Corp.,
0.59%, 4/28/11†	1,450	1,417
2.13%, 12/21/12	1,491	1,500
International Lease Finance Corp.,
5.75%, 6/15/11	970	865
John Deere Capital Corp.,
5.25%, 10/1/12	635	686

		5,871

Electric - 1.3%
Midamerican Energy Holdings Co.,
3.15%, 7/15/12(1)	900	910
PSEG Power LLC,
6.95%, 6/1/12	670	734

		1,644

Insurance - 1.7%
Liberty Mutual Group, Inc.,
5.75%, 3/15/14(1) (2) †	100	90
Metropolitan Life Global Funding I,
5.13%, 6/10/14(1) (2)	405	422
Pricoa Global Funding I,
4.20%, 1/15/10(1) (2)	760	759
5.45%, 6/11/14(1) (2)	780	801

		2,072

Media - 1.3%
Time Warner Cable, Inc.,
5.40%, 7/2/12	625	667
Time Warner, Inc.,
6.75%, 4/15/11	855	909

		1,576

Office/Business Equipment - 0.4%
Xerox Corp.,
5.50%, 5/15/12	505	526

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

SHORT BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 29.5% continued
Oil & Gas - 0.8%
Anadarko Petroleum Corp.,
5.75%, 6/15/14†	$900	$958

Pharmaceuticals - 2.0%
Eli Lilly & Co.,
3.55%, 3/6/12	625	654
Express Scripts, Inc.,
5.25%, 6/15/12	350	371
Merck & Co., Inc.,
1.88%, 6/30/11†	845	854
Pfizer, Inc.,
4.45%, 3/15/12	630	667

		2,546

Pipelines - 2.1%
Energy Transfer Partners LP,
5.65%, 8/1/12†	900	950
Enterprise Products Operating LLC,
4.60%, 8/1/12†	450	467
Plains All American Pipeline LP,
4.25%, 9/1/12	310	316
Transcontinental Gas Pipe Line Corp.,
7.00%, 8/15/11	895	963

		2,696

Retail - 1.0%
CVS Caremark Corp.,
4.00%, 9/15/09	1,300	1,301

Software - 0.9%
Oracle Corp.,
5.00%, 1/15/11	720	756
3.75%, 7/8/14	305	315

		1,071

Telecommunications - 3.6%
Cellco Partnership/Verizon Wireless Capital LLC,
3.75%, 5/20/11(1)	1,190	1,229
5.55%, 2/1/14(1) (2)	490	530
SBC Communications, Inc.,
6.25%, 3/15/11	1,440	1,532
Verizon Communications, Inc.,
5.35%, 2/15/11†	740	775
Verizon New Jersey, Inc.,
5.88%, 1/17/12	400	429

		4,495

Total Corporate Bonds (Cost $35,901) (1)(2)		36,992

FOREIGN ISSUER BONDS - 5.0%
Banks - 0.8%
Credit Suisse New York,
5.00%, 5/15/13	925	982

Chemicals - 0.4%
Potash Corp. of Saskatchewan, Inc.,
5.25%, 5/15/14	425	453

Food - 0.8%
Delhaize Group SA,
5.88%, 2/1/14	895	953

Mining - 0.3%
Anglo American Capital PLC,
9.38%, 4/8/14(1) (2) †	375	428

Oil & Gas - 2.0%
Anadarko Finance Co.,
6.75%, 5/1/11	895	950
Conoco Funding Co.,
6.35%, 10/15/11	680	745
StatoilHydro ASA,
3.88%, 4/15/14†	800	830

		2,525

Telecommunications - 0.7%
Telefonos de Mexico S.A.B. de C.V.,
4.75%, 1/27/10†	885	894

Total Foreign Issuer Bonds (Cost $5,954)		6,235

U.S. GOVERNMENT AGENCIES - 29.5% (3)
Fannie Mae - 23.2%
3.50%, 8/25/14	1,284	1,292
Pool #256883,
6.00%, 9/1/37	954	1,007
Pool #257042,
6.50%, 1/1/38	999	1,070
Pool #555649,
7.50%, 10/1/32	129	144

FIXED INCOME PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.5% (3) continued
Fannie Mae - 23.2% continued
Pool #745418,
5.50%, 4/1/36	$2,286	$2,390
Pool #869217,
5.47%, 2/1/36	1,975	2,079
Pool #888415,
5.00%, 12/1/36	1,629	1,678
Pool #889650,
6.50%, 2/1/38	2,711	2,904
Pool #893082,
5.81%, 9/1/36	1,068	1,124
Pool #897243,
6.00%, 11/1/36	2,470	2,608
Pool #946869,
6.00%, 9/1/37	1,444	1,523
Pool #995049,
5.50%, 2/1/38	2,516	2,631
Pool TBA,
5.50%, 9/15/39(4)	3,770	3,924
6.50%, 9/15/39(4)	4,350	4,652

		29,026

Freddie Mac - 2.9%
2.25%, 8/24/12	2,220	2,229
Pool #1B3617,
5.95%, 10/1/37	1,336	1,407

		3,636

Freddie Mac Gold - 1.3%
Pool #G05367,
5.50%, 12/1/35	1,562	1,634

Government National Mortgage Association - 2.1%
Series 2007, Class 4A,
4.21%, 6/16/29	1,050	1,085
Series 2008, Class 14AC,
4.46%, 12/16/30	681	703
Series 2008, Class 8A,
3.61%, 11/16/27	896	914

		2,702

Total U.S. Government Agencies (Cost $36,385)		36,998

U.S. GOVERNMENT OBLIGATIONS - 32.1%
U.S. Treasury Notes - 32.1%
1.00%, 8/31/11†	13,098	13,103
1.13%, 12/15/11†	4,404	4,398
1.50%, 7/15/12†	390	391
1.75%, 8/15/12†	16,119	16,246
2.38%, 8/31/14†	6,057	6,053

		40,191

Total U.S. Government Obligations (Cost $40,058)		40,191

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 26.4%
Northern Institutional Funds - Liquid Assets Portfolio (5) (6)	33,038,613	$33,039

Total Investment Companies (Cost $33,039)		33,039

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT- TERM INVESTMENTS - 20.3%
FHLB Discount Notes,
0.08%, 9/1/09	$6,405	$6,405
Societe Generale, Grand Cayman, Eurodollar Time Deposit,
0.18%, 9/1/09	18,780	18,780
U.S. Treasury Bill,
0.26%, 2/11/10(7)	300	300

Total Short-Term Investments (Cost $25,485)		25,485

Total Investments - 145.4% (Cost $180,060)		182,148

Liabilities less Other Assets - (45.4)%		(56,834)

NET ASSETS - 100.0%		$125,314

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

SHORT BOND PORTFOLIO continued

(2)	Restricted security that has been deemed illiquid. At August 31, 2009, the value of these restricted illiquid securities amounted to approximately $3,785,000 or 3.0% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Anglo American Capital PLC,
9.38%, 4/8/14	4/2/09	$375

BAE System Holdings, Inc.,
4.95%, 6/1/14	6/1/09	728

Liberty Mutual Group, Inc.,
5.75%, 3/15/14	6/16/09	77

Mertopolitian Life Global Funding I,
5.13%, 6/10/14	6/3/09	403

Pricoa Global Funding I,
4.20%, 1/15/10	3/12/09 - 3/13/09	703

Pricoa Global Funding I,
5.45%, 6/11/14	6/4/09	778

Cellco Partnership/Verizon Wireless Capital LLC,
5.55%, 2/1/14	1/30/09	487

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(4)	When-Issued Security.
(5)	Investment in affiliated portfolio.
(6)	Investment relates to cash collateral received from portfolio securities loaned.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

Federal Tax Information:

At August 31,2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$180,060

Gross tax appreciation of investments	$2,232
Gross tax depreciation of investments	(144)

Net tax appreciation of investments	$2,088

At August 31, 2009, the credit quality distribution for the Short Bond Portfolio as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AAA	70.4%
AA	5.8
A	11.0
BAA	12.8

Total	100.0%

At August 31, 2009, the Short Bond Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000S)
Five Year U.S. Treasury Note	127	$14,637	Short	12/09	$(8)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Valuations based on inputs that are unobservable and significant. The Fund utilized the following valuation techniques on Level 3 investments: The Fund valued certain securities using evaluated prices, based on broker quotes, from a primary pricing source.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Short Bond Portfolio’s investments and other financial instruments, which are carried at fair value, as of August 31, 2009:

INVESTMENTS	Level 1 (000S)	Level 2 (000S)		Level 3 (000S)	Total (000S)
Asset-Backed Securities	$—	$3,208	(1)	$—	$3,208
Corporate Bonds
Aerospace/Defense	—	913		755	1,668
Banks	—	7,899		—	7,899
Chemicals	—	1,367		—	1,367
Computers	—	1,302		—	1,302
Diversified Financial Services	—	5,871		—	5,871
Electric	—	1,644		—	1,644
Insurance	—	—		2,072	2,072
Media	—	1,576		—	1,576
Office/Business Equipment	—	526		—	526
Oil & Gas	—	958		—	958
Pharmaceuticals	—	2,546		—	2,546
Pipelines	—	2,696		—	2,696
Retail	—	1,301		—	1,301
Software	—	1,071		—	1,071
Telecommunications	—	3,965		530	4,495
Foreign Issuer Bonds
Banks	—	982		—	982
Chemicals	—	453		—	453
Food	—	953		—	953
Mining	—	—		428	428
Oil & Gas	—	2,525		—	2,525
Telecommunications	—	894		—	894
U.S. Government Agencies	—	36,998	(1)	—	36,998
U.S. Government Obligations	—	40,191	(1)	—	40,191

FIXED INCOME PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2009 (UNAUDITED)

INVESTMENTS	Level 1 (000S)	Level 2 (000S)	Level 3 (000S)	Total (000S)
Investment Companies	$33,039	$—	$—	$33,039
Short-Term Investments	—	25,485	—	25,485

Total Investments	$33,039	$145,324	$3,785	$182,148

Other Financial Instruments *	$(8)	$—	$—	$—

(1)	Classifications as defined in the Schedule of Investments.
*	Other financial instruments include futures and forwards, if applicable.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	BALANCE AS OF 11/30/08 (000S)	REALIZED GAIN (LOSS) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET PURCHASES (SALES) (000S)	TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)	BALANCE AS OF 8/31/09 (000S)
Corporate
Bonds
Aerospace/Defense	$—	$14	$26	$715	$—	$755
Insurance	—	—	111	1,961	—	2,072
Telecommunications	—	7	43	480	—	530
Foreign Issuer
Bonds
Mining	—	—	53	375	—	428

Total	$—	$21	$233	$3,531	$—	$3,785

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SECURITIES PORTFOLIO	AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 5.8%
Banks - 3.4%
Citibank NA,
1.38%, 8/10/11†	$830	$831
1.88%, 6/4/12†	965	968
Citigroup, Inc.,
2.88%, 12/9/11	922	952

		2,751

Diversified Financial Services - 2.4%
Citigroup Funding, Inc.,
2.13%, 7/12/12	850	857
General Electric Capital Corp.,
2.13%, 12/21/12	1,050	1,056

		1,913

Total Corporate Bonds (Cost $4,647)		4,664

U.S. GOVERNMENT AGENCIES - 24.6% (1)
Fannie Mae - 17.1%
3.50%, 8/25/14	970	976
Pool #257042,
6.50%, 1/1/38	983	1,053
Pool #555649,
7.50%, 10/1/32	93	104
Pool #735402,
5.00%, 4/1/35	897	925
Pool #869217,
5.47%, 2/1/36	1,190	1,252
Pool #893082,
5.81%, 9/1/36	402	423
Pool #968158,
6.50%, 1/1/38	359	385
Pool #995049,
5.50%, 2/1/38	1,293	1,352
Pool TBA,
5.50%, 9/15/39(2)	3,900	4,060
6.00%, 9/15/39(2)	3,050	3,209

		13,739

Freddie Mac - 6.3%
2.63%, 3/19/12	1,316	1,327
2.25%, 8/24/12	697	700
Pool #1J0365,
5.90%, 4/1/37	831	874
Pool #1J2840,
5.94%, 9/1/37	1,299	1,367
Pool #410092,
3.17%, 11/1/24	6	6
Series 2944, Class WD,
5.50%, 11/15/28	715	743

		5,017

Government National Mortgage Association - 1.2%
Series 2007, Class 4A,
4.21%, 6/16/29	281	290
Series 2008, Class 14AC,
4.46%, 12/16/30	341	352
Series 2008, Class 8A,
3.61%, 11/16/27	314	320

		962

Total U.S. Government Agencies (Cost $19,381)		19,718

U.S. GOVERNMENT OBLIGATIONS - 60.1%
U.S. Treasury Notes - 60.1%
2.00%, 9/30/10	2,414	2,454
1.00%, 8/31/11	13,795	13,800
1.13%, 12/15/11†	310	310
1.75%, 8/15/12†	10,189	10,269
2.63%, 6/30/14†	5,284	5,353
2.38%, 8/31/14	16,093	16,082

		48,268

Total U.S. Government Obligations (Cost $48,008)		48,268

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 45.7%
Northern Institutional Funds - Liquid Assets Portfolio (3) (4)	36,646,919	36,647

Total Investment Companies (Cost $36,647)		36,647

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SECURITIES PORTFOLIO continued	AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 16.2%
FHLB Discount Note,
0.08%, 9/1/09	$805	$805
Societe Generale, Grand Cayman, Eurodollar Time Deposit,
0.18%, 9/1/09	12,032	12,032
U.S. Treasury Bill,
0.26%, 2/11/10	155	155

Total Short-Term Investments (Cost $12,992)		12,992

Total Investments - 152.4% (Cost $121,675)		122,289

Liabilities less Other Assets - (52.4)%		(42,072)

NET ASSETS - 100.0%		$80,217

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	When-Issued Security.
(3)	Investment in affiliated portfolio.
(4)	Investment relates to cash collateral received from portfolio securities loaned.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets

Federal Tax Information:

At August 31, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$121,675

Gross tax appreciation of investments	$616
Gross tax depreciation of investments	(2)

Net tax appreciation of investments	$614

At August 31, 2009, the credit quality distribution for the U.S. Government Securities Portfolio as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AAA	100.0%

Total	100.0%

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Securities Portfolio’s investments and other financial instruments, which are carried at fair value, as of August 31, 2009:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds	$—	$4,664	(1)	$—	$4,664
U.S. Government Agencies	—	19,718	(1)	—	19,718
U.S. Government Obligations	—	48,268	(1)	—	48,268
Investment Companies	36,647	—		—	36,647
Short-Term Investments	—	12,992		—	12,992

Total Investments	$36,647	$85,642		$—	$122,289

(1)	Classifications as defined in the Schedule of Investments.

FIXED INCOME PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

INTERNATIONAL GROWTH PORTFOLIO	AUGUST 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4%
Australia - 1.9%
QBE Insurance Group Ltd.	79,927	$1,544
Telstra Corp. Ltd.	585,134	1,612

		3,156

Belgium - 2.0%
Anheuser-Busch InBev N.V.	75,392	3,257

Brazil - 0.9%
Petroleo Brasileiro S.A. ADR†	36,549	1,449

Canada - 1.0%
Bombardier, Inc., Class B	233,083	852
Talisman Energy, Inc.	47,735	767

		1,619

China - 2.0%
Bank of China Ltd., Class H	4,112,000	1,999
China Yurun Food Group Ltd.†	716,000	1,235

		3,234

Finland - 2.1%
Nokia OYJ	93,701	1,313
UPM-Kymmene OYJ	171,294	2,061

		3,374

France - 9.2%
Air Liquide S.A.	13,769	1,474
BNP Paribas†	44,709	3,608
Peugeot S.A.*†	33,542	975
Societe Generale	55,525	4,499
Total S.A.	37,881	2,178
UBISOFT Entertainment*†	56,072	999
Veolia Environnement	33,695	1,169

		14,902

Germany - 7.7%
Allianz S.E. (Registered)	23,376	2,703
Deutsche Bank A.G. (Registered)	22,609	1,541
Deutsche Telekom A.G. (Registered)	91,372	1,218
E.ON A.G.	50,809	2,153
GEA Group A.G.	53,160	942
Linde A.G.	15,848	1,597
SAP A.G.	26,822	1,310
Siemens A.G. (Registered)	13,136	1,139

		12,603

Hong Kong - 1.5%
Huabao International Holdings Ltd.	2,300,000	2,385

Ireland - 0.7%
Covidien PLC	30,006	1,187

Italy - 2.3%
Enel S.p.A.	265,298	1,563
ENI S.p.A.	91,517	2,172

		3,735

Japan - 20.2%
Chiyoda Corp.	209,000	1,676
East Japan Railway Co.	21,700	1,416
Fast Retailing Co. Ltd.	15,600	1,862
Kansai Electric Power (The) Co., Inc.	57,000	1,311
Kawasaki Heavy Industries Ltd.†	581,000	1,534
Kinden Corp.	137,000	1,224
Kubota Corp.	195,000	1,598
Mitsubishi UFJ Financial Group, Inc.	652,890	4,142
Mitsui & Co. Ltd.	163,300	2,110
Murata Manufacturing Co. Ltd.	25,900	1,219
NGK Insulators Ltd.	52,000	1,214
Nomura Holdings, Inc.	299,100	2,623
Shin-Etsu Chemical Co. Ltd.	29,700	1,748
Shiseido Co. Ltd.	60,000	1,050
Sony Corp.†	82,500	2,207
Sumitomo Metal Mining Co. Ltd.	116,000	1,772
Toyota Motor Corp.	97,100	4,141

		32,847

Netherlands - 6.2%
ASML Holding N.V.	67,423	1,854
Qiagen N.V.*†	53,398	1,099
Royal Dutch Shell PLC, Class B (London Exchange)	130,141	3,538
Royal KPN N.V.	81,048	1,247
Unilever N.V. - CVA	85,347	2,386

		10,124

Portugal - 0.8%
Jeronimo Martins SGPS S.A.	157,408	1,229

Singapore - 2.4%
CapitaLand Ltd.	800,500	2,058
DBS Group Holdings Ltd.	221,000	1,936

		3,994

South Korea - 0.5%
Hyundai Motor Co.	10,400	882

Spain - 2.7%
Iberdrola Renovables S.A.	141,509	651

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL GROWTH PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Spain - 2.7% continued
Iberdrola S.A.	158,482	$1,472
Telefonica S.A.	91,462	2,309

		4,432

Sweden - 0.9%
Telefonaktiebolaget LM Ericsson, Class B	147,076	1,411

Switzerland - 7.7%
ABB Ltd. (Registered)*	67,654	1,305
Credit Suisse Group A.G. (Registered)	41,518	2,116
Novartis A.G. (Registered)	69,592	3,232
Roche Holding A.G. (Genusschein)	25,967	4,132
Syngenta A.G. (Registered)	7,245	1,704

		12,489

United Kingdom - 24.0%
Autonomy Corp. PLC*	61,508	1,293
BAE Systems PLC	141,399	715
Barclays PLC*	382,965	2,347
BP PLC	292,848	2,521
Compass Group PLC	417,232	2,219
GlaxoSmithKline PLC	171,665	3,360
HSBC Holdings PLC	159,233	1,740
ITV PLC	1,795,217	1,420
National Grid PLC	133,510	1,287
Pearson PLC	138,357	1,683
Prudential PLC†	266,377	2,325
QinetiQ Group PLC	295,357	666
Reckitt Benckiser Group PLC	48,108	2,228
Rolls-Royce Group PLC*	351,439	2,577
Royal Bank of Scotland Group PLC*	2,002,878	1,874
Standard Chartered PLC	116,814	2,651
Vodafone Group PLC	1,679,418	3,620
Weir Group (The) PLC	162,270	1,699
WPP PLC	346,236	2,910

		39,135

United States - 1.7%
Lazard Ltd., Class A	29,082	1,130
Vale S.A. ADR†	81,301	1,562

		2,692

Total Common Stocks (Cost $158,638) (1)		160,136

INVESTMENT COMPANIES - 8.0%
Northern Institutional Funds - Liquid Assets Portfolio (2) (3)	13,085,842	13,086

Total Investment Companies (Cost $13,086)		13,086

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 1.0%
Societe Generale, Grand Cayman, Eurodollar Time Deposit,
0.18%, 9/1/09	$1,559	$1,559

Total Short-Term Investments (Cost $1,559)		1,559

Total Investments - 107.4% (Cost $173,283)		174,781

Liabilities less Other Assets - (7.4)%		(12,018)

NET ASSETS - 100.0%		$162,763

(1)	In accordance with the Portfolio’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Investment in affiliated portfolio.
(3)	Investment relates to cash collateral received from portfolio securities loaned.
*	Non-Income Producing Security
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

Federal Tax Information:

At August 31, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$160,197

Gross tax appreciation of investments	$18,537
Gross tax depreciation of investments	(17,039)

Net tax appreciation of investments	$1,498

EQUITY PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2009 (UNAUDITED)

At August 31, 2009, the industry sectors for the International Growth Portfolio were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.4%
Consumer Staples	7.1
Energy	7.9
Financials	25.5
Health Care	8.1
Industrials	12.9
Information Technology	5.9
Materials	8.9
Telecommunication Services	6.3
Utilities	6.0

Total	100.0%

At August 31, 2009, the International Growth Portfolio’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	31.3%
British Pound	26.6
Japanese Yen	20.5
Swiss Franc	7.8
All other currencies less than 5%	13.8

Total	100.0%

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and /or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the International Growth Portfolio’s investments and other financial instruments, which are carried at fair value, as of August 31, 2009:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stock
Consumer Discretionary	$—	$18,297	$—	$18,297
Consumer Staples	—	11,385	—	11,385
Energy	2,216	10,409	—	12,625
Financials	1,130	39,708	—	40,838
Health Care	1,187	11,824	—	13,011
Industrials	852	19,816	—	20,668
Information Technology	—	9,400	—	9,400
Materials	1,562	12,740	—	14,302
Telecommunication Services	—	10,005	—	10,005
Utilities	—	9,605	—	9,605
Investment Companies	13,086	—	—	13,086
Short-Term Investments	—	1,559	—	1,559

Total Investments	$20,033	$154,748	$—	$174,781

Other Financial Instruments*	$—	$—	$—	$—

*	Other financial instruments include futures and forwards, if applicable.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO	AUGUST 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3%
Australia - 7.5%
AGL Energy Ltd.	4,799	$57
Alumina Ltd.	26,204	36
Amcor Ltd.	14,176	69
AMP Ltd.	21,540	116
Aristocrat Leisure Ltd.	4,106	16
Arrow Energy Ltd.*	5,831	22
Asciano Group*	29,111	39
ASX Ltd.†	1,942	54
Australia & New Zealand Banking Group Ltd.	25,615	461
AXA Asia Pacific Holdings Ltd.	10,780	39
Bendigo and Adelaide Bank Ltd.†	3,431	24
BGP Holdings PLC*	104,706	—
BHP Billiton Ltd.	37,072	1,158
Billabong International Ltd.†	2,360	21
BlueScope Steel Ltd.	20,806	50
Boral Ltd.†	6,100	30
Brambles Ltd.	15,315	96
Caltex Australia Ltd.*	1,572	16
CFS Retail Property Trust	18,035	29
Coca-Cola Amatil Ltd.	6,173	52
Cochlear Ltd.	612	29
Commonwealth Bank of Australia	16,769	651
Computershare Ltd.	4,699	40
Crown Ltd.	5,514	37
CSL Ltd.	6,899	188
CSR Ltd.	13,679	24
Dexus Property Group†	48,948	31
Energy Resources of Australia Ltd.†	680	15
Fairfax Media Ltd.†	23,168	29
Fortescue Metals Group Ltd.*	14,458	54
Foster’s Group Ltd.	20,560	95
Goodman Fielder Ltd.	13,939	18
Goodman Group	61,383	32
GPT Group	104,706	54
Harvey Norman Holdings Ltd.†	6,558	22
Incitec Pivot Ltd.	17,394	44
Insurance Australia Group Ltd.	21,914	66
Leighton Holdings Ltd.†	1,610	50
Lend Lease Corp. Ltd.	4,660	37
Lion Nathan Ltd.	3,233	32
Macquarie Airports	6,369	14
Macquarie Group Ltd.†	3,491	150
Macquarie Infrastructure Group	25,623	29
Metcash Ltd.	8,070	29
Mirvac Group	25,582	32
National Australia Bank Ltd.	22,134	532
Newcrest Mining Ltd.	5,325	135
Nufarm Ltd.	1,894	17
OneSteel Ltd.	15,848	43
Orica Ltd.	3,994	76
Origin Energy Ltd.	9,407	121
OZ Minerals Ltd.*	34,248	31
Paladin Energy Ltd.*†	5,886	23
Perpetual Ltd.†	463	16
Qantas Airways Ltd.	12,324	27
QBE Insurance Group Ltd.	11,350	219
Rio Tinto Ltd.	4,974	234
Santos Ltd.	9,165	122
Sims Metal Management Ltd.	1,550	30
Sonic Healthcare Ltd.	3,809	45
SP AusNet	15,789	10
Stockland	24,089	77
Suncorp-Metway Ltd.†	13,983	92
TABCORP Holdings Ltd.	6,688	38
Tatts Group Ltd.	12,626	26
Telstra Corp. Ltd.	48,533	134
Toll Holdings Ltd.	7,021	47
Transurban Group	12,643	43
Wesfarmers Ltd.	11,569	246
Wesfarmers Ltd. - PPS	1,646	35
Westfield Group	23,941	255
Westpac Banking Corp.	31,881	656
Woodside Petroleum Ltd.	5,591	231
Woolworths Ltd.	13,619	323
WorleyParsons Ltd.†	1,772	42

		8,113

Austria - 0.3%
Erste Group Bank A.G.	2,096	89
OMV A.G.	1,699	67
Raiffeisen International Bank Holding A.G.	582	31
Telekom Austria A.G.	3,676	64
Verbund - Oesterreichische Elektrizita-etswirtschafts A.G., Class A†	855	44
Vienna Insurance Group	412	21
Voestalpine A.G.	1,272	41

		357

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Belgium - 0.9%
Anheuser-Busch InBev N.V.	8,026	$347
Belgacom S.A.†	1,632	61
Colruyt S.A.	158	36
Delhaize Group S.A	1,113	75
Dexia S.A.*	6,000	51
Fortis*†	24,978	107
Fortis (VVPR)*	348	—
Groupe Bruxelles Lambert S.A.	871	76
KBC Groep N.V.*	1,753	66
Mobistar S.A.	366	24
Nationale A Portefeuille	404	21
Solvay S.A., Class A	674	71
UCB S.A.†	1,118	44
Umicore	1,252	34

		1,013

Denmark - 0.9%
A.P. Moller - Maersk A/S, Class A	6	42
A.P. Moller - Maersk A/S, Class B†	12	87
Carlsberg A/S, Class B	1,173	84
Coloplast A/S, Class B	293	23
Danske Bank A/S*	5,126	138
DSV A/S*†	1,959	30
H. Lundbeck A/S	583	12
Novo-Nordisk A/S, Class B	4,983	305
Novozymes A/S, Class B†	517	44
Topdanmark A/S*	177	24
TrygVesta A/S	289	18
Vestas Wind Systems A/S*	2,320	167
William Demant Holding A/S*	284	17

		991

Finland - 1.2%
Elisa OYJ	1,797	36
Fortum OYJ	5,308	139
Kesko OYJ, Class B	726	21
Kone OYJ, Class B†	1,897	66
Metso OYJ	1,378	35
Neste Oil OYJ†	1,411	24
Nokia OYJ	41,350	579
Nokian Renkaat OYJ†	1,141	26
Orion OYJ, Class B†	1,037	18
Outokumpu OYJ	1,300	28
Pohjola Bank PLC†	1,568	18
Rautaruukki OYJ	900	21
Sampo OYJ, Class A	4,722	113
Sanoma OYJ†	771	15
Stora Enso OYJ (Registered)*†	7,270	50
UPM-Kymmene OYJ	6,424	77
Wartsila OYJ†	1,098	42

		1,308

France - 10.0%
Accor S.A.	1,630	86
Aeroports de Paris S.A.†	303	26
Air France-KLM*†	1,623	25
Air Liquide S.A.	2,763	296
Alcatel-Lucent*	25,636	97
Alstom S.A.	2,282	161
Atos Origin S.A.*†	660	31
AXA S.A.†	17,273	395
BioMerieux†	159	15
BNP Paribas†	9,238	745
Bouygues S.A.	2,573	128
Bureau Veritas S.A.†	519	26
Cap Gemini S.A.	1,620	79
Carrefour S.A.	7,062	333
Casino Guichard Perrachon S.A.	588	45
Christian Dior S.A.	677	63
Cie de Saint-Gobain†	4,409	199
Cie Generale d’Optique Essilor International S.A.	2,258	122
CNP Assurances	400	40
Compagnie Generale de Geophysique-Veritas*†	1,540	33
Compagnie Generale des Establissements Michelin, Class B	1,726	130
Credit Agricole S.A.	10,246	190
Dassault Systemes S.A.†	710	36
EDF S.A.	2,584	136
Eiffage S.A.†	423	30
Eramet†	59	19
Eurazeo	313	17
Eutelsat Communications	1,016	27
Fonciere Des Regions†	251	26
France Telecom S.A.	20,176	514
GDF Suez	13,302	562
GDF Suez (VVPR)*	1,323	—
Gecina S.A.	195	19
Groupe Danone†	6,006	327
Hermes International†	573	85

EQUITY PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
France - 10.0% continued
ICADE	208	$19
Iliad S.A.	188	19
Imerys S.A.	301	16
Ipsen S.A.	304	15
JC Decaux S.A.*†	548	12
Klepierre†	1,084	41
Lafarge S.A.†	2,237	191
Lagardere S.C.A.	1,364	59
Legrand S.A.	923	23
L’Oreal S.A.	2,672	264
LVMH Moet Hennessy Louis Vuitton S.A.	2,733	262
M6-Metropole Television	708	16
Natixis*	9,393	43
Neopost S.A.†	321	26
PagesJaunes Groupe†	1,560	17
Pernod-Ricard S.A.†	2,175	170
Peugeot S.A.*	1,583	46
PPR	846	98
Publicis Groupe†	1,433	53
Renault S.A.*	2,071	94
Safran S.A.†	2,002	37
Sanofi-Aventis S.A.	11,628	790
Schneider Electric S.A.†	2,559	237
SCOR S.E.	1,920	51
SES S.A.	3,066	60
Societe BIC S.A.	278	17
Societe Des Autoroutes Paris-Rhin-Rhone	192	14
Societe Generale	5,117	415
Societe Television Francaise 1†	1,266	21
Sodexo†	962	55
Suez Environnement Co.	2,873	59
Technip S.A.	1,190	74
Thales S.A.	929	43
Total S.A.	23,579	1,356
Unibail-Rodamco S.E.	937	186
Vallourec S.A.†	627	96
Veolia Environnement	4,359	151
Vinci S.A.	4,722	254
Vivendi S.A.	12,759	364

		10,827

Germany - 7.4%
Adidas A.G.	2,126	100
Allianz S.E. (Registered)	5,003	579
BASF S.E.	10,155	531
Bayer A.G.	8,452	520
Bayerische Motoren Werke A.G.	3,719	170
Beiersdorf A.G.	905	46
Celesio A.G.	944	26
Commerzbank A.G.*†	7,480	69
Daimler A.G. (Registered)	9,957	450
Deutsche Bank A.G. (Registered)	6,538	445
Deutsche Boerse A.G.	2,213	169
Deutsche Lufthansa A.G. (Registered)	2,489	40
Deutsche Post A.G. (Registered)	9,718	168
Deutsche Postbank A.G.*†	948	34
Deutsche Telekom A.G. (Registered)	31,301	417
E.ON A.G.	21,015	891
Fraport A.G. Frankfurt Airport Services Worldwide†	383	19
Fresenius Medical Care A.G. & Co. KGaA	2,161	97
Fresenius S.E.	314	16
GEA Group A.G.	1,744	31
Hamburger Hafen und Logistik A.G.	313	13
Hannover Rueckversicherung A.G. (Registered)*	656	29
HeidelbergCement A.G. (VVPR) (1) *	83	—
Henkel A.G. & Co. KGaA	1,489	50
Hochtief A.G.	450	33
Infineon Technologies A.G.*	11,972	63
K+S A.G.	1,592	81
Linde A.G.	1,695	171
MAN S.E.	1,174	90
Merck KGaA	695	63
Metro A.G.†	1,231	67
Muenchener Rueckversicherungs A.G. (Registered)	2,287	341
Puma A.G. Rudolf Dassler Sport†	64	18
RWE A.G.	4,630	430
Salzgitter A.G.	426	41
SAP A.G.	9,436	461
Siemens A.G. (Registered)	9,069	786
Solarworld A.G.†	916	19
Suedzucker A.G.	793	15
ThyssenKrupp A.G.	3,911	133
TUI A.G.*†	1,697	15
United Internet A.G. (Registered)*	1,327	19
Volkswagen A.G.†	984	191
Wacker Chemie A.G.	166	20

		7,967

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Greece - 0.6%
Alpha Bank A.E.*	4,309	$72
Bank of Cyprus Public Co. Ltd.	5,720	40
Coca Cola Hellenic Bottling Co. S.A.	1,920	44
EFG Eurobank Ergasias S.A.*	3,441	48
Hellenic Petroleum S.A.	1,222	13
Hellenic Telecommunications Organization S.A.	2,560	39
Marfin Investment Group S.A.*	6,872	27
National Bank of Greece S.A.*	7,019	221
OPAP S.A.	2,424	59
Piraeus Bank S.A.*	3,707	58
Public Power Corp. S.A.*	1,153	27
Titan Cement Co. S.A.	641	19

		667

Hong Kong - 2.2%
ASM Pacific Technology Ltd.	2,000	13
Bank of East Asia Ltd.†	15,658	51
BOC Hong Kong Holdings Ltd.	41,000	82
Cathay Pacific Airways Ltd.*†	12,000	17
Cheung Kong Holdings Ltd.	15,000	178
Cheung Kong Infrastructure Holdings Ltd.	5,000	18
Chinese Estates Holdings Ltd.	8,000	15
CLP Holdings Ltd.	22,194	149
Esprit Holdings Ltd.	12,000	73
Foxconn International Holdings Ltd.*†	24,000	15
Genting Singapore PLC*†	45,000	31
Hang Lung Group Ltd.	10,000	46
Hang Lung Properties Ltd.	22,000	69
Hang Seng Bank Ltd.	8,100	115
Henderson Land Development Co. Ltd.	12,045	71
Hong Kong & China Gas Co. Ltd.	43,913	95
Hong Kong Aircraft Engineerg Co. Ltd.	800	9
Hong Kong Electric Holdings Ltd.	15,000	84
Hong Kong Exchanges and Clearing Ltd.	11,200	196
Hopewell Holdings Ltd.	6,500	20
Hutchison Whampoa Ltd.	24,500	173
Hysan Development Co. Ltd.	7,473	18
Kerry Properties Ltd.	7,093	34
Li & Fung Ltd.	24,620	81
Lifestyle International Holdings Ltd.	6,000	9
Link REIT (The)	23,584	52
Mongolia Energy Co. Ltd.*†	28,000	10
MTR Corp.†	15,485	52
New World Development Ltd.	28,169	57
Noble Group Ltd.†	14,800	22
NWS Holdings Ltd.	9,000	18
Orient Overseas International Ltd.	2,000	9
PCCW Ltd.	39,000	10
Shangri-La Asia Ltd.	15,172	22
Sino Land Co. Ltd.	17,408	30
Sun Hung Kai Properties Ltd.	15,172	205
Swire Pacific Ltd., Class A	9,000	94
Television Broadcasts Ltd.	3,000	13
Wharf Holdings Ltd.	15,250	68
Wheelock & Co. Ltd.	9,000	24
Wing Hang Bank Ltd.	1,500	13
Yue Yuen Industrial Holdings Ltd.	6,500	17

		2,378

Ireland - 0.4%
Anglo Irish Bank Corp. Ltd. PLC*	6,354	—
CRH PLC†	975	24
CRH PLC- Dublin	6,459	166
Elan Corp. PLC*†	5,028	37
Experian PLC	11,276	95
Kerry Group PLC, Class A	1,582	41
Ryanair Holdings PLC*	3,150	14

		377

Italy - 3.6%
A2A S.p.A.	13,140	26
ACEA S.p.A.	819	10
Alleanza Assicurazioni S.p.A.	4,772	39
Assicurazioni Generali S.p.A.	11,510	287
Atlantia S.p.A.	2,833	63
Autogrill S.p.A.*	1,000	11
Banca Carige S.p.A.	7,522	23
Banca Monte dei Paschi di Siena S.p.A.	26,084	55
Banca Popolare di Milano Scarl	4,258	32
Banco Popolare S.C.*	6,963	62
Enel S.p.A.	72,721	428
ENI S.p.A.	28,728	682
Exor S.p.A.	759	13
Fiat S.p.A.*	8,457	100
Finmeccanica S.p.A.	4,271	68
Fondiaria-Sai S.p.A.	753	15
Intesa Sanpaolo S.p.A.*	84,908	368
Intesa Sanpaolo S.p.A. (RSP)	10,066	33
Italcementi S.p.A.	723	11

EQUITY PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Italy - 3.6% continued
Lottomatica S.p.A.	653	$15
Luxottica Group S.p.A.*	1,435	35
Mediaset S.p.A.	8,453	56
Mediobanca S.p.A.	4,950	68
Mediolanum S.p.A.	2,000	13
Parmalat S.p.A.	18,312	47
Pirelli & C. S.p.A.*	19,728	10
Prysmian S.p.A.	1,205	23
Saipem S.p.A.	3,032	81
Saras S.p.A.	3,017	11
Snam Rete Gas S.p.A.	16,004	74
Telecom Italia S.p.A.	111,479	180
Telecom Italia S.p.A. (RSP)	68,355	78
Tenaris S.A.	5,312	77
Terna Rete Elettrica Nazionale S.p.A.	15,628	58
UniCredit S.p.A. (Milan Exchange)*	158,853	578
Unione di Banche Italiane SCPA	6,450	98
Unipol Gruppo Finanziario S.p.A.*	9,228	12

		3,840

Japan - 22.2%
77 Bank (The) Ltd.	3,000	18
ABC-Mart, Inc.	200	6
Acom Co. Ltd.†	380	8
Advantest Corp.	1,800	45
Aeon Co. Ltd.	7,300	77
Aeon Credit Service Co. Ltd.	900	10
Aeon Mall Co. Ltd.	800	19
Aioi Insurance Co. Ltd.	5,000	25
Aisin Seiki Co. Ltd.	2,300	57
Ajinomoto Co., Inc.	8,000	81
Alfresa Holdings Corp.	300	14
All Nippon Airways Co. Ltd.	8,000	25
Amada Co. Ltd.	3,000	21
Aozora Bank Ltd.*	8,000	12
Asahi Breweries Ltd.	4,400	76
Asahi Glass Co. Ltd.	12,000	104
Asahi Kasei Corp.	14,000	67
Asics Corp.	2,000	20
Astellas Pharma, Inc.	4,900	196
Bank of Kyoto (The) Ltd.†	4,000	39
Bank of Yokohama (The) Ltd.	14,000	79
Benesse Corp.	900	44
Bridgestone Corp.	6,700	122
Brother Industries Ltd.	2,000	20
Canon Marketing Japan, Inc.	1,000	17
Canon, Inc.	11,600	442
Casio Computer Co. Ltd.	3,200	31
Central Japan Railway Co.	17	115
Chiba Bank (The) Ltd.	8,000	50
Chubu Electric Power Co., Inc.	7,200	167
Chugai Pharmaceutical Co. Ltd.	2,700	55
Chugoku Bank (The) Ltd.	2,000	27
Chugoku Electric Power (The) Co. Inc.	3,100	68
Chuo Mitsui Trust Holdings, Inc.	12,000	51
Citizen Holdings Co. Ltd.	2,700	16
Coca-Cola West Co. Ltd.	600	12
Cosmo Oil Co. Ltd.	6,000	18
Credit Saison Co. Ltd.	1,700	23
Dai Nippon Printing Co. Ltd.	6,000	87
Daicel Chemical Industries Ltd.	3,000	19
Daido Steel Co. Ltd.	3,000	12
Daihatsu Motor Co. Ltd.	2,000	21
Daiichi Sankyo Co. Ltd.	7,900	168
Daikin Industries Ltd.	2,600	91
Dainippon Sumitomo Pharma Co. Ltd.†	2,000	23
Daito Trust Construction Co. Ltd.	1,000	47
Daiwa House Industry Co. Ltd.	6,000	67
Daiwa Securities Group, Inc.	19,000	118
Dena Co. Ltd.	2	6
Denki Kagaku Kogyo K.K.	5,000	21
Denso Corp.	5,700	165
Dentsu, Inc.†	2,100	48
DIC Corp.	5,000	8
Dowa Holdings Co. Ltd.	2,000	11
East Japan Railway Co.	3,690	241
Eisai Co. Ltd.	2,800	103
Electric Power Development Co. Ltd.	1,500	46
Elpida Memory, Inc.*†	1,200	19
FamilyMart Co. Ltd.	600	19
Fanuc Ltd.	2,100	170
Fast Retailing Co. Ltd.	500	60
Fuji Electric Holdings Co. Ltd.	6,000	11
Fuji Heavy Industries Ltd.	7,000	30
Fuji Media Holdings, Inc.	4	6
FUJIFILM Holdings Corp.	5,300	158
Fujitsu Ltd.	21,000	141
Fukuoka Financial Group, Inc.	8,000	36
Furukawa Electric Co. Ltd.	7,000	31

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Japan - 22.2% continued
GS Yuasa Corp.†	4,000	$35
Gunma Bank (The) Ltd.	4,000	23
Hachijuni Bank (The) Ltd.	5,872	34
Hakuhodo DY Holdings, Inc.	200	11
Hankyu Hanshin Holdings, Inc.	14,000	67
Hikari Tsushin, Inc.	300	6
Hino Motors Ltd.	2,000	8
Hirose Electric Co. Ltd.	400	49
Hiroshima Bank (The) Ltd.	5,000	21
Hisamitsu Pharmaceutical Co., Inc.	700	27
Hitachi Chemical Co. Ltd.	1,000	21
Hitachi Construction Machinery Co. Ltd.†	1,100	22
Hitachi High-Technologies Corp.	800	16
Hitachi Ltd.	40,000	140
Hitachi Metals Ltd.	2,000	20
Hokkaido Electric Power Co., Inc.	2,000	41
Hokuhoku Financial Group, Inc.†	13,000	32
Hokuriku Electric Power Co.	2,000	48
Honda Motor Co. Ltd.	18,200	571
Hoya Corp.	4,600	103
Ibiden Co. Ltd.	1,400	49
Idemitsu Kosan Co. Ltd.	300	25
IHI Corp.*	14,000	28
INPEX Corp.	10	81
Isetan Mitsukoshi Holdings Ltd.†	4,360	48
Isuzu Motors Ltd.	12,000	28
Ito En Ltd.†	600	11
Itochu Corp.	17,000	120
Itochu Techno-Solutions Corp.	400	12
Iyo Bank (The) Ltd.	3,000	29
J Front Retailing Co. Ltd.†	4,800	27
Jafco Co. Ltd.	400	13
Japan Airlines Corp.*	9,000	16
Japan Petroleum Exploration Co.†	300	16
Japan Prime Realty Investment Corp.	6	14
Japan Real Estate Investment Corp.	5	41
Japan Retail Fund Investment Corp.	4	21
Japan Steel Works (The) Ltd.	4,000	49
Japan Tobacco, Inc.	49	142
JFE Holdings, Inc.	5,700	198
JGC Corp.	2,000	37
Joyo Bank (The) Ltd.	9,000	46
JS Group Corp.	2,600	46
JSR Corp.	1,900	33
JTEKT Corp.	1,900	24
Jupiter Telecommunications Co. Ltd.	30	26
Kajima Corp.†	9,000	25
Kamigumi Co. Ltd.	3,000	25
Kaneka Corp.	3,000	22
Kansai Electric Power (The) Co., Inc.	8,700	200
Kansai Paint Co. Ltd.	2,000	16
Kao Corp.	6,000	152
Kawasaki Heavy Industries Ltd.†	18,000	48
Kawasaki Kisen Kaisha Ltd.	6,000	26
KDDI Corp.	33	187
Keihin Electric Express Railway Co. Ltd.†	5,000	41
Keio Corp.†	7,000	47
Keisei Electric Railway Co. Ltd.	3,000	21
Keyence Corp.	430	90
Kikkoman Corp.†	2,000	25
Kinden Corp.	1,000	9
Kintetsu Corp.†	20,000	87
Kirin Holdings Co. Ltd.	9,000	132
Kobe Steel Ltd.	31,000	57
Komatsu Ltd.	10,800	193
Konami Corp.	900	18
Konica Minolta Holdings, Inc.	5,500	52
Kubota Corp.	12,000	98
Kuraray Co. Ltd.	4,000	43
Kurita Water Industries Ltd.	1,200	40
Kyocera Corp.	1,800	150
Kyowa Hakko Kirin Co. Ltd.	3,000	36
Kyushu Electric Power Co., Inc.	4,200	93
Lawson, Inc.	900	39
Leopalace21 Corp.	1,500	13
Mabuchi Motor Co. Ltd.	300	15
Makita Corp.	1,500	42
Marubeni Corp.	19,000	94
Marui Group Co. Ltd.	3,000	21
Maruichi Steel Tube Ltd.†	200	4
Matsui Securities Co. Ltd.†	1,300	12
Mazda Motor Corp.	9,000	25
McDonald’s Holdings Co. Japan Ltd.	500	9
Mediceo Paltac Holdings Co. Ltd.	1,500	21
MEIJI Holdings Co. Ltd.*	651	27
Minebea Co. Ltd.	4,000	18
Mitsubishi Chemical Holdings Corp.	14,500	66
Mitsubishi Corp.	15,200	303

EQUITY PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Japan - 22.2% continued
Mitsubishi Electric Corp.	23,000	$170
Mitsubishi Estate Co. Ltd.	13,000	214
Mitsubishi Gas Chemical Co., Inc.	5,000	29
Mitsubishi Heavy Industries Ltd.	35,000	144
Mitsubishi Logistics Corp.	1,000	13
Mitsubishi Materials Corp.†	13,000	39
Mitsubishi Motors Corp.*†	42,000	76
Mitsubishi Rayon Co. Ltd.†	5,000	16
Mitsubishi Tanabe Pharma Corp.	2,000	26
Mitsubishi UFJ Financial Group, Inc.	102,430	650
Mitsubishi UFJ Lease & Finance Co. Ltd.	590	19
Mitsui & Co. Ltd.	19,000	246
Mitsui Chemicals, Inc.	8,000	30
Mitsui Engineering & Shipbuilding Co. Ltd.†	8,000	22
Mitsui Fudosan Co. Ltd.	9,000	169
Mitsui Mining & Smelting Co. Ltd.*	6,000	17
Mitsui O.S.K. Lines Ltd.	13,000	83
Mitsui Sumitomo Insurance Group Holdings, Inc.	4,700	132
Mitsumi Electric Co. Ltd.	900	21
Mizuho Financial Group, Inc.	138,124	337
Mizuho Securities Co. Ltd.	5,000	19
Mizuho Trust & Banking Co. Ltd.*†	14,000	18
Murata Manufacturing Co. Ltd.	2,400	113
Namco Bandai Holdings, Inc.	2,100	22
NEC Corp.*†	22,000	79
NGK Insulators Ltd.	3,000	70
NGK Spark Plug Co. Ltd.	2,000	25
NHK Spring Co. Ltd.	2,000	15
Nidec Corp.	1,300	93
Nikon Corp.	4,000	69
Nintendo Co. Ltd.	1,100	297
Nippon Building Fund, Inc.	6	53
Nippon Electric Glass Co. Ltd.	4,000	41
Nippon Express Co. Ltd.	10,000	44
Nippon Meat Packers, Inc.	2,000	24
Nippon Mining Holdings, Inc.	10,000	50
Nippon Oil Corp.	15,000	85
Nippon Paper Group, Inc.	900	26
Nippon Sheet Glass Co. Ltd.†	7,000	24
Nippon Steel Corp.	55,000	214
Nippon Telegraph & Telephone Corp.	5,800	258
Nippon Yusen Kabushiki Kaisha	13,000	56
Nipponkoa Insurance Co. Ltd.	8,000	49
Nishi-Nippon City Bank (The) Ltd.	7,000	19
Nissan Chemical Industries Ltd.	1,000	15
Nissan Motor Co. Ltd.	28,300	197
Nissay Dowa General Insurance Co. Ltd.	2,000	10
Nisshin Seifun Group, Inc.	2,000	26
Nisshin Steel Co. Ltd.	6,000	12
Nisshinbo Holdings, Inc.	1,000	12
Nissin Foods Holdings Co. Ltd.	900	30
Nitori Co. Ltd.	400	31
Nitto Denko Corp.	2,000	60
NOK Corp.	900	12
Nomura Holdings, Inc.	28,200	247
Nomura Real Estate Holdings, Inc.	1,100	19
Nomura Real Estate Office Fund, Inc.	3	21
Nomura Research Institute Ltd.	900	21
NSK Ltd.	5,000	32
NTN Corp.†	4,000	18
NTT Data Corp.	15	51
NTT DoCoMo, Inc.	170	262
NTT Urban Development Corp.	14	14
Obayashi Corp.	8,000	36
Obic Co. Ltd.	100	16
Odakyu Electric Railway Co. Ltd.†	7,000	63
OJI Paper Co. Ltd.	11,000	52
Olympus Corp.	2,000	54
Omron Corp.	2,000	34
Ono Pharmaceutical Co. Ltd.	1,000	49
Onward Holdings Co. Ltd.	1,000	7
Oracle Corp.	400	17
Oriental Land Co. Ltd.†	500	34
ORIX Corp.†	1,170	89
Osaka Gas Co. Ltd.	22,000	76
OSAKA Titanium Technologies Co.	100	3
Otsuka Corp.†	200	12
Panasonic Corp.	21,500	344
Panasonic Electric Works Co. Ltd.	4,000	48
Promise Co. Ltd.†	500	5
Rakuten, Inc.	76	46
Resona Holdings, Inc.†	5,600	76
Ricoh Co. Ltd.	8,000	115
Rinnai Corp.	400	20
Rohm Co. Ltd.	1,200	81
Sankyo Co. Ltd.	700	44
Santen Pharmaceutical Co. Ltd.	800	27

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Japan - 22.2% continued
Sanyo Electric Co. Ltd.*†	21,000	$56
Sapporo Hokuyo Holdings, Inc.*	2,000	7
Sapporo Holdings Ltd.†	3,000	17
SBI Holdings, Inc.†	214	48
Secom Co. Ltd.	2,500	113
Sega Sammy Holdings, Inc.	1,900	25
Seiko Epson Corp.	1,400	21
Sekisui Chemical Co. Ltd.	4,000	25
Sekisui House Ltd.	6,000	57
Seven & I Holdings Co. Ltd.	8,400	203
Seven Bank Ltd.	5	13
Sharp Corp.	11,000	126
Shikoku Electric Power Co., Inc.	1,900	59
Shimadzu Corp.†	2,000	14
Shimamura Co. Ltd.	200	18
Shimano, Inc.†	700	30
Shimizu Corp.	7,000	29
Shin-Etsu Chemical Co. Ltd.	4,500	265
Shinko Electric Industries Co. Ltd.	700	13
Shinsei Bank Ltd.*†	16,000	27
Shionogi & Co. Ltd.	3,000	73
Shiseido Co. Ltd.	4,000	70
Shizuoka Bank (The) Ltd.	7,000	73
Showa Denko K.K.	12,000	26
Showa Shell Sekiyu K.K.†	2,000	21
SMC Corp.	600	70
Softbank Corp.	8,400	187
Sojitz Corp.	11,300	24
Sompo Japan Insurance, Inc.	10,000	68
Sony Corp.†	10,900	292
Sony Financial Holdings, Inc.	9	27
SQUARE ENIX HOLDINGS CO. LTD.	700	18
Stanley Electric Co. Ltd.	1,500	30
Sumco Corp.	1,200	24
Sumitomo Chemical Co. Ltd.	18,000	86
Sumitomo Corp.	13,200	134
Sumitomo Electric Industries Ltd.	8,400	108
Sumitomo Heavy Industries Ltd.	6,000	30
Sumitomo Metal Industries Ltd.	38,000	94
Sumitomo Metal Mining Co. Ltd.	6,000	92
Sumitomo Mitsui Financial Group, Inc.	10,051	431
Sumitomo Realty & Development Co. Ltd.	4,000	84
Sumitomo Rubber Industries Ltd.†	2,200	21
Sumitomo Trust & Banking (The) Co. Ltd.	16,000	97
Suruga Bank Ltd.	2,000	20
Suzuken Co. Ltd.†	800	26
Suzuki Motor Corp.	3,900	93
T&D Holdings, Inc.	2,550	76
Taiheiyo Cement Corp.†	7,400	13
Taisei Corp.	10,000	22
Taisho Pharmaceutical Co. Ltd.	1,000	20
Taiyo Nippon Sanso Corp.	3,000	32
Takashimaya Co. Ltd.†	3,000	25
Takeda Pharmaceutical Co. Ltd.	8,200	330
TDK Corp.	1,400	81
Teijin Ltd.	11,000	36
Terumo Corp.	1,900	100
THK Co. Ltd.	1,200	22
Tobu Railway Co. Ltd.†	10,000	63
Toho Co. Ltd.	1,200	20
Toho Gas Co. Ltd.	4,000	18
Tohoku Electric Power Co., Inc.	5,100	110
Tokio Marine Holdings, Inc.	7,800	231
Tokuyama Corp.†	3,000	21
Tokyo Broadcasting System Holdings, Inc.	500	9
Tokyo Electric Power (The) Co., Inc.	13,400	349
Tokyo Electron Ltd.	1,900	103
Tokyo Gas Co. Ltd.	25,000	100
Tokyo Steel Manufacturing Co. Ltd.	900	12
Tokyo Tatemono Co. Ltd.†	3,000	18
Tokyu Corp.	13,000	64
Tokyu Land Corp.	4,000	19
TonenGeneral Sekiyu K.K.	3,000	29
Toppan Printing Co. Ltd.	6,000	59
Toray Industries, Inc.	15,000	87
Toshiba Corp.	43,000	220
Tosoh Corp.	5,000	14
Toto Ltd.†	3,000	21
Toyo Seikan Kaisha Ltd.	2,000	42
Toyo Suisan Kaisha Ltd.	1,000	25
Toyoda Gosei Co. Ltd.	700	20
Toyota Boshoku Corp.†	500	9
Toyota Industries Corp.	2,100	56
Toyota Motor Corp.	30,400	1,296
Toyota Tsusho Corp.	2,100	34
Trend Micro, Inc.	1,000	39
Tsumura & Co.	700	25
Ube Industries Ltd.	10,000	31

EQUITY PORTFOLIOS    8    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Japan - 22.2% continued
Unicharm Corp.	400	$36
UNY Co. Ltd.	2,000	17
Ushio, Inc.	1,100	20
USS Co. Ltd.	300	19
West Japan Railway Co.	19	66
Yahoo! Japan Corp.	169	58
Yakult Honsha Co. Ltd.†	1,100	27
Yamada Denki Co. Ltd.	1,000	68
Yamaguchi Financial Group, Inc.	2,000	23
Yamaha Corp.	1,600	21
Yamaha Motor Co. Ltd.	2,100	25
Yamato Holdings Co. Ltd.	4,000	66
Yamato Kogyo Co. Ltd.	300	9
Yamazaki Baking Co. Ltd.	1,000	14
Yaskawa Electric Corp.	2,000	14
Yokogawa Electric Corp.	2,000	17

		23,917

Netherlands - 4.6%
Aegon N.V.*	16,880	128
Akzo Nobel N.V.	2,510	142
Arcelormittal†	9,561	345
ASML Holding N.V.	4,570	126
Corio N.V.†	598	36
European Aeronautic Defence & Space Co. N.V.†	4,462	93
Fugro N.V. - CVA	707	38
Heineken Holding N.V.	1,205	43
Heineken N.V.	2,701	114
ING Groep N.V. - CVA*	21,719	329
James Hardie Industries N.V.*	4,985	29
Koninklijke (Royal) KPN N.V.	18,979	292
Koninklijke Ahold N.V.	13,563	159
Koninklijke Boskalis Westminster N.V.†	596	19
Koninklijke DSM N.V.	1,737	63
Koninklijke Philips Electronics N.V.	10,779	244
Qiagen N.V.*†	2,106	43
Randstad Holdings N.V.*†	1,111	46
Reed Elsevier N.V.	7,980	85
Royal Dutch Shell PLC, Class A (London Exchange)	39,180	1,085
Royal Dutch Shell PLC, Class B (London Exchange)	29,769	809
SBM Offshore N.V.	1,664	35
TNT N.V.	4,104	101
Unilever N.V. - CVA	17,959	502
Wolters Kluwer N.V.	2,858	57

		4,963

New Zealand - 0.1%
Auckland International Airport Ltd.	7,776	9
Contact Energy Ltd.	3,189	14
Fletcher Building Ltd.	5,684	30
Sky City Entertainment Group Ltd.	4,302	10
Telecom Corp. of New Zealand Ltd.	19,860	37

		100

Norway - 0.6%
DnB NOR ASA*	8,100	83
Norsk Hydro ASA*†	7,550	45
Orkla ASA	8,700	70
Renewable Energy Corp. A/S*†	3,534	24
Seadrill Ltd.†	3,100	56
StatoilHydro ASA	12,228	268
Telenor ASA*	9,250	87
Yara International ASA†	2,110	57

		690

Portugal - 0.3%
Banco Comercial Portugues S.A. (Registered)	25,328	33
Banco Espirito Santo S.A. (Registered)	5,807	38
Brisa Auto-Estradas de Portugal S.A.	2,076	18
Cimpor Cimentos de Portugal SGPS S.A.	2,413	18
Energias de Portugal S.A.	19,444	84
Galp Energia SGPS S.A., Class B	1,866	27
Jeronimo Martins SGPS S.A.	2,511	20
Portugal Telecom, SGPS, S.A. (Registered)	6,268	65

		303

Singapore - 1.2%
Ascendas Real Estate Investment Trust	15,666	18
CapitaLand Ltd.	28,250	73
CapitaMall Trust	23,200	26
City Developments Ltd.	5,000	34
ComfortDelgro Corp. Ltd.	20,000	22
Cosco Corp. Singapore Ltd.	12,000	10
DBS Group Holdings Ltd.	18,299	160
Fraser and Neave Ltd.	11,348	30
Golden Agri-Resources Ltd.*	73,105	24
Jardine Cycle & Carriage Ltd.	870	14
Keppel Corp. Ltd.	14,500	77
Neptune Orient Lines Ltd.	10,897	12

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    9    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Singapore - 1.2% continued
Olam International Ltd.†	13,098	$22
Oversea-Chinese Banking Corp.	27,939	150
SembCorp Industries Ltd.	10,044	22
SembCorp Marine Ltd.	8,400	18
Singapore Airlines Ltd.	5,667	51
Singapore Airport Terminal Services Ltd.	4,136	7
Singapore Exchange Ltd.	10,000	58
Singapore Press Holdings Ltd.	17,295	44
Singapore Technologies Engineering Ltd.	15,000	27
Singapore Telecommunications Ltd.	91,325	199
StarHub Ltd.	7,000	11
United Overseas Bank Ltd.	13,392	155
UOL Group Ltd.	5,039	12
Wilmar International Ltd.	14,000	64

		1,340

Spain - 4.6%
Abertis Infraestructuras S.A.	3,011	66
Acciona S.A.	304	39
Acerinox S.A.	1,547	33
ACS Actividades de Construccion y Servicios S.A.†	1,601	83
Banco Bilbao Vizcaya Argentaria S.A.	39,221	700
Banco de Sabadell S.A.	9,687	73
Banco de Valencia S.A.	2,478	25
Banco Popular Espanol S.A.	8,602	93
Banco Santander S.A.	90,032	1,389
Bankinter S.A.	3,178	42
Cintra Concesiones de Infraestructuras de Transporte S.A.	2,172	19
Criteria Caixacorp S.A.	9,070	46
EDP Renovaveis S.A.*	1,987	20
Enagas	1,987	39
Fomento de Construcciones y Contratas S.A.	363	15
Gamesa Corp. Tecnologica S.A.	2,026	44
Gas Natural SDG S.A.	2,406	51
Gestevision Telecinco S.A.	1,232	14
Grifols S.A.	1,372	24
Grupo Ferrovial S.A.	650	24
Iberdrola Renovables S.A.	8,768	40
Iberdrola S.A.	40,570	377
Iberia Lineas Aereas de Espana*	5,920	15
Inditex S.A.	2,431	132
Indra Sistemas S.A.	913	22
Mapfre S.A.	7,520	31
Red Electrica Corp. S.A.	1,158	54
Repsol YPF S.A.	8,138	202
Sacyr Vallehermoso S.A.	963	16
Telefonica S.A.	46,779	1,181
Zardoya Otis S.A.	1,441	31

		4,940

Sweden - 2.5%
Alfa Laval AB†	3,600	40
Assa Abloy AB, Class B	3,800	61
Atlas Copco AB, Class A	7,500	95
Atlas Copco AB, Class B	3,935	44
Electrolux AB, Class B*	2,723	57
Getinge AB, Class B†	2,197	38
Hennes & Mauritz AB, Class B	5,630	312
Holmen AB, Class B	385	11
Husqvarna AB, Class B*†	4,366	31
Investor AB, Class B	5,075	95
Lundin Petroleum AB*†	2,374	22
Millicom International Cellular S.A.*	900	63
Nordea Bank AB	35,550	373
Sandvik AB†	11,246	114
Scania AB, Class B	3,355	41
Securitas AB, Class B	3,876	38
Skandinaviska Enskilda Banken AB, Class A*†	17,482	123
Skanska AB, Class B†	4,500	65
SKF AB, Class B†	4,544	69
SSAB AB, Class A†	1,910	28
SSAB AB, Class B	675	9
Svenska Cellulosa AB, Class B	6,400	84
Svenska Handelsbanken AB, Class A	5,390	142
Swedbank AB, Class A*†	3,783	40
Swedish Match AB	2,900	56
Tele2 AB, Class B	3,310	46
Telefonaktiebolaget LM Ericsson, Class B	32,719	314
TeliaSonera AB	24,461	159
Volvo AB, Class A	4,200	36
Volvo AB, Class B†	12,100	106

		2,712

Switzerland - 7.9%
ABB Ltd. (Registered)*	24,245	468
Actelion Ltd. (Registered)*	1,079	62
Adecco S.A. (Registered)	1,330	64
Aryzta A.G.*	609	23

EQUITY PORTFOLIOS    10    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Switzerland - 7.9% continued
Aryzta A.G. - Dublin*	308	$11
Baloise Holding A.G.	561	51
BKW FMB Energie A.G.	139	11
Compagnie Financiere Richemont S.A., Class A	5,771	158
Credit Suisse Group A.G. (Registered)	12,432	634
Geberit A.G. (Registered)	431	67
Givaudan S.A. (Registered)	81	58
Holcim Ltd. (Registered)*	2,709	183
Julius Baer Holding A.G. (Registered)	2,334	119
Kuehne & Nagel International A.G. (Registered)	604	48
Lindt & Spruengli A.G.	10	21
Lindt & Spruengli A.G. (Registered)†	1	25
Logitech International S.A. (Registered)*	1,957	36
Lonza Group A.G. (Registered)	512	50
Nestle S.A. (Registered)	40,292	1,675
Nobel Biocare Holding A.G. (Registered)*†	1,381	42
Novartis A.G. (Registered)	23,446	1,089
Pargesa Holding S.A.	297	24
Roche Holding A.G. (Genusschein)	7,779	1,238
Schindler Holding A.G.	500	33
Schindler Holding A.G. (Registered)	218	14
SGS S.A. (Registered)	51	63
Sonova Holding A.G. (Registered)	525	50
STMicroelectronics N.V.	7,199	62
Straumann Holding A.G. (Registered)†	94	21
Swatch Group (The) A.G. (Bearer)	343	74
Swatch Group (The) A.G. (Registered)	500	21
Swiss Life Holding (Registered)*	317	36
Swiss Reinsurance Co. Ltd. (Registered)	3,961	184
Swisscom A.G. (Registered)	273	94
Syngenta A.G. (Registered)	1,078	254
Synthes, Inc.	656	77
UBS A.G. (Registered)*	39,300	727
Xstrata PLC	21,451	284
Zurich Financial Services A.G.	1,624	358

		8,509

United Kingdom - 18.3%
3i Group PLC	10,441	51
Admiral Group PLC	2,014	35
Amec PLC	3,650	45
Anglo American PLC*	14,581	465
Antofagasta PLC	4,498	56
Associated British Foods PLC	3,942	51
AstraZeneca PLC	16,013	738
Autonomy Corp. PLC*	2,404	51
Aviva PLC	29,628	194
BAE Systems PLC	39,692	201
Balfour Beatty PLC	5,635	31
Barclays PLC*	121,888	747
Berkeley Group Holdings PLC*	1,007	15
BG Group PLC	37,093	612
BHP Billiton PLC	24,351	629
BP PLC	207,289	1,784
British Airways PLC*	6,341	20
British American Tobacco PLC	22,077	671
British Land Co. PLC	9,713	76
British Sky Broadcasting Group PLC	12,496	111
BT Group PLC	84,399	191
Bunzl PLC	3,258	31
Burberry Group PLC	4,915	38
Cable & Wireless PLC	27,277	66
Cadbury PLC	15,003	141
Cairn Energy PLC*	1,515	62
Capita Group (The) PLC	7,064	78
Carnival PLC	1,887	58
Carphone Warehouse Group PLC	4,464	13
Centrica PLC	57,468	235
Cobham PLC	11,828	39
Compass Group PLC	21,662	115
Diageo PLC	27,674	430
Drax Group PLC	4,045	31
Eurasian Natural Resources Corp.	2,711	38
FirstGroup PLC	4,770	29
Fresnillo PLC	1,644	17
Friends Provident Group PLC	25,457	35
G4S PLC	13,479	49
GlaxoSmithKline PLC	57,374	1,123
Hammerson PLC	7,545	49
Home Retail Group PLC	10,034	51
HSBC Holdings PLC	190,272	2,079
ICAP PLC	5,407	37
Imperial Tobacco Group PLC	11,387	319
Intercontinental Hotels Group PLC	2,783	35
International Power PLC	17,409	79
Invensys PLC	8,699	39
Investec PLC	4,573	32

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    11    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
United Kingdom - 18.3% continued
Johnson Matthey PLC	2,515	$58
Kazakhmys PLC	2,323	37
Kingfisher PLC	27,468	94
Ladbrokes PLC	7,827	25
Land Securities Group PLC	8,851	88
Legal & General Group PLC	68,247	85
Liberty International PLC*†	4,968	42
Lloyds Banking Group PLC*	179,784	325
London Stock Exchange Group PLC†	1,659	22
Lonmin PLC*	1,760	41
Man Group PLC	19,270	83
Marks & Spencer Group PLC	17,300	95
National Grid PLC	27,259	263
Next PLC	2,174	58
Old Mutual PLC	57,872	88
Pearson PLC	8,828	107
Petrofac Ltd.	2,289	32
Prudential PLC†	28,168	246
Randgold Resources Ltd.	906	53
Reckitt Benckiser Group PLC	6,657	308
Reed Elsevier PLC	13,101	95
Rexam PLC	8,938	39
Rio Tinto PLC	15,148	579
Rolls-Royce Group PLC*	21,731	159
Royal Bank of Scotland Group PLC*	183,913	172
RSA Insurance Group PLC	36,622	77
SABMiller PLC	9,996	232
Sage Group (The) PLC	13,622	49
Sainsbury (J.) PLC	12,788	68
Schroders PLC	1,130	20
Scottish & Southern Energy PLC	10,383	189
Segro PLC	8,134	47
Serco Group PLC	5,131	39
Severn Trent PLC	2,723	43
Shire PLC	6,199	103
Smith & Nephew PLC	9,784	83
Smiths Group PLC	3,930	51
Standard Chartered PLC	22,194	504
Standard Life PLC	23,776	76
Tesco PLC	86,838	532
Thomas Cook Group PLC	4,766	18
Thomson Reuters PLC	2,083	65
Tomkins PLC	9,451	27
TUI Travel PLC	5,941	23
Tullow Oil PLC	8,682	151
Unilever PLC	14,088	384
United Utilities Group PLC	7,695	58
Vedanta Resources PLC†	1,587	45
Vodafone Group PLC	580,376	1,251
Whitbread PLC	1,884	32
WM Morrison Supermarkets PLC	23,509	106
Wolseley PLC*	3,266	76
WPP PLC	14,753	124

		19,789

Total Common Stocks (Cost $123,664) (2)		105,101

PREFERRED STOCKS - 0.3%
Germany - 0.3%
Bayer Motoren Werknon VTG	561	17
Fresenius S.E.	916	52
Henkel A.G. & Co. KGaA	2,009	79
Porsche Automobil Holding S.E.	996	73
RWE A.G.	405	33
Volkswagen A.G.	1,180	111

		365

Total Preferred Stocks (Cost $463) (2)		365

INVESTMENT COMPANIES - 7.7%
Northern Institutional Funds - Liquid Assets Portfolio (3) (4)	8,259,638	8,260

Total Investment Companies (Cost $8,260)		8,260

EQUITY PORTFOLIOS    12    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
RIGHTS - 0.0%
Australia - 0.0%
Amcor Ltd.	4,361	$—

Belgium - 0.0%
Fortis*†	20,796	—

Total Rights (Cost $ — ) (2)		—

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
Japan - 0.0%
Dowa Mining Co. Ltd., Exp. 1/29/10, Strike 1.00 Yen	2,000	$1
Mauritius - 0.0%
Golden Agri-Resources Ltd., Exp. 7/23/12, Strike 0.54 Singapore Dollar	2,970	—

Total Warrants (Cost $ — )		1

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT- TERM INVESTMENTS - 0.5%
Societe Generale, Grand Cayman, Eurodollar Time Deposit,
0.18%, 9/1/09	$481	$481

Total Short-Term Investments (Cost $481)		481

Total Investments - 105.8% (Cost $132,868)		114,208

Liabilities less Other Assets - (5.8)%		(6,213)

NET ASSETS - 100.0%		$107,995

(1)	Security has been deemed worthless by the NTGI Valuation Committee.
(2)	In accordance with the Portfolio’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(3)	Investment in affiliated portfolio.
(4)	Investment relates to cash collateral received from portfolio securities loaned.
*	Non-Income Producing Security
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At August 31, 2009, the International Equity Index Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS/(LOSSES) (000S)
DJ Euro Stoxx (Euro)	23	$915	Long	9/09	$144
FTSE 100 Index (British Pound)	6	480	Long	9/09	74
Hang Seng Index (Hong Kong Dollar)	1	127	Long	9/09	(5)
SPI 200 (Australian Dollar)	3	283	Long	9/09	36
TOPIX Index (Japanese Yen)	6	620	Long	9/09	44

Total					$293

Federal Tax Information:

At August 31,2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$124,609

Gross tax appreciation of investments	$3,056
Gross tax depreciation of investments	(21,717)

Net tax depreciation of investments	$(18,661)

At August 31, 2009, the industry sectors for the International Equity Index Portfolio were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.7%
Consumer Staples	10.5
Energy	3.6
Financials	20.0
Health Care	6.5
Industrials	18.6
Information Technology	5.3
Materials	13.8
Telecommunication Services	5.1
Utilities	4.9

Total	100.0%

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    13    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

At August 31, 2009, the International Equity Index Portfolio’s investments were denominated in the following currencies :

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	33.2%
Japanese Yen	22.7
British Pound	20.9
Swiss Franc	7.7
Australian Dollar	7.7
All other currencies less than 5%	7.8

Total	100.0%

At August 31, 2009, the International Equity Index Portfolio had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS/(LOSSES) (000S)
Australian Dollar	87	Australian Dollar	59	09/03/09	$—
British Pound	111	U.S. Dollar	180	09/04/09	—
Danish Krone	78	U.S. Dollar	15	09/04/09	—
Euro	224	U.S. Dollar	320	09/04/09	—
Japanese Yen	18,596	U.S. Dollar	200	09/04/09	—
Singapore Dollar	231	U.S. Dollar	160	09/04/09	—
Swedish Kronor	50	U.S. Dollar	7	09/04/09	—
Swiss Franc	35	U.S. Dollar	33	09/04/09	—
Australian Dollar	167	U.S. Dollar	130	09/16/09	(11)
Australian Dollar	214	U.S. Dollar	180	09/16/09	(1)
British Pound	564	U.S. Dollar	930	09/16/09	12
British Pound	202	U.S. Dollar	330	09/16/09	2
Euro	506	U.S. Dollar	710	09/16/09	(16)
Euro	925	U.S. Dollar	1,320	09/16/09	(7)
Euro	395	U.S. Dollar	550	09/16/09	(16)
Hong Kong Dollar	6,506	U.S. Dollar	840	09/16/09	—
Hong Kong Dollar	1,240	U.S. Dollar	160	09/16/09	—
Japanese Yen	111,643	U.S. Dollar	1,170	09/16/09	(30)
Japanese Yen	9,297	U.S. Dollar	100	09/16/09	—
U.S. Dollar	219	Australian Dollar	267	09/16/09	6
U.S. Dollar	100	Australian Dollar	127	09/16/09	8
U.S. Dollar	180	British Pound	111	09/16/09	1
U.S. Dollar	350	British Pound	212	09/16/09	(6)
U.S. Dollar	689	British Pound	421	09/16/09	(3)
U.S. Dollar	2,429	Euro	1,522	09/16/09	62
U.S. Dollar	740	Hong Kong Dollar	5,731	09/16/09	—
U.S. Dollar	470	Japanese Yen	44,964	09/16/09	13
U.S. Dollar	200	Japanese Yen	18,529	09/16/09	(1)
U.S. Dollar	808	Japanese Yen	78,238	09/16/09	33
U.S. Dollar	65	Swiss Franc	69	09/16/09	—

Total					$46

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and /or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the International Equity Index Portfolio’s investments and other financial instruments, which are carried at fair value, as of August 31, 2009:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$—	$10,177	$—	$10,177
Consumer Staples	—	10,124	—	10,124
Energy	—	8,571	—	8,571
Financials	—	28,046	—	28,046
Health Care	—	8,535	—	8,535
Industrials	—	11,904	—	11,904
Information Technology	—	5,267	—	5,267
Materials	—	9,814	—	9,814
Telecommunication Services	—	6,213	—	6,213
Utilities	—	6,450	—	6,450
Preferred Stocks
Consumer Discretionary	—	201	—	201
Consumer Staples	—	79	—	79
Health Care	—	52	—	52
Utilities	—	33	—	33
Investment Companies	8,260	—	—	8,260
Rights	—	—	—	—
Warrants	—	—	1	1
Short-Term Investments	—	481	—	481

Total Investments	$8,260	$105,947	$1	$114,208

Other Financial Instruments*	$667	$—	$—	$667

*	Other financial instruments include futures and forwards, if applicable.

EQUITY PORTFOLIOS    14    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2009 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 11/30/08(000S)	REALIZED GAIN(LOSS) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET PURCHASES (SALES) (000S)	TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)	BALANCE AS OF 8/31/09 (000S)
Rights	$2	$—	$(1)	$—	$—	$1

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    15    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY GROWTH PORTFOLIO	AUGUST 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%
Banks - 1.0%
Wintrust Financial Corp.	985	$27

Beverages - 1.0%
Central European Distribution Corp.*†	874	28

Biotechnology - 4.7%
Affymax, Inc.*	878	20
Charles River Laboratories International, Inc.*†	899	31
Enzon Pharmaceuticals, Inc.*†	3,722	27
Regeneron Pharmaceuticals, Inc.*†	1,031	23
Seattle Genetics, Inc.*	1,966	24

		125

Coal - 0.5%
Massey Energy Co.	481	13

Commercial Services - 10.2%
Aaron’s, Inc.†	1,280	33
Dollar Financial Corp.*	1,998	35
Emergency Medical Services Corp., Class A*	762	35
FTI Consulting, Inc.*	785	34
Gartner, Inc.*†	1,897	32
HMS Holdings Corp.*†	426	16
Lincoln Educational Services Corp.*	1,185	26
Monro Muffler Brake, Inc.†	1,066	27
Monster Worldwide, Inc.*†	2,021	33

		271

Computers - 2.7%
Perot Systems Corp., Class A*	1,689	28
Riverbed Technology, Inc.*†	1,225	24
SRA International, Inc., Class A*	968	19

		71

Distribution/Wholesale - 3.4%
Beacon Roofing Supply, Inc.*†	1,799	30
LKQ Corp.*	2,198	38
Owens & Minor, Inc.†	514	23

		91

Diversified Financial Services - 5.1%
GFI Group, Inc.†	2,925	21
Lazard Ltd., Class A	933	36
Portfolio Recovery Associates, Inc.*†	854	38
Stifel Financial Corp.*	733	41

		136

Electrical Components & Equipment - 4.2%
EnerSys*	1,358	27
General Cable Corp.*	428	15
GrafTech International Ltd.*†	1,240	18
Harbin Electric, Inc.*	1,116	14
Littelfuse, Inc.*†	1,532	38

		112

Electronics - 5.1%
American Science & Engineering, Inc.	415	26
Jabil Circuit, Inc.	3,853	42
OSI Systems, Inc.*†	2,268	38
Plexus Corp.*†	1,161	29

		135

Engineering & Construction - 1.8%
Baker (Michael) Corp.*†	610	20
MYR Group, Inc. of Delaware*†	1,404	29

		49

Entertainment - 2.2%
Bally Technologies, Inc.*†	924	37
National CineMedia, Inc.†	1,398	21

		58

Food - 1.3%
TreeHouse Foods, Inc.*†	922	34

Healthcare - Products - 5.9%
Bruker Corp.*†	2,579	26
Conceptus, Inc.*†	1,050	19
ICU Medical, Inc.*†	612	23
NuVasive, Inc.*†	663	26
ResMed, Inc.*†	580	27
SonoSite, Inc.*	805	19
Techne Corp.†	292	18

		158

Healthcare - Services - 3.0%
LifePoint Hospitals, Inc.*†	830	21
Mednax, Inc.*	410	22
RehabCare Group, Inc.*†	1,779	37

		80

Internet - 5.0%
AsiaInfo Holdings, Inc.*†	2,367	41
Perfect World Co. Ltd. ADR*	684	26
Perficient, Inc.*†	3,965	31

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY GROWTH PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Internet - 5.0% continued
TIBCO Software, Inc.*†	4,123	$36

		134

Lodging - 0.9%
Ameristar Casinos, Inc.†	1,472	24

Machinery - Construction & Mining - 0.7%
Bucyrus International, Inc.†	599	18

Machinery - Diversified - 0.9%
Wabtec Corp.†	674	25

Mining - 1.0%
Horsehead Holding Corp.*†	2,325	26

Miscellaneous Manufacturing - 2.9%
AZZ, Inc.*†	978	34
Colfax Corp.*	1,140	12
Hexcel Corp.*†	2,862	31

		77

Oil & Gas - 0.8%
Encore Acquisition Co.*†	559	21

Oil & Gas Services - 1.9%
NATCO Group, Inc., Class A*	643	27
Oil States International, Inc.*†	822	24

		51

Packaging & Containers - 1.4%
Rock-Tenn Co., Class A†	715	37

Pharmaceuticals - 3.8%
Allos Therapeutics, Inc.*†	3,371	25
Catalyst Health Solutions, Inc.*†	1,306	37
Medivation, Inc.*†	729	19
Nektar Therapeutics*†	2,651	22

		103

Retail - 9.6%
Asbury Automotive Group, Inc.*	1,973	25
Big 5 Sporting Goods Corp.	2,062	32
Charming Shoppes, Inc.*	3,636	19
Cheesecake Factory (The), Inc.*†	1,462	27
Cracker Barrel Old Country Store, Inc.†	968	28
Guess?, Inc.	1,182	41
hhgregg, Inc.*†	1,068	18
OfficeMax, Inc.†	2,395	27
World Fuel Services Corp.†	851	38

		255

Semiconductors - 5.8%
Entegris, Inc.*†	9,450	38
Fairchild Semiconductor International, Inc.*	2,945	30
Silicon Laboratories, Inc.*†	677	30
Skyworks Solutions, Inc.*†	2,516	29
Teradyne, Inc.*†	3,223	27

		154

Software - 7.1%
Computer Programs & Systems, Inc.†	361	14
Informatica Corp.*	1,120	20
Longtop Financial Technologies Ltd.*†	953	24
Quality Systems, Inc.†	708	38
Seachange International, Inc.*†	3,202	29
Sybase, Inc.*†	479	17
Synchronoss Technologies, Inc.*†	2,455	26
Taleo Corp., Class A*†	1,238	22

		190

Telecommunications - 2.2%
CommScope, Inc.*†	1,192	32
Starent Networks Corp.*†	1,271	26

		58

Transportation - 2.7%
Con-way, Inc.	955	40
Genesee & Wyoming, Inc., Class A*†	998	31

		71

Total Common Stocks (Cost $2,231)		2,632

INVESTMENT COMPANIES - 51.9%
Northern Institutional Funds - Liquid Assets Portfolio (1) (2)	1,381,608	1,382

Total Investment Companies (Cost $1,382)		1,382

EQUITY PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 3.6%
Societe Generale, Grand Cayman, Eurodollar Time Deposit,
0.18%, 9/1/09	$97	$97

Total Short-Term Investments (Cost $97)		97

Total Investments - 154.3% (Cost $3,710)		4,111

Liabilities less Other Assets - (54.3)%		(1,447)

NET ASSETS - 100.0%		$2,664

(1)	Investment in affiliated portfolio.
(2)	Investment relates to cash collateral received from portfolio securities loaned.
*	Non-Income Producing Security.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

Federal Tax Information:

At August 31,2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$3,710

Gross tax appreciation of investments	$435
Gross tax depreciation of investments	(34)

Net tax appreciation of investments	$401

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Small Company Growth Portfolio’s investments and other financial instruments which are carried at fair value, as of August 31, 2009:

	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stock	$2,632	(1)	$—	$—	$2,632
Investment Companies	1,382		—		1,382
Short-Term Investments	—		97	—	97

Total Investments	$4,014		$97	$—	$4,111

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO	AUGUST 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4%
Advertising - 0.1%
APAC Customer Services, Inc.*†	1,486	$8
Harte-Hanks, Inc.†	2,245	29
inVentiv Health, Inc.*	2,060	33
Marchex, Inc., Class B†	1,300	6

		76

Aerospace/Defense - 1.2%
AAR Corp.*	2,380	40
Aerovironment, Inc.*†	823	23
Argon ST, Inc.*	845	17
Astronics Corp.*†	529	5
Cubic Corp.	963	34
Curtiss-Wright Corp.	2,765	90
Ducommun, Inc.	600	11
Esterline Technologies Corp.*	1,822	56
GenCorp, Inc.*†	3,176	14
HEICO Corp.†	1,415	52
Herley Industries, Inc.*	800	10
Kaman Corp.	1,533	32
LMI Aerospace, Inc.*†	500	5
Moog, Inc., Class A*	2,605	76
National Presto Industries, Inc.	297	25
Orbital Sciences Corp.*	3,457	51
Teledyne Technologies, Inc.*	2,202	74
Triumph Group, Inc.	1,024	45

		660

Agriculture - 0.4%
AgFeed Industries, Inc.*†	1,714	9
Alico, Inc.†	217	6
Alliance One International, Inc.*	5,307	20
Andersons (The), Inc.†	1,118	37
Cadiz, Inc.*†	700	9
Griffin Land & Nurseries, Inc.†	200	6
Star Scientific, Inc.*†	4,200	4
Tejon Ranch Co.*	642	16
Universal Corp. of Virginia†	1,540	57
Vector Group Ltd.†	2,306	36

		200

Airlines - 0.8%
Airtran Holdings, Inc.*†	7,336	49
Alaska Air Group, Inc.*	2,234	56
Allegiant Travel Co.*†	943	37
Hawaiian Holdings, Inc.*	3,199	23
JetBlue Airways Corp.*†	15,213	88
Republic Airways Holdings, Inc.*†	2,000	19
Skywest, Inc.†	3,424	53
UAL Corp.*†	8,852	55
US Airways Group, Inc.*†	8,126	28

		408

Apparel - 1.6%
American Apparel, Inc.*†	1,900	7
Carter’s, Inc.*	3,466	87
Cherokee, Inc.†	423	9
Columbia Sportswear Co.†	718	28
CROCS, Inc.*†	5,160	33
Deckers Outdoor Corp.*	801	55
G-III Apparel Group Ltd.*	766	11
Iconix Brand Group, Inc.*	4,327	74
Jones Apparel Group, Inc.	5,217	81
K-Swiss, Inc., Class A†	1,514	15
Maidenform Brands, Inc.*	1,194	19
Oxford Industries, Inc.†	798	11
Perry Ellis International, Inc.*†	616	8
Quiksilver, Inc.*	7,923	22
Skechers U.S.A., Inc., Class A*	2,048	37
Steven Madden Ltd.*	969	31
Timberland (The) Co., Class A*	2,689	35
True Religion Apparel, Inc.*†	1,554	35
Under Armour, Inc., Class A*†	2,030	49
Unifi, Inc.*†	2,900	7
Volcom, Inc.*†	1,111	16
Warnaco Group (The), Inc.*	2,793	106
Weyco Group, Inc.	404	9
Wolverine World Wide, Inc.	3,011	75

		860

Auto Manufacturers - 0.0%
Force Protection, Inc.*	4,281	23

Auto Parts & Equipment - 0.7%
American Axle & Manufacturing Holdings, Inc.	2,600	16
Amerigon, Inc.*†	1,200	8
ArvinMeritor, Inc.†	4,556	33
ATC Technology Corp.*	1,168	24
Cooper Tire & Rubber Co.	3,612	52
Dana Holding Corp.*	5,873	31
Dorman Products, Inc.*†	661	9
Exide Technologies*	3,194	23

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Auto Parts & Equipment - 0.7% continued
Fuel Systems Solutions, Inc.*†	774	$26
Miller Industries, Inc. of Tennessee*	561	6
Modine Manufacturing Co.	1,837	16
Spartan Motors, Inc.	1,996	11
Standard Motor Products, Inc.†	902	11
Superior Industries International, Inc.	1,369	19
Tenneco, Inc.*	2,899	45
Titan International, Inc.†	2,181	18
Wonder Auto Technology, Inc.*	862	8

		356

Banks - 5.8%
1st Source Corp.	855	14
Alliance Financial Corp. of New York†	229	6
American National Bankshares, Inc.of Virginia	337	7
Ameris Bancorp	794	5
Ames National Corp.†	400	10
Arrow Financial Corp.	529	14
Bancfirst Corp.	418	15
Banco Latinoamericano de Comercio Exterior S.A., Class E	1,600	23
Bancorp Rhode Island, Inc.	185	5
Bancorp, Inc. of Delaware*	617	4
Bank Mutual Corp.	2,759	24
Bank of Kentucky Financial Corp.†	165	4
Bank of Marin Bancorp of California	292	9
Bank of the Ozarks, Inc.†	818	20
Banner Corp.†	897	3
Bar Harbor Bankshares	154	5
Boston Private Financial Holdings, Inc.†	4,026	20
Bridge Bancorp, Inc.†	357	9
Bryn Mawr Bank Corp.	400	7
Camden National Corp.†	447	15
Capital City Bank Group, Inc.†	691	10
Cardinal Financial Corp.	1,600	13
Cass Information Systems, Inc.†	485	15
Cathay General Bancorp†	3,051	28
Center Bancorp, Inc.†	603	6
Centerstate Banks of Florida, Inc.†	1,115	9
Central Pacific Financial Corp.†	1,597	4
Century Bancorp, Inc. of Massachusetts, Class A	184	4
Chemical Financial Corp.	1,310	27
Citizens & Northern Corp.†	500	9
Citizens Holding Co.†	236	6
Citizens Republic Bancorp, Inc.*	7,004	5
City Holding Co.	953	30
CNB Financial Corp. of Pennsylvania†	488	8
CoBiz Financial, Inc.	1,106	5
Columbia Banking System, Inc.	1,687	28
Community Bank System, Inc.†	2,031	36
Community Trust Bancorp, Inc.	895	24
CVB Financial Corp.†	5,137	36
Eagle Bancorp, Inc.*†	540	5
East-West Bancorp, Inc.(1)	5,543	51
Enterprise Bancorp, Inc. of Massachusetts†	266	4
Enterprise Financial Services Corp.†	600	7
Farmers Capital Bank Corp.	400	7
Financial Institutions, Inc.	636	8
First Bancorp of North Carolina†	858	15
First Bancorp of Puerto Rico†	4,789	15
First Bancorp, Inc. of Maine†	500	9
First Busey Corp.†	1,517	9
First California Financial Group, Inc.*	292	2
First Commonwealth Financial Corp.	5,254	32
First Community Bancshares, Inc. of Virginia	552	7
First Financial Bancorp	3,089	26
First Financial Bankshares, Inc.†	1,278	64
First Financial Corp. of Indiana†	698	21
First Financial Service Corp.†	218	3
First Merchants Corp.	1,238	9
First Midwest Bancorp, Inc.†	2,883	30
First of Long Island (The) Corp.†	304	9
First South Bancorp, Inc. of North Carolina†	426	5
FirstMerit Corp.	5,052	91
FNB Corp. of Pennsylvania†	6,932	49
German American Bancorp, Inc.†	630	10
Glacier Bancorp, Inc.†	3,774	56
Great Southern Bancorp, Inc.†	587	12
Guaranty Bancorp*	2,900	5
Hampton Roads Bankshares, Inc.†	1,054	3
Hancock Holding Co.†	1,480	57
Harleysville National Corp.†	2,541	15
Heartland Financial USA, Inc.†	763	11
Heritage Financial Corp. of Washington	297	4
Home Bancshares, Inc.†	817	17
IBERIABANK Corp.	1,248	61
Independent Bank Corp. of Massachusetts	1,241	29

EQUITY PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Banks - 5.8% continued
International Bancshares Corp.†	3,203	$50
Lakeland Bancorp, Inc.†	1,147	10
Lakeland Financial Corp.	708	14
MainSource Financial Group, Inc.	1,156	8
MB Financial, Inc.†	2,188	30
Merchants Bancshares, Inc.†	263	6
Metro Bancorp, Inc.*†	300	5
Midsouth Bancorp, Inc.†	250	4
Nara Bancorp, Inc.	1,313	12
National Bankshares, Inc.†	396	10
National Penn Bancshares, Inc.†	5,184	29
NBT Bancorp, Inc.	2,110	48
Northrim BanCorp, Inc.	353	5
Norwood Financial Corp.†	94	3
Ohio Valley Banc Corp.†	222	6
Old National Bancorp of Indiana†	4,086	44
Old Point Financial Corp.†	91	2
Old Second Bancorp, Inc.†	730	4
Oriental Financial Group, Inc.	1,498	20
Orrstown Financial Services, Inc.†	295	11
Pacific Capital Bancorp†	2,649	6
Pacific Continental Corp.†	731	7
PacWest Bancorp†	1,531	30
Park National Corp.†	656	39
Peapack Gladstone Financial Corp.†	543	9
Penns Woods Bancorp, Inc.†	213	7
Peoples Bancorp, Inc. of Ohio	609	10
Peoples Financial Corp. of Mississippi	195	4
Pinnacle Financial Partners, Inc.*†	1,998	30
Porter Bancorp, Inc.	124	2
Premierwest Bancorp†	1,155	3
PrivateBancorp, Inc.†	2,140	52
Prosperity Bancshares, Inc.†	2,824	98
Renasant Corp.†	1,243	19
Republic Bancorp, Inc. of Kentucky, Class A†	548	12
Republic First Bancorp, Inc.*	377	2
S&T Bancorp, Inc.†	1,412	20
Sandy Spring Bancorp, Inc.†	974	15
Santander BanCorp*	271	3
SCBT Financial Corp.	772	20
Shore Bancshares, Inc.†	500	9
Sierra Bancorp†	464	6
Signature Bank of New York*	2,438	74
Simmons First National Corp., Class A	826	23
Smithtown Bancorp, Inc.†	854	12
South Financial Group (The), Inc.†	9,700	17
Southside Bancshares, Inc.	773	17
Southwest Bancorp, Inc. of Oklahoma	796	10
State Bancorp, Inc. of New York	800	7
StellarOne Corp.†	1,335	19
Sterling Bancorp of New York	1,042	8
Sterling Bancshares, Inc. of Texas	5,078	40
Sterling Financial Corp. of Washington†	3,022	6
Suffolk Bancorp†	597	17
Sun Bancorp, Inc. of New Jersey*	891	5
Susquehanna Bancshares, Inc.†	5,329	31
SVB Financial Group*	2,019	80
SY Bancorp, Inc.†	728	16
Texas Capital Bancshares, Inc.*	2,196	36
Tompkins Financial Corp.	487	21
Tower Bancorp, Inc.†	194	5
TowneBank of Portsmouth Virginia†	1,241	16
Trico Bancshares†	842	14
Trustco Bank Corp. of New York†	4,526	28
Trustmark Corp.†	3,517	67
UCBH Holdings, Inc.†	7,512	10
UMB Financial Corp.	1,973	79
Umpqua Holdings Corp.	5,213	54
Union Bankshares Corp. of Virginia†	791	13
United Bankshares, Inc.†	2,344	46
United Community Banks, Inc. of Georgia*†	2,536	17
United Security Bancshares/ Thomasville AL†	339	8
Univest Corp. of Pennsylvania	762	16
Washington Banking Co.	517	5
Washington Trust Bancorp, Inc.†	796	14
Webster Financial Corp.	4,092	54
WesBanco, Inc.	1,442	21
West Bancorporation	1,000	6
Westamerica Bancorporation†	1,788	92
Western Alliance Bancorp*†	2,839	21
Wilber Corp.†	300	3
Wilshire Bancorp, Inc.†	1,100	9
Wintrust Financial Corp.	1,483	41
Yadkin Valley Financial Corp.†	900	6

		3,088

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Beverages - 0.2%
Boston Beer Co., Inc., Class A*†	517	$21
Coca-Cola Bottling Co. Consolidated	265	14
Diedrich Coffee, Inc.*†	167	4
Farmer Bros. Co.†	400	8
Heckmann Corp.*	4,959	21
National Beverage Corp.*†	620	6
Peet’s Coffee & Tea, Inc.*†	718	19

		93

Biotechnology - 2.9%
Acorda Therapeutics, Inc.*†	2,320	52
Affymax, Inc.*	815	19
Alnylam Pharmaceuticals, Inc.*†	2,206	49
AMAG Pharmaceuticals, Inc.*†	1,040	43
American Oriental Bioengineering, Inc.*†	3,814	19
Arena Pharmaceuticals, Inc.*†	5,622	26
Ariad Pharmaceuticals, Inc.*†	5,099	11
Arqule, Inc.*†	2,450	13
ARYx Therapeutics, Inc.*†	1,206	4
BioCryst Pharmaceuticals, Inc.*†	1,359	17
Cambrex Corp.*	1,629	9
Cardium Therapeutics, Inc.*	2,211	4
Celera Corp.*†	5,020	33
Cell Therapeutics, Inc.*†	32,527	54
Celldex Therapeutics, Inc.*†	668	4
Chelsea Therapeutics International, Inc.*†	1,383	8
China-Biotics, Inc.*†	434	6
Clinical Data, Inc.*†	661	10
Cubist Pharmaceuticals, Inc.*	3,527	73
Curis, Inc.*†	3,633	8
Cytokinetics, Inc.*†	2,400	8
Discovery Laboratories, Inc.*†	6,982	3
Emergent Biosolutions, Inc.*†	1,019	19
Enzo Biochem, Inc.*	1,919	10
Enzon Pharmaceuticals, Inc.*†	2,804	20
Exelixis, Inc.*	6,534	37
Facet Biotech Corp.*†	1,450	14
Geron Corp.*†	5,456	39
GTX, Inc.*†	1,100	10
Halozyme Therapeutics, Inc.*†	3,763	28
Harvard Bioscience, Inc.*	1,375	5
Human Genome Sciences, Inc.*†	9,779	193
Idera Pharmaceuticals, Inc.*†	1,200	9
Immunogen, Inc.*†	3,148	23
Immunomedics, Inc.*†	3,838	21
Incyte Corp.*†	4,430	29
Insmed, Inc.*†	7,720	7
InterMune, Inc.*†	2,347	36
Lexicon Pharmaceuticals, Inc.*†	4,500	7
Ligand Pharmaceuticals, Inc., Class B*†	6,761	16
Martek Biosciences Corp.	2,036	50
Maxygen, Inc.*†	1,482	10
Medicines (The) Co.*	3,239	25
Micromet, Inc.*†	3,445	22
Molecular Insight Pharmaceuticals, Inc.*†	1,000	5
Momenta Pharmaceuticals, Inc.*	2,102	21
Nanosphere, Inc.*	700	6
Novavax, Inc.*†	3,846	23
NPS Pharmaceuticals, Inc.*	2,808	12
OncoGenex Pharmaceutical, Inc.*†	254	10
PDL BioPharma, Inc.†	7,318	66
Protalix BioTherapeutics, Inc.*†	2,027	13
Regeneron Pharmaceuticals, Inc.*†	3,853	88
Repligen Corp.*†	1,700	8
RTI Biologics, Inc.*	3,209	15
Sangamo BioSciences, Inc.*†	2,420	17
Seattle Genetics, Inc.*†	4,998	61
Sequenom, Inc.*†	3,780	24
StemCells, Inc.*†	6,064	10
SuperGen, Inc.*†	3,404	10
Vical, Inc.*†	1,879	9
Zymogenetics, Inc.*†	2,113	12

		1,513

Building Materials - 0.8%
AAON, Inc.†	720	15
Apogee Enterprises, Inc.†	1,727	23
Broadwind Energy, Inc.*†	1,866	14
Builders FirstSource, Inc.*†	900	7
Comfort Systems USA, Inc.	2,392	28
Drew Industries, Inc.*	1,180	24
Gibraltar Industries, Inc.	1,540	19
Interline Brands, Inc.*	1,937	32
Louisiana-Pacific Corp.*†	6,392	48
LSI Industries, Inc.	1,038	8
NCI Building Systems, Inc.*†	1,113	3
Quanex Building Products Corp.	2,248	30
Simpson Manufacturing Co., Inc.†	2,340	60
Texas Industries, Inc.†	1,447	58
Trex Co., Inc.*†	910	17

EQUITY PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Building Materials - 0.8% continued
U.S. Concrete, Inc.*†	2,000	$3
Universal Forest Products, Inc.†	1,178	49

		438

Chemicals - 1.9%
Aceto Corp.	1,400	9
American Vanguard Corp.	1,152	10
Arch Chemicals, Inc.	1,541	45
Balchem Corp.	1,089	27
China Green Agriculture, Inc.*	599	7
Ferro Corp.†	2,493	20
Fuller (H.B.) Co.†	2,979	59
Grace (W.R.) & Co.*†	4,408	74
Hawkins, Inc.†	503	11
ICO, Inc.*	1,500	6
Innophos Holdings, Inc.	1,070	20
Innospec, Inc.	1,360	19
Landec Corp.*	1,523	9
Minerals Technologies, Inc.	1,153	52
NewMarket Corp.	620	52
Olin Corp.†	4,773	80
OM Group, Inc.*	1,873	51
Omnova Solutions, Inc.*	2,566	12
PolyOne Corp.*	5,356	27
Quaker Chemical Corp.	630	13
Rockwood Holdings, Inc.*†	3,018	62
Schulman (A.), Inc.	1,462	29
Sensient Technologies Corp.	2,985	78
ShengdaTech, Inc.*†	1,700	10
Solutia, Inc.*	7,150	88
Spartech Corp.	1,770	20
Stepan Co.	434	24
Symyx Technologies, Inc.*†	2,013	12
Westlake Chemical Corp.†	1,212	29
Zep, Inc.	1,278	20
Zoltek Cos., Inc.*†	1,725	16

		991

Coal - 0.2%
International Coal Group, Inc.*†	5,659	17
James River Coal Co.*	1,697	28
Patriot Coal Corp.*†	3,922	35
Westmoreland Coal Co.*	500	4

		84

Commercial Services - 6.1%
ABM Industries, Inc.†	2,819	$63
Administaff, Inc.	1,297	31
Advance America Cash Advance Centers, Inc.	2,708	16
Advisory Board (The) Co.*	958	25
Albany Molecular Research, Inc.*	1,369	11
American Caresource Holdings, Inc.*	547	2
American Public Education, Inc.*	1,115	39
AMN Healthcare Services, Inc.*	1,911	19
Arbitron, Inc.†	1,636	30
Asset Acceptance Capital Corp.*†	868	6
Avis Budget Group, Inc.*†	6,224	61
Bankrate, Inc.*	771	22
Barrett Business Services, Inc.†	420	4
Bridgepoint Education, Inc.*†	869	16
Capella Education Co.*†	894	57
Cardtronics, Inc.*	800	6
CBIZ, Inc.*†	2,585	19
CDI Corp.†	664	10
Cenveo, Inc.*	2,770	14
Chemed Corp.	1,385	60
ChinaCast Education Corp.*†	1,800	11
Coinstar, Inc.*	1,849	61
Consolidated Graphics, Inc.*†	584	12
Corinthian Colleges, Inc.*†	4,897	94
Cornell Cos., Inc.*	643	13
Corporate Executive Board (The) Co.†	2,096	50
Corvel Corp.*	486	15
CoStar Group, Inc.*†	1,221	46
CPI Corp.†	289	5
CRA International, Inc.*	644	18
Cross Country Healthcare, Inc.*†	1,814	17
Deluxe Corp.	3,136	52
Diamond Management & Technology Consultants, Inc.†	1,354	8
Dollar Financial Corp.*	1,484	26
Dollar Thrifty Automotive Group, Inc.*	1,327	26
DynCorp International, Inc., Class A*	1,532	26
Electro Rent Corp.	1,170	12
Emergency Medical Services Corp., Class A*	617	28
Euronet Worldwide, Inc.*†	2,974	70
ExlService Holdings, Inc.*†	863	10
First Advantage Corp., Class A*†	632	11
Forrester Research, Inc.*	927	22

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Commercial Services - 6.1% continued
Franklin Covey Co.*†	721	$4
Gartner, Inc.*	3,628	60
Geo Group (The), Inc.*	3,130	57
Global Cash Access Holdings, Inc.*	2,496	18
Grand Canyon Education, Inc.*†	983	17
Great Lakes Dredge & Dock Corp.	2,300	15
H&E Equipment Services, Inc.*	1,613	16
Hackett Group (The), Inc.*	2,300	6
Healthcare Services Group	2,660	47
Heartland Payment Systems, Inc.†	2,232	28
Heidrick & Struggles International, Inc.	1,054	22
Hill International, Inc.*	1,425	8
HMS Holdings Corp.*	1,584	60
Huron Consulting Group, Inc.*†	1,317	25
ICF International, Inc.*	516	14
ICT Group, Inc.*	500	6
Information Services Group, Inc.*†	1,317	5
Jackson Hewitt Tax Service, Inc.	1,791	10
K12, Inc.*†	1,454	30
Kelly Services, Inc., Class A	1,554	18
Kendle International, Inc.*†	928	12
Kenexa Corp.*	1,315	16
Kforce, Inc.*	1,800	20
Korn/Ferry International*	2,755	38
Landauer, Inc.	557	31
Learning Tree International, Inc.*	500	6
Lincoln Educational Services Corp.*†	610	14
Live Nation, Inc.*	5,142	36
Mac-Gray Corp.*	665	8
MAXIMUS, Inc.	1,068	45
McGrath Rentcorp†	1,399	28
Medifast, Inc.*†	756	14
MedQuist, Inc.*†	491	4
Midas, Inc.*†	796	7
MoneyGram International, Inc.*	4,787	13
Monro Muffler Brake, Inc.†	1,033	27
MPS Group, Inc.*	5,669	56
Multi-Color Corp.	650	9
National Research Corp.	100	2
Navigant Consulting, Inc.*	3,066	39
Net 1 UEPS Technologies, Inc.*	2,354	45
Nobel Learning Communities, Inc.*	202	2
Odyssey Marine Exploration, Inc.*†	2,900	5
On Assignment, Inc.*†	2,000	8
Parexel International Corp.*	3,530	45
PHH Corp.*†	3,320	71
Pre-Paid Legal Services, Inc.*†	435	20
Princeton Review, Inc.*†	797	3
Providence Service (The) Corp.*†	694	8
QC Holdings, Inc.	148	1
Rent-A-Center, Inc.*	4,039	80
Resources Connection, Inc.*	2,766	43
Rewards Network, Inc.*†	357	5
Riskmetrics Group, Inc.*	1,362	21
Rollins, Inc.	2,703	48
RSC Holdings, Inc.*†	2,923	21
Sotheby’s†	4,097	65
Spherion Corp.*	3,070	17
Standard Parking Corp.*	435	7
StarTek, Inc.*†	678	5
Steiner Leisure Ltd.*	900	30
Stewart Enterprises, Inc., Class A†	4,789	25
SuccessFactors, Inc.*†	2,209	26
Team, Inc.*	1,100	19
TeleTech Holdings, Inc.*	2,012	34
Ticketmaster Entertainment, Inc.*	2,236	22
TNS, Inc.*	1,547	40
Transcend Services, Inc.*†	351	6
Tree.com, Inc.*	359	3
TrueBlue, Inc.*	2,574	35
United Rentals, Inc.*†	3,703	34
Universal Technical Institute, Inc.*	1,200	24
Valassis Communications, Inc.*	2,962	47
Viad Corp.	1,200	22
VistaPrint Ltd.*†	2,577	107
Volt Information Sciences, Inc.*	684	7
Watson Wyatt Worldwide, Inc., Class A	2,600	114
Wright Express Corp.*	2,347	74

		3,224

Computers - 2.5%
3D Systems Corp.*	1,000	8
3PAR, Inc.*†	1,703	15
Agilysys, Inc.†	1,012	6
CACI International, Inc., Class A*	1,834	84
CIBER, Inc.*	4,037	16
Cogo Group, Inc.*	1,477	8
Compellent Technologies, Inc.*	992	15
Computer Task Group, Inc.*	833	5

EQUITY PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Computers - 2.5% continued
COMSYS IT Partners, Inc.*	900	$7
Cray, Inc.*	2,030	15
Dynamics Research Corp.*	478	7
Echelon Corp.*†	1,922	22
Electronics for Imaging, Inc.*	2,939	31
eLoyalty Corp.*†	357	3
Henry (Jack) & Associates, Inc.	5,126	119
iGate Corp.	1,324	9
Imation Corp.	1,700	15
Immersion Corp.*	1,600	6
Insight Enterprises, Inc.*	2,814	32
Integral Systems, Inc. of Maryland*	972	6
Isilon Systems, Inc.*†	1,400	8
LivePerson, Inc.*	2,402	10
Manhattan Associates, Inc.*	1,394	25
Maxwell Technologies, Inc.*	1,300	18
Mentor Graphics Corp.*	5,775	51
Mercury Computer Systems, Inc.*	1,341	13
MTS Systems Corp.	1,026	27
NCI, Inc., Class A*†	400	12
Ness Technologies, Inc.*	2,200	13
Netezza Corp.*†	2,910	28
Netscout Systems, Inc.*	1,545	18
Palm, Inc.*†	8,391	112
PAR Technology Corp.*†	439	3
Perot Systems Corp., Class A*	5,343	89
Quantum Corp.*	11,796	14
Radiant Systems, Inc.*	1,600	17
Radisys Corp.*	1,376	10
Rimage Corp.*	533	9
Riverbed Technology, Inc.*†	3,339	64
Silicon Graphics International Corp.*†	1,700	9
Silicon Storage Technology, Inc.*	4,371	8
Smart Modular Technologies WWH, Inc.*†	2,500	10
SRA International, Inc., Class A*	2,563	51
STEC, Inc.*†	1,518	61
Stratasys, Inc.*†	1,160	17
Super Micro Computer, Inc.*†	1,368	11
SYKES Enterprises, Inc.*	2,133	45
Synaptics, Inc.*†	2,092	54
Syntel, Inc.†	801	32
Tier Technologies, Inc., Class B*†	1,006	8
Unisys Corp.*	22,671	55
Virtusa Corp.*	748	7

		1,338

Cosmetics/Personal Care - 0.3%
Bare Escentuals, Inc.*	4,059	38
Chattem, Inc.*†	1,188	73
Elizabeth Arden, Inc.*	1,410	14
Inter Parfums, Inc.†	750	7
Revlon, Inc., Class A*†	1,114	5

		137

Distribution/Wholesale - 1.2%
Beacon Roofing Supply, Inc.*†	2,770	47
BlueLinx Holdings, Inc.*†	614	3
BMP Sunstone Corp.*†	1,896	7
Brightpoint, Inc.*	3,106	23
Chindex International, Inc.*	782	11
Core-Mark Holding Co., Inc.*†	570	16
FGX International Holdings Ltd.*†	854	12
Fossil, Inc.*†	2,869	73
Houston Wire & Cable Co.	1,038	12
MWI Veterinary Supply, Inc.*	639	24
Owens & Minor, Inc.	2,545	113
Pool Corp.†	2,973	71
Rentrak Corp.*†	546	9
Scansource, Inc.*†	1,631	46
School Specialty, Inc.*	1,162	26
Titan Machinery, Inc.*†	818	10
United Stationers, Inc.*	1,455	66
Watsco, Inc.†	1,597	84

		653

Diversified Financial Services - 2.0%
BGC Partners, Inc., Class A	2,696	12
Broadpoint Gleacher Securities, Inc.*	2,764	21
Calamos Asset Management, Inc., Class A	1,209	14
California First National Bancorp	77	1
Cityscape Financial Corp.(2) *	2,500	—
Cohen & Steers, Inc.†	1,075	21
CompuCredit Holdings Corp.*†	922	4
Credit Acceptance Corp.*†	375	11
Diamond Hill Investment Group, Inc.*	125	6
Doral Financial Corp.*†	400	1
Duff & Phelps Corp., Class A	1,002	17
E*TRADE Financial Corp.*†	57,248	101
Encore Capital Group, Inc.*†	800	12

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Diversified Financial Services - 2.0% continued
Epoch Holding Corp.	723	$6
Evercore Partners, Inc., Class A	600	15
FBR Capital Markets Corp.*	1,124	6
FCStone Group, Inc.*†	1,633	8
Financial Federal Corp.	1,542	36
First Marblehead (The) Corp.*†	3,800	10
GAMCO Investors, Inc., Class A†	442	20
GFI Group, Inc.	3,995	29
International Assets Holding Corp.*†	300	5
JMP Group, Inc.	835	9
KBW, Inc.*†	2,131	61
Knight Capital Group, Inc., Class A*	5,679	114
LaBranche & Co., Inc.*	3,265	13
MarketAxess Holdings, Inc.*	1,880	21
MF Global Ltd.*†	5,929	42
National Financial Partners Corp.†	2,535	20
Nelnet, Inc., Class A*	1,191	18
NewStar Financial, Inc.*	1,342	4
Ocwen Financial Corp.*	3,426	35
Oppenheimer Holdings, Inc., Class A	551	14
optionsXpress Holdings, Inc.	2,594	43
Penson Worldwide, Inc.*†	1,217	12
Piper Jaffray Cos.*	1,206	61
Portfolio Recovery Associates, Inc.*†	944	41
Pzena Investment Management, Inc., Class A†	400	3
Sanders Morris Harris Group, Inc.	1,039	6
Stifel Financial Corp.*	1,673	94
SWS Group, Inc.	1,424	21
Teton Advisors, Inc.(1) *†	8	—
Thomas Weisel Partners Group, Inc.*†	1,197	5
TradeStation Group, Inc.*	1,965	14
US Global Investors, Inc., Class A†	700	8
Virtus Investment Partners, Inc.*†	366	6
Westwood Holdings Group, Inc.	331	13
World Acceptance Corp.*†	993	26

		1,060

Electric - 1.8%
Allete, Inc.	1,640	55
Avista Corp.†	3,366	66
Black Hills Corp.†	2,393	61
Central Vermont Public Service Corp.	674	12
CH Energy Group, Inc.†	939	43
Cleco Corp.†	3,706	91
El Paso Electric Co.*	2,779	47
Empire District Electric (The) Co.†	2,128	39
EnerNOC, Inc.*	735	20
Florida Public Utilities Co.†	325	4
IDACORP, Inc.	2,896	83
MGE Energy, Inc.†	1,375	49
NorthWestern Corp.	2,220	53
Otter Tail Corp.†	2,179	51
Pike Electric Corp.*	1,000	11
PNM Resources, Inc.	5,328	62
PNM Resources, Inc. - Fractional Shares (2) *	50,000	—
Portland General Electric Co.	4,607	90
UIL Holdings Corp.	1,816	47
Unisource Energy Corp.†	2,194	64
Unitil Corp.†	600	13
US Geothermal, Inc.*†	3,500	5

		966

Electrical Components & Equipment - 1.1%
Advanced Battery Technologies, Inc.*†	3,011	12
Advanced Energy Industries, Inc.*	1,956	21
American Superconductor Corp.*†	2,651	86
Belden, Inc.	2,853	60
China BAK Battery, Inc.*†	2,181	6
Encore Wire Corp.†	1,126	27
Ener1, Inc.*†	2,840	18
Energy Conversion Devices, Inc.*†	2,799	31
EnerSys*	2,473	49
Evergreen Solar, Inc.*†	11,512	19
Fushi Copperweld, Inc.*	920	7
GrafTech International Ltd.*	7,339	104
Graham Corp.†	585	8
Harbin Electric, Inc.*†	662	8
Insteel Industries, Inc.	1,000	11
Littelfuse, Inc.*†	1,343	34
Orion Energy Systems, Inc.*†	970	3
Powell Industries, Inc.*	483	18
Power-One, Inc.*†	4,446	6
PowerSecure International, Inc.*	900	5
SatCon Technology Corp.*†	2,959	6
Ultralife Corp.*†	700	4
Universal Display Corp.*†	1,701	19
Valence Technology, Inc.*†	3,000	5

EQUITY PORTFOLIOS    8    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Electrical Components & Equipment - 1.1% continued
Vicor Corp.*†	1,094	$8

		575

Electronics - 2.5%
American Science & Engineering, Inc.	560	35
Analogic Corp.	788	28
Axsys Technologies, Inc.*	600	32
Badger Meter, Inc.	909	33
Bel Fuse, Inc., Class B	657	11
Benchmark Electronics, Inc.*	4,003	66
Brady Corp., Class A	2,936	87
Checkpoint Systems, Inc.*	2,328	39
China Security & Surveillance Technology, Inc.*†	2,024	13
Cogent, Inc.*†	2,640	28
Coherent, Inc.*	1,348	30
CTS Corp.	1,956	17
Cymer, Inc.*	1,824	64
Daktronics, Inc.†	1,978	16
DDi Corp.*†	775	3
Dionex Corp.*†	1,086	65
Electro Scientific Industries, Inc.*	1,615	20
FARO Technologies, Inc.*†	1,000	17
FEI Co.*	2,293	54
ICx Technologies, Inc.*	700	3
II-VI, Inc.*†	1,534	41
L-1 Identity Solutions, Inc.*	4,592	33
LaBarge, Inc.*	700	7
Measurement Specialties, Inc.*	900	10
MEMSIC, Inc.*†	829	3
Methode Electronics, Inc.	2,237	19
Microvision, Inc.*†	4,012	14
Multi-Fineline Electronix, Inc.*	577	16
Newport Corp.*	2,057	15
NVE Corp.*†	300	16
OSI Systems, Inc.*†	908	15
Park Electrochemical Corp.	1,215	26
Plexus Corp.*	2,415	61
RAE Systems, Inc.*	2,247	3
Rofin-Sinar Technologies, Inc.*	1,778	40
Rogers Corp.*	970	25
Spectrum Control, Inc.*†	718	7
SRS Labs, Inc.*	630	5
Stoneridge, Inc.*	900	5
Taser International, Inc.*†	3,674	17
Technitrol, Inc.	2,445	20
TTM Technologies, Inc.*	2,562	26
Varian, Inc.*	1,763	90
Watts Water Technologies, Inc., Class A	1,805	54
Woodward Governor Co.	3,683	77
X-Rite, Inc.*†	1,391	3
Zygo Corp.*†	800	5

		1,314

Energy - Alternate Sources - 0.2%
Ascent Solar Technologies, Inc.*†	906	5
Clean Energy Fuels Corp.*†	1,865	23
Comverge, Inc.*	1,198	13
Evergreen Energy, Inc.*†	7,026	7
FuelCell Energy, Inc.*†	4,052	15
Green Plains Renewable Energy, Inc.*†	520	4
GT Solar International, Inc.*†	1,974	10
Headwaters, Inc.*†	2,501	10
Syntroleum Corp.*†	3,688	10

		97

Engineering & Construction - 0.8%
Argan, Inc.*†	415	6
Baker (Michael) Corp.*	466	16
Dycom Industries, Inc.*	2,400	27
EMCOR Group, Inc.*	4,020	93
ENGlobal Corp.*	1,201	5
Exponent, Inc.*	803	23
Granite Construction, Inc.†	2,096	67
Insituform Technologies, Inc., Class A*†	2,385	46
Integrated Electrical Services, Inc.*†	400	3
Layne Christensen Co.*	1,200	31
MYR Group, Inc. of Delaware*	1,065	22
Orion Marine Group, Inc.*†	1,607	33
Stanley, Inc.*	713	18
Sterling Construction Co., Inc.*	769	12
Tutor Perini Corp.*†	1,592	31
VSE Corp.†	247	9

		442

Entertainment - 0.8%
Ascent Media Corp., Class A*	838	22
Bally Technologies, Inc.*†	3,321	134
Bluegreen Corp.*†	800	2
Carmike Cinemas, Inc.*	632	6
Churchill Downs, Inc.	593	22

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    9    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Entertainment - 0.8% continued
Cinemark Holdings, Inc.	2,003	$20
Dover Downs Gaming & Entertainment, Inc.†	817	5
Great Wolf Resorts, Inc.*†	1,490	5
Isle of Capri Casinos, Inc.*†	963	10
Lakes Entertainment, Inc.*	1,036	3
National CineMedia, Inc.	2,586	39
Pinnacle Entertainment, Inc.*	3,680	35
Reading International, Inc., Class A*	951	4
Shuffle Master, Inc.*	3,194	24
Speedway Motorsports, Inc.†	762	12
Vail Resorts, Inc.*†	1,802	60
Youbet.com, Inc.*†	1,732	4

		407

Environmental Control - 0.8%
American Ecology Corp.	1,074	20
Calgon Carbon Corp.*	3,348	48
Clean Harbors, Inc.*	1,247	74
Darling International, Inc.*	5,051	35
Energy Recovery, Inc.*†	1,971	10
EnergySolutions, Inc.	4,623	41
Fuel Tech, Inc.*†	1,085	11
Heritage-Crystal Clean, Inc.*†	113	1
Metalico, Inc.*†	1,581	7
Met-Pro Corp.†	846	8
Mine Safety Appliances Co.†	1,648	44
Perma-Fix Environmental Services*	3,141	8
Tetra Tech, Inc.*	3,676	109
Waste Services, Inc.*	1,189	5

		421

Food - 1.8%
American Dairy, Inc.*†	492	15
American Italian Pasta Co., Class A*†	1,285	39
Arden Group, Inc., Class A†	67	8
B&G Foods, Inc., Class A	1,100	10
Calavo Growers, Inc.†	600	11
Cal-Maine Foods, Inc.†	840	24
Chiquita Brands International, Inc.*	2,739	42
Diamond Foods, Inc.	1,015	28
Fresh Del Monte Produce, Inc.*	2,517	58
Great Atlantic & Pacific Tea Co.*†	2,001	13
Hain Celestial Group (The), Inc.*†	2,503	40
HQ Sustainable Maritime Industries, Inc.*	496	4
Imperial Sugar Co.	700	10
Ingles Markets, Inc., Class A†	739	12
J & J Snack Foods Corp.	843	37
Lancaster Colony Corp.	1,175	59
Lance, Inc.†	1,711	42
Lifeway Foods, Inc.*†	300	4
M & F Worldwide Corp.*†	668	13
Nash Finch Co.	795	22
Overhill Farms, Inc.*	899	5
Ruddick Corp.†	2,638	70
Sanderson Farms, Inc.	1,246	52
Seaboard Corp.	21	23
Seneca Foods Corp., Class A*†	567	15
Smart Balance, Inc.*	3,743	24
Spartan Stores, Inc.	1,379	18
Tootsie Roll Industries, Inc.†	1,422	34
TreeHouse Foods, Inc.*†	1,936	72
United Natural Foods, Inc.*	2,627	71
Village Super Market, Class A†	400	11
Weis Markets, Inc.	648	20
Winn-Dixie Stores, Inc.*	3,337	46
Zhongpin, Inc.*†	1,227	14

		966

Forest Products & Paper - 0.6%
Boise, Inc.*	1,934	8
Buckeye Technologies, Inc.*	2,226	23
Clearwater Paper Corp.*	700	32
Deltic Timber Corp.	653	33
Domtar Corp.*†	2,539	90
Glatfelter	2,707	28
Kapstone Paper and Packaging Corp.*	1,187	8
Neenah Paper, Inc.	800	9
Orchids Paper Products Co.*†	274	6
Schweitzer-Mauduit International, Inc.	947	47
Wausau Paper Corp.	2,558	25

		309

Gas - 1.3%
Chesapeake Utilities Corp.	400	12
Laclede Group (The), Inc.	1,371	45
New Jersey Resources Corp.	2,582	95
Nicor, Inc.	2,770	100
Northwest Natural Gas Co.†	1,628	69
Piedmont Natural Gas Co., Inc.†	4,497	108
South Jersey Industries, Inc.	1,834	64

EQUITY PORTFOLIOS    10    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Gas - 1.3% continued
Southwest Gas Corp.	2,755	$67
WGL Holdings, Inc.	3,071	101

		661

Hand/Machine Tools - 0.4%
Baldor Electric Co.†	2,847	80
Franklin Electric Co., Inc.†	1,421	45
K-Tron International, Inc.*	149	12
Regal-Beloit Corp.	2,191	100

		237

Healthcare - Products - 4.0%
Abaxis, Inc.*†	1,352	36
ABIOMED, Inc.*†	1,961	16
Accuray, Inc.*†	2,350	15
Affymetrix, Inc.*†	4,352	34
Align Technology, Inc.*†	3,576	48
Alphatec Holdings, Inc.*	1,600	7
American Medical Systems Holdings, Inc.*†	4,511	69
Angiodynamics, Inc.*	1,452	19
Aspect Medical Systems, Inc.*	986	6
Atrion Corp.†	100	14
ATS Medical, Inc.*	2,736	7
BioMimetic Therapeutics, Inc.*†	793	9
Bovie Medical Corp.*†	983	8
Bruker Corp.*	3,008	31
Cantel Medical Corp.*†	734	10
Cardiac Science Corp.*	1,100	3
CardioNet, Inc.*†	1,466	11
Cardiovascular Systems, Inc.*†	499	4
Cepheid, Inc.*	3,558	43
Conceptus, Inc.*†	1,879	34
Conmed Corp.*	1,793	32
CryoLife, Inc.*	1,600	12
Cutera, Inc.*	756	7
Cyberonics, Inc.*	1,687	25
Cynosure, Inc., Class A*†	500	5
Delcath Systems, Inc.*†	1,293	5
DexCom, Inc.*†	2,742	21
Electro-Optical Sciences, Inc.*†	1,029	10
Endologix, Inc.*	2,549	12
EnteroMedics, Inc.*†	849	3
ev3, Inc.*	4,341	55
Exactech, Inc.*	465	7
Female Health (The) Co.*†	882	6
Genomic Health, Inc.*†	879	18
Greatbatch, Inc.*†	1,431	31
Haemonetics Corp. of Massachusetts*	1,569	83
Hanger Orthopedic Group, Inc.*	1,576	22
Hansen Medical, Inc.*†	1,464	5
HeartWare International, Inc.*†	277	8
Home Diagnostics, Inc.*†	631	4
ICU Medical, Inc.*	784	29
Immucor, Inc.*†	4,305	78
Insulet Corp.*†	1,539	14
Integra LifeSciences Holdings Corp.*†	1,163	39
Invacare Corp.†	1,794	39
IRIS International, Inc.*	1,100	11
Kensey Nash Corp.*	479	13
LCA-Vision, Inc.*	917	5
Luminex Corp.*†	2,543	39
MAKO Surgical Corp.*†	742	6
Masimo Corp.*†	3,098	78
Medical Action Industries, Inc.*	800	10
Merge Healthcare, Inc.*	1,503	5
Meridian Bioscience, Inc.†	2,484	60
Merit Medical Systems, Inc.*	1,669	30
Micrus Endovascular Corp.*†	916	10
Natus Medical, Inc.*	1,663	24
NuVasive, Inc.*†	2,224	89
NxStage Medical, Inc.*†	1,471	9
OraSure Technologies, Inc.*	2,683	7
Orthofix International N.V.*	1,023	28
Orthovita, Inc.*†	4,096	17
Palomar Medical Technologies, Inc.*†	1,121	16
PSS World Medical, Inc.*†	3,635	74
Quidel Corp.*†	1,594	25
Rochester Medical Corp.*	575	7
Rockwell Medical Technologies, Inc.*†	810	6
Sirona Dental Systems, Inc.*	1,051	28
Somanetics Corp.*	700	9
SonoSite, Inc.*	1,020	24
Spectranetics Corp.*	1,800	11
Stereotaxis, Inc.*†	1,697	6
STERIS Corp.	3,572	104
SurModics, Inc.*†	954	22
Symmetry Medical, Inc.*	2,127	23
Synovis Life Technologies, Inc.*	700	11
Thoratec Corp.*	3,447	90

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    11    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Healthcare - Products - 4.0% continued
TomoTherapy, Inc.*†	2,676	$9
TranS1, Inc.*	700	3
Utah Medical Products, Inc.†	170	5
Vascular Solutions, Inc.*†	932	7
Vital Images, Inc.*	800	10
Volcano Corp.*†	2,964	42
West Pharmaceutical Services, Inc.†	2,007	81
Wright Medical Group, Inc.*†	2,337	38
Young Innovations, Inc.	308	7
Zoll Medical Corp.*	1,302	23

		2,116

Healthcare - Services - 2.1%
Air Methods Corp.*†	673	23
Alliance HealthCare Services, Inc*†	1,536	9
Allied Healthcare International, Inc.*	2,550	6
Almost Family, Inc.*†	449	12
Amedisys, Inc.*†	1,674	75
America Service Group, Inc.†	473	9
American Dental Partners, Inc.*†	732	9
AMERIGROUP Corp.*†	3,230	76
Amsurg Corp.*	1,885	38
Assisted Living Concepts, Inc., Class A*†	600	12
Bio-Reference Labs, Inc.*	734	24
Capital Senior Living Corp.*†	1,200	6
Centene Corp.*	2,639	46
Continucare Corp.*	1,617	5
Emeritus Corp.*†	1,178	21
Ensign Group (The), Inc.	635	9
Genoptix, Inc.*†	1,037	30
Gentiva Health Services, Inc.*	1,784	39
Healthsouth Corp.*	5,391	84
Healthspring, Inc.*	3,004	40
Healthways, Inc.*	2,075	27
IPC The Hospitalist Co., Inc.*†	991	29
Kindred Healthcare, Inc.*	2,400	34
LHC Group, Inc.*†	940	23
Life Sciences Research, Inc.*†	500	4
Magellan Health Services, Inc.*	2,162	69
Medcath Corp.*	900	8
Metropolitan Health Networks, Inc.*	2,254	5
Molina Healthcare, Inc.*†	822	17
National Healthcare Corp.	506	19
Nighthawk Radiology Holdings, Inc.*	1,200	8
NovaMed, Inc.*†	1,111	5
Odyssey HealthCare, Inc.*	1,951	25
Psychiatric Solutions, Inc.*†	3,435	92
RadNet, Inc.*†	1,658	4
RehabCare Group, Inc.*	1,135	24
Res-Care, Inc.*	1,497	22
Skilled Healthcare Group, Inc., Class A*†	1,119	8
Sun Healthcare Group, Inc.*	2,692	22
Sunrise Senior Living, Inc.*	2,640	6
Triple-S Management Corp., Class B*†	1,219	23
U.S. Physical Therapy, Inc.*	700	10
Virtual Radiologic Corp.*†	400	5
WellCare Health Plans, Inc.*	2,582	63

		1,125

Holding Companies - Diversified - 0.0%
Compass Diversified Holdings	1,400	14
Resource America, Inc., Class A	627	3
Zapata Corp.*	471	4

		21

Home Builders - 0.4%
Amrep Corp.*†	100	1
Beazer Homes USA, Inc.*†	2,500	11
Brookfield Homes Corp.*†	521	4
Cavco Industries, Inc.*†	400	13
China Housing & Land Development, Inc.*†	1,500	6
Hovnanian Enterprises, Inc., Class A*†	3,254	17
M/I Homes, Inc.*†	1,142	18
Meritage Homes Corp.*†	1,921	43
Ryland Group, Inc.	2,637	60
Skyline Corp.†	408	10
Standard-Pacific Corp.*	5,989	22
Winnebago Industries, Inc.*†	1,672	20

		225

Home Furnishings - 0.6%
American Woodmark Corp.†	638	13
Audiovox Corp., Class A*	937	6
DTS, Inc.*†	1,069	29
Ethan Allen Interiors, Inc.†	1,533	24
Furniture Brands International, Inc.*	2,500	14
Hooker Furniture Corp.†	619	8
Kimball International, Inc., Class B	1,872	12
La-Z-Boy, Inc.†	3,173	27
Sealy Corp.*	2,644	7

EQUITY PORTFOLIOS    12    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Home Furnishings - 0.6% continued
Stanley Furniture Co., Inc.	587	$7
Tempur-Pedic International, Inc.*†	4,576	68
TiVo, Inc.*	6,383	62
Universal Electronics, Inc.*	791	15

		292

Household Products/Wares - 0.7%
ACCO Brands Corp.*	3,242	18
American Greetings Corp., Class A†	2,400	33
Blyth, Inc.†	371	17
Central Garden and Pet Co., Class A*	3,813	42
CSS Industries, Inc.†	432	9
Ennis, Inc.	1,531	21
Helen of Troy Ltd.*	1,836	40
Oil-Dri Corp. of America	271	4
Prestige Brands Holdings, Inc.*	1,994	15
Standard Register (The) Co.†	884	4
Tupperware Brands Corp.	3,820	141
WD-40 Co.	978	26

		370

Insurance - 3.7%
Ambac Financial Group, Inc.†	17,673	31
American Equity Investment Life Holding Co.	3,100	25
American Physicians Capital, Inc.	566	17
American Physicians Service Group, Inc.	357	8
American Safety Insurance Holdings Ltd.*	600	9
Amerisafe, Inc.*	1,100	19
Amtrust Financial Services, Inc.	1,335	17
Argo Group International Holdings Ltd.*	1,894	67
Assured Guaranty Ltd.†	6,288	125
Baldwin & Lyons, Inc., Class B	518	11
Citizens, Inc. of Texas*†	2,111	14
CNA Surety Corp.*	977	16
Conseco, Inc.*†	11,366	49
Crawford & Co., Class B*	1,339	6
Delphi Financial Group, Inc., Class A	2,630	62
Donegal Group, Inc., Class A	698	10
Eastern Insurance Holdings, Inc.†	435	4
eHealth, Inc.*	1,524	28
EMC Insurance Group, Inc.	332	7
Employers Holdings, Inc.†	2,865	43
Enstar Group Ltd.*	411	25
FBL Financial Group, Inc., Class A†	703	12
First Acceptance Corp.*	1,105	3
First Mercury Financial Corp.	829	12
Flagstone Reinsurance Holdings Ltd.	2,316	25
FPIC Insurance Group, Inc.*	434	14
Greenlight Capital Re Ltd., Class A*	1,700	31
Hallmark Financial Services, Inc.*	510	4
Harleysville Group, Inc.	774	25
Horace Mann Educators Corp.	2,329	29
Independence Holding Co.	334	2
Infinity Property & Casualty Corp.	807	36
IPC Holdings Ltd.	3,422	111
Kansas City Life Insurance Co.	279	10
Life Partners Holdings, Inc.†	436	8
Maiden Holdings Ltd.†	2,957	23
Max Capital Group Ltd.	2,833	58
Meadowbrook Insurance Group, Inc.	3,406	27
Mercer Insurance Group, Inc.	303	6
MGIC Investment Corp.*†	7,672	62
Montpelier Re Holdings Ltd.	5,285	85
National Interstate Corp.	334	6
National Western Life Insurance Co., Class A	142	23
Navigators Group, Inc.*	774	40
NYMAGIC, Inc.	300	5
Phoenix Companies (The), Inc.*†	6,855	20
Platinum Underwriters Holdings Ltd.	3,130	113
PMA Capital Corp., Class A*	1,824	10
PMI Group (The), Inc.†	4,500	15
Presidential Life Corp.	1,279	13
Primus Guaranty Ltd.*†	1,300	5
ProAssurance Corp.*	2,026	106
Radian Group, Inc.†	5,089	47
RLI Corp.	1,153	61
Safety Insurance Group, Inc.	833	27
SeaBright Insurance Holdings, Inc.*	1,269	13
Selective Insurance Group, Inc.	3,163	54
State Auto Financial Corp.	835	14
Stewart Information Services Corp.	1,020	14
Tower Group, Inc.	2,476	59
United America Indemnity Ltd., Class A*	2,081	13
United Fire & Casualty Co.	1,352	27
Universal American Corp.*	1,702	16
Universal Insurance Holdings, Inc.†	729	4
Zenith National Insurance Corp.	2,296	62

		1,943

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    13    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Internet - 3.1%
1-800-FLOWERS.COM, Inc., Class A*†	1,426	$4
AboveNet, Inc.*†	380	35
ActivIdentity Corp.*†	2,599	6
Art Technology Group, Inc.*	7,775	31
AsiaInfo Holdings, Inc.*†	1,798	31
Avocent Corp.*	2,726	44
Blue Coat Systems, Inc.*	2,419	47
Blue Nile, Inc.*	778	43
Chordiant Software, Inc.*	1,751	7
Cogent Communications Group, Inc.*†	2,725	26
comScore, Inc.*	1,284	18
Constant Contact, Inc.*†	1,478	31
CyberSource Corp.*	4,220	65
DealerTrack Holdings, Inc.*	2,309	47
Dice Holdings, Inc.*	963	6
Digital River, Inc.*	2,329	82
Drugstore.com, Inc.*	5,096	12
Earthlink, Inc.*	6,479	54
ePlus, Inc.*†	190	3
eResearch Technology, Inc.*	2,500	16
Global Sources Ltd.*†	918	6
GSI Commerce, Inc.*	1,532	27
Health Grades, Inc.*	1,346	6
i2 Technologies, Inc.*†	948	14
Ibasis, Inc.*	2,000	4
Imergent, Inc.†	431	3
Infospace, Inc.*†	2,073	17
Internap Network Services Corp.*†	2,990	9
Internet Brands, Inc., Class A*†	1,609	12
Internet Capital Group, Inc.*	2,200	15
iPass, Inc.†	2,840	4
j2 Global Communications, Inc.*	2,729	58
Keynote Systems, Inc.*†	800	8
Knot (The), Inc.*	1,781	18
Limelight Networks, Inc.*†	1,920	6
Lionbridge Technologies, Inc.*	3,319	9
Liquidity Services, Inc.*	879	10
LoopNet, Inc.*	1,281	10
MercadoLibre, Inc.*†	1,580	50
ModusLink Global Solutions, Inc.*	2,727	20
Move, Inc.*†	9,222	27
NIC, Inc.	3,000	23
NutriSystem, Inc.†	1,894	27
Online Resources Corp.*	1,600	9
OpenTable, Inc.*†	195	5
Openwave Systems, Inc.*	4,901	14
Orbitz Worldwide, Inc.*†	2,300	14
Overstock.com, Inc.*†	925	12
PC-Tel, Inc.*	1,000	6
Perficient, Inc.*	1,800	14
Rackspace Hosting, Inc.*†	4,058	52
RealNetworks, Inc.*	4,900	17
S1 Corp.*	3,145	20
Saba Software, Inc.*†	1,415	5
Safeguard Scientifics, Inc.*†	1,184	13
Sapient Corp.*	5,200	38
Shutterfly, Inc.*	1,283	19
SonicWALL, Inc.*	3,206	24
Sourcefire, Inc.*	1,375	26
Stamps.com, Inc.*	716	6
Support.com, Inc.*†	2,600	6
TechTarget, Inc.*†	787	5
TeleCommunication Systems, Inc., Class A*	2,375	18
Terremark Worldwide, Inc.*†	3,194	17
TIBCO Software, Inc.*	10,742	95
Travelzoo, Inc.*†	310	4
United Online, Inc.	5,129	36
US Auto Parts Network, Inc.*†	524	3
ValueClick, Inc.*	5,317	54
VASCO Data Security International, Inc.*†	1,572	14
Vocus, Inc.*	1,025	17
Web.com Group, Inc.*	1,600	9
Websense, Inc.*	2,714	41
Zix Corp.*†	3,650	7

		1,611

Investment Companies - 0.8%
Allied Capital Corp.†	10,962	33
American Capital Ltd.†	16,983	42
Ampal-American Israel Corp., Class A*†	1,300	3
Apollo Investment Corp.†	9,786	91
Ares Capital Corp.	5,951	55
BlackRock Kelso Capital Corp.†	706	6
Capital Southwest Corp.	191	14
Fifth Street Finance Corp.†	1,696	17
Gladstone Capital Corp.†	1,223	9
Gladstone Investment Corp.	1,200	6
Harris & Harris Group, Inc.*†	1,501	9

EQUITY PORTFOLIOS    14    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Investment Companies - 0.8% continued
Hercules Technology Growth Capital, Inc.†	2,089	$19
Kohlberg Capital Corp.†	1,100	5
Main Street Capital Corp.†	421	5
MCG Capital Corp.*	4,190	13
Medallion Financial Corp.	800	7
MVC Capital, Inc.†	1,400	13
NGP Capital Resources Co.	1,200	8
PennantPark Investment Corp.	1,200	10
Prospect Capital Corp.†	2,658	27
TICC Capital Corp.	1,519	8
Triangle Capital Corp.†	442	5

		405

Iron/Steel - 0.1%
China Precision Steel, Inc.*†	1,770	5
General Steel Holdings, Inc.*†	878	3
Olympic Steel, Inc.†	564	15
Sutor Technology Group Ltd.*	500	2
Universal Stainless & Alloy*	400	7

		32

Leisure Time - 0.5%
Ambassadors Group, Inc.†	1,088	17
Brunswick Corp.†	5,420	50
Callaway Golf Co.†	3,999	28
Interval Leisure Group, Inc.*	2,360	25
Life Time Fitness, Inc.*†	2,464	77
Marine Products Corp.	562	3
Multimedia Games, Inc.*	1,547	8
Polaris Industries, Inc.†	1,874	70
Town Sports International Holdings, Inc.*†	1,098	3
Universal Travel Group*†	597	6

		287

Lodging - 0.3%
Ameristar Casinos, Inc.†	1,574	26
Gaylord Entertainment Co.*†	2,139	43
Marcus Corp.	1,177	15
Monarch Casino & Resort, Inc.*	591	6
Morgans Hotel Group Co.*†	1,400	7
Orient-Express Hotels Ltd., Class A†	4,713	47
Red Lion Hotels Corp.*†	729	4

		148

Machinery - Construction & Mining - 0.1%
Astec Industries, Inc.*	1,116	28

Machinery - Diversified - 1.3%
Alamo Group, Inc.	350	5
Albany International Corp., Class A	1,689	29
Altra Holdings, Inc.*	1,571	15
Applied Industrial Technologies, Inc.†	2,594	54
Briggs & Stratton Corp.†	3,061	54
Cascade Corp.†	562	14
Chart Industries, Inc.*	1,743	33
Cognex Corp.	2,444	39
Columbus McKinnon Corp. of New York*	1,100	14
DXP Enterprises, Inc.*†	437	5
Flow International Corp.*	2,100	4
Gorman-Rupp (The) Co.†	837	20
Hurco Cos., Inc.*†	400	7
Intermec, Inc.*	3,806	54
Intevac, Inc.*†	1,284	15
iRobot Corp.*†	1,148	13
Kadant, Inc.*	785	9
Lindsay Corp.†	759	31
Middleby Corp.*†	1,003	47
NACCO Industries, Inc., Class A	338	20
Nordson Corp.†	2,055	110
Raser Technologies, Inc.*†	3,192	7
Robbins & Myers, Inc.	1,618	38
Sauer-Danfoss, Inc.†	717	4
Tecumseh Products Co., Class A*	1,090	10
Tennant Co.	1,107	28
Twin Disc, Inc.	500	6

		685

Media - 0.5%
Acacia Research - Acacia Technologies*	1,888	17
Belo Corp., Class A	5,259	18
CKX, Inc.*†	3,468	22
Courier Corp.†	571	9
Crown Media Holdings, Inc., Class A*†	700	1
DG FastChannel, Inc.*	1,125	19
Dolan Media Co.*	1,793	19
EW Scripps Co., Class A*†	1,567	11
Fisher Communications, Inc.*†	375	8
Journal Communications, Inc., Class A	2,700	10
LIN TV Corp., Class A*†	1,582	5
LodgeNet Entertainment Corp.*	1,166	8

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    15    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Media - 0.5% continued
Martha Stewart Living Omnimedia, Inc., Class A*†	1,502	$11
Mediacom Communications Corp., Class A*	2,285	11
Outdoor Channel Holdings, Inc.*†	800	5
Playboy Enterprises, Inc., Class B*†	1,295	4
Primedia, Inc.	1,157	3
Scholastic Corp.	1,392	34
Sinclair Broadcast Group, Inc., Class A	2,699	8
Value Line, Inc.	100	3
World Wrestling Entertainment, Inc., Class A†	1,278	18

		244

Metal Fabrication/Hardware - 0.8%
Ampco-Pittsburgh Corp.†	500	12
Castle (A.M.) & Co.	978	11
CIRCOR International, Inc.	1,048	27
Dynamic Materials Corp.†	795	13
Eastern (The) Co.†	336	6
Foster (L.B.) Co., Class A*	600	18
Furmanite Corp.*†	2,144	8
Hawk Corp., Class A*	301	4
Haynes International, Inc.*	714	19
Kaydon Corp.†	2,034	68
Ladish Co., Inc.*	938	14
Lawson Products, Inc.†	220	4
Mueller Industries, Inc.	2,283	55
Mueller Water Products, Inc., Class A	6,940	32
North American Galvanizing & Coating, Inc.*	713	4
Northwest Pipe Co.*	548	18
Omega Flex, Inc.†	200	3
RBC Bearings, Inc.*	1,340	30
RTI International Metals, Inc.*	1,428	27
Sun Hydraulics, Corp.†	726	13
Worthington Industries, Inc.	3,702	49

		435

Mining - 0.7%
Allied Nevada Gold Corp.*†	2,700	22
AMCOL International Corp.†	1,457	32
Brush Engineered Materials, Inc.*	1,173	26
Century Aluminum Co.*†	2,807	29
Coeur d’Alene Mines Corp.*	4,199	64
General Moly, Inc.*	3,747	10
Hecla Mining Co.*†	13,387	40
Horsehead Holding Corp.*	2,093	24
Kaiser Aluminum Corp.	949	31
Paramount Gold and Silver Corp.*†	3,629	4
Stillwater Mining Co.*	2,537	16
U.S. Gold Corp.*†	4,673	13
United States Lime & Minerals, Inc.*†	100	4
Uranerz Energy Corp.*†	2,570	5
Uranium Energy Corp.*†	2,726	7
USEC, Inc.*†	6,893	31

		358

Miscellaneous Manufacturing - 2.1%
Actuant Corp., Class A	4,109	58
Acuity Brands, Inc.†	2,500	80
American Railcar Industries, Inc.	500	5
Ameron International Corp.	570	46
AZZ, Inc.*†	751	26
Barnes Group, Inc.	2,873	42
Blount International, Inc.*†	2,281	21
Ceradyne, Inc.*	1,587	30
Chase Corp.	328	4
China Fire & Security Group, Inc.*†	800	12
CLARCOR, Inc.†	3,114	100
Colfax Corp.*	1,385	15
Eastman Kodak Co.†	16,410	87
EnPro Industries, Inc.*†	1,236	27
ESCO Technologies, Inc.*†	1,603	59
Federal Signal Corp.	2,898	21
Flanders Corp.*	900	5
Freightcar America, Inc.†	700	13
GenTek, Inc.*	500	14
GP Strategies Corp.*	881	7
Griffon Corp.*	2,708	29
Hexcel Corp.*†	5,912	64
John Bean Technologies Corp.	1,639	27
Koppers Holdings, Inc.	1,257	34
LSB Industries, Inc.*	1,069	17
Matthews International Corp., Class A	1,867	65
Metabolix, Inc.*†	1,100	11
Movado Group, Inc.†	949	12
Myers Industries, Inc.	1,870	19
NL Industries, Inc.†	398	3
PMFG, Inc.*†	756	8
Polypore International, Inc.*	1,348	15

EQUITY PORTFOLIOS    16    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Miscellaneous Manufacturing - 2.1% continued
Portec Rail Products, Inc.	362	$3
Raven Industries, Inc.	951	28
Smith & Wesson Holding Corp.*†	3,279	18
Smith (A.O.) Corp.†	1,352	51
Standex International Corp.	719	12
Sturm Ruger & Co., Inc.†	1,189	16
Tredegar Corp.	1,758	26
Trimas Corp.*†	800	4

		1,134

Office Furnishings - 0.4%
Herman Miller, Inc.	3,298	53
HNI Corp.†	2,749	59
Interface, Inc., Class A	3,018	20
Knoll, Inc.	2,790	27
Steelcase, Inc., Class A	4,252	27

		186

Oil & Gas - 2.0%
Alon USA Energy, Inc.†	540	5
Apco Oil and Gas International, Inc.†	532	12
Approach Resources, Inc.*†	668	5
Arena Resources, Inc.*	2,335	71
Atlas America, Inc.†	2,091	46
ATP Oil & Gas Corp.*†	1,784	20
Berry Petroleum Co., Class A†	2,621	59
Bill Barrett Corp.*†	2,351	69
BPZ Resource, Inc.*†	5,616	34
Brigham Exploration Co.*	5,127	34
Bronco Drilling Co., Inc.*	1,500	6
Carrizo Oil & Gas, Inc.*†	1,717	33
Cheniere Energy, Inc.*†	3,200	9
Clayton Williams Energy, Inc.*†	352	7
Contango Oil & Gas Co.*†	739	33
CREDO Petroleum Corp.*†	376	4
Cubic Energy, Inc.*	1,396	2
CVR Energy, Inc.*	1,300	13
Delek US Holdings, Inc.†	800	7
Delta Petroleum Corp.*	10,909	20
Endeavour International Corp.*	6,702	7
FX Energy, Inc.*†	2,475	8
Georesources, Inc.*	401	4
GMX Resources, Inc.*	1,517	16
Goodrich Petroleum Corp.*†	1,505	36
Gran Tierra Energy, Inc.*†	12,564	50
Gulfport Energy Corp.*†	1,500	11
Harvest Natural Resources, Inc.*†	1,887	10
Hercules Offshore, Inc.*	5,436	25
Isramco, Inc.*	59	10
McMoRan Exploration Co.*†	4,609	38
Northern Oil And Gas, Inc.*†	1,663	11
Oilsands Quest, Inc.*	10,300	9
Panhandle Oil & Gas, Inc., Class A	400	10
Parallel Petroleum Corp.*	2,608	5
Parker Drilling Co.*	7,133	32
Penn Virginia Corp.†	2,782	53
Petroleum Development Corp.*	931	13
Petroquest Energy, Inc.*	2,674	11
Pioneer Drilling Co.*	2,800	16
PrimeEnergy Corp.*	52	1
Rex Energy Corp.*†	1,490	9
Rosetta Resources, Inc.*	3,236	38
Stone Energy Corp.*	2,143	27
Sulphco, Inc.*†	3,400	5
Swift Energy Co.*†	2,246	46
Toreador Resources Corp.	1,190	6
Vaalco Energy, Inc.	3,430	16
Venoco, Inc.*†	1,129	9
W&T Offshore, Inc.†	2,106	21
Warren Resources, Inc.*	3,261	8
Western Refining, Inc.*	1,972	12
Zion Oil & Gas, Inc.*†	673	7

		1,069

Oil & Gas Services - 1.2%
Allis-Chalmers Energy, Inc.*†	3,478	11
Basic Energy Services, Inc.*	1,435	10
Bolt Technology Corp.*	500	6
Boots & Coots , Inc.*	4,516	7
Cal Dive International, Inc.*	2,775	29
CARBO Ceramics, Inc.†	1,189	51
Complete Production Services, Inc.*†	3,596	32
Dawson Geophysical Co.*	500	12
Dril-Quip, Inc.*	1,778	76
Geokinetics, Inc.*	300	5
Global Industries Ltd.*†	6,129	58
Gulf Island Fabrication, Inc.†	696	11
Hornbeck Offshore Services, Inc.*†	1,412	31
ION Geophysical Corp.*	5,554	14
Key Energy Services, Inc.*	7,594	54

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    17    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Oil & Gas Services - 1.2% continued
Lufkin Industries, Inc.	914	$41
Matrix Service Co.*	1,559	17
NATCO Group, Inc., Class A*	1,225	51
Natural Gas Services Group, Inc.*	700	10
Newpark Resources, Inc.*	5,251	14
OYO Geospace Corp.*†	249	5
RPC, Inc.†	1,655	15
Superior Well Services, Inc.*†	952	9
T-3 Energy Services, Inc.*	735	13
Tetra Technologies, Inc.*†	4,618	41
TGC Industries, Inc.*†	725	3
Union Drilling, Inc.*†	665	4
Willbros Group, Inc.*	2,427	30

		660

Packaging & Containers - 0.4%
AEP Industries, Inc.*†	300	11
Bway Holding Co.*	437	7
Graphic Packaging Holding Co.*†	7,024	15
Rock-Tenn Co., Class A	2,343	120
Silgan Holdings, Inc.	1,639	80

		233

Pharmaceuticals - 3.2%
Acura Pharmaceuticals, Inc.*†	500	3
Adolor Corp.*†	2,600	4
Akorn, Inc.*†	3,200	4
Alkermes, Inc.*†	5,778	52
Allos Therapeutics, Inc.*†	3,838	28
Amicus Therapeutics, Inc.*†	886	9
Ardea Biosciences, Inc.*†	841	15
Array Biopharma, Inc.*†	2,700	11
Auxilium Pharmaceuticals, Inc.*†	2,606	75
AVANIR Pharmaceuticals, Inc., Class A*†	3,560	7
AVI BioPharma, Inc.*†	4,484	8
Biodel, Inc.*†	874	4
BioDelivery Sciences International, Inc.*†	524	3
BioScrip, Inc.*	2,479	15
Biospecifics Technologies Corp.*†	201	5
Cadence Pharmaceuticals, Inc.*†	1,575	17
Caraco Pharmaceutical Laboratories Ltd.*†	697	3
Catalyst Health Solutions, Inc.*	2,250	64
China Sky One Medical, Inc.*†	655	8
Clarient, Inc.*†	1,719	7
Cornerstone Therapeutics, Inc.*†	361	2
Cypress Bioscience, Inc.*	2,353	16
Cytori Therapeutics, Inc.*†	1,578	5
Depomed, Inc.*†	3,004	9
Durect Corp.*	4,869	12
Dyax Corp.*†	3,300	12
Hemispherx Biopharma, Inc.*†	6,828	15
Hi-Tech Pharmacal Co., Inc.*	447	7
Idenix Pharmaceuticals, Inc.*	1,590	5
I-Flow Corp.*†	1,262	11
Impax Laboratories, Inc.*†	3,632	28
Infinity Pharmaceuticals, Inc.*†	1,013	7
Inspire Pharmaceuticals, Inc.*†	3,686	22
Isis Pharmaceuticals, Inc.*†	5,684	92
ISTA Pharmaceuticals, Inc.*†	1,947	11
Javelin Pharmaceuticals, Inc.*†	2,700	5
KV Pharmaceutical Co., Class A*†	2,177	5
Lannett Co., Inc.*†	561	5
Mannatech, Inc.†	900	3
MannKind Corp.*†	3,231	25
MAP Pharmaceuticals, Inc.*†	500	4
Matrixx Initiatives, Inc.*†	669	4
Medarex, Inc.*	7,850	126
Medicis Pharmaceutical Corp., Class A	3,602	67
Medivation, Inc.*†	1,758	45
MiddleBrook Pharmaceuticals, Inc.*†	2,000	2
Myriad Pharmaceuticals, Inc.*†	1,371	6
Nabi Biopharmaceuticals*†	2,993	9
Nektar Therapeutics*†	5,674	47
Neogen Corp.*†	800	22
Neurocrine Biosciences, Inc.*†	2,261	7
NeurogesX, Inc.*†	591	4
Nutraceutical International Corp.*	622	7
Obagi Medical Products, Inc.*	1,000	9
Omega Protein Corp.*†	1,000	4
Onyx Pharmaceuticals, Inc.*†	3,707	119
Opko Health, Inc.*†	2,600	6
Optimer Pharmaceuticals, Inc.*†	1,763	23
Orexigen Therapeutics, Inc.*	1,100	9
Osiris Therapeutics, Inc.*†	987	14
OXiGENE, Inc.*†	1,533	2
Pain Therapeutics, Inc.*†	2,044	10
Par Pharmaceutical Cos., Inc.*	2,139	44
Pharmasset, Inc.*	1,200	22
PharMerica Corp.*	1,875	38

EQUITY PORTFOLIOS    18    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Pharmaceuticals - 3.2% continued
Poniard Pharmaceuticals, Inc.*†	1,338	$11
Pozen, Inc.*	1,542	10
Progenics Pharmaceuticals, Inc.*	1,486	8
Questcor Pharmaceuticals, Inc.*	3,404	20
Repros Therapeutics, Inc.*†	524	1
Rigel Pharmaceuticals, Inc.*	2,252	16
Salix Pharmaceuticals Ltd.*	2,963	37
Santarus, Inc.*	3,017	10
Savient Pharmaceuticals, Inc.*†	3,718	52
Schiff Nutrition International, Inc.†	604	3
Sciclone Pharmaceuticals, Inc.*	2,031	10
SIGA Technologies, Inc.*†	1,534	11
Spectrum Pharmaceuticals, Inc.*	2,040	17
Sucampo Pharmaceuticals, Inc., Class A*	609	3
Synta Pharmaceuticals Corp.*†	1,000	3
Synutra International, Inc.*†	1,051	16
Theravance, Inc.*†	3,262	51
USANA Health Sciences, Inc.*†	372	12
Vanda Pharmaceuticals, Inc.*†	1,641	22
Viropharma, Inc.*	4,752	38
Vivus, Inc.*†	4,301	27
XenoPort, Inc.*†	1,676	31

		1,698

Pipelines - 0.0%
Crosstex Energy, Inc.†	2,261	9

Real Estate - 0.2%
American Realty Investors, Inc.*†	112	1
Avatar Holdings, Inc.*	389	7
Consolidated-Tomoka Land Co. of Florida†	335	12
Forestar Group, Inc.*†	2,201	32
Hilltop Holdings, Inc.*	2,471	30
Transcontinental Realty Investors, Inc.*†	42	1
United Capital Corp.*†	100	2

		85

Real Estate Investment Trusts - 5.8%
Acadia Realty Trust	2,446	37
Agree Realty Corp.†	485	10
Alexander’s, Inc.†	127	36
American Campus Communities, Inc.	3,194	83
American Capital Agency Corp.†	630	16
Anthracite Capital, Inc.†	3,667	3
Anworth Mortgage Asset Corp.	6,264	47
Ashford Hospitality Trust, Inc.†	3,916	12
Associated Estates Realty Corp.†	800	7
BioMed Realty Trust, Inc.	5,996	81
CapLease, Inc.	2,773	12
Capstead Mortgage Corp.	3,904	53
Care Investment Trust, Inc.	800	6
CBL & Associates Properties, Inc.†	8,285	78
Cedar Shopping Centers, Inc.	2,200	14
Cogdell Spencer, Inc.	1,601	7
Colonial Properties Trust	3,019	27
Cousins Properties, Inc.†	2,428	20
DCT Industrial Trust, Inc.†	12,272	65
Developers Diversified Realty Corp.†	8,431	66
DiamondRock Hospitality Co.*	6,625	45
DuPont Fabros Technology, Inc.	1,642	21
Dynex Capital, Inc.†	611	5
EastGroup Properties, Inc.†	1,553	58
Education Realty Trust, Inc.	3,490	20
Entertainment Properties Trust†	2,147	67
Equity Lifestyle Properties, Inc.	1,533	62
Equity One, Inc.†	2,057	32
Extra Space Storage, Inc.†	5,309	53
FelCor Lodging Trust, Inc.†	3,772	16
First Industrial Realty Trust, Inc.†	2,534	13
First Potomac Realty Trust	1,600	17
Franklin Street Properties Corp.†	3,635	52
Getty Realty Corp.	1,024	24
Gladstone Commercial Corp.†	486	7
Glimcher Realty Trust	2,078	8
Gramercy Capital Corp. of New York*†	2,619	4
Hatteras Financial Corp.†	2,226	67
Healthcare Realty Trust, Inc.	3,642	79
Hersha Hospitality Trust	2,652	8
Highwoods Properties, Inc.	4,331	127
Home Properties, Inc.	2,017	77
Inland Real Estate Corp.†	4,340	36
Investors Real Estate Trust†	3,508	32
iStar Financial, Inc.*†	6,137	13
Kilroy Realty Corp.†	2,592	72
Kite Realty Group Trust	2,671	10
LaSalle Hotel Properties	3,857	64
Lexington Realty Trust†	5,437	25
LTC Properties, Inc.	1,441	37
Medical Properties Trust, Inc.	4,952	37
MFA Financial, Inc.	16,839	133

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    19    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Real Estate Investment Trusts - 5.8% continued
Mid-America Apartment Communities, Inc.	1,731	$76
Mission West Properties, Inc.	1,200	8
Monmouth Reit, Class A	1,100	8
National Health Investors, Inc.	1,603	53
National Retail Properties, Inc.†	4,891	100
NorthStar Realty Finance Corp.†	3,294	13
OMEGA Healthcare Investors, Inc.	5,048	85
Parkway Properties, Inc. of Maryland	1,271	23
Pennsylvania Real Estate Investment Trust†	2,236	15
Post Properties, Inc.†	2,732	47
Potlatch Corp.†	2,438	71
PS Business Parks, Inc.	1,074	57
RAIT Financial Trust†	3,432	10
Ramco-Gershenson Properties Trust†	917	10
Redwood Trust, Inc.†	4,739	76
Resource Capital Corp.	1,300	6
Saul Centers, Inc.	413	13
Sovran Self Storage, Inc.	1,403	41
Strategic Hotels & Resorts, Inc.	4,187	6
Sun Communities, Inc.	964	17
Sunstone Hotel Investors, Inc.†	4,625	29
Tanger Factory Outlet Centers, Inc.†	2,418	91
UMH Properties, Inc.†	456	4
Universal Health Realty Income Trust	664	22
Urstadt Biddle Properties, Inc., Class A†	1,217	19
U-Store-It Trust	4,780	31
Walter Investment Management Corp.	1,102	16
Washington Real Estate Investment Trust†	3,570	96
Winthrop Realty Trust†	620	6

		3,050

Retail - 5.9%
99 Cents Only Stores*†	2,884	39
AFC Enterprises, Inc.*	1,474	12
Allion Healthcare, Inc.*	1,138	8
America’s Car-Mart, Inc.*†	600	12
AnnTaylor Stores Corp.*†	3,595	51
Asbury Automotive Group, Inc.*	1,981	25
Bebe Stores, Inc.†	1,528	12
Benihana, Inc., Class A*†	740	5
Big 5 Sporting Goods Corp.	1,291	20
BJ’s Restaurants, Inc.*†	1,221	21
Bob Evans Farms, Inc.	1,886	51
Books-A-Million, Inc.†	376	5
Borders Group, Inc.*	3,058	10
Brown Shoe Co., Inc.	2,566	19
Buckle (The), Inc.†	1,563	41
Buffalo Wild Wings, Inc.*†	1,105	46
Build-A-Bear Workshop, Inc.*	900	4
Cabela’s, Inc.*†	2,457	39
California Pizza Kitchen, Inc.*†	1,209	17
Caribou Coffee Co., Inc.*†	363	3
Carrols Restaurant Group, Inc.*	619	5
Casey’s General Stores, Inc.	3,107	86
Cash America International, Inc.	1,811	51
Cato (The) Corp., Class A†	1,712	29
CEC Entertainment, Inc.*	1,418	38
Charlotte Russe Holding, Inc.*	1,248	22
Charming Shoppes, Inc.*	6,947	36
Cheesecake Factory (The), Inc.*†	3,676	68
Children’s Place Retail Stores (The), Inc.*†	1,464	44
Christopher & Banks Corp.†	2,120	15
Citi Trends, Inc.*	904	20
CKE Restaurants, Inc.	3,044	29
Coldwater Creek, Inc.*	3,519	26
Collective Brands, Inc.*†	3,916	62
Conn’s, Inc.*†	600	7
Cracker Barrel Old Country Store, Inc.	1,390	39
Denny’s Corp.*	5,685	15
Destination Maternity Corp.*	268	5
Dillard’s, Inc., Class A	3,157	36
DineEquity, Inc.†	1,067	22
Domino’s Pizza, Inc.*†	2,261	18
Dress Barn, Inc.*†	2,758	45
DSW, Inc., Class A*†	736	11
Einstein Noah Restaurant Group, Inc.*	300	4
Ezcorp, Inc., Class A*	2,788	37
Finish Line (The), Inc., Class A	2,608	22
First Cash Financial Services, Inc.*	1,421	27
Fred’s, Inc., Class A	2,471	32
Frisch’s Restaurants, Inc.	116	3
Fuqi International, Inc.*†	600	16
Gaiam, Inc., Class A*†	1,000	6
Gander Mountain Co.*†	266	2
Genesco, Inc.*	1,187	26
Group 1 Automotive, Inc.	1,479	42
Gymboree Corp.*	1,784	80
Haverty Furniture Cos., Inc.*†	1,040	12
hhgregg, Inc.*†	700	12

EQUITY PORTFOLIOS    20    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Retail - 5.9% continued
Hibbett Sports, Inc.*†	1,759	$31
HOT Topic, Inc.*†	2,722	19
HSN, Inc.*	2,444	25
J. Crew Group, Inc.*†	3,068	105
Jack in the Box, Inc.*	3,492	71
Jo-Ann Stores, Inc.*	1,627	44
Jos. A. Bank Clothiers, Inc.*†	1,123	49
Kenneth Cole Productions, Inc., Class A†	471	5
Kirkland’s, Inc.*	787	11
Krispy Kreme Doughnuts, Inc.*†	3,447	11
Landry’s Restaurants, Inc.*	492	5
Lithia Motors, Inc., Class A†	979	13
Liz Claiborne, Inc.†	5,866	25
Luby’s, Inc.*†	1,200	5
Lululemon Athletica, Inc.*†	2,493	50
Lumber Liquidators, Inc.*†	901	20
McCormick & Schmick’s Seafood Restaurants, Inc.*†	854	8
Men’s Wearhouse (The), Inc.†	3,185	83
New York & Co., Inc.*	1,300	6
Nu Skin Enterprises, Inc., Class A	3,042	52
O’Charleys, Inc.†	1,036	8
OfficeMax, Inc.†	4,681	53
P.F. Chang’s China Bistro, Inc.*†	1,457	47
Pacific Sunwear of California, Inc.*	4,087	18
Pantry (The), Inc.*	1,388	21
Papa John’s International, Inc.*	1,347	31
PC Connection, Inc.*	600	3
PC Mall, Inc.*	700	5
Pep Boys - Manny, Moe & Jack	2,993	27
PetMed Express, Inc.†	1,447	26
Pier 1 Imports, Inc.*†	5,375	14
Pricesmart, Inc.†	943	17
Red Robin Gourmet Burgers, Inc.*†	962	19
Regis Corp.†	3,466	56
Retail Ventures, Inc.*	1,600	8
Rex Stores Corp.*†	500	5
Ruby Tuesday, Inc.*†	3,947	29
Rush Enterprises, Inc., Class A*	1,950	27
Ruth’s Hospitality Group Inc.*	1,300	5
Saks, Inc.*†	7,280	44
Sally Beauty Holdings, Inc.*†	5,771	41
Shoe Carnival, Inc.*	522	8
Sonic Automotive, Inc., Class A†	1,473	19
Sonic Corp.*†	3,733	43
Sport Supply Group, Inc.	510	5
Stage Stores, Inc.	2,270	30
Steak n Shake (The) Co.*†	1,535	16
Stein Mart, Inc.*†	1,545	19
Steinway Musical Instruments*†	372	4
Susser Holdings Corp.*	400	4
Syms Corp.*†	400	3
Systemax, Inc.*	600	8
Talbots, Inc.†	1,518	9
Texas Roadhouse, Inc., Class A*†	3,084	31
Tractor Supply Co.*†	2,194	103
Tuesday Morning Corp.*	1,930	9
Tween Brands, Inc.*	1,463	11
Ulta Salon Cosmetics & Fragrance, Inc.*	1,637	19
West Marine, Inc.*†	791	7
Wet Seal (The), Inc., Class A*	5,989	21
World Fuel Services Corp.†	1,802	81
Zale Corp.*†	1,538	10
Zumiez, Inc.*†	1,187	15

		3,107

Savings & Loans - 1.1%
Abington Bancorp, Inc.	1,340	11
Astoria Financial Corp.†	5,248	54
BankFinancial Corp.	1,245	12
Beneficial Mutual Bancorp, Inc.*	1,908	17
Berkshire Hills Bancorp, Inc.	834	19
Brookline Bancorp, Inc.	3,665	38
Brooklyn Federal Bancorp, Inc.	200	3
Cape Bancorp, Inc.*†	651	5
Cheviot Financial Corp.	109	1
Chicopee Bancorp, Inc.*	344	4
Clifton Savings Bancorp, Inc.	600	6
Danvers Bancorp, Inc.	1,000	13
Dime Community Bancshares	1,498	17
ESB Financial Corp.†	513	7
ESSA Bancorp, Inc.	900	11
First Defiance Financial Corp.†	453	7
First Financial Holdings, Inc.†	657	12
First Financial Northwest, Inc.	1,200	9
Flagstar Bancorp, Inc.*†	4,573	4
Flushing Financial Corp.	1,267	17
Fox Chase Bancorp, Inc.*	400	4
Heritage Financial Group	62	—
Home Bancorp, Inc.*†	502	6

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    21    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Savings & Loans - 1.1% continued
Home Federal Bancorp, Inc. of Idaho	960	$11
Investors Bancorp, Inc.*	2,919	27
Kearny Financial Corp.	1,032	11
Kentucky First Federal Bancorp	128	2
K-Fed Bancorp†	190	2
Legacy Bancorp, Inc. of Massachusetts	396	4
Meridian Interstate Bancorp, Inc.*†	600	6
NASB Financial, Inc.†	199	6
NewAlliance Bancshares, Inc.†	6,549	77
Northeast Community Bancorp, Inc.	295	2
Northfield Bancorp, Inc.†	1,132	14
Northwest Bancorp, Inc.†	994	20
OceanFirst Financial Corp.	500	6
Oritani Financial Corp.†	665	9
Provident Financial Services, Inc.	3,695	41
Provident New York Bancorp	2,196	20
Prudential Bancorp, Inc. of Pennsylvania†	193	2
Rockville Financial, Inc.	517	7
Roma Financial Corp.	441	6
United Financial Bancorp, Inc.†	948	12
ViewPoint Financial Group	662	8
Waterstone Financial, Inc.*†	409	2
Westfield Financial, Inc.	1,820	17
WSFS Financial Corp.	357	10

		599

Semiconductors - 3.0%
Actel Corp.*	1,545	17
Advanced Analogic Technologies, Inc.*	2,500	11
Amkor Technology, Inc.*†	6,714	37
Anadigics, Inc.*	3,749	14
Applied Micro Circuits Corp.*	4,064	32
ATMI, Inc.*	1,936	33
Brooks Automation, Inc.*	3,839	25
Cabot Microelectronics Corp.*	1,442	50
Cavium Networks, Inc.*†	2,229	45
Ceva, Inc.*†	1,100	10
Cirrus Logic, Inc.*	3,874	19
Cohu, Inc.	1,369	16
Diodes, Inc.*	1,963	40
DSP Group, Inc.*	1,283	10
EMCORE Corp.*	4,100	4
Emulex Corp.*	5,069	49
Entegris, Inc.*	6,781	27
Entropic Communications, Inc.*	3,101	10
Exar Corp.*	2,120	16
Formfactor, Inc.*†	3,027	66
GSI Technology, Inc.*†	992	4
Hittite Microwave Corp.*	1,318	45
Intellon Corp.*†	1,224	6
IXYS Corp.	1,396	10
Kopin Corp.*†	3,991	15
Kulicke & Soffa Industries, Inc.*†	3,531	19
Lattice Semiconductor Corp.*†	6,739	17
Micrel, Inc.	2,615	20
Microsemi Corp.*	4,962	70
Microtune, Inc.*†	2,977	6
MIPS Technologies, Inc.*	2,636	9
MKS Instruments, Inc.*	3,034	56
Monolithic Power Systems, Inc.*†	2,076	47
Netlogic Microsystems, Inc.*†	1,110	49
Omnivision Technologies, Inc.*	3,076	45
Pericom Semiconductor Corp.*	1,479	13
Photronics, Inc.*	2,485	11
PLX Technology, Inc.*	1,957	7
Power Integrations, Inc.	1,478	48
Rubicon Technology, Inc.*†	800	10
Rudolph Technologies, Inc.*	1,752	11
Semitool, Inc.*†	1,245	8
Semtech Corp.*	3,749	69
Sigma Designs, Inc.*†	1,637	23
Silicon Image, Inc.*	4,385	13
Skyworks Solutions, Inc.*†	10,211	119
Standard Microsystems Corp.*	1,359	32
Supertex, Inc.*†	637	16
Techwell, Inc.*	906	8
Tessera Technologies, Inc.*	2,970	75
TriQuint Semiconductor, Inc.*	9,023	66
Ultratech, Inc.*†	1,367	15
Veeco Instruments, Inc.*†	1,982	43
Virage Logic Corp.*†	879	4
Volterra Semiconductor Corp.*	1,405	25
White Electronic Designs Corp.*†	1,253	5
Zoran Corp.*	3,173	35

		1,605

Shipbuilding - 0.0%
Todd Shipyards Corp.†	319	5

Software - 4.5%
Accelrys, Inc.*	1,500	9

EQUITY PORTFOLIOS    22    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Software - 4.5% continued
ACI Worldwide, Inc.*	2,162	$29
Actuate Corp.*	2,637	15
Acxiom Corp.*	4,163	38
Advent Software, Inc.*†	941	36
American Reprographics Co.*	2,250	20
American Software, Inc., Class A	1,300	8
AMICAS, Inc.*†	1,986	7
ArcSight, Inc.*	1,136	22
Ariba, Inc.*	5,350	61
Athenahealth, Inc.*†	2,044	82
Avid Technology, Inc.*†	1,700	22
Blackbaud, Inc.	2,628	51
Blackboard, Inc.*†	1,937	67
Bottomline Technologies, Inc.*†	1,472	18
Bowne & Co., Inc.	1,615	11
Callidus Software, Inc.*†	1,700	5
China Information Security Technology, Inc.*†	1,528	6
CommVault Systems, Inc.*	2,553	47
Computer Programs & Systems, Inc.†	605	23
Concur Technologies, Inc.*†	2,434	86
CSG Systems International, Inc.*	2,175	33
Deltek, Inc.*	863	6
DemandTec, Inc.*†	1,200	10
Digi International, Inc.*	1,500	13
DivX, Inc.*	1,889	10
Double-Take Software, Inc.*	1,000	9
Ebix, Inc.*	423	21
Eclipsys Corp.*	3,434	57
Epicor Software Corp.*	2,961	19
EPIQ Systems, Inc.*†	2,015	30
Fair Isaac Corp.	2,998	67
FalconStor Software, Inc.*	2,115	11
GSE Systems, Inc.*†	904	6
inContact, Inc.*†	1,512	5
infoGROUP, Inc.*	2,013	12
Informatica Corp.*	5,324	95
Innerworkings, Inc.*	1,549	9
Innodata Isogen, Inc.*†	1,217	6
Interactive Intelligence, Inc.*	800	14
JDA Software Group, Inc.*	1,639	32
Lawson Software, Inc.*	8,437	52
Mantech International Corp., Class A*	1,343	71
MedAssets, Inc.*†	2,423	54
MicroStrategy, Inc., Class A*	562	35
Monotype Imaging Holdings, Inc.*	1,264	10
MSC.Software Corp.*	2,704	20
NetSuite, Inc.*†	977	13
Omnicell, Inc.*	1,879	21
Omniture, Inc.*†	4,129	59
OpenTV Corp., Class A*	4,800	6
OPNET Technologies, Inc.†	700	7
Parametric Technology Corp.*	7,078	94
Pegasystems, Inc.†	928	28
Pervasive Software, Inc.*	843	4
Phase Forward, Inc.*	2,647	34
Phoenix Technologies Ltd.*†	1,600	6
Progress Software Corp.*	2,450	55
PROS Holdings, Inc.*	1,115	9
QAD, Inc.	675	3
Quality Systems, Inc.†	1,441	77
Quest Software, Inc.*	3,671	60
Renaissance Learning, Inc.†	464	5
RightNow Technologies, Inc.*	1,358	17
Rosetta Stone, Inc.*†	392	9
Schawk, Inc.	896	10
Seachange International, Inc.*	1,877	17
Smith Micro Software, Inc.*	1,800	21
SolarWinds, Inc.*†	771	14
Solera Holdings, Inc.*	4,242	112
SPSS, Inc.*	1,131	56
Synchronoss Technologies, Inc.*	1,200	13
SYNNEX Corp.*†	1,187	35
Take-Two Interactive Software, Inc.†	4,919	52
Taleo Corp., Class A*	1,918	35
THQ, Inc.*†	4,148	23
Trident Microsystems, Inc.*†	3,400	8
Tyler Technologies, Inc.*†	1,945	30
Ultimate Software Group, Inc.*†	1,498	39
Unica Corp.*†	800	6
VeriFone Holdings, Inc.*	4,424	51

		2,399

Storage/Warehousing - 0.1%
Mobile Mini, Inc.*†	2,183	39

Telecommunications - 4.4%
3Com Corp.*	23,620	103
Acme Packet, Inc.*†	2,320	19
Adaptec, Inc.*	7,219	21
ADC Telecommunications, Inc.*†	5,912	50

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    23    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Telecommunications - 4.4% continued
Adtran, Inc.†	3,386	$77
Advanced Radio Telecom Corp.(2) *	10,900	—
Airvana, Inc.*†	1,451	9
Alaska Communications Systems Group, Inc.†	2,615	21
Anaren, Inc.*	849	14
Anixter International, Inc.*†	1,821	64
Applied Signal Technology, Inc.	811	21
Arris Group, Inc.*	7,561	100
Aruba Networks, Inc.*	3,614	33
Atheros Communications, Inc.*†	3,733	103
Atlantic Tele-Network, Inc.†	555	26
BigBand Networks, Inc.*†	2,081	8
Black Box Corp.	1,078	27
Cbeyond, Inc.*†	1,433	21
Centennial Communications Corp.*†	5,224	40
Cincinnati Bell, Inc.*	13,179	44
Communications Systems, Inc.†	315	4
Comtech Telecommunications Corp.*†	1,722	59
Consolidated Communications Holdings, Inc.	1,368	19
CPI International, Inc.*	500	5
D&E Communications, Inc.†	838	9
DigitalGlobe, Inc.*	920	18
EMS Technologies, Inc.*	900	17
Extreme Networks, Inc.*	4,955	12
Fairpoint Communications, Inc.†	5,690	5
Fibernet Telecom Group, Inc.*	325	4
General Communication, Inc., Class A*	2,619	17
GeoEye, Inc.*†	1,144	29
Global Crossing Ltd.*	1,718	19
Globecomm Systems, Inc.*	1,204	9
Harmonic, Inc.*	5,868	39
Harris Stratex Networks, Inc., Class A*	3,635	22
Hickory Tech Corp.†	720	6
Hughes Communications, Inc.*	521	14
Infinera Corp.*†	5,161	36
InterDigital, Inc.*†	2,675	56
Iowa Telecommunications Services, Inc.†	2,032	23
iPCS, Inc.*	1,000	16
IPG Photonics Corp.*†	1,362	16
Ixia*	1,998	12
Knology, Inc.*	1,758	13
KVH Industries, Inc.*	789	6
Loral Space & Communications, Inc.*	664	14
MasTec, Inc.*	3,195	30
Netgear, Inc.*	2,116	36
Network Equipment Technologies, Inc.*†	1,666	11
Neutral Tandem, Inc.*†	2,008	50
Novatel Wireless, Inc.*	1,882	18
NTELOS Holdings Corp.	1,865	30
Oplink Communications, Inc.*	1,204	17
Opnext, Inc.*†	1,425	4
PAETEC Holding Corp.*	7,335	21
Parkervision, Inc.*†	1,685	6
Plantronics, Inc.	2,994	71
Polycom, Inc.*	5,117	121
Powerwave Technologies, Inc.*	7,821	10
Preformed Line Products Co.†	147	5
Premiere Global Services, Inc.*	3,725	35
RCN Corp.*†	2,100	20
RF Micro Devices, Inc.*	16,230	76
SAVVIS, Inc.*†	2,200	37
Shenandoah Telecommunications Co.†	1,407	24
ShoreTel, Inc.*†	2,630	17
Sonus Networks, Inc.*	12,280	26
Starent Networks Corp.*†	2,394	48
SureWest Communications*†	819	10
Switch & Data Facilities Co., Inc.*†	1,205	16
Sycamore Networks, Inc.*	11,514	35
Symmetricom, Inc.*†	2,629	14
Syniverse Holdings, Inc.*	4,191	75
Tekelec*	4,078	63
USA Mobility, Inc.	1,329	17
UTStarcom, Inc.*†	6,664	11
Viasat, Inc.*	1,600	39
Virgin Mobile USA, Inc., Class A*†	2,111	10

		2,303

Textiles - 0.1%
G&K Services, Inc., Class A	1,088	25
Unifirst Corp. of Massachusetts	870	35

		60

Toys, Games & Hobbies - 0.1%
Jakks Pacific, Inc.*	1,730	23
Leapfrog Enterprises, Inc.*†	1,800	7
RC2 Corp.*	1,006	16

		46

EQUITY PORTFOLIOS    24    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Transportation - 1.8%
Air Transport Services Group, Inc.*†	3,271	$10
American Commercial Lines, Inc.*†	529	11
Arkansas Best Corp.†	1,554	49
Atlas Air Worldwide Holdings, Inc.*	1,057	26
Bristow Group, Inc.*†	1,785	52
CAI International, Inc.*†	500	3
Celadon Group, Inc.*	1,292	13
DHT Maritime, Inc.	2,933	15
Dynamex, Inc.*	562	9
Eagle Bulk Shipping, Inc.†	2,922	15
Forward Air Corp.	1,781	41
Genco Shipping & Trading Ltd.†	1,579	31
General Maritime Corp.†	3,006	24
Genesee & Wyoming, Inc., Class A*	2,230	70
Golar LNG Ltd.†	2,000	20
Gulfmark Offshore, Inc.*	1,401	42
Heartland Express, Inc.†	3,109	44
Horizon Lines, Inc., Class A†	1,654	9
HUB Group, Inc., Class A*	2,277	50
International Shipholding Corp.	300	9
Knight Transportation, Inc.	3,508	58
Knightsbridge Tankers Ltd.	1,000	13
Marten Transport Ltd.*	960	16
Nordic American Tanker Shipping†	2,582	77
Old Dominion Freight Line, Inc.*	1,707	61
Pacer International, Inc.	1,946	8
Patriot Transportation Holding, Inc.*	88	7
PHI, Inc.*	800	17
Saia, Inc.*	841	15
Ship Finance International Ltd.†	2,684	34
TBS International Ltd., Class A*†	850	7
Teekay Tankers Ltd., Class A†	697	6
Ultrapetrol Bahamas Ltd.*	1,300	6
Universal Truckload Services, Inc.†	300	5
USA Truck, Inc.*	432	6
Werner Enterprises, Inc.†	2,625	46
YRC Worldwide, Inc.*†	3,754	8

		933

Trucking & Leasing - 0.2%
Aircastle Ltd.	2,795	26
AMERCO, Inc.*	529	24
Greenbrier Cos., Inc.	924	12
TAL International Group, Inc.†	877	11
Textainer Group Holdings Ltd.	500	7
Willis Lease Finance Corp.*†	253	3

		83

Water - 0.4%
American States Water Co.†	1,148	38
Artesian Resources Corp., Class A†	318	6
California Water Service Group†	1,217	45
Connecticut Water Service, Inc.	500	11
Consolidated Water Co., Inc.†	851	16
Middlesex Water Co.†	800	12
Pennichuck Corp.†	226	5
Pico Holdings, Inc.*	1,357	45
SJW Corp.	758	17
Southwest Water Co.†	1,410	6
York Water Co.	637	10

		211

Total Common Stocks (Cost $61,684)		51,436

PREFERRED STOCKS - 0.0%
Healthcare - Products - 0.0%
MEDIQ, Inc., Series A (2) *	135	—

Total Preferred Stocks (Cost $ — )		—

INVESTMENT COMPANIES - 40.6%
Kayne Anderson Energy Development Co.	600	7
Northern Institutional Funds - Liquid Assets Portfolio (3) (4)	21,423,473	21,423

Total Investment Companies (Cost $21,437)		21,430

OTHER - 0.0%
Escrow DLB Oil & Gas (2) *	400	—
Escrow Position PetroCorp. (2) *	420	—

Total Other (Cost $ — )		—

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    25    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued	AUGUST 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
RIGHTS - 0.0%
CSF Holdings, Inc.(2) *	2,000	$—

Total Rights (Cost $ — )		—

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
American Satellite Network (2) *	350	$—
Krispy Kreme Doughnuts, Inc., Exp. 3/2/12, Strike $12.21*	88	—
Lantronix, Inc., Exp. 2/9/11, Strike $1.00*	152	—

Total Warrants (Cost $ — )		—

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 3.2%
Societe Generale, Grand Cayman, Eurodollar Time Deposit,
0.18%, 9/1/09	$1,572	$1,572
U.S. Treasury Bill,
0.40%, 11/19/09(5)	125	125

Total Short-Term Investments (Cost $1,697)		1,697

Total Investments - 141.2% (Cost $84,818)		74,563

Liabilities less Other Assets - (41.2)%		(21,747)

NET ASSETS - 100.0%		$52,816

(1)	Restricted security that has been deemed illiquid.
(2)	Security has been deemed worthless by the NTGI Valuation Committee.
(3)	Investment in affiliated portfolio.
(4)	Investment relates to cash collateral received from portfolio securities loaned.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

Federal Tax Information:

At August 31,2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$84,818

Gross tax appreciation of investments	$3,875
Gross tax depreciation of investments	(14,130)

Net tax depreciation of investments	$(10,255)

At August 31, 2009, the Small Company Index Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (000S)
E-Mini Russell 2000	11	629	Long	9/09	$81

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Small Company Index Portfolio’s investments and other financial instruments, which are carried at fair value, as of August 31, 2009:

	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stock	$51,436	(1)	$—	$—	$51,436
Investment Companies	21,430		—		21,430
Short-Term Investments	—		1,697	—	1,697

Total Investments	$72,866		$1,697	$—	$74,563

Other Financial Instruments*	$81		$—	$—	$—

(1)	Classifications as defined in the Schedule of Investments.
*	Other financial instruments include futures and forwards, if applicable.

EQUITY PORTFOLIOS    26    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MID CAP GROWTH PORTFOLIO	AUGUST 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%
Aerospace/Defense - 2.0%
Elbit Systems Ltd.†	274	$18
Goodrich Corp.†	772	43

		61

Auto Manufacturers - 0.9%
Navistar International Corp.*	645	28

Auto Parts & Equipment - 0.8%
Goodyear Tire & Rubber (The) Co.*	1,565	26

Banks - 5.2%
Capital One Financial Corp.	1,293	48
City National Corp. of California†	905	36
Credicorp Ltd.	513	37
State Street Corp.	753	39

		160

Beverages - 2.2%
Central European Distribution Corp.*†	994	32
Hansen Natural Corp.*†	1,111	36

		68

Biotechnology - 4.0%
Alexion Pharmaceuticals, Inc.*†	706	32
Charles River Laboratories International, Inc.*†	870	30
Life Technologies Corp.*†	1,370	61

		123

Chemicals - 1.2%
FMC Corp.	799	38

Coal - 0.4%
Massey Energy Co.†	432	12

Commercial Services - 6.0%
Aaron’s, Inc.†	1,092	29
Apollo Group, Inc., Class A*	331	21
FTI Consulting, Inc.*†	671	29
ITT Educational Services, Inc.*†	578	61
Monster Worldwide, Inc.*†	2,748	45

		185

Computers - 6.2%
Brocade Communications Systems, Inc.*†	5,097	37
Micros Systems, Inc.*	715	20
NetApp, Inc.*	1,643	37
Perot Systems Corp., Class A*	1,911	32
Riverbed Technology, Inc.*†	1,233	24
Western Digital Corp.*	1,236	42

		192

Distribution/Wholesale - 1.5%
LKQ Corp.*	2,701	47

Diversified Financial Services - 4.2%
IntercontinentalExchange, Inc.*	322	30
Lazard Ltd., Class A	1,294	51
Stifel Financial Corp.*	874	49

		130

Electrical Components & Equipment - 1.2%
General Cable Corp.*†	496	17
GrafTech International Ltd.*†	1,460	21

		38

Electronics - 2.4%
Amphenol Corp., Class A	747	26
Jabil Circuit, Inc.	4,312	47

		73

Engineering & Construction - 1.2%
Fluor Corp.†	669	35

Entertainment - 1.5%
Bally Technologies, Inc.*†	1,120	45

Food - 2.2%
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Class A ADR†	511	25
TreeHouse Foods, Inc.*†	1,198	44

		69

Healthcare - Products - 4.3%
Henry Schein, Inc.*†	610	32
Inverness Medical Innovations, Inc.*†	1,111	40
NuVasive, Inc.*†	641	26
ResMed, Inc.*	747	34

		132

Healthcare - Services - 2.7%
LifePoint Hospitals, Inc.*†	1,110	28
Mednax, Inc.*	475	25
Quest Diagnostics, Inc.	564	30

		83

Internet - 3.2%
AsiaInfo Holdings, Inc.*†	2,431	42
McAfee, Inc.*	728	29

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

MID CAP GROWTH PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Internet - 3.2% continued
Netease.com*†	691	$29

		100

Leisure Time - 0.7%
Royal Caribbean Cruises Ltd.	1,115	21

Lodging - 2.0%
Ameristar Casinos, Inc.†	1,583	26
Marriott International, Inc. of Delaware, Class A†	1,500	36

		62

Machinery - Construction & Mining - 0.7%
Joy Global, Inc.†	589	23

Machinery - Diversified - 0.6%
Flowserve Corp.	216	19

Media - 1.3%
Discovery Communications, Inc., Class A*†	1,591	41

Mining - 0.7%
Teck Resources Ltd., Class B*	881	21

Miscellaneous Manufacturing - 1.1%
Hexcel Corp.*†	3,235	35

Oil & Gas - 0.9%
Noble Energy, Inc.	465	28

Oil & Gas Services - 3.0%
Cameron International Corp.*	1,005	36
Oceaneering International, Inc.*	620	32
Oil States International, Inc.*	777	23

		91

Packaging & Containers - 1.8%
Rock-Tenn Co., Class A†	1,078	55

Pharmaceuticals - 2.8%
Express Scripts, Inc.*	662	48
Mylan, Inc.*†	2,659	39

		87

Retail - 9.3%
Advance Auto Parts, Inc.	762	32
Cheesecake Factory (The), Inc.*†	1,595	30
Dollar Tree, Inc.*	643	32
Guess?, Inc.†	1,451	51
Nordstrom, Inc.†	1,640	46
Ross Stores, Inc.†	627	29
Williams-Sonoma, Inc.	1,565	30
World Fuel Services Corp.†	872	39

		289

Semiconductors - 7.1%
Fairchild Semiconductor International, Inc.*†	3,090	31
Marvell Technology Group Ltd.*†	2,818	43
ON Semiconductor Corp.*†	7,819	63
Silicon Laboratories, Inc.*†	571	26
Skyworks Solutions, Inc.*†	2,541	30
Teradyne, Inc.*†	3,341	27

		220

Software - 4.2%
Longtop Financial Technologies Ltd.*†	1,078	27
Quality Systems, Inc.†	932	50
Red Hat, Inc.*†	1,294	30
Sybase, Inc.*†	641	22

		129

Telecommunications - 3.4%
CommScope, Inc.*†	1,485	40
Millicom International Cellular S.A.*†	500	35
Starent Networks Corp.*†	1,447	30

		105

Toys, Games & Hobbies - 0.9%
Marvel Entertainment, Inc.*†	583	28

Transportation - 3.8%
Con-way, Inc.	1,090	45
CSX Corp.†	1,039	44
Hunt (J.B.) Transport Services, Inc.†	1,022	29

		118

Total Common Stocks (Cost $2,549)		3,017

INVESTMENT COMPANIES - 49.8%
Northern Institutional Funds - Liquid Assets Portfolio (1) (2)	1,540,685	1,541

Total Investment Companies (Cost $1,541)		1,541

EQUITY PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT- TERM INVESTMENTS - 4.5%
Societe Generale, Grand Cayman, Eurodollar Time Deposit,
0.18%, 9/1/09	$140	$140

Total Short-Term Investments (Cost $140)		140

Total Investments - 151.9% (Cost $4,230)		4,698

Liabilities less Other Assets - (51.9)%		(1,605)

NET ASSETS - 100.0%		$3,093

(1)	Investment in affiliated portfolio.
(2)	Investment relates to cash collateral received from portfolio securities loaned.
*	Non-Income Producing Security
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

Federal Tax Information:

At August 31,2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$4,230

Gross tax appreciation of investments	$491
Gross tax depreciation of investments	(23)

Net tax appreciation of investments	$468

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Mid Cap Growth Portfolio’s investments and other financial instruments, which are carried at fair value, as of August 31, 2009:

	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stock	$3,017	(1)	$—	$—	$3,017
Investment Companies	1,541		—		1,541
Short-Term Investments	—		140	—	140

Total Investments	$4,558		$140	$—	$4,698

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

FOCUSED GROWTH PORTFOLIO	AUGUST 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%
Aerospace/Defense - 3.8%
Boeing (The) Co.	14,000	$695
Rockwell Collins, Inc.	15,000	691
United Technologies Corp.	12,600	748

		2,134

Apparel - 1.9%
NIKE, Inc., Class B†	18,900	1,047

Auto Parts & Equipment - 0.3%
Johnson Controls, Inc.†	7,425	184

Banks - 2.4%
Goldman Sachs Group (The), Inc.	3,800	629
JPMorgan Chase & Co.	16,000	695

		1,324

Beverages - 2.2%
PepsiCo, Inc.	21,900	1,241

Biotechnology - 5.2%
Amgen, Inc.*	10,850	648
Celgene Corp.*	9,905	517
Genzyme Corp.*	11,100	618
Gilead Sciences, Inc.*	24,425	1,101

		2,884

Chemicals - 5.3%
Air Products & Chemicals, Inc.	9,100	683
Ecolab, Inc.	14,200	600
Monsanto Co.	10,000	839
Mosaic (The) Co.	16,800	814

		2,936

Commercial Services - 5.1%
Apollo Group, Inc., Class A*	6,800	441
Mastercard, Inc., Class A†	6,420	1,301
SAIC, Inc.*	32,000	592
Western Union (The) Co.	29,800	537

		2,871

Computers - 12.4%
Accenture Ltd., Class A	19,400	640
Apple, Inc.*	14,710	2,474
Cognizant Technology Solutions Corp., Class A*	5,670	198
Hewlett-Packard Co.	20,500	920
International Business Machines Corp.	14,695	1,735
Research In Motion Ltd.*	13,375	977

		6,944

Cosmetics/Personal Care - 2.7%
Avon Products, Inc.	22,300	711
Procter & Gamble (The) Co.	15,100	817

		1,528

Diversified Financial Services - 4.2%
BlackRock, Inc.†	4,700	938
Charles Schwab (The) Corp.	45,400	820
CME Group, Inc.	2,100	611

		2,369

Electric - 1.2%
FPL Group, Inc.	12,400	697

Energy - Alternate Sources - 0.8%
First Solar, Inc.*†	3,600	438

Engineering & Construction - 1.1%
Jacobs Engineering Group, Inc.*	13,900	611

Food - 0.8%
Sysco Corp.	17,500	446

Healthcare - Products - 6.4%
Alcon, Inc.	6,100	790
Baxter International, Inc.	9,800	558
Covidien PLC	17,700	700
Intuitive Surgical, Inc.*†	850	189
Johnson & Johnson	15,300	925
Stryker Corp.†	10,450	433

		3,595

Healthcare - Services - 1.0%
UnitedHealth Group, Inc.	19,800	554

Internet - 5.1%
Amazon.com, Inc.*	9,600	779
Google, Inc., Class A*	4,550	2,101

		2,880

Iron/Steel - 1.2%
ArcelorMittal†	18,500	659

Media - 1.7%
Walt Disney (The) Co.	36,100	940

Mining - 3.0%
BHP Billiton Ltd. ADR†	14,400	897
Freeport-McMoRan Copper & Gold, Inc.	12,600	794

		1,691

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

FOCUSED GROWTH PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Miscellaneous Manufacturing - 1.5%
Danaher Corp.	13,500	$820

Oil & Gas - 4.2%
Apache Corp.	10,800	917
Talisman Energy, Inc.†	37,200	597
Transocean Ltd.*	10,700	812

		2,326

Oil & Gas Services - 3.4%
National-Oilwell Varco, Inc.*	20,600	749
Schlumberger Ltd.	20,400	1,146

		1,895

Pharmaceuticals - 2.6%
Abbott Laboratories	17,150	776
Teva Pharmaceutical Industries Ltd. ADR†	13,495	695

		1,471

Retail - 5.5%
Costco Wholesale Corp.†	15,400	785
CVS Caremark Corp.	7,600	285
McDonald’s Corp.	20,100	1,131
Wal-Mart Stores, Inc.	17,260	878

		3,079

Software - 8.9%
Activision Blizzard, Inc.*	36,125	419
Adobe Systems, Inc.*†	31,900	1,002
Cerner Corp.*†	9,000	555
Microsoft Corp.	59,170	1,459
Oracle Corp.	71,030	1,554

		4,989

Telecommunications - 4.1%
Cisco Systems, Inc.*	81,495	1,760
QUALCOMM, Inc.	11,900	553

		2,313

Total Common Stocks (Cost $52,353)		54,866

INVESTMENT COMPANIES - 14.2%
Northern Institutional Funds - Liquid Assets Portfolio (1) (2)	7,919,286	7,919

Total Investment Companies (Cost $7,919)		7,919

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT- TERM INVESTMENTS - 3.4%
Societe Generale, Grand Cayman, Eurodollar Time Deposit,
0.18%, 9/1/09	$1,915	$1,915

Total Short-Term Investments (Cost $1,915)		1,915

Total Investments - 115.6% (Cost $62,187)		64,700

Liabilities less Other Assets - (15.6)%		(8,726)

NET ASSETS - 100.0%		$55,974

(1)	Investment in affiliated portfolio.
(2)	Investment relates to cash collateral received from portfolio securities loaned.
*	Non-Income Producing Security
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

Federal Tax Information:

At August 31, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$54,268

Gross tax appreciation of investments	$3,211
Gross tax depreciation of investments	(698)

Net tax appreciation of investments	$2,513

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

EQUITY PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2009 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Focused Growth Portfolio’s investments and other financial instruments, which are carried at fair value, as of August 31, 2009:

	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$54,866	(1)	$—	$—	$54,866
Investment Companies	7,919		—	—	7,919
Short-Term Investments	—		1,915	—	1,915

Total Investments	$62,785		$1,915	$—	$64,700

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED GROWTH PORTFOLIO	AUGUST 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2%
Aerospace/Defense - 2.9%
L-3 Communications Holdings, Inc.	1,284	$95
Lockheed Martin Corp.	837	63
Raytheon Co.	2,031	96
Rolls-Royce Group PLC ADR	3,267	121

		375

Apparel - 1.7%
Coach, Inc.	5,556	157
NIKE, Inc., Class B†	1,161	65

		222

Banks - 11.3%
Bank of America Corp.	16,594	292
Citigroup, Inc.(1) †	22,413	112
Goldman Sachs Group (The), Inc.	1,205	199
JPMorgan Chase & Co.	5,287	230
Morgan Stanley	5,136	149
State Street Corp.	3,097	162
SunTrust Banks, Inc.(1)	4,988	117
Wells Fargo & Co.	7,707	212

		1,473

Beverages - 2.1%
Dr Pepper Snapple Group, Inc.*	4,283	113
Pepsi Bottling Group, Inc.	4,357	156

		269

Biotechnology - 1.6%
Amgen, Inc.*	2,280	136
Biogen Idec, Inc.(1) *	1,333	67

		203

Chemicals - 0.9%
Dow Chemical (The) Co.(1)	5,252	112

Computers - 7.3%
Accenture Ltd., Class A	1,940	64
Dell, Inc.*	10,261	162
Hewlett-Packard Co.	5,710	256
International Business Machines Corp.†	3,278	387
Micros Systems, Inc.*†	2,926	82

		951

Cosmetics/Personal Care - 0.9%
Procter & Gamble (The) Co.	2,234	121

Diversified Financial Services - 0.9%
Lazard Ltd., Class A	3,199	124

Electric - 3.0%
Entergy Corp.	1,329	105
FPL Group, Inc.†	2,269	127
NRG Energy, Inc.*†	5,992	161

		393

Environmental Control - 0.5%
Waste Management, Inc.†	2,067	62

Food - 3.9%
General Mills, Inc.	2,060	123
Kroger (The) Co.	8,394	181
Sysco Corp.	2,937	75
Unilever PLC ADR†	4,765	131

		510

Healthcare - Products - 3.4%
Covidien PLC	4,717	186
Johnson & Johnson	4,216	255

		441

Healthcare - Services - 2.9%
CIGNA Corp.†	4,948	146
Quest Diagnostics, Inc.†	1,756	95
Tenet Healthcare Corp.*†	29,048	135

		376

Home Builders - 1.6%
Pulte Homes, Inc.(1) †	16,068	205

Insurance - 3.3%
Conseco, Inc.*†	21,764	93
MetLife, Inc.	2,730	103
Prudential Financial, Inc.(1)	1,759	89
Unum Group†	6,698	151

		436

Iron/Steel - 0.8%
United States Steel Corp.(1) †	2,347	103

Machinery - Construction & Mining - 0.8%
Joy Global, Inc.	2,841	110

Machinery - Diversified - 0.5%
Cummins, Inc.†	1,504	68

Media - 1.6%
Time Warner, Inc.†	5,040	140
Walt Disney (The) Co.	2,678	70

		210

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED GROWTH PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2% continued
Metal Fabrication/Hardware - 1.1%
Precision Castparts Corp.	1,616	$148

Mining - 1.4%
Southern Copper Corp.†	3,570	101
Vale S.A. ADR†	4,565	88

		189

Miscellaneous Manufacturing - 2.7%
Dover Corp.	2,626	91
General Electric Co.(1)	11,756	163
Parker Hannifin Corp.	1,942	95

		349

Oil & Gas - 12.1%
Chevron Corp.	4,340	304
ENSCO International, Inc.†	3,239	119
Exxon Mobil Corp.	5,727	396
Noble Corp.(1)	3,804	133
Occidental Petroleum Corp.	3,538	259
Petroleo Brasileiro S.A. ADR (1) †	3,627	144
Talisman Energy, Inc.†	7,880	127
Valero Energy Corp.	5,356	100

		1,582

Pharmaceuticals - 5.5%
Cephalon, Inc.*†	2,096	119
Forest Laboratories, Inc.*	4,710	138
Schering-Plough Corp.	12,361	349
Teva Pharmaceutical Industries Ltd. ADR†	2,254	116

		722

Real Estate Investment Trusts - 0.8%
Annaly Capital Management, Inc.	6,258	109

Retail - 8.3%
Aeropostale, Inc.*†	1,298	51
Best Buy Co., Inc.	2,172	79
Gap (The), Inc.	8,688	171
McDonald’s Corp.	2,678	150
Nordstrom, Inc.(1) †	4,315	121
TJX Cos., Inc.†	4,760	171
Wal-Mart Stores, Inc.	6,692	340

		1,083

Semiconductors - 4.6%
ASML Holding NV (New York Shares)†	5,610	154
Intel Corp.	10,724	218
ON Semiconductor Corp.*†	13,889	112
Texas Instruments, Inc.	4,794	118

		602

Software - 5.2%
BMC Software, Inc.*†	2,812	100
CA, Inc.	7,634	170
Microsoft Corp.	13,749	339
Oracle Corp.	3,514	77

		686

Telecommunications - 4.9%
AT&T, Inc.	4,954	129
Cisco Systems, Inc.*	7,282	157
Nokia OYJ ADR†	6,254	88
Qwest Communications International, Inc.†	31,266	112
Verizon Communications, Inc.	4,861	151

		637

Transportation - 0.7%
Kansas City Southern*†	3,739	89

Total Common Stocks (Cost $10,028)		12,960

INVESTMENT COMPANIES - 29.6%
Northern Institutional Funds - Liquid Assets Portfolio (2) (3)	3,863,893	3,864

Total Investment Companies (Cost $3,864)		3,864

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.6%
Societe Generale, Grand Cayman, Eurodollar Time Deposit,
0.18%, 9/1/09	$79	$79

Total Short-Term Investments (Cost $79)		79

EQUITY PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2009 (UNAUDITED)

Total Investments - 129.4% (Cost $13,971)	16,903

Liabilities less Other Assets - (29.4)%	(3,843)

NET ASSETS - 100.0%	$13,060

(1)	A portion of the security is held to cover open written option contracts.
(2)	Investment in affiliated portfolio.
(3)	Investment relates to cash collateral received from portfolio securities loaned.
*	Non-Income Producing Security
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At August 31, 2009, the Diversified Growth Portfolio had open purchase call options as follows:

TYPE	NUMBER OF CONTRACTS	UNREALIZED GAIN (LOSS) (000S)
Lehman Brothers Holdings, Inc.
Exp. Date 01/16/10, Strike Price $22.50	118	$(64)
Lehman Brothers Holdings, Inc.
Exp. Date 01/16/10, Strike Price $20.00	75	(28)

Total Call Options Contracts (Premiums Received $92)		$(92)

At August 31, 2009, the Diversified Growth Portfolio had open written call options as follows:

TYPE	NUMBER OF CONTRACTS	UNREALIZED GAIN (LOSS) (000S)
United States Steel Corp.
Exp. Date 09/19/09, Strike Price $50.00	(7)	$—
Pulte Homes, Inc.
Exp. Date 09/19/09, Strike Price $14.00	(21)	—
General Electric Co.
Exp. Date 09/19/09, Strike Price $15.00	(14)	—
Citigroup, Inc.
Exp. Date 09/19/09, Strike Price $6.00	(38)	—
Nordstrom, Inc.
Exp. Date 09/19/09, Strike Price $31.00	(5)	—
Petroleo Brasileiro S.A. ADR,
Exp. Date 09/19/09, Strike Price $47.00	(3)	—
Noble Corp.
Exp. Date 09/19/09, Strike Price $39.00	(5)	—
Biogen Idec, Inc.
Exp. Date 09/19/09, Strike Price $55.00	(2)	—
Dow Chemical (The) Co.
Exp. Date 09/19/09, Strike Price $24.00	(6)	—
SunTrust Banks, Inc.
Exp. Date 09/19/09, Strike Price $26.00	(8)	—
Prudential Financial, Inc.
Exp. Date 09/19/09, Strike Price $55.00	(3)	—
SunTrust Banks,
Exp. Date 09/19/09, Strike Price $25.00	(6)	—

Total Written Option Contracts (Premiums Received $2)		$—

Federal Tax Information:

At August 31,2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$10,197

Gross tax appreciation of investments	$2,986
Gross tax depreciation of investments	(145)

Net tax appreciation of investments	$2,841

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Diversified Growth Portfolio’s investments and other financial instruments, which are carried at fair value, as of August 31, 2009:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$12,960	(1)	$—	$—	$12,960
Investment Companies	3,864		—	—	3,864
Short-Term Investments	—		79	0	79

Total Investments	$16,824		$79	$—	$16,903

Other Financial Instruments*	$(92)		$—	$—	$(92)

(1)	Classifications as defined in the Schedule of Investments.
*	Other financial instruments include futures, options and forwards, if applicable.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO	AUGUST 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%
Advertising - 0.2%
Interpublic Group of Cos. (The), Inc.*	21,553	$136
Omnicom Group, Inc.	12,887	468

		604

Aerospace/Defense - 2.2%
Boeing (The) Co.	32,265	1,603
General Dynamics Corp.	16,101	953
Goodrich Corp.	5,233	289
L-3 Communications Holdings, Inc.	4,965	369
Lockheed Martin Corp.	14,731	1,105
Northrop Grumman Corp.	13,506	659
Raytheon Co.	17,132	808
Rockwell Collins, Inc.	6,542	301
United Technologies Corp.	41,578	2,468

		8,555

Agriculture - 1.8%
Altria Group, Inc.	89,067	1,628
Archer-Daniels-Midland Co.	27,444	791
Lorillard, Inc.†	6,937	505
Philip Morris International, Inc.	86,205	3,941
Reynolds American, Inc.	6,987	319

		7,184

Airlines - 0.1%
Southwest Airlines Co.	31,065	254

Apparel - 0.4%
Coach, Inc.	13,505	382
NIKE, Inc., Class B†	17,266	956
Polo Ralph Lauren Corp.	2,450	163
VF Corp.	3,712	258

		1,759

Auto Manufacturers - 0.4%
Ford Motor Co.*†	142,092	1,080
PACCAR, Inc.†	16,012	579

		1,659

Auto Parts & Equipment - 0.2%
Goodyear Tire & Rubber (The) Co.*	9,506	157
Johnson Controls, Inc.†	26,977	668

		825

Banks - 9.4%
Bank of America Corp.	374,843	6,593
Bank of New York Mellon (The) Corp.	52,812	1,564
BB&T Corp.†	29,451	823
Capital One Financial Corp.	20,330	758
Citigroup, Inc.†	491,942	2,460
Comerica, Inc.	6,492	173
Fifth Third Bancorp	30,598	335
First Horizon National Corp.*	7,264	97
First Horizon National Corp. - Fractional Shares*	256,123	—
Goldman Sachs Group (The), Inc.	22,092	3,655
Huntington Bancshares, Inc.†	20,937	95
JPMorgan Chase & Co.	170,215	7,398
KeyCorp	37,459	249
M&T Bank Corp.†	3,267	202
Marshall & Ilsley Corp.	14,960	107
Morgan Stanley	59,505	1,723
Northern Trust Corp.(1)	9,941	581
PNC Financial Services Group, Inc.†	20,585	877
Regions Financial Corp.	46,603	273
State Street Corp.	21,836	1,146
SunTrust Banks, Inc.	19,760	462
U.S. Bancorp	83,877	1,897
Wells Fargo & Co.	202,931	5,585
Zions Bancorporation†	4,788	85

		37,138

Beverages - 2.4%
Brown-Forman Corp., Class B	4,121	184
Coca-Cola (The) Co.	87,273	4,256
Coca-Cola Enterprises, Inc.	12,264	248
Constellation Brands, Inc., Class A*†	8,088	119
Dr Pepper Snapple Group, Inc.*	10,923	289
Molson Coors Brewing Co., Class B	6,219	295
Pepsi Bottling Group, Inc.	5,789	207
PepsiCo, Inc.	68,199	3,865

		9,463

Biotechnology - 1.8%
Amgen, Inc.*	44,735	2,672
Biogen Idec, Inc.*	12,121	609
Celgene Corp.*	19,970	1,042
Genzyme Corp.*	11,242	626
Gilead Sciences, Inc.*	40,139	1,809
Life Technologies Corp.*	7,280	324
Millipore Corp.*	2,428	161

		7,243

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Building Materials - 0.1%
Masco Corp.†	15,607	$226

Chemicals - 2.0%
Air Products & Chemicals, Inc.	8,645	649
CF Industries Holdings, Inc.	2,060	168
Dow Chemical (The) Co.	49,612	1,056
du Pont (E.I.) de Nemours & Co.	40,656	1,298
Eastman Chemical Co.	3,359	175
Ecolab, Inc.	6,915	292
FMC Corp.	3,200	153
International Flavors & Fragrances, Inc.	3,296	117
Monsanto Co.	24,126	2,024
PPG Industries, Inc.	6,875	381
Praxair, Inc.	12,765	978
Sherwin-Williams (The) Co.	4,180	252
Sigma-Aldrich Corp.†	5,168	263

		7,806

Coal - 0.2%
Consol Energy, Inc.	7,759	290
Massey Energy Co.	3,573	97
Peabody Energy Corp.	11,044	361

		748

Commercial Services - 1.2%
Apollo Group, Inc., Class A*	4,763	309
Automatic Data Processing, Inc.†	22,991	882
Convergys Corp.*	5,253	57
DeVry, Inc.	2,654	136
Donnelley (R.R.) & Sons Co.	8,878	158
Equifax, Inc.†	5,467	151
H&R Block, Inc.	13,820	239
Iron Mountain, Inc.*	7,759	227
Mastercard, Inc., Class A	3,273	663
Monster Worldwide, Inc.*†	5,908	96
Moody’s Corp.†	8,026	219
Paychex, Inc.†	13,311	376
Quanta Services, Inc.*	8,371	185
Robert Half International, Inc.†	6,786	178
Total System Services, Inc.†	7,438	113
Washington Post (The), Co., Class B	204	89
Western Union (The) Co.	29,647	535

		4,613

Computers - 5.8%
Affiliated Computer Services, Inc., Class A*	4,186	187
Apple, Inc.*	38,902	6,544
Cognizant Technology Solutions Corp., Class A*	13,748	479
Computer Sciences Corp.*	6,296	308
Dell, Inc.*	73,263	1,160
EMC Corp. of Massachusetts*	84,865	1,349
Hewlett-Packard Co.	104,636	4,697
International Business Machines Corp.	57,688	6,810
Lexmark International, Inc., Class A*†	3,283	62
NetApp, Inc.*	14,165	322
SanDisk Corp.*	10,004	177
Sun Microsystems, Inc.*	31,525	293
Teradata Corp.*	7,239	195
Western Digital Corp.*	9,596	329

		22,912

Cosmetics/Personal Care - 2.3%
Avon Products, Inc.	17,654	562
Colgate-Palmolive Co.	22,268	1,619
Estee Lauder Cos. (The), Inc., Class A	4,900	176
Procter & Gamble (The) Co.	127,402	6,894

		9,251

Distribution/Wholesale - 0.2%
Fastenal Co.†	5,513	200
Genuine Parts Co.	6,782	251
Grainger (W.W.), Inc.†	2,685	235

		686

Diversified Financial Services - 1.7%
American Express Co.	52,329	1,770
Ameriprise Financial, Inc.	10,841	325
Charles Schwab (The) Corp.	39,035	705
CME Group, Inc.	2,939	855
Discover Financial Services	20,484	282
E*TRADE Financial Corp.*†	48,368	85
Federated Investors, Inc., Class B†	3,687	97
Franklin Resources, Inc.	6,283	586
IntercontinentalExchange, Inc.*	2,970	279
Invesco Ltd.	16,664	346
Janus Capital Group, Inc.†	7,153	91
Legg Mason, Inc.†	6,228	179
Nasdaq OMX Group (The), Inc.*	5,921	130
NYSE Euronext	11,230	318
Price (T. Rowe) Group, Inc.†	10,726	486

EQUITY PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Diversified Financial Services - 1.7% continued
SLM Corp.*	20,911	$186

		6,720

Electric - 3.4%
AES (The) Corp.*	28,725	393
Allegheny Energy, Inc.	7,233	191
Ameren Corp.†	8,741	236
American Electric Power Co., Inc.	22,365	703
CMS Energy Corp.†	9,391	126
Consolidated Edison, Inc.†	11,557	465
Constellation Energy Group, Inc.	7,678	243
Dominion Resources, Inc.	24,028	795
DTE Energy Co.†	6,920	241
Duke Energy Corp.	56,102	869
Dynegy, Inc., Class A*	18,483	35
Edison International	13,449	449
Entergy Corp.	9,117	720
Exelon Corp.	29,447	1,473
FirstEnergy Corp.	14,353	648
FPL Group, Inc.†	18,590	1,044
Integrys Energy Group, Inc.†	3,267	112
Northeast Utilities	6,431	153
Pepco Holdings, Inc.†	8,984	129
PG&E Corp.	16,672	677
Pinnacle West Capital Corp.†	4,176	137
PPL Corp.†	15,549	457
Progress Energy, Inc.†	11,494	454
Public Service Enterprise Group, Inc.	20,906	662
SCANA Corp.	4,870	169
Southern Co.	35,377	1,104
TECO Energy, Inc.	8,808	117
Wisconsin Energy Corp.†	5,002	227
Xcel Energy, Inc.†	18,609	368

		13,397

Electrical Components & Equipment - 0.3%
Emerson Electric Co.	33,089	1,220
Molex, Inc.†	5,856	107

		1,327

Electronics - 0.5%
Agilent Technologies, Inc.*	14,478	372
Amphenol Corp., Class A	7,228	253
FLIR Systems, Inc.*	6,023	138
Jabil Circuit, Inc.†	10,209	112
PerkinElmer, Inc.†	5,104	93
Thermo Fisher Scientific, Inc.*	18,005	814
Waters Corp.*†	4,265	214

		1,996

Engineering & Construction - 0.2%
Fluor Corp.	8,295	439
Jacobs Engineering Group, Inc.*	5,040	221

		660

Entertainment - 0.1%
International Game Technology	13,108	274

Environmental Control - 0.3%
Republic Services, Inc.†	13,308	341
Stericycle, Inc.*	3,675	182
Waste Management, Inc.	21,545	645

		1,168

Food - 1.9%
Campbell Soup Co.	8,552	268
ConAgra Foods, Inc.	18,509	380
Dean Foods Co.*	7,525	137
General Mills, Inc.	15,082	901
Heinz (H.J.) Co.	12,971	499
Hershey (The) Co.	6,964	273
Hormel Foods Corp.†	2,961	109
JM Smucker (The) Co.	4,916	257
Kellogg Co.	10,395	490
Kraft Foods, Inc., Class A	65,385	1,854
Kroger (The) Co.	28,739	620
McCormick & Co., Inc.†	5,403	176
Safeway, Inc.	17,776	339
Sara Lee Corp.	29,841	289
SUPERVALU, Inc.	9,025	130
Sysco Corp.	24,834	633
Tyson Foods, Inc., Class A	11,740	141
Whole Foods Market, Inc.*†	5,828	169

		7,665

Forest Products & Paper - 0.3%
International Paper Co.	19,138	439
MeadWestvaco Corp.†	7,380	162
Plum Creek Timber Co., Inc.†	7,135	216
Weyerhaeuser Co.	9,054	339

		1,156

Gas - 0.2%
Centerpoint Energy, Inc.	14,963	186

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Gas - 0.2% continued
Nicor, Inc.	1,891	$68
NiSource, Inc.	11,330	150
Sempra Energy	10,075	505

		909

Hand/Machine Tools - 0.1%
Black & Decker Corp.	2,603	115
Snap-On, Inc.	2,474	92
Stanley Works (The)	3,336	137

		344

Healthcare - Products - 3.8%
Bard (C.R.), Inc.	4,140	334
Baxter International, Inc.	27,112	1,543
Becton, Dickinson & Co.	10,048	699
Boston Scientific Corp.*	62,608	736
DENTSPLY International, Inc.†	6,431	217
Hospira, Inc.*	6,607	258
Intuitive Surgical, Inc.*†	1,633	364
Johnson & Johnson	120,330	7,273
Medtronic, Inc.	49,623	1,900
Patterson Cos., Inc.*†	3,879	106
St. Jude Medical, Inc.*	14,441	556
Stryker Corp.	10,245	425
Varian Medical Systems, Inc.*†	5,411	233
Zimmer Holdings, Inc.*	9,307	441

		15,085

Healthcare - Services - 1.2%
Aetna, Inc.	19,122	545
CIGNA Corp.	11,361	334
Coventry Health Care, Inc.*	6,508	142
DaVita, Inc.*	4,272	221
Humana, Inc.*	7,238	259
Laboratory Corp. of America Holdings*	4,487	313
Quest Diagnostics, Inc.	6,548	353
Tenet Healthcare Corp.*†	17,894	83
UnitedHealth Group, Inc.	52,806	1,479
WellPoint, Inc.*	21,363	1,129

		4,858

Holding Companies - Diversified - 0.0%
Leucadia National Corp.*†	7,759	193

Home Builders - 0.1%
D.R. Horton, Inc.	11,740	157
KB Home†	3,704	68
Lennar Corp., Class A†	6,534	99
Pulte Homes, Inc.†	14,922	191

		515

Home Furnishings - 0.1%
Harman International Industries, Inc.†	2,450	73
Whirlpool Corp.†	3,297	212

		285

Household Products/Wares - 0.4%
Avery Dennison Corp.†	4,531	140
Clorox Co.†	5,936	351
Fortune Brands, Inc.	6,334	252
Kimberly-Clark Corp.	17,117	1,035

		1,778

Housewares - 0.0%
Newell Rubbermaid, Inc.	11,700	163

Insurance - 2.7%
Aflac, Inc.	20,807	845
Allstate (The) Corp.	22,531	662
American International Group, Inc.*†	5,739	260
AON Corp.	11,510	481
Assurant, Inc.	4,083	122
Chubb Corp.	15,750	778
Cincinnati Financial Corp.	6,973	179
Genworth Financial, Inc., Class A	19,601	207
Hartford Financial Services Group, Inc.	16,628	394
Lincoln National Corp.	11,636	294
Loews Corp.	14,985	512
Marsh & McLennan Cos., Inc.	21,313	502
MBIA, Inc.*†	9,866	66
MetLife, Inc.	36,432	1,376
Principal Financial Group, Inc.	13,180	374
Progressive (The) Corp.*	27,917	461
Prudential Financial, Inc.	20,451	1,034
Torchmark Corp.†	3,771	161
Travelers Cos. (The), Inc.	26,418	1,332
Unum Group	13,719	309
XL Capital Ltd., Class A	13,000	226

		10,575

Internet - 2.3%
Akamai Technologies, Inc.*†	6,991	123
Amazon.com, Inc.*	14,026	1,139
eBay, Inc.*	45,222	1,001

EQUITY PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Internet - 2.3% continued
Expedia, Inc.*†	9,349	$215
Google, Inc., Class A*	10,451	4,825
McAfee, Inc.*	6,355	253
Symantec Corp.*	36,632	554
VeriSign, Inc.*†	8,057	171
Yahoo!, Inc.*	58,867	860

		9,141

Iron/Steel - 0.3%
AK Steel Holding Corp.†	4,798	97
Allegheny Technologies, Inc.†	4,265	129
Nucor Corp.	13,150	586
United States Steel Corp.†	6,779	297

		1,109

Leisure Time - 0.2%
Carnival Corp.	20,156	590
Harley-Davidson, Inc.†	10,238	245

		835

Lodging - 0.2%
Marriott International, Inc., Class A†	12,547	300
Starwood Hotels & Resorts Worldwide, Inc.†	8,280	246
Wyndham Worldwide Corp.	8,623	131
Wynn Resorts Ltd.*†	2,845	154

		831

Machinery - Construction & Mining - 0.3%
Caterpillar, Inc.†	26,165	1,186

Machinery - Diversified - 0.4%
Cummins, Inc.	8,328	378
Deere & Co.	18,337	800
Flowserve Corp.	2,450	211
Rockwell Automation, Inc.†	5,888	246

		1,635

Media - 2.4%
CBS Corp., Class B†	28,136	291
Comcast Corp., Class A	124,277	1,904
DIRECTV Group (The), Inc.*†	24,269	601
Gannett Co., Inc.†	9,847	85
McGraw-Hill Cos. (The), Inc.	13,606	457
Meredith Corp.†	1,874	52
New York Times (The) Co., Class A†	5,093	39
News Corp., Class A	96,240	1,032
Scripps Networks Interactive, Inc., Class A	3,777	122
Time Warner Cable, Inc.	14,797	546
Time Warner, Inc.†	52,160	1,456
Viacom, Inc., Class B*	25,362	635
Walt Disney (The) Co.	81,939	2,134

		9,354

Metal Fabrication/Hardware - 0.1%
Precision Castparts Corp.	5,782	528

Mining - 0.7%
Alcoa, Inc.†	43,405	523
Freeport-McMoRan Copper & Gold, Inc.	18,276	1,151
Newmont Mining Corp.	21,341	858
Titanium Metals Corp.	4,083	33
Vulcan Materials Co.†	4,690	235

		2,800

Miscellaneous Manufacturing - 3.4%
3M Co.	30,881	2,227
Cooper Industries Ltd., Class A	7,204	232
Danaher Corp.	10,792	655
Dover Corp.	7,747	268
Eastman Kodak Co.†	11,267	60
Eaton Corp.	6,775	366
General Electric Co.	462,238	6,425
Honeywell International, Inc.	33,355	1,226
Illinois Tool Works, Inc.	17,582	735
ITT Corp.	7,524	377
Leggett & Platt, Inc.†	6,550	120
Pall Corp.	5,095	151
Parker Hannifin Corp.	6,687	325
Textron, Inc.†	10,676	164

		13,331

Office/Business Equipment - 0.1%
Pitney Bowes, Inc.	8,917	200
Xerox Corp.	35,868	310

		510

Oil & Gas - 9.6%
Anadarko Petroleum Corp.	21,332	1,128
Apache Corp.	14,308	1,216
Cabot Oil & Gas Corp.	4,186	148
Chesapeake Energy Corp.	25,690	587
Chevron Corp.	87,379	6,111
ConocoPhillips	65,104	2,932
Denbury Resources, Inc.*	10,413	159

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Oil & Gas - 9.6% continued
Devon Energy Corp.	19,944	$1,224
Diamond Offshore Drilling, Inc.†	2,961	265
ENSCO International, Inc.†	5,905	218
EOG Resources, Inc.	10,378	747
EQT Corp.†	5,447	216
Exxon Mobil Corp.	211,732	14,641
Hess Corp.	12,247	620
Marathon Oil Corp.	31,077	959
Murphy Oil Corp.	7,876	449
Nabors Industries Ltd.*†	12,563	222
Noble Energy, Inc.	7,176	434
Occidental Petroleum Corp.	35,772	2,615
Pioneer Natural Resources Co.	5,104	148
Questar Corp.†	7,350	248
Range Resources Corp.	6,390	309
Rowan Cos., Inc.	4,699	97
Southwestern Energy Co.*	14,240	525
Sunoco, Inc.†	5,072	136
Tesoro Corp.†	6,125	86
Valero Energy Corp.	25,530	478
XTO Energy, Inc.	25,752	994

		37,912

Oil & Gas Services - 1.5%
Baker Hughes, Inc.	12,721	438
BJ Services Co.	12,130	195
Cameron International Corp.*	9,050	323
FMC Technologies, Inc.*†	5,309	253
Halliburton Co.	40,475	960
National-Oilwell Varco, Inc.*	18,768	682
Schlumberger Ltd.	52,664	2,960
Smith International, Inc.†	9,276	256

		6,067

Packaging & Containers - 0.2%
Ball Corp.	3,905	189
Bemis Co., Inc.	4,239	113
Owens-Illinois, Inc.*	7,248	246
Pactiv Corp.*	5,475	136
Sealed Air Corp.	6,519	123

		807

Pharmaceuticals - 6.1%
Abbott Laboratories	67,840	3,069
Allergan, Inc.	12,720	711
AmerisourceBergen Corp.	12,869	274
Bristol-Myers Squibb Co.	84,082	1,861
Cardinal Health, Inc.	14,866	514
Cephalon, Inc.*†	2,858	163
Express Scripts, Inc.*	11,514	832
Forest Laboratories, Inc.*	12,510	366
King Pharmaceuticals, Inc.*†	10,220	106
Lilly (Eli) & Co.	42,570	1,424
McKesson Corp.	11,414	649
Medco Health Solutions, Inc.*	20,596	1,137
Merck & Co., Inc.†	92,693	3,006
Mylan, Inc.*†	12,965	190
Pfizer, Inc.	294,870	4,924
Schering-Plough Corp.	70,603	1,990
Watson Pharmaceuticals, Inc.*	4,443	157
Wyeth	58,541	2,801

		24,174

Pipelines - 0.3%
El Paso Corp.	29,991	277
Spectra Energy Corp.	25,783	485
Williams Cos. (The), Inc.	23,994	394

		1,156

Real Estate - 0.0%
CB Richard Ellis Group, Inc., Class A*†	8,489	100

Real Estate Investment Trusts - 1.0%
Apartment Investment & Management Co., Class A†	5,333	65
AvalonBay Communities, Inc.†	3,218	207
Boston Properties, Inc.	6,409	388
Equity Residential	11,635	318
HCP, Inc.†	10,473	298
Health Care REIT, Inc.†	4,492	192
Host Hotels & Resorts, Inc.	25,215	251
Kimco Realty Corp.†	13,067	164
ProLogis	17,594	196
Public Storage†	6,179	436
Simon Property Group, Inc.†	12,839	817
Ventas, Inc.	6,125	240
Vornado Realty Trust†	7,562	435

		4,007

Retail - 6.3%
Abercrombie & Fitch Co., Class A†	3,777	122
AutoNation, Inc.*†	4,605	87
AutoZone, Inc.*	1,551	228

EQUITY PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Retail - 6.3% continued
Bed Bath & Beyond, Inc.*	10,793	$394
Best Buy Co., Inc.	15,489	562
Big Lots, Inc.*	3,371	86
Costco Wholesale Corp.†	18,880	963
CVS Caremark Corp.	64,356	2,415
Darden Restaurants, Inc.†	5,976	197
Family Dollar Stores, Inc.	5,882	178
GameStop Corp., Class A*†	6,840	163
Gap (The), Inc.	19,755	388
Home Depot (The), Inc.	75,339	2,056
Kohl’s Corp.*	12,577	649
Limited Brands, Inc.†	11,245	168
Lowe’s Cos., Inc.	65,883	1,417
Macy’s, Inc.	17,361	269
McDonald’s Corp.	48,710	2,739
Nordstrom, Inc.†	6,596	185
Office Depot, Inc.*	13,025	68
O’Reilly Automotive, Inc.*†	5,615	215
Penney (J.C.) Co., Inc.	9,186	276
RadioShack Corp.†	5,674	86
Sears Holdings Corp.*†	2,405	153
Staples, Inc.†	29,536	638
Starbucks Corp.*†	32,399	615
Target Corp.	33,536	1,576
Tiffany & Co.†	5,052	184
TJX Cos., Inc.	18,943	681
Walgreen Co.	42,364	1,435
Wal-Mart Stores, Inc.	97,777	4,974
Yum! Brands, Inc.	19,196	657

		24,824

Savings & Loans - 0.1%
Hudson City Bancorp, Inc.	21,576	283
People’s United Financial, Inc.	14,905	239

		522

Semiconductors - 2.6%
Advanced Micro Devices, Inc.*†	23,136	101
Altera Corp.†	12,304	236
Analog Devices, Inc.	12,092	342
Applied Materials, Inc.	55,548	732
Broadcom Corp., Class A*	19,686	560
Intel Corp.	245,120	4,981
Kla-Tencor Corp.	7,259	226
Linear Technology Corp.†	9,162	243
LSI Corp.*	28,422	148
MEMC Electronic Materials, Inc.*	9,698	155
Microchip Technology, Inc.†	7,539	200
Micron Technology, Inc.*†	32,443	239
National Semiconductor Corp.	8,110	123
Novellus Systems, Inc.*	4,062	78
Nvidia Corp.*	22,862	332
QLogic Corp.*	5,059	80
Teradyne, Inc.*†	6,999	58
Texas Instruments, Inc.	57,155	1,405
Xilinx, Inc.†	11,312	252

		10,491

Software - 3.9%
Adobe Systems, Inc.*	21,969	690
Autodesk, Inc.*	9,395	220
BMC Software, Inc.*	7,962	284
CA, Inc.	16,649	371
Citrix Systems, Inc.*	7,829	279
Compuware Corp.*	10,221	74
Dun & Bradstreet Corp.	2,348	172
Electronic Arts, Inc.*	13,300	242
Fidelity National Information Services, Inc.†	7,656	188
Fiserv, Inc.*	6,609	319
IMS Health, Inc.	7,756	108
Intuit, Inc.*	13,473	374
Microsoft Corp.	333,931	8,232
Novell, Inc.*	14,338	62
Oracle Corp.	166,343	3,638
Red Hat, Inc.*†	8,195	188
Salesforce.com, Inc.*†	4,492	233

		15,674

Telecommunications - 6.0%
American Tower Corp., Class A*	17,573	556
AT&T, Inc.	257,106	6,698
CenturyTel, Inc.	12,583	405
Ciena Corp.*†	4,201	56
Cisco Systems, Inc.*	250,454	5,410
Corning, Inc.	68,896	1,039
Frontier Communications Corp.†	13,612	97
Harris Corp.	5,104	177
JDS Uniphase Corp.*	11,018	76
Juniper Networks, Inc.*†	22,357	516
MetroPCS Communications, Inc.*†	11,025	88

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Telecommunications - 6.0% continued
Motorola, Inc.	97,881	$703
QUALCOMM, Inc.	72,751	3,377
Qwest Communications International, Inc.†	60,609	217
Sprint Nextel Corp.*	124,305	455
Tellabs, Inc.*	16,519	105
Verizon Communications, Inc.	122,324	3,797
Windstream Corp.	18,220	156

		23,928

Textiles - 0.0%
Cintas Corp.†	5,475	150

Toys, Games & Hobbies - 0.1%
Hasbro, Inc.†	5,177	147
Mattel, Inc.	15,024	270

		417

Transportation - 2.0%
Burlington Northern Santa Fe Corp.	11,761	976
C.H. Robinson Worldwide, Inc.†	6,995	394
CSX Corp.	17,314	736
Expeditors International of Washington, Inc.	8,984	294
FedEx Corp.	13,420	922
Norfolk Southern Corp.	15,308	702
Ryder System, Inc.	2,326	88
Union Pacific Corp.	22,600	1,352
United Parcel Service, Inc., Class B	43,927	2,348

		7,812

Total Common Stocks (Cost $467,371)		389,295

INVESTMENT COMPANIES - 9.5%
Northern Institutional Funds - Liquid Assets Portfolio (2) (3)	37,517,017	37,517

Total Investment Companies (Cost $37,517)		37,517

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 1.7%
Societe Generale, Grand Cayman, Eurodollar Time Deposit,
0.18%, 9/1/09	$5,286	$5,286
U.S. Treasury Bill,
0.21%, 11/19/09(4)	1,470	1,469

Total Short-Term Investments (Cost $6,755)		6,755

Total Investments - 109.3% (Cost $511,643)		433,567

Liabilities less Other Assets - (9.3)%		(36,721)

NET ASSETS - 100.0%		$396,846

(1)	Investment in affiliate.
(2)	Investment in affiliated portfolio.
(3)	Investment relates to cash collateral received from portfolio securities loaned.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At August 31, 2009, the Equity Index Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (000S)
E-Mini S&P 500	103	$5,251	Long	9/09	$667

Federal Tax Information:

At August 31,2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$511,643

Gross tax appreciation of investments	$19,952
Gross tax depreciation of investments	(98,028)

Net tax depreciation of investments	$(78,076)

EQUITY PORTFOLIOS    8    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2009 (UNAUDITED)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Equity Index Portfolio’s investments and other financial instruments which are carried at fair value, as of August 31, 2009:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$389,295	(1)	$—	$—	$389,295
Investment Companies	37,517	(1)	—	—	37,517
Short-Term Investments	—		6,755	—	6,755

Total Investments	$426,812		$6,755	$—	$433,567

Other Financial Instruments*	$667		$—	$—	$667

(1)	Classifications as defined in the Schedule of Investments.
*	Other financial instruments include futures and forwards, if applicable.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    9    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO	AUGUST 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
FUND ALLOCATION - INVESTMENT COMPANIES - 100.0%
iPath Dow Jones-AIG Commodity Index Total Return ETN	30,163	$1,141
SPDR Gold Trust ETF	2,495	233
Northern Funds - Bond Index Fund (1) (2)	382,305	3,957
Northern Funds - Emerging Markets Equity Fund (1) (2)	110,370	1,048
Northern Funds - Global Real Estate Index Fund (1) (2)	105,640	698
Northern Funds - High Yield Fixed Income Fund (1) (2)	248,369	1,629
Northern Funds - Mid Cap Index Fund (1) (2)	80,540	698
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	2,099,012	2,099
Northern Institutional Funds - Equity Index Portfolio (1) (2)	585,912	5,935
Northern Institutional Funds - International Equity Index Portfolio (1) (2)	334,418	2,619
Northern Institutional Funds - Short Bond Portfolio (1) (2)	155,587	2,910
Northern Institutional Funds - Small Company Index Portfolio (1) (2)	22,764	291

Total Investment Companies (Cost $20,254)		23,258

Total Investments - 100.0% (Cost $20,254)		23,258

Liabilities less Other Assets - 0.0%		(1)

NET ASSETS - 100.0%		$23,257

(1)	Investment in affiliated fund. Northern Trust Investments, N.A. is an investment adviser of the Portfolio and the investment adviser to other Northern Institutional Funds and to the Northern Funds.
(2)	Investment in affiliated portfolio.

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

NF - Northern Funds

NIF - Northern Institutional Funds

Percentages shown are based on Net Assets.

At August 31, 2009, the asset class weightings for the Global Tactical Asset Allocation Portfolio were:

ASSET CLASS	WEIGHT	INVESTMENT VEHICLE
U.S. Equity - Large	25.5%	NIF Equity Index
U.S. Equity - Mid	3.0	NF Mid Cap Index
U.S. Equity - Small	1.3	NIF Small Company Index
Non U.S. Equity - Developed	11.3	NIF International Equity Index
Non U.S. Equity - Emerging Markets	4.5	NF Emerging Markets Equity
Global Real Estate	3.0	NF Global REIT Index
U.S. Bonds - High Yield	7.0	NF High Yield Fixed Income
U.S. Bonds - Intermediate	17.0	NF Bond Index
U.S. Bonds - Short	12.5	NIF Short Bond
Commodities	4.9	iPath Dow Jones-AIG Commodity Index Total Return ETN
	1.0	SPDR Gold Trust ETF
Cash	9.0	NIF Diversified Assets

Total	100.0%

Federal Tax Information:

At August 31,2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$18,155

Gross tax appreciation of investments	$3,003
Gross tax depreciation of investments	—

Net tax appreciation of investments	$3,003

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Global Tactical Asset Allocation Portfolio’s investments and other financial instruments, which are carried at fair value, as of August 31, 2009:

	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Global Tactical Asset Allocation Portfolio	$23,258	(1)	$—	$—	$23,258

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT  1  GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 32.2%
Non-U.S. Depository Institutions - 32.2%
Abbey National PLC, Stamford,
0.26%, 10/5/09	$75,000	$75,000
0.27%, 11/20/09	125,000	125,000
Australia & New Zealand Bank, New York,
0.26%, 10/8/09	125,000	125,000
0.27%, 11/20/09	75,000	75,000
Banco Bilbao Vizcaya Argentaria,
0.36%, 9/15/09	55,000	55,000
0.35%, 9/30/09	40,000	40,000
0.41%, 9/30/09	72,000	72,000
0.30%, 10/30/09	65,000	65,000
0.31%, 11/30/09	15,000	15,000
Bank of Nova Scotia, Houston Branch,
0.25%, 10/13/09	50,000	50,000
Bank of Nova Scotia, London Branch,
0.25%, 9/1/09	90,000	90,000
Barclays Bank PLC, New York Branch, FRCD,
0.48%, 9/1/09	75,000	75,000
Barclays Bank, New York Branch,
1.20%, 11/20/09	140,000	140,000
0.83%, 1/11/10	50,000	50,000
BNP Paribas S.A., London Branch,
0.37%, 10/6/09	140,000	140,000
0.34%, 10/16/09	45,000	45,000
0.30%, 11/5/09	100,000	100,000
Commonwealth of Australia,
0.30%, 11/17/09	75,000	75,000
0.26%, 11/30/09	60,000	60,001
Credit Agricole S.A., London Branch,
0.43%, 9/3/09	15,000	15,000
0.35%, 10/20/09	75,000	75,000
0.30%, 11/16/09	50,000	50,000
Deutsche Bank, New York Branch,
0.29%, 10/23/09	75,000	75,000
0.30%, 10/28/09	50,000	50,000
HSBC PLC, London,
0.27%, 11/20/09	60,000	60,000
Lloyds Bank, New York Branch,
1.11%, 11/30/09	53,000	53,000
0.95%, 1/19/10	50,000	50,000
0.75%, 2/22/10	100,000	100,000
0.70%, 2/26/10	40,000	40,000
National Australia Bank, London Branch,
0.36%, 9/24/09	45,000	45,000
0.25%, 12/1/09	50,000	50,000
Nordea Bank Finland, New York Branch,
0.24%, 9/10/09	75,000	75,000
0.23%, 12/2/09	30,000	30,000
Rabobank Nederland, New York Branch,
0.55%, 11/23/09	87,500	87,500
0.55%, 12/1/09	25,000	25,000
0.42%, 1/11/10	50,000	50,000
0.33%, 3/1/10	75,000	75,000

MONEY MARKET PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 32.2% continued
Non-U.S. Depository Institutions - 32.2% continued
Royal Bank of Scotland, New York Branch,
1.27%, 11/27/09	$47,000	$47,000
1.21%, 12/29/09	55,000	55,000
1.20%, 12/30/09	95,000	95,000
1.08%, 1/11/10	50,000	50,000
1.00%, 1/13/10	40,000	40,000
Societe Generale, London Branch,
0.28%, 9/1/09	50,000	50,000
0.26%, 9/17/09	40,000	40,000
0.25%, 9/28/09	25,000	25,000
0.39%, 10/1/09	40,000	40,000
0.28%, 11/2/09	50,000	50,000
0.30%, 11/23/09	125,000	125,000
Westpac Banking Corp., New York, FRCD,
0.26%, 9/1/09	150,000	150,000

Total Certificates of Deposit (Cost $3,244,501)		3,244,501

COMMERCIAL PAPER - 14.7%
Chemicals and Allied Products - 0.7%
Pfizer, Inc.,
0.80%, 7/8/10	35,000	34,759
0.80%, 7/16/10	40,000	39,717

		74,476

Multi-Seller Conduits - 11.3%
Amstel Funding Corp., (1)
0.90%, 9/1/09	175,000	175,000
Chariot Funding LLC,
0.23%, 9/11/09	39,500	39,497
0.23%, 9/14/09	100,000	99,992
0.20%, 9/28/09	35,000	34,995
Enterprise Funding LLC,
0.24%, 9/8/09	23,901	23,900
Fairway Finance Corp.,
0.23%, 9/9/09	50,011	50,008
0.22%, 9/15/09	28,532	28,530
Jupiter Securitization Corp.,
0.24%, 9/1/09	60,000	60,000
0.23%, 9/9/09	50,011	50,008
Kitty Hawk Funding Corp.,
0.24%, 9/2/09	84,783	84,782
0.24%, 9/17/09	95,000	94,990
0.24%, 9/25/09	35,000	34,994
Liberty Street Funding Co.,
0.23%, 9/18/09	65,000	64,993
0.23%, 9/25/09	50,000	49,992
Ranger Funding LLC,
0.24%, 9/15/09	130,000	129,988
Sheffield Receivables Corp.,
0.24%, 9/1/09	30,000	30,000
0.25%, 9/14/09	50,000	49,995
Yorktown Capital LLC,
0.23%, 9/21/09	40,000	39,995

		1,141,659

MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 14.7% continued
Non-U.S. Bank - Non-U.S. Government - 1.8%
Danske Corp., Sovereign Guaranteed,
0.25%, 9/1/09	$30,000	$30,000
0.25%, 9/2/09	40,000	40,000
0.25%, 9/21/09	75,000	74,990
0.25%, 9/28/09	40,000	39,993

		184,983

Non-U.S. Depository Institutions - 0.9%
Australia & New Zealand Banking Group,
0.24%, 11/2/09	50,000	49,979
Westpac Capital Corp.,
0.34%, 9/8/09	35,000	34,998

		84,977

Total Commercial Paper (Cost $1,486,095)		1,486,095

CORPORATE NOTES/BONDS - 4.3%
Non-Depository Personal Credit - 0.8%
General Electric Capital Corp., FRN,
0.32%, 9/24/09	83,000	83,000

Supranational - 1.8%
International Bank for Reconstruction and Development,
0.73%, 6/10/10	80,000	80,000
International Finance Corp.,
0.25%, 10/15/09	71,920	71,898
0.21%, 11/20/09	28,000	27,987

		179,885

U.S. Depository Institutions - 1.7%
Bank of America N.A., FDIC Guaranteed,
0.66%, 9/14/09, FRN	100,000	100,000
1.05%, 1/22/10	75,000	75,000

		175,000

Total Corporate Notes/Bonds (Cost $437,885)		437,885

EURODOLLAR TIME DEPOSITS - 3.3%
Non-U.S. Depository Institutions - 3.3%
BNP Paribas, Paris,
0.21%, 9/1/09	80,000	80,000
UBS AG, Grand Cayman,
0.25%, 9/2/09	250,000	250,000

Total Eurodollar Time Deposits (Cost $330,000)		330,000

PROMISSORY NOTE - 1.4%
Security, Commodity, Brokers/Dealers - 1.4%
Goldman Sachs Group, FDIC Insured,
0.45%, 9/25/09	145,000	145,000

Total Promissory Note (Cost $145,000)		145,000

MONEY MARKET PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 18.2% (2)
Federal National Mortgage Association - 1.4%
FNMA Discount Note,
0.61%, 9/8/09	$40,000	$39,995
FNMA FRN,
0.40%, 10/13/09	40,000	39,978
0.42%, 11/5/09	40,000	39,981
FNMA Note,
3.00%, 7/12/10	17,000	17,364

		137,318

Federal Farm Credit Bank - 0.7%
FFCB FRN,
0.30%, 9/6/09	70,000	70,034

		70,034

Federal Home Loan Bank - 12.6%
FHLB Bonds,
1.05%, 2/23/10	25,000	24,988
1.10%, 3/10/10	45,000	44,987
4.38%, 3/17/10	47,000	47,800
0.90%, 4/7/10	40,000	39,986
0.88%, 4/15/10	50,000	50,000
0.82%, 4/23/10	25,000	25,000
0.82%, 4/28/10	25,000	24,997
0.80%, 4/30/10	30,000	30,008
0.80%, 5/17/10	30,000	29,987
0.55%, 6/10/10	35,000	34,985
0.70%, 6/23/10	30,000	30,000
0.70%, 6/25/10	40,000	40,000
FHLB Discount Notes,
0.11%, 9/1/09	28,000	28,000
1.12%, 12/4/09	128,000	127,626
0.85%, 12/11/09	75,000	74,821
1.00%, 2/10/10	20,000	19,910
1.00%, 2/23/10	48,000	47,767
1.00%, 3/4/10	40,000	39,796
FHLB FRN,
0.50%, 9/1/09	50,000	50,000
0.62%, 9/1/09	100,000	100,000
0.69%, 9/1/09	40,000	40,000
0.76%, 9/1/09	40,000	40,000
0.79%, 9/1/09	75,000	75,000
0.82%, 9/1/09	60,000	59,994
0.50%, 10/8/09	75,000	75,000
0.45%, 10/28/09	75,000	75,000

		1,275,652

Federal Home Loan Mortgage Corporation - 3.5%
FHLMC Callable Note,
1.25%, 3/23/10	60,000	60,000
FHLMC FRN,
0.63%, 9/3/09	75,000	74,977
0.62%, 9/10/09	75,000	74,969
0.24%, 9/18/09	100,000	100,002
FHLMC Note,
1.45%, 9/10/10	40,000	40,366

		350,314

Total U.S. Government Agencies (Cost $1,833,318)		1,833,318

MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 2.3%
U.S. Treasury Bills - 1.5%
0.41%, 10/22/09	$15,000	$14,991
0.70%, 12/17/09	45,000	44,906
0.51%, 4/1/10	60,000	59,818
0.50%, 7/1/10	30,000	29,874

		149,589

U.S. Treasury Notes - 0.8%
4.63%, 11/15/09	20,000	20,170
2.38%, 8/31/10	57,000	57,992

		78,162

Total U.S. Government Obligations (Cost $227,751)		227,751

Investments, at Amortized Cost ($7,704,550)		7,704,550

REPURCHASE AGREEMENTS - 27.5%
(Collateralized at a minimum of 102%)
Joint Repurchase Agreements - 2.0% (3)
Morgan Stanley & Co., Inc., dated 8/31/09, repurchase price $44,046
0.18%, 9/1/09	44,046	44,046
Societe Generale, New York Branch, dated 8/31/09, repurchase price $88,092
0.19%, 9/1/09	88,091	88,091
UBS Securities LLC, dated 8/31/09, repurchase price $66,069
0.19%, 9/1/09	66,068	66,068

		198,205

(Collateralized at a minimum of 102%)
Repurchase Agreements - 25.5% (4)
Bank of America N.A., dated 8/31/09, repurchase price $900,006
0.22%, 9/1/09	900,000	900,000
BNP Paribas Securities Corp., dated 8/31/09, repurchase price $450,003
0.22%, 9/1/09	450,000	450,000
Citigroup Global Markets, Inc., dated 8/31/09, repurchase price $77,092
0.22%, 9/1/09	77,092	77,092
Societe Generale, New York Branch, dated 8/31/09, repurchase price $1,150,007
0.21%, 9/1/09	1,150,000	1,150,000

		2,577,092

Total Repurchase Agreements (Cost $2,775,297)		2,775,297

Total Investments - 103.9% (Cost $10,479,847) (5)		10,479,847

Liabilities less Other Assets - (3.9)%		(391,621)

NET ASSETS - 100.0%		$10,088,226

MONEY MARKET PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(3)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$112,834	2.38% - 8.88%	8/15/17 - 4/15/28
U.S. Treasury Notes	$87,930	0.88% - 3.50%	4/15/10 - 7/15/19

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$630,538	2.87% - 7.00%	5/1/15 - 12/1/47
FNMA	$2,023,866	2.65% - 8.00%	10/1/09 - 12/1/47

(5)	The cost for federal income tax purposes was $10,479,847.

Percentages shown are based on Net Assets.

MONEY MARKET PORTFOLIOS 6 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Diversified Assets Portfolio’s investments and other financial instruments, which are carried at fair value, as of August, 31, 2009:

Investments	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Diversified Assets Portfolio	$—	$10,479,847	(1)	$—	$10,479,847

(1)	Classifications as defined in the Schedule of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 11/30/08 (000S)	REALIZED GAIN (LOSS) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET PURCHASES (SALES) (000S)	TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)	BALANCE AS OF 8/31/09 (000S)
Corporate Notes/Bonds Structured Investment Vehicles	$39,382	$(12,462)	$—	$(66,694)	$39,774	$—

Total Investments	$39,382	$(12,462)	$—	$(66,694)	$39,774	$—

Other Financial Instruments *	$29,819	$12,458	$—	$—	$(42,277)	$—

*	Other financial instruments include futures, forwards and capital support agreement, if applicable.

MONEY MARKET PORTFOLIOS 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

ABBREVIATIONS AND OTHER INFORMATION

DIVERSIFIED ASSETS PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

FFCB    Federal Farm Credit Bank

FDIC    Federal Deposit Insurance Corporation

FHLB    Federal Home Loan Bank

FHLMC    Federal Home Loan Mortgage Corporation

FNMA    Federal National Mortgage Association

FRCD    Floating Rate Certificates of Deposit

FRN    Floating Rate Notes

MONEY MARKET PORTFOLIOS 8 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT PORTFOLIO

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 64.2% (1)
Federal Farm Credit Bank - 10.4%
FFCB Discount Notes,
0.08%, 9/1/09	$11,535	$11,535
0.23%, 12/29/09	25,000	24,981
0.50%, 3/30/10	25,000	24,927
0.53%, 6/17/10	50,000	49,787
FFCB FRN,
0.24%, 9/1/09	25,000	24,993
0.64%, 9/1/09	35,000	35,000
0.28%, 9/2/09	30,000	29,999
0.57%, 9/15/09	99,000	99,056
0.10%, 9/16/09	25,000	25,000
0.51%, 9/20/09	150,000	149,993
0.19%, 9/22/09	23,500	23,499
0.26%, 9/22/09	50,000	50,000
0.16%, 9/24/09	45,000	44,997
0.26%, 9/25/09	30,000	30,000
0.27%, 9/25/09	5,000	5,001
0.50%, 9/25/09	15,000	15,012
0.26%, 9/27/09	30,000	29,995
0.19%, 9/28/09	45,000	44,997
0.30%, 9/28/09	13,000	13,007

		731,779

Federal Home Loan Bank - 21.0%
FHLB Bonds,
5.00%, 9/18/09	11,620	11,644
4.50%, 10/9/09	94,885	95,257
2.46%, 10/20/09	52,500	52,623
3.22%, 10/30/09	15,000	15,061
5.00%, 12/11/09	50,000	50,646
0.85%, 12/29/09	100,000	99,978
5.00%, 3/12/10	10,000	10,238
0.65%, 6/15/10	100,000	99,954
0.56%, 8/20/10	35,000	34,984
FHLB Discount Notes,
0.08%, 9/1/09	100,000	100,000
0.18%, 9/2/09	80,000	80,000
0.18%, 9/9/09	30,000	29,999
0.20%, 9/9/09	115,000	114,995
0.20%, 9/11/09	30,000	29,998
0.23%, 10/9/09	49,200	49,188
0.19%, 10/16/09	50,000	49,988
0.21%, 10/23/09	20,000	19,994
0.23%, 10/30/09	51,398	51,379
0.78%, 11/23/09	60,000	59,892
0.80%, 12/4/09	40,000	39,916
0.75%, 12/23/09	23,428	23,373
0.51%, 5/27/10	80,000	79,696
0.47%, 7/7/10	10,000	9,960
FHLB FRN,
0.31%, 9/1/09	15,000	15,000
0.54%, 9/1/09	24,500	24,499
0.64%, 9/1/09	30,000	29,996
0.23%, 9/19/09	83,500	83,446
0.18%, 9/30/09	35,000	34,991
0.34%, 10/6/09	6,500	6,494
0.39%, 10/8/09	4,100	4,101
0.28%, 10/9/09	3,200	3,202

MONEY MARKET PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 64.2% (1) continued
Federal Home Loan Bank - 21.0% continued
FHLB FRN, continued
0.39%, 10/9/09	$25,000	$25,024
0.41%, 10/14/09	30,000	29,995
0.39%, 11/10/09	10,000	10,010
0.40%, 11/19/09	10,000	10,012

		1,485,533

Federal Home Loan Mortgage Corporation - 15.2%
FHLMC Discount Notes,
0.57%, 9/8/09	50,000	49,994
0.60%, 9/21/09	115,000	114,962
0.62%, 9/22/09	65,000	64,977
0.23%, 9/30/09	20,000	19,996
0.73%, 11/23/09	93,000	92,843
0.74%, 11/23/09	45,000	44,923
0.20%, 11/25/09	12,600	12,594
0.31%, 12/7/09	17,625	17,611
0.76%, 12/7/09	23,815	23,766
0.80%, 12/28/09	70,000	69,816
0.89%, 1/4/10	43,000	42,867
FHLMC FRN,
0.63%, 9/3/09	50,000	49,985
0.20%, 9/8/09	10,000	10,000
0.70%, 9/9/09	30,000	30,098
0.58%, 9/24/09	40,000	40,090
0.58%, 9/30/09	10,000	10,021
0.19%, 9/28/09	60,000	60,000
0.41%, 10/14/09	120,000	119,994
0.39%, 11/24/09	65,000	64,988
FHLMC Notes,
6.63%, 9/15/09	40,000	40,096
2.75%, 11/13/09	5,000	5,024
4.13%, 11/30/09	90,000	90,804

		1,075,449

Federal National Mortgage Association - 17.3%
FNMA Bond,
4.63%, 12/15/09	53,000	53,655
FNMA Discount Notes,
0.50%, 9/1/09	35,000	35,000
0.57%, 9/2/09	40,000	39,999
0.55%, 9/9/09	12,200	12,198
0.20%, 10/21/09	8,529	8,527
1.00%, 12/10/09	70,000	69,805
0.42%, 2/1/10	15,275	15,248
FNMA FRN,
0.45%, 10/21/09	71,000	71,109
0.60%, 10/27/09	15,000	15,013
0.42%, 11/5/09	55,000	55,015
0.40%, 11/12/09	14,000	14,014
FNMA Mortgage Backed Discount Notes,
Pool #462899,
0.25%, 9/1/09	19,537	19,537
Pool #462917,
0.25%, 10/1/09	50,000	49,990
Pool #463089,
0.26%, 11/2/09	127,650	127,593
Pool #463192,
0.25%, 11/2/09	23,863	23,853
Pool #463219,
0.25%, 11/2/09	100,000	99,957

MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 64.2% (1) continued
Federal National Mortgage Association - 17.3% continued
FNMA Mortgage Backed Discount Notes, continued
Pool #463231,
0.21%, 10/1/09	$30,000	$29,995
Pool #463312,
0.22%, 12/1/09	105,021	104,963
Pool #958433,
0.66%, 9/1/09	37,160	37,160
Pool #958916,
0.24%, 9/1/09	225,000	225,000
FNMA Notes,
4.00%, 9/10/09	10,000	10,009
6.63%, 9/15/09	24,843	24,901
3.88%, 12/10/09	80,238	81,009

		1,223,550

Tennessee Valley Authority - 0.3%
Tennessee Valley Authority Discount Note,
0.13%, 9/24/09	20,000	19,999

		19,999

Total U.S. Government Agencies (Cost $4,536,310)		4,536,310

U.S. GOVERNMENT OBLIGATIONS - 11.5%
U.S. Treasury Bills - 5.5%
0.08%, 9/3/09	25,000	25,000
0.12%, 9/3/09	200,000	199,999
0.08%, 9/17/09	50,000	49,998
0.11%, 9/24/09	65,000	64,995
0.30%, 11/12/09	35,000	34,979
0.44%, 12/17/09	13,500	13,483

		388,454

U.S. Treasury Notes - 6.0%
3.38%, 9/15/09	40,000	40,048
4.00%, 9/30/09	55,000	55,164
3.38%, 10/15/09	25,000	25,093
3.63%, 10/31/09	70,000	70,374
3.50%, 11/15/09	40,000	40,266
4.63%, 11/15/09	40,000	40,356
3.50%, 12/15/09	75,000	75,698
3.25%, 12/31/09	40,000	40,380
6.50%, 2/15/10	35,000	35,960

		423,339

Total U.S. Government Obligations (Cost $811,793)		811,793

Investments, at Amortized Cost ($5,348,103)		5,348,103

REPURCHASE AGREEMENTS - 25.0%
(Collateralized at a minimum of 102%)
Joint Repurchase Agreements - 0.1% (2)
Morgan Stanley & Co., Inc., dated 8/31/09, repurchase price $1,743
0.18%, 9/1/09	1,743	1,743
Societe Generale, New York Branch, dated 8/31/09, repurchase price $3,486
0.19%, 9/1/09	3,486	3,486
UBS Securities LLC, dated 8/31/09, repurchase price $2,614
0.19%, 9/1/09	2,614	2,614

		7,843

MONEY MARKET PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 25.0% continued
(Collateralized at a minimum of 102%)
Repurchase Agreements - 24.9% (3)
Bank of America N.A., dated 8/31/09, repurchase price $195,001
0.22%, 9/1/09	$195,000	$195,000
BNP Paribas Securities Corp., dated 8/31/09, repurchase price $355,002
0.22%, 9/1/09	355,000	355,000
Citigroup Global Markets, Inc., dated 8/31/09, repurchase price $840,951
0.22%, 9/1/09	840,946	840,946
Deutsche Bank Securities, Inc., dated 8/31/09, repurchase price $100,001
0.21%, 9/1/09	100,000	100,000
UBS Securities LLC, dated 8/31/09, repurchase price $270,002
0.21%, 9/1/09	270,000	270,000

		1,760,946

Total Repurchase Agreements (Cost $1,768,789)		1,768,789

Total Investments - 100.7% (Cost $7,116,892) (4)		7,116,892

Liabilities less Other Assets - (0.7)%		(47,857)

NET ASSETS - 100.0%		$7,069,035

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$4,465	2.38% - 8.88%	8/15/17 - 4/15/28
U.S. Treasury Notes	$3,480	0.88% - 3.50%	4/15/10 - 7/15/19

(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$719,234	4.50% - 7.00%	10/1/18 - 12/1/47
FNMA	$865,049	4.50% - 7.00%	1/1/36 - 11/1/47
GNMA	$229,492	2.63% - 6.50%	4/20/35 - 8/20/39

(4)	The cost for federal income tax purposes was $7,116,892.

Percentages shown are based on Net Assets.

MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Government Portfolio’s investments and other financial instruments, which are carried at fair value, as of August 31, 2009:

	Level 1 (000S)	Level 2 (000S)		Level 3 (000S)	Total (000S)
Government Portfolio	$—	$7,116,892	(1)	$—	$7,116,892

(1)	Classifications as defined in the Schedule of Investments.

MONEY MARKET PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

ABBREVIATIONS AND OTHER INFORMATION

GOVERNMENT PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

FFCB    Federal Farm Credit Bank

FHLB    Federal Home Loan Bank

FHLMC    Federal Home Loan Mortgage Corporation

FNMA    Federal National Mortgage Association

FRN    Floating Rate Notes

GNMA    Government National Mortgage Association

MONEY MARKET PORTFOLIOS 6 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT SELECT PORTFOLIO

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 84.3% (1)
Federal Farm Credit Bank - 19.4%
FFCB Discount Notes,
0.07%, 9/1/09	$200,000	$200,000
0.08%, 9/1/09	390,833	390,833
0.09%, 9/1/09	68,000	68,000
0.06%, 9/2/09	200,000	200,000
0.13%, 9/17/09	50,000	49,997
0.14%, 9/23/09	47,000	46,996
0.21%, 11/4/09	15,000	14,994
0.23%, 12/10/09	20,000	19,987
0.23%, 12/11/09	25,000	24,984
0.30%, 1/4/10	26,000	25,973
0.25%, 1/7/10	25,000	24,978
0.25%, 1/8/10	25,000	24,978
0.21%, 1/29/10	25,000	24,978
0.73%, 2/9/10	37,000	36,879
0.50%, 3/30/10	50,000	49,854
0.45%, 4/1/10	40,000	39,894
FFCB FRN,
0.24%, 9/1/09	100,000	99,971
0.35%, 9/1/09	17,300	17,313
0.49%, 9/1/09	20,000	20,018
0.64%, 9/1/09	100,000	100,000
0.69%, 9/1/09	75,000	75,000
0.28%, 9/2/09	45,000	44,998
0.24%, 9/3/09	100,000	99,990
0.48%, 9/3/09	53,000	52,946
0.26%, 9/4/09	35,000	35,004
0.53%, 9/4/09	25,000	25,009
0.28%, 9/6/09	25,000	25,013
0.19%, 9/8/09	14,000	14,001
0.47%, 9/10/09	55,000	55,000
0.57%, 9/15/09	235,000	235,140
0.10%, 9/16/09	60,000	60,000
0.51%, 9/20/09	304,000	303,989
0.26%, 9/22/09	100,000	100,000
0.16%, 9/24/09	165,000	164,985
0.26%, 9/25/09	40,000	40,000
0.26%, 9/27/09	50,000	49,993
0.17%, 9/28/09	15,000	15,001
0.19%, 9/28/09	20,000	19,999

		2,896,695

Federal Home Loan Bank - 60.6%
FHLB Bonds,
5.25%, 9/11/09	30,000	30,037
5.00%, 9/18/09	141,080	141,387
0.50%, 9/25/09	30,000	30,006
2.25%, 10/2/09	64,720	64,807
3.26%, 10/2/09	15,000	15,035
5.00%, 10/2/09	120,000	120,414
4.50%, 10/9/09	85,000	85,364
4.00%, 10/29/09	40,000	40,210
3.50%, 11/3/09	95,000	95,493
0.33%, 11/20/09	40,000	40,000
4.25%, 11/20/09	126,800	127,834
0.45%, 11/24/09	50,000	50,000
1.15%, 12/11/09	60,000	60,023
5.00%, 12/11/09	210,000	212,536
3.38%, 12/18/09	20,000	20,164
0.85%, 12/29/09	100,000	99,978

MONEY MARKET PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT SELECT PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 84.3% (1) continued
Federal Home Loan Bank - 60.6% continued
FHLB Bonds, continued
3.50%, 1/6/10	$40,000	$40,365
3.75%, 1/8/10	75,000	75,906
3.88%, 1/15/10	70,000	70,917
1.10%, 3/10/10	21,500	21,494
2.75%, 3/12/10	75,000	75,947
5.00%, 3/12/10	35,000	35,835
0.65%, 6/15/10	150,000	149,931
0.60%, 7/12/10	60,000	59,944
0.56%, 8/20/10	100,000	99,954
FHLB Discount Notes,
0.08%, 9/1/09	1,650,000	1,650,000
0.10%, 9/1/09	125,000	125,000
0.22%, 9/1/09	10,000	10,000
0.08%, 9/2/09	21,500	21,500
0.18%, 9/2/09	270,500	270,499
0.19%, 9/2/09	40,000	40,000
0.60%, 9/2/09	25,000	25,000
0.06%, 9/3/09	72,000	72,000
0.12%, 9/4/09	37,775	37,775
0.17%, 9/4/09	40,000	39,999
0.18%, 9/4/09	143,000	142,998
0.10%, 9/9/09	58,093	58,092
0.17%, 9/9/09	75,000	74,997
0.19%, 9/9/09	80,000	79,997
0.12%, 9/11/09	17,500	17,499
0.13%, 9/11/09	40,000	39,999
0.14%, 9/11/09	195,000	194,992
0.15%, 9/11/09	31,100	31,099
0.19%, 9/11/09	23,000	22,999
0.20%, 9/11/09	50,000	49,997
0.12%, 9/14/09	80,000	79,997
0.07%, 9/15/09	19,541	19,540
0.59%, 9/15/09	90,000	89,979
0.13%, 9/16/09	100,000	99,994
0.14%, 9/16/09	100,000	99,994
0.15%, 9/16/09	114,660	114,653
0.21%, 9/16/09	150,000	149,987
0.14%, 9/18/09	80,000	79,995
0.15%, 9/18/09	20,000	19,999
0.10%, 9/21/09	23,897	23,896
0.13%, 9/21/09	66,594	66,589
0.20%, 9/21/09	21,407	21,405
0.71%, 9/22/09	35,000	34,986
0.71%, 9/23/09	60,000	59,974
0.12%, 10/6/09	8,021	8,020
0.23%, 10/7/09	70,000	69,984
0.15%, 10/9/09	10,550	10,548
0.21%, 10/9/09	80,000	79,982
0.18%, 10/14/09	80,000	79,983
0.23%, 10/14/09	55,000	54,985
0.19%, 10/16/09	75,000	74,982
0.20%, 10/28/09	75,871	75,847
0.16%, 11/4/09	56,035	56,020
0.21%, 11/6/09	100,000	99,962
0.29%, 11/6/09	15,910	15,902
0.15%, 11/12/09	36,000	35,989
0.29%, 11/13/09	15,398	15,389
0.54%, 11/16/09	25,750	25,721

MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT SELECT PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 84.3% (1) continued
Federal Home Loan Bank - 60.6% continued
FHLB Discount Notes, continued
0.19%, 11/18/09	$25,000	$24,990
0.75%, 11/18/09	15,023	14,999
0.73%, 11/23/09	25,000	24,958
0.78%, 11/23/09	65,000	64,883
0.67%, 11/24/09	15,000	14,977
0.55%, 12/1/09	16,000	15,978
0.78%, 12/1/09	23,216	23,170
0.76%, 12/4/09	65,000	64,871
0.80%, 12/4/09	40,000	39,916
0.80%, 12/8/09	23,000	22,950
0.80%, 12/9/09	160,000	159,648
0.93%, 12/11/09	100,000	99,739
0.93%, 12/14/09	40,000	39,893
0.30%, 12/15/09	20,000	19,983
0.32%, 12/15/09	25,500	25,476
0.55%, 12/29/09	90,265	90,101
0.88%, 1/4/10	25,000	24,923
0.85%, 1/15/10	55,000	54,823
0.96%, 2/1/10	90,000	89,633
0.47%, 7/9/10	20,000	19,919
FHLB FRN,
0.24%, 9/1/09	75,000	74,973
0.30%, 9/1/09	79,500	79,500
0.31%, 9/1/09	60,000	60,000
0.37%, 9/1/09	80,000	80,000
0.41%, 9/1/09	75,000	75,000
0.54%, 9/1/09	100,000	99,994
0.64%, 9/1/09	130,000	129,994
0.82%, 9/1/09	100,000	100,320
0.50%, 9/6/09	10,000	10,004
0.65%, 9/10/09	85,000	85,008
0.23%, 9/13/09	30,000	29,999
0.45%, 9/15/09	20,000	20,008
0.23%, 9/19/09	100,000	99,933
0.18%, 9/23/09	75,000	74,973
0.18%, 9/30/09	100,000	99,974
0.58%, 10/2/09	27,000	27,007
0.34%, 10/6/09	90,000	89,992
0.28%, 10/9/09	125,000	125,000
0.41%, 10/14/09	50,000	49,991
0.22%, 10/16/09	42,000	41,957
0.55%, 11/18/09	60,000	60,046
0.40%, 11/19/09	12,000	12,021
0.28%, 11/28/09	40,000	39,994

		9,033,843

Tennessee Valley Authority - 4.3%
Tennessee Valley Authority Discount Notes,
0.13%, 9/3/09	60,000	59,999
0.16%, 9/3/09	14,717	14,717
0.10%, 9/10/09	150,000	149,996
0.15%, 9/17/09	80,000	79,994
0.13%, 9/24/09	75,000	74,994
0.11%, 10/1/09	100,000	99,991
0.12%, 10/1/09	51,200	51,195
0.11%, 10/8/09	109,000	108,988

		639,874

Total U.S. Government Agencies (Cost $12,570,412)		12,570,412

MONEY MARKET PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT SELECT PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 15.5%
U.S. Treasury Bills - 8.8%
0.04%, 9/3/09	$200,000	$200,000
0.08%, 9/3/09	100,000	100,000
0.12%, 9/3/09	155,000	154,999
0.13%, 9/3/09	85,000	84,999
0.08%, 9/17/09	200,000	199,993
0.13%, 9/17/09	140,000	139,992
0.11%, 9/24/09	160,000	159,989
0.30%, 11/12/09	100,000	99,940
0.50%, 4/8/10	125,000	124,618
0.53%, 7/1/10	50,000	49,775

		1,314,305

U.S. Treasury Notes - 6.7%
4.00%, 9/30/09	120,000	120,357
3.38%, 10/15/09	35,000	35,131
3.63%, 10/31/09	305,000	306,638
3.50%, 11/15/09	125,000	125,839
3.50%, 12/15/09	200,000	201,861
6.50%, 2/15/10	100,000	102,740
3.63%, 6/15/10	100,000	102,297

		994,863

Total U.S. Government Obligations (Cost $2,309,168)		2,309,168

Investments, at Amortized Cost ($14,879,580)		14,879,580

Total Investments - 99.8% (Cost $14,879,580) (2)		14,879,580

Other Assets less Liabilities - 0.2%		26,406

NET ASSETS - 100.0%		$14,905,986

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	The cost for federal income tax purposes was $14,879,580.

Percentages shown are based on Net Assets.

MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT SELECT PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Government Select Portfolio’s investments and other financial instruments, which are carried at fair value, as of August 31, 2009:

	Level 1 (000S)	Level 2 (000S)		Level 3 (000S)	Total (000S)
Government Select Portfolio	$—	$14,879,580	(1)	$—	$14,879,580

(1)	Classifications as defined in the Schedule of Investments.

MONEY MARKET PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

ABBREVIATIONS AND OTHER INFORMATION

GOVERNMENT SELECT PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

FFCB    Federal Farm Credit Bank

FHLB    Federal Home Loan Bank

MONEY MARKET PORTFOLIOS 6 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 35.7%
U.S. Treasury Bills - 35.4%
0.33%, 9/15/09	$20,000	$19,997
0.18%, 9/24/09	50,000	49,994
0.18%, 10/15/09	20,000	19,996
0.40%, 10/22/09	20,000	19,989
0.30%, 10/29/09	25,000	24,988
0.42%, 11/19/09	10,000	9,991
0.55%, 11/19/09	20,000	19,976
0.56%, 11/19/09	25,000	24,969
0.30%, 11/27/09	40,000	39,971
0.69%, 12/17/09	15,000	14,969
0.42%, 1/14/10	25,000	24,961
0.29%, 2/11/10	50,000	49,936
0.56%, 2/11/10	20,000	19,949
0.25%, 3/4/10	100,000	99,876
0.70%, 3/11/10	15,000	14,944
0.52%, 4/1/10	43,500	43,367
0.47%, 4/8/10	20,000	19,943
0.50%, 4/8/10	10,000	9,970
0.60%, 4/8/10	12,500	12,454
0.50%, 5/6/10	10,000	9,966
0.52%, 5/6/10	10,000	9,964
0.47%, 6/3/10	20,000	19,928
0.48%, 6/3/10	5,000	4,982
0.59%, 6/3/10	5,000	4,977
0.45%, 6/10/10	13,000	12,954
0.45%, 6/17/10	75,000	74,732
0.46%, 7/1/10	13,000	12,950
0.54%, 7/1/10	40,000	39,818
0.40%, 7/15/10	11,000	10,963
0.50%, 7/29/10	20,000	19,909
0.43%, 8/26/10	15,000	14,936

		776,319

U.S. Treasury Note - 0.3%
2.38%, 8/31/10	7,000	7,125

		7,125

Total U.S. Government Obligations (Cost $783,444)		783,444

Investments, at Amortized Cost ($783,444)		783,444

REPURCHASE AGREEMENTS - 69.4%
(Collateralized at a minimum of 102%)
Joint Repurchase Agreements - 2.7% (1)
Morgan Stanley & Co., Inc., dated 8/31/09, repurchase price $12,885 0.18%, 9/1/09	12,885	12,885
Societe Generale, New York Branch, dated 8/31/09, repurchase price $25,770 0.19%, 9/1/09	25,769	25,769
UBS Securities LLC, dated 8/31/09, repurchase price $19,327 0.19%, 9/1/09	19,327	19,327

		57,981

MONEY MARKET PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 69.4% continued
(Collateralized at a minimum of 102%)
Repurchase Agreements - 66.7% (2)
Bank of America Securities LLC, dated 8/31/09, repurchase price $156,717 0.20%, 9/1/09	$156,716	$156,716
Barclays Capital, Inc., dated 8/31/09, repurchase price $235,001 0.20%, 9/1/09	235,000	235,000
BNP Paribas Securities Corp., dated 8/31/09, repurchase price $225,001 0.20%, 9/1/09	225,000	225,000
Citigroup Global Markets, Inc., dated 8/31/09, repurchase price $260,001 0.20%, 9/1/09	260,000	260,000
Greenwich Capital Markets, Inc., dated 8/31/09, repurchase price $365,002 0.20%, 9/1/09	365,000	365,000
HSBC Securities (USA), Inc., dated 8/31/09, repurchase price $220,001 0.19%, 9/1/09	220,000	220,000

		1,461,716

Total Repurchase Agreements (Cost $1,519,697)		1,519,697

Total Investments - 105.1% (Cost $2,303,141) (3)		2,303,141

Liabilities less Other Assets - (5.1)%		(111,243)

NET ASSETS - 100.0%		$2,191,898

(1)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$33,008	2.38% - 8.88%	8/15/17 - 4/15/28
U.S. Treasury Notes	$25,722	0.88% - 3.50%	4/15/10 - 7/15/19

(2)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$60,409	4.75%	2/15/37
U.S. Treasury Notes	$1,430,548	0.88% - 5.00%	12/31/10 - 7/15/19

(3)	The cost for federal income tax purposes was $2,303,141.

Percentages shown are based on Net Assets.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Treasury Portfolio’s investments and other financial instruments, which are carried at fair value, as of August 31, 2009:

	Level 1 (000S)	Level 2 (000S)		Level 3 (000S)	Total (000S)
Treasury Portfolio	$—	$2,303,141	(1)	$—	$2,303,141

(1)	Classifications as defined in the Schedule of Investments.

MONEY MARKET PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

OTHER INFORMATION

TREASURY PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.0%
Alabama - 1.8%
Chatom IDB Gulf Opportunity Zone Revenue Bonds, Series 2008-A, Powersouth Energy Cooperative Project, 2.85%, 11/15/09	$5,000	$5,000
Hoover Multifamily Housing Revenue Refunding VRDB, Series 2004, Royal Oaks Apartment Project (FHLMC Insured), 0.36%, 9/9/09	5,200	5,200
West Jefferson IDB PCR Refunding Bonds, Series 1998, Alabama Power Co. Project, 0.49%, 9/9/09	10,000	10,000

		20,200

Alaska - 0.8%
Valdez Marine Terminal Revenue Refunding VRDB, Series 2003-B, BP Pipelines, Inc. Project (BP PLC Gtd.), 0.08%, 9/1/09	9,400	9,400

Arizona - 2.5%
Arizona Health Facilities Authority Revenue Bonds, Series 2003B-1, The Terraces Project (Lloyds TSB Bank LOC), 0.29%, 9/9/09	6,600	6,600
Arizona Health Facilities Authority Revenue VRDB, Series 2002, Royal Oaks Project (Bank of America N.A. LOC), 0.28%, 9/9/09	3,700	3,700
Arizona School District TANS Financing Program COPS, Series 2009, 2.00%, 7/30/10	5,000	5,066
Arizona State Board of Regents University System Revenue Refunding VRDB, Series 2008-A (Lloyds TSB Bank LOC), 0.18%, 9/9/09	2,540	2,540
Salt River Project Agricultural Improvement and Power District Revenue Bonds, Citigroup Eagle Series 2006-14, (1) 0.29%, 9/9/09	2,300	2,300
Sun Devil Energy Center LLC Revenue Refunding Bonds, Series 2008, Arizona State University Project (Assured Guaranty Insured), 0.64%, 9/9/09	7,700	7,700

		27,906

California - 3.5%
ABAG Finance Authority for Nonprofit Corp. Revenue VRDB, Series 2004, California Senior Living, Elder Care Alliance (Lloyds TSB Bank LOC), 0.20%, 9/9/09	10,865	10,865
ABAG Finance Authority for Nonprofit Corp. Revenue VRDB, Series A, Elder Care Alliance (Banco Santander Central Hispano LOC), 0.20%, 9/9/09	1,965	1,965
California State Department of Water Resources and Power Supply Revenue VRDB, Series 2002B-2 (BNP Paribas LOC), 0.08%, 9/1/09	8,900	8,900
Series 2002C-7 (FSA Corp. Insured), 0.55%, 9/9/09	900	900
California State Economic Recovery G.O. VRDB, Series 2004C-16 (FSA Corp. Insured), 0.75%, 9/9/09	5,500	5,500
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding VRDB, Series 2008-A, 0.30%, 9/9/09	11,685	11,685

		39,815

Colorado - 4.3%
Colorado Educational and Cultural Facilities Authority Revenue Bonds, Concordia University Irvine Project (U.S. Bank N.A. LOC), 0.25%, 9/1/09	1,775	1,775

MONEY MARKET PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.0% continued
Colorado - 4.3% continued
Colorado Educational and Cultural Facilities Authority Revenue VRDB, Museum of Contemporary Art (KeyBank N.A. LOC), 2.20%, 9/9/09	$5,100	$5,100
Colorado Educational and Cultural Facilities Authority Revenue VRDB, Series 2003, Vail Mountain School Project (KeyBank N.A. LOC), 2.50%, 9/9/09	13,775	13,775
Colorado Educational and Cultural Facilities Authority Revenue VRDB, Series 2005, Kent Denver School Project (Bank of New York LOC), 0.27%, 9/9/09	5,600	5,600
Colorado Educational and Cultural Facilities Authority Revenue VRDB, Series 2008, Foundations Academy Project (U.S. Bank N.A. LOC), 0.28%, 9/9/09	4,655	4,655
Colorado Health Facilities Authority Revenue Refunding VRDB, Covenant Retirement (Bank of America N.A. LOC), 0.28%, 9/9/09	5,295	5,295
Colorado Health Facilities Authority Revenue VRDB, Series 2004B, Adventist Health System Sunbelt (SunTrust Bank LOC), 1.30%, 9/9/09	4,320	4,320
Denver City and County Multifamily Housing Revenue Bonds, Series 1985, Ogden Residences Project (CALYON LOC), 0.33%, 9/1/09	1,700	1,700
Traer Creek Metropolitan District Revenue VRDB, Series 2004 (BNP Paribas LOC), 0.45%, 9/9/09	200	200
Triview Metropolitan District G.O. VRDB, Series 2006-A (Compass Bank LOC), 1.19%, 9/9/09	6,745	6,745

		49,165

Connecticut - 1.8%
Connecticut State Health and Educational Facilities Authority Revenue VRDB, Series 2005-F, Wesleyan University, 0.30%, 9/9/09	17,505	17,505
Connecticut State Health and Educational Facilities Authority Revenue VRDB, Series 2008-E, Kent School (Bank of America N.A. LOC), 0.40%, 9/9/09	2,800	2,800

		20,305

District of Columbia - 1.9%
District of Columbia Revenue Bonds, Series 1998-A, Tranche 1 (Wachovia Bank N.A. LOC), 0.13%, 9/1/09	13,875	13,875
District of Columbia Revenue VRDB, Series 2001, Henry J. Kaiser Foundation, 0.39%, 9/9/09	1,200	1,200
District of Columbia Water and Sewer Revenue Bonds, Citicorp Eagle Trust 8121A (FSA Corp. Insured), (1) 0.39%, 9/9/09	7,000	7,000

		22,075

Florida - 5.1%
Citizens Property Insurance Corp. Revenue Notes, Series 2009 A-2, Senior Secured, 4.50%, 6/1/10	8,500	8,555
Gainesville Utility System Revenue VRDB, Series 2008-B, 0.27%, 9/9/09	7,335	7,335
Highlands County Health Facilities Authority Revenue VRDB, Series C, Adventist (SunTrust Bank LOC), 1.30%, 9/9/09	2,800	2,800

MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.0% continued
Florida - 5.1% continued
Jacksonville Electric System Revenue VRDB, Series 2008 Three-A, 0.20%, 9/9/09	$5,600	$5,600
Jacksonville Health Facilities Authority Hospital Revenue VRDB, Series 2008-B, Baptist Medical (Branch Banking & Trust Co. LOC), 0.28%, 9/9/09	9,500	9,500
Orange County Health Facilities Authority Revenue VRDB, Series 2008-D, Orlando Regional (SunTrust Bank LOC), 0.35%, 9/1/09	1,300	1,300
Orange County School Board COPS VRDB, Series 2008-B (Assured Guaranty Insured), 0.47%, 9/9/09	10,700	10,700
Palm Beach County Health Facilities Authority Revenue VRDB, Series 2001, Bethesda Healthcare System Project (SunTrust Bank LOC), 0.35%, 9/1/09	1,500	1,500
Pinellas County Health Facility Authority Revenue Refunding VRDB, Series 2004, Bayfront Projects (SunTrust Bank LOC), 0.35%, 9/1/09	10,000	10,000

		57,290

Georgia - 7.7%
Burke County Development Authority PCR VRDB, Series 2009, Georgia Power Co., Vogtle, 1st Series, 0.14%, 9/2/09	12,000	12,000
Fulton County Development Authority Revenue Bonds, Series 1999, Alfred and Adele Davis (Branch Banking & Trust Co. LOC), 0.33%, 9/9/09	11,845	11,845
Fulton County Development Authority Revenue VRDB, Series 2004, Holy Innocents Episcopal School Project (SunTrust Bank LOC), 1.40%, 9/9/09	1,350	1,350
Fulton County Residential Care Facilities for the Elderly Authority Revenue VRDB, Series C, Lenbrook Project, First Mortgage (Bank of Scotland PLC LOC), 0.28%, 9/9/09	600	600
Macon-Bibb County Hospital Authority Revenue VRDB, Series 2003, Revenue Anticipation Certificates, Medical Center of Central Georgia (SunTrust Bank LOC), 1.40%, 9/9/09	3,320	3,320
Macon-Bibb County Industrial Authority Revenue Refunding and Improvement Bonds, Series 2009, Bass-Sofkee, 0.49%, 9/9/09	11,500	11,500
Monroe County Development Authority PCR VRDB, Series 2009, Georgia Power Co. - Scherer, 1st Series, 0.14%, 9/2/09	600	600
Municipal Electric Authority of Georgia Revenue VRDB, Series B, Project 1 (Dexia Credit Local LOC), 0.40%, 9/9/09	5,400	5,400
Richmond County Development Authority Revenue Bonds, Series 2008-A, MCG Health, Inc. Project (UBS AG LOC), 0.22%, 9/9/09	7,500	7,500
Richmond County Hospital Authority Revenue Bonds, Series 2003, Revenue Anticipation Certificates, University Health Services, Inc. Project (SunTrust Bank LOC), 1.40%, 9/9/09	6,050	6,050
Smyrna Multifamily Housing Authority Revenue Bonds, Series 1997, F & M Villages Project (FNMA Gtd.), 0.28%, 9/9/09	7,220	7,220
State of Georgia G.O. VRDB, Series 2006 H-1, 0.35%, 9/9/09	20,446	20,446

		87,831

MONEY MARKET PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.0% continued
Illinois - 10.0%
Arlington Heights Multifamily Housing Revenue Refunding VRDB, Series 1997, Dunton Tower Apartments Project (Marshall & Ilsley Bank LOC), 2.10%, 9/9/09	$3,800	$3,800
Chicago G.O. VRDB, Series B-1, 0.12%, 9/1/09	3,100	3,100
Series B-2, 0.12%, 9/1/09	18,000	18,000
Chicago G.O. VRDB, Series 21-B-3, Neighborhoods Alive (Bank of America N.A. LOC), 0.22%, 9/1/09	8,900	8,900
Chicago Wastewater Transmission Revenue Refunding VRDB, Subseries 2008 C-1 (Harris N.A. LOC), 0.18%, 9/1/09	800	800
Chicago Water Revenue VRDB, Second Lien, Subseries 2000-2, 0.18%, 9/1/09	5,000	5,000
City of Chicago G.O. Refunding VRDB, Series 2005D, Project Refunding (FSA Corp. Insured), 0.53%, 9/9/09	7,000	7,000
City of Chicago G.O. Refunding VRDB, Series 2007-E, 0.13%, 9/1/09	700	700
City of Springfield Community Improvement Revenue VRDB, Series 2007A, Abraham Lincoln (Harris N.A. LOC), 0.36%, 9/9/09	4,700	4,700
Illinois Educational Facilities Authority Revenue Bonds, Series A, Illinois Institute of Technology Student Housing (Harris N.A. LOC), 0.51%, 9/9/09	7,900	7,900
Illinois Finance Authority Revenue Bonds, Put Option, Series 2005, Mercy Alliance Project (Marshall & Ilsley Bank LOC), 1.69%, 9/9/09	5,255	5,255
Illinois Finance Authority Revenue Bonds, Series 2009 B-1, Art Institute of Chicago (JPMorgan Chase Bank LOC), 0.32%, 9/9/09	6,000	6,000
Illinois Finance Authority Revenue VRDB, Series 2004, Central DuPage Health, 0.19%, 9/1/09	9,830	9,830
Illinois Finance Authority Revenue VRDB, Series 2008, Marwen Foundation Project (Bank of New York LOC), 0.33%, 9/9/09	5,080	5,080
Illinois International Port District Revenue Refunding VRDB, Series 2003 (Bank of America N.A. LOC), 0.34%, 9/9/09	3,000	3,000
Illinois State Tollway Highway Authority Revenue VRDB, Series A-1, Senior Priority, 0.33%, 9/9/09	2,300	2,300
Kane County Revenue Bonds, Series 1993, Glenwood School for Boys (Harris N.A. LOC), 0.82%, 9/9/09	6,000	6,000
Morton Grove Cultural Facilities Revenue VRDB, Series 2006, Holocaust Museum (Bank of America N.A. LOC), 0.30%, 9/9/09	9,500	9,500
Peoria IDR Bonds, Series 1997, Peoria Production Shop Project (JPMorgan Chase Bank LOC), 0.82%, 9/9/09	505	505
Will County Revenue VRDB, Series 2004, Joliet Catholic Academy Project (Harris N.A. LOC), 0.36%, 9/9/09	6,250	6,250

		113,620

MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.0% continued
Indiana - 1.3%
Indiana Bond Bank Revenue Notes, Series 2009-A, Advance Funding Program Notes, 2.00%, 1/5/10	$5,000	$5,015
Indiana Finance Authority Health System Revenue Refunding VRDB, Series 2008-I, Sisters of St. Francis (Wells Fargo Bank N.A. LOC), 0.20%, 9/9/09	3,600	3,600
Indiana Finance Authority Health System Revenue VRDB, Series 2008-G, Sisters of St. Francis Health (Bank of New York LOC), 0.23%, 9/9/09	5,250	5,250
Indiana Health Facility Financing Authority Revenue VRDB, Series 2000, Senior Living Greencroft Obligation Project (Bank of America N.A. LOC), 0.31%, 9/9/09	1,131	1,131

		14,996

Iowa - 0.9%
Iowa Finance Authority Revenue VRDB, Series 2000, YMCA and Rehab Center Project (Bank of America N.A. LOC), 0.38%, 9/9/09	2,000	2,000
Iowa Finance Authority Revenue VRDB, Series 2003A, St. Luke’s Health Foundation of Sioux City Project (General Electric Capital Corp. LOC), 0.32%, 9/9/09	3,100	3,100
Iowa Higher Education Loan Authority Revenue Bonds, Series 2002, Luther College Project (U.S. Bank N.A. LOC), 0.28%, 9/9/09	2,810	2,810
Iowa Higher Education Loan Authority Revenue VRDB, Series 2002, Private College Facilities (Bank of America N.A. LOC), 0.15%, 9/1/09	2,000	2,000

		9,910

Kansas - 0.4%
Kansas Development Finance Authority Revenue VRDB, Series 1998BB, Shalom Village Obligation Group (Citibank N.A. LOC), 0.28%, 9/9/09	4,635	4,635

Kentucky - 0.6%
Fort Mitchell League of Cities Revenue VRDB, Series 2002A, Trust Lease Program (U.S. Bank N.A. LOC), 0.19%, 9/9/09	1,950	1,950
Kentucky Economic Development Finance Authority Revenue Refunding VRDB, Series 2008, Retirement Housing Foundation (KBC Bank N.V. LOC), 0.28%, 9/9/09	4,015	4,015
Morehead League of Cities Revenue VRDB, Series 2004A, Trust Lease Program (U.S. Bank N.A. LOC), 0.19%, 9/9/09	440	440

		6,405

Maryland - 4.9%
Maryland State Community Development Administration Department of Housing and Community Development Revenue VRDB, Series 2008-F, Multifamily (FHLMC Insured), 0.28%, 9/9/09	3,100	3,100
Maryland State Health and Higher Educational Facilities Authority Revenue Bonds, Series A, Pooled Loan Program (JPMorgan Chase Bank LOC), 0.30%, 9/9/09	10,000	10,000
Maryland State Health and Higher Educational Facilities Authority Revenue VRDB, Series A, Adventist Healthcare (Manufacturers & Traders Trust Co. LOC), 0.38%, 9/9/09	11,680	11,680
Series 2005A, Adventist Healthcare (Bank of America N.A. LOC), 0.28%, 9/9/09	11,400	11,400
Maryland State Health and Higher Educational Facilities Authority Revenue VRDB, Series 2008, Frederick Memorial Hospital (Branch Banking & Trust Co. LOC), 0.34%, 9/9/09	8,300	8,300

MONEY MARKET PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.0% continued
Maryland - 4.9% continued
Maryland State Health and Higher Educational Facilities Authority Revenue VRDB, Series 2008-H, University of Maryland Medical System (Manufacturers & Traders Trust Co. LOC), 0.39%, 9/9/09	$11,250	$11,250

		55,730

Massachusetts - 2.6%
Massachusetts State Development Finance Agency Revenue VRDB, Series 2003, Lesley University (Bank of America N.A. LOC), 0.32%, 9/9/09	2,900	2,900
Massachusetts State Development Finance Agency Revenue VRDB, Series 2007, Northfield Mount Hermon (JPMorgan Chase Bank LOC), 0.29%, 9/9/09	23,355	23,355
Massachusetts State Development Finance Agency Revenue VRDB, Series 2007, Seashore Port-Deaconess, Inc. (Banco Santander Central Hispano LOC), 0.25%, 9/9/09	800	800
Massachusetts State G.O. VRDB, Series B, Consolidated Loans, 0.15%, 9/1/09	600	600
Massachusetts State Water Resources Authority Revenue Refunding VRDB, Series 2008-F, 0.17%, 9/9/09	1,500	1,500

		29,155

Michigan - 1.4%
Ann Arbor Economic Development Corp. Limited Obligation Revenue Refunding Bonds, Series B, Glacier Hills Project (JPMorgan Chase Bank LOC), 0.28%, 9/9/09	410	410
Kentwood Economic Development Corp. Revenue VRDB, Series 2002B, Limited Obligation, Holland Home (Bank of America N.A. LOC), 0.28%, 9/9/09	1,275	1,275
Michigan Municipal Bond Authority Revenue Notes, Series 2009-C3, State Aid Notes (Bank of Nova Scotia LOC), 2.50%, 8/20/10	4,000	4,063
State of Michigan G.O. RANS, Series 2008-A, 3.00%, 9/30/09	10,000	10,008

		15,756

Minnesota - 2.6%
Minnesota Agricultural and Economic Development Board Revenue VRDB, Series 2008 C-4, Health Care Facilities - Essentia (Assured Guaranty Insured), 0.21%, 9/1/09	3,100	3,100
Minnesota School District Capital Equipment Borrowing Tax and Aid Program COPS, Series 2009, 2.00%, 9/10/10	13,000	13,196
Minnesota State Higher Education Facilities Authority Revenue VRDB, Series 2007-6Q, Concordia University St. Paul (U.S. Bank N.A. LOC), 0.25%, 9/1/09	1,175	1,175
University of Minnesota Revenue Bonds, Series 1999-A, 0.20%, 9/9/09	12,500	12,500

		29,971

Mississippi - 1.1%
Mississippi Business Finance Corp. Gulf Opportunity Zone Revenue VRDB, Series 2007-D, Chevron USA, Inc. Project, 0.59%, 9/1/09	2,900	2,900
Series 2007-E, Chevron USA, Inc. Project, 0.08%, 9/1/09	9,700	9,700

		12,600

MONEY MARKET PORTFOLIOS 6 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.0% continued
Missouri - 1.7%
Chesterfield IDA Educational Facilities Revenue VRDB, Series 2003, Gateway Academy, Inc. Project (U.S. Bank N.A. LOC), 0.20%, 9/1/09	$370	$370
Kansas City IDA Multifamily Housing Revenue Refunding VRDB, Coach House South Apartments (FHLMC LOC), 0.35%, 9/9/09	1,800	1,800
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 1999B, St. Louis University, 0.18%, 9/1/09	2,415	2,415
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2002, Missouri Baptist College (U.S. Bank N.A. LOC), 0.18%, 9/1/09	2,100	2,100
St. Joseph IDA Health Facilities Revenue VRDB, Series 2009-A, Heartland Regional Medical Center (U.S. Bank N.A. LOC), 0.20%, 9/9/09	6,000	6,000
St. Louis County IDA Revenue Bonds, Series 2008-A, International Lutheran Laymens Project (Fifth Third Bank LOC), 3.10%, 9/1/09	7,055	7,055

		19,740

Nevada - 0.2%
Carson City Hospital Revenue VRDB, Series 2003-B, Carson Tahoe Hospital Project (U.S. Bank N.A. LOC), 0.28%, 9/9/09	2,700	2,700

New Hampshire - 1.5%
New Hampshire Health and Education Facilities Authority Revenue VRDB, Series 2004-B, Kendal at Hanover (FHLB Boston LOC), 0.27%, 9/9/09	2,500	2,500
New Hampshire Health and Education Facilities Authority Revenue VRDB, Series 2008, Riverwoods Exeter (Bank of America N.A. LOC), 0.28%, 9/9/09	14,665	14,665

		17,165

New Mexico - 0.8%
New Mexico Finance Authority Revenue Refunding Bonds, Subseries 2008 B-2, Sub Lien (UBS AG LOC), 0.17%, 9/9/09	9,200	9,200

New York - 4.2%
Metropolitan Transportation Authority Tax Exempt Revenue Bonds, Series 2007-C, Municipal CP Notes (ABN AMRO Bank N.V. LOC), 0.45%, 9/3/09	10,000	10,000
Series 2007-C, Municipal CP Notes (ABN AMRO Bank N.V. LOC), 0.45%, 9/24/09	20,000	20,000
Nassau Health Care Corp. Revenue VRDB, Series 2009, Subseries B-2 (Toronto-Dominion Bank LOC), 0.17%, 9/9/09	10,000	10,000
New York City Industrial Development Agency Civic Revenue VRDB, Sephardic Community Youth Center (Manufacturers & Traders Trust Co. LOC), 0.44%, 9/9/09	7,500	7,500

		47,500

North Carolina - 1.5%
Charlotte G.O. VRDB, 0.33%, 9/9/09	5,400	5,400
North Carolina Medical Care Commission Healthcare Facilities Revenue VRDB, Series 2009-B, Wakemed (Wachovia Bank N.A. LOC), 0.28%, 9/9/09	9,400	9,400
Raleigh COPS VRDB, Series B, Downtown, 0.45%, 9/9/09	900	900

MONEY MARKET PORTFOLIOS 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.0% continued
North Carolina - 1.5% continued
University of North Carolina Revenue Bonds, Citigroup Eagle 720053014 Class 2005A, (1) 0.29%, 9/9/09	$800	$800

		16,500

Ohio - 0.8%
Cuyahoga County Revenue VRDB, Subseries 2004-B1, Cleveland Clinic, 0.12%, 9/1/09	5,500	5,500
Franklin County Hospital Revenue Refunding VRDB, Series 1996-B, U.S. Health Corp. of Columbus (U.S. Bank N.A. LOC), 0.20%, 9/9/09	95	95
Middletown Development Revenue Bonds, Series 2003, Bishop Fenwick High School Project (JPMorgan Chase Bank LOC), 0.27%, 9/9/09	2,435	2,435
Ohio State Higher Educational Facilities Revenue VRDB, Series 2007, Ohio Dominican University Project (JPMorgan Chase Bank LOC), 0.28%, 9/9/09	700	700
Warren County Health Care Facilities Revenue Improvement VRDB, Series 1998-B, Otterbein Homes (U.S. Bank N.A. LOC), 0.21%, 9/9/09	600	600

		9,330

Oregon - 1.4%
Medford Hospital Facilities Authority Revenue Refunding VRDB, Series 2009, Rogue Valley Manor Project (Wells Fargo Bank N.A. LOC), 0.18%, 9/1/09	4,900	4,900
Oregon State G.O. TANS, Series 2009A, 2.50%, 6/30/10	11,000	11,184

		16,084

Pennsylvania - 3.1%
Beaver County IDA Revenue VRDB, Series B, First Energy Nuclear (Citibank N.A. LOC), 0.27%, 9/9/09	12,600	12,600
Berks County Municipal Authority Revenue VRDB, Series 2008-A, Phoebe-Devitt Home Project (Banco Santander Central Hispano LOC), 0.28%, 9/9/09	6,000	6,000
Lancaster IDA Revenue VRDB, Series 2007, Mennonite Home Project (Manufacturers & Traders Trust Co. LOC), 0.44%, 9/9/09	9,600	9,600
Ridley School District G.O., Series 2009 (Toronto-Dominion Bank LOC), 0.30%, 9/9/09	3,000	3,000
Southcentral General Authority Revenue VRDB, Series 2008-B, Wellspan Health Obligation Group (RBS Citizens N.A. LOC), 1.62%, 9/9/09	1,800	1,800
Series 2008-D, Wellspan Health Obligation Group (SunTrust Bank LOC), 1.62%, 9/9/09	1,600	1,600

		34,600

South Carolina - 1.2%
Piedmont Municipal Power Agency Revenue VRDB, Series 2008-C (Assured Guaranty Insured), 0.50%, 9/9/09	12,500	12,500
South Carolina Transportation Infrastructure Bank Revenue Refunding VRDB, Series B2 (Branch Banking & Trust Co. LOC), 0.32%, 9/9/09	1,085	1,085

		13,585

Tennessee - 2.5%
Alcoa and Maryville Cities and Blount County IDB Revenue VRDB, Series 2009-A, Local Government Improvement (Branch Banking & Trust Co. LOC), 0.33%, 9/9/09	6,075	6,075

MONEY MARKET PORTFOLIOS 8 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.0% continued
Tennessee - 2.5% continued
Blount County Public Building Authority Revenue VRDB, Series 2008 E-1-A, Local Government Improvement (Branch Banking & Trust Co. LOC), 0.33%, 9/1/09	$5,500	$5,500
Clarksville Public Building Authority Revenue Bonds, Series 2003, Pooled Financing Tennessee Municipal Bond Fund (Bank of America N.A. LOC), 0.14%, 9/1/09	1,400	1,400
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board Revenue Refunding VRDB, Series 2002, Timberlake Project, Multifamily (FNMA Insured), 0.34%, 9/9/09	7,450	7,450
Metropolitan Government Nashville and Davidson County IDB Revenue Refunding VRDB, Series 2002, University of Nashville Project (SunTrust Bank LOC), 1.60%, 9/9/09	1,300	1,300
Tennergy Corp. Gas Revenue Bonds, STARS Trust Receipts 1260B (BNP Paribas LOC), (1) 0.39%, 9/9/09	4,665	4,665
Williamson County IDB Revenue Bonds, Series 2003, Currey Ingram Academy Project (SunTrust Bank LOC), 1.32%, 9/9/09	2,160	2,160

		28,550

Texas - 11.9%
Granbury Independent School District G.O. P-Floats, Series 1999 SG-129 (PSF of Texas Gtd.), (1) 0.39%, 9/9/09	430	430
Harris County Cultural Education Facilities Finance Corp. Revenue VRDB, Subseries C-1, Methodist Hospital, 0.12%, 9/1/09	55,000	55,000
HFDC of Central Texas, Inc. Retirement Facilities Revenue Bonds, Series 2006B (BNP Paribas LOC), 0.31%, 9/9/09	2,000	2,000
Houston Independent School District G.O. VRDB, Series 2004, Schoolhouse (PSF of Texas Gtd.), 0.25%, 9/9/09	9,215	9,215
Katy Independent School District G.O. VRDB, Series C, Fort Bend, Harris and Waller Counties, CSH Building (PSF of Texas Gtd.), 0.25%, 9/9/09	10,000	10,000
Lufkin Health Facilities Development Corp. Revenue Refunding VRDB, Memorial Health System East Texas (Wachovia Bank N.A. LOC), 0.15%, 9/1/09	3,500	3,500
Northside Independent School District G.O. VRDB, Series 2009, School Building (PSF of Texas Gtd.), 1.20%, 6/1/10	9,000	9,000
Princeton Independent School District G.O., Soc Gen Series 2003 SGB-41 (PSF of Texas Gtd.), (1) 0.27%, 9/9/09	4,750	4,750
State of Texas TRANS, Series 2009, 2.50%, 8/31/10	20,000	20,407
Texas State Transportation Commission Revenue VRDB, Series B, First Tier, 0.20%, 9/9/09	1,300	1,300
Texas Water Development Board Revenue Refunding VRDB, Series 2007-A, Sub Lien, 0.15%, 9/1/09	14,725	14,725
Waco Educational Finance Corp. Revenue Refunding VRDB, Series 2008-A, Baylor University, 0.19%, 9/9/09	4,400	4,400

		134,727

MONEY MARKET PORTFOLIOS 9 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.0% continued
Utah - 1.1%
Murray City Hospital Revenue VRDB, Series 05-D, IHC Health Services, Inc., 0.20%, 9/1/09	$5,000	$5,000
Salt Lake Valley Fire Service Area TRANS, Series 2009, 1.50%, 12/31/09	3,000	3,005
Utah Water Finance Agency Revenue VRDB, Series 2008-B, (1) 0.32%, 9/9/09	3,900	3,900

		11,905

Virginia - 0.7%
Charlottesville IDA Educational Facilities Revenue Bonds, Series 2006-A, University of Virginia Foundation Projects (Wachovia Bank N.A. LOC), 0.28%, 9/9/09	7,925	7,925

Washington - 5.2%
Energy Northwest Electric Revenue Refunding VRDB, Subseries 2008 F-1, Project 3, 0.40%, 9/9/09	17,000	17,000
Subseries 2008 F-2, Project 3, 0.40%, 9/9/09	5,000	5,000
Washington State Health Care Facilities Authority Revenue Bonds, Series 05-C-1, Overlake Hospital Medical Center (KeyBank N.A. LOC), 2.30%, 9/9/09	10,000	10,000
Washington State Higher Education Facilities Authority Revenue Refunding VRDB, Series 2008, Seattle Pacific University (U.S. Bank N.A. LOC), 0.23%, 9/9/09	13,600	13,600
Washington State Higher Education Facilities Authority Revenue VRDB, Series B, Puget Sound Project (Bank of America N.A. LOC), 0.35%, 9/9/09	6,000	6,000
Washington State Housing Finance Commission Nonprofit Revenue Refunding VRDB, Series 2003, Emerald Heights Project (Bank of America N.A. LOC), 0.35%, 9/1/09	3,165	3,165
Washington State Housing Finance Commission Nonprofit Revenue VRDB, Series 2000, Living Care Centers Project (Wells Fargo Bank N.A. LOC), 0.27%, 9/9/09	2,045	2,045
Washington State Housing Finance Commission Nonprofit Revenue VRDB, Series 2003, Gonzaga Preparatory School Project (Bank of America N.A. LOC), 0.38%, 9/9/09	1,775	1,775

		58,585

West Virginia - 0.7%
West Virginia State Hospital Finance Authority Revenue Refunding VRDB, Series 2009-A, West Virginia United Health (Branch Banking & Trust Co. LOC), 0.28%, 9/9/09	7,600	7,600

Wisconsin - 2.5%
La Crosse Development Revenue VRDB, Series 2008, University of Wisconsin - La Crosse Foundation (Wells Fargo Bank N.A. LOC), 0.39%, 9/9/09	900	900
Wisconsin Health and Educational Facilities Authority Revenue Refunding Bonds, Series 2008 B-3, Marquette University (JPMorgan Chase Bank LOC), 0.39%, 9/9/09	4,100	4,100
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2009, Goodwill Industries Southeastern Wisconsin (U.S. Bank N.A. LOC), 0.28%, 9/9/09	5,000	5,000
Wisconsin Health and Educational Facilities Authority Revenue Refunding VRDB, Series 2005, Lutheran Home, Put Option (Marshall & Ilsley Bank LOC), 1.59%, 9/9/09	4,680	4,680

MONEY MARKET PORTFOLIOS 10 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.0% continued
Wisconsin - 2.5% continued
Wisconsin Health and Educational Facilities Authority Revenue Refunding VRDB, Series 2008-B, Medical College (U.S. Bank N.A. LOC), (1) 0.24%, 9/9/09	$9,600	$9,600
Wisconsin Health and Educational Facilities Authority Revenue Refunding VRDB, Series 2009, Lawrence University (JPMorgan Chase Bank LOC), 0.39%, 9/9/09	4,450	4,450

		28,730

Wyoming - 1.8%
Lincoln County PCR Bonds, Series 1984-A, Exxon Project (Exxon Mobil Corp. Gtd.), 0.08%, 9/1/09	10,000	10,000
Series 1984-D, Exxon Project (Exxon Mobil Corp. Gtd.), 0.08%, 9/1/09	6,300	6,300
Lincoln County PCR Bonds, Series 1994, Pacificorp Project (Wells Fargo Bank N.A. LOC), 0.25%, 9/9/09	3,200	3,200
Platte County PCR Bonds, Series 1984A, Tri-State Generation & Transmission (National Rural Utility Cooperative Finance Co. Gtd.), 0.85%, 9/1/09	1,000	1,000

		20,500

Total Municipal Investments (Cost $1,111,691)		1,111,691

EURODOLLAR TIME DEPOSIT - 3.5%
Non-U.S. Depository Institution - 3.5%
Societe Generale, Grand Cayman, 0.18%, 9/1/09	40,000	40,000

Total Eurodollar Time Deposit (Cost $40,000)		40,000

Total Investments - 101.5% (Cost $1,151,691) (2)		1,151,691

Liabilities less Other Assets - (1.5)%		(16,559)

NET ASSETS - 100.0%		$1,135,132

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The cost for federal income tax purposes was $1,151,691.

Percentages shown are based on Net Assets.

At August 31, 2009, the industry sectors for the Tax-Exempt Portfolio were:

INDUSTRY SECTOR	% OF NET ASSETS
Air, Transportation, Water Services and Solid Waste Management	6.3%
Educational Services	18.3
Electric Services, Gas and Combined Utilities	8.0
Executive, Legislative and General Government	15.2
General Medical, Surgical and Nursing and Personal Care	11.2
Health Services and Residential Care	16.7
Urban and Community Development, Housing Programs and Social Services	9.3
All other sectors less than 5%	15.0

Total	100.0%

MONEY MARKET PORTFOLIOS 11 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Tax-Exempt Portfolio’s investments and other financial instruments, which are carried at fair value, as of August 31, 2009:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Tax-Exempt Portfolio	$—	$1,151,691	(1)	$—	$1,151,691

(1)	Classifications as defined in the Schedule of Investments.

MONEY MARKET PORTFOLIOS 12 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

ABBREVIATIONS AND OTHER INFORMATION

TAX-EXEMPT PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

ABAG    Association of Bay Area Governments

COPS    Certificates of Participation

CP    Commercial Paper

FHLB    Federal Home Loan Bank

FHLMC    Federal Home Loan Mortgage Corporation

FNMA    Federal National Mortgage Association

FSA    Financial Security Assurance

G.O.    General Obligation

Gtd.    Guaranteed

IDA    Industrial Development Authority

IDB    Industrial Development Board

IDR    Industrial Development Revenue

LOC    Letter of Credit

P-Floats    Puttable Floating Rate Securities

PCR    Pollution Control Revenue

PSF    Permanent School Fund

RANS    Revenue Anticipation Notes

SGB    Societe Generale Bank

Soc Gen    Societe Generale

STARS    Short Term Adjustable Rate Securities

TANS    Tax Anticipation Notes

TRANS    Tax and Revenue Anticipation Notes

TSB    Trustee Savings Bank

VRDB    Variable Rate Demand Bonds

MONEY MARKET PORTFOLIOS 13 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.5%
Alabama - 0.8%
Chatom IDB Gulf Opportunity Zone Revenue Bonds, Series 2008-A, Powersouth Energy Cooperative Project, 2.85%, 11/15/09	$10,000	$10,000
Columbia IDB PCR Refunding Bonds, Series 1995-C, Alabama Power Co. Project (Alabama Power Gtd.), 0.14%, 9/1/09	10,000	10,000
Montgomery IDB Pollution Control and Solid Waste Disposal Revenue Refunding VRDB, Series 2005, General Electric Co. Project (General Electric Co. Gtd.), 0.11%, 9/1/09	15,000	15,000
West Jefferson IDB PCR Refunding Bonds, Series 1998, Alabama Power Co. Project, 0.49%, 9/9/09	10,000	10,000

		45,000

Arizona - 1.5%
Apache County IDA Revenue Bonds, Series 1983-A, Tucson Electric Power (ABN AMRO Bank N.V. LOC), 0.29%, 9/9/09	24,325	24,325
Arizona Health Facilities Authority Revenue Bonds, Series 2003B-1, The Terraces Project (Lloyds TSB Bank LOC), 0.29%, 9/9/09	3,255	3,255
Arizona Health Facilities Authority Revenue Refunding Bonds, Series 2007, The Terraces Project (Banco Santander Central Hispano LOC), 0.28%, 9/9/09	20,400	20,400
Arizona Health Facilities Authority Revenue VRDB, Series 2002, Royal Oaks Project (Bank of America N.A. LOC), 0.28%, 9/9/09	11,800	11,800
Arizona Health Facilities Authority Revenue VRDB, Series 2008-B, Banner Health (Bank of Nova Scotia LOC), 0.23%, 9/9/09	3,520	3,520
Series 2008-C, Banner Health (Bank of Nova Scotia LOC), 0.28%, 9/9/09	100	100
Arizona State Board of Regents University System Revenue Refunding VRDB, Series 2008-A (Lloyds TSB Bank LOC), 0.18%, 9/9/09	1,600	1,600
Tucson IDA Revenue VRDB, Series 2002A, Family Housing Resources Projects (FNMA LOC), 0.30%, 9/9/09	5,000	5,000
Yuma IDA Hospital Revenue VRDB, Series 2008, Yuma Regional Medical Center (JPMorgan Chase Bank LOC), (1) 0.28%, 9/9/09	18,100	18,100

		88,100

California - 5.4%
ABAG Finance Authority for Nonprofit Corp. Revenue VRDB, Series 2004, California Senior Living, Elder Care Alliance (Lloyds TSB Bank LOC), 0.20%, 9/9/09	9,585	9,585
ABAG Finance Authority for Nonprofit Corp. Revenue VRDB, Series A, Elder Care Alliance (Banco Santander Central Hispano LOC), 0.20%, 9/9/09	30,000	30,000
Antelope Valley-East Kern Water Agency COPS VRDB, Series 2008 A-2 (Wells Fargo Bank N.A. LOC), 0.18%, 9/9/09	8,150	8,150
Bay Area Toll Authority Toll Bridge Revenue Bonds, Citi ROCS RR-II-R-12019, (1) 0.29%, 9/9/09	21,000	21,000
California Health Facilities Financing Authority Revenue Bonds, Series B1, Stanford Hospital (FSA Corp. Insured), 0.65%, 9/9/09	12,200	12,200

MONEY MARKET PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.5% continued
California - 5.4% continued
California State Department of Water Resources and Power Supply Revenue VRDB, Series 2002B-2 (BNP Paribas LOC), 0.08%, 9/1/09	$47,157	$47,157
Series 2002C-5 (Dexia Credit Local LOC), 0.35%, 9/9/09	21,000	21,000
Subseries G3 (FSA Corp. Insured), 0.55%, 9/9/09	900	900
California State Economic Recovery G.O. VRDB, Series 2004C-16 (FSA Corp. Insured), 0.75%, 9/9/09	8,410	8,410
California State G.O. VRDB, Series A, Subseries A-3 (Bank of America N.A. LOC), 0.26%, 9/9/09	25,380	25,380
California Statewide Communities Development Authority Revenue VRDB, Series 2007A, Sweep Loan Program (Citibank N.A. LOC), 0.25%, 9/9/09	1,300	1,300
Los Angeles Department of Water and Power Waterworks Revenue VRDB, Subseries 2001B-1, 0.15%, 9/9/09	5,800	5,800
Orange County Sanitation District COPS VRDB, Series 2000-A, 0.18%, 9/1/09	3,000	3,000
Richmond Redevelopment Agency Multifamily Revenue Refunding VRDB, Series A, Summit Hilltop (FNMA Gtd.), 0.24%, 9/9/09	13,380	13,380
Riverside County Community Facilities District Refunding VRDB, Special Tax, Number 88-4, Winchester Ranch (Comerica Bank LOC), 0.28%, 9/9/09	11,300	11,300
Riverside County Multifamily Housing Authority Revenue Refunding VRDB, Series C, Tyler Springs Apartments (FNMA Gtd.), 0.25%, 9/9/09	8,250	8,250
San Diego County Regional Transportation Commission Sales Limited Tax Revenue VRDB, Series 2008-D, 0.40%, 9/9/09	31,100	31,100
San Francisco City and County Redevelopment Agency Multifamily Housing Revenue VRDB, Series 1985B, Bayside Village Project (JPMorgan Chase Bank LOC), 0.21%, 9/9/09	14,200	14,200
San Jose Multifamily Housing Revenue Refunding VRDB, Series A, Kimberly Woods Apartments (FHLMC LOC), 0.23%, 9/9/09	8,100	8,100
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding VRDB, Series 2008-A, 0.30%, 9/9/09	28,710	28,710
State of California G.O. VRDB, Series 2005, Subseries B-6 (KBC Bank N.V. LOC), 0.18%, 9/1/09	6,900	6,900

		315,822

Colorado - 2.9%
Base Village Metropolitan District Number 2 G.O. VRDB, Limited Tax, Junior Series 2008-B (U.S. Bank N.A. LOC), 0.39%, 9/9/09	6,510	6,510
Castle Pines North Finance Corp. COPS VRDB, Series 2009 (Wells Fargo Bank N.A. LOC), 0.35%, 9/9/09	1,000	1,000
Castle Pines North Metropolitan District G.O. Refunding VRDB, Series 2006-C, Limited Tax (U.S. Bank N.A. LOC), 0.35%, 9/9/09	2,305	2,305

MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.5% continued
Colorado - 2.9% continued
Colorado Educational and Cultural Facilities Authority Revenue Bonds, Concordia University Irvine Project (U.S. Bank N.A. LOC), 0.25%, 9/1/09	$3,755	$3,755
Colorado Educational and Cultural Facilities Authority Revenue Bonds, Immanuel Lutheran School Project (Bank of America N.A. LOC), 0.25%, 9/1/09	6,240	6,240
Colorado Educational and Cultural Facilities Authority Revenue Bonds, Series 2005, Bear Creek School Project (U.S. Bank N.A. LOC), 0.28%, 9/9/09	6,880	6,880
Colorado Educational and Cultural Facilities Authority Revenue Bonds, Series 2006, Presentation School (U.S. Bank N.A. LOC), 0.28%, 9/9/09	7,250	7,250
Colorado Health Facilities Authority Revenue Refunding VRDB, Series 2008, The Evangelical (U.S. Bank N.A. LOC), 0.32%, 9/9/09	2,300	2,300
Colorado Health Facilities Authority Revenue VRDB, Series 2002, Sisters of Charity Leavenworth Health, 0.30%, 9/9/09	2,500	2,500
Colorado Health Facilities Authority Revenue VRDB, Series 2002, Total Long Term Care Project (U.S. Bank N.A. LOC), 0.32%, 9/9/09	2,780	2,780
Colorado Health Facilities Authority Revenue VRDB, Series 2004B, Adventist Health System Sunbelt (SunTrust Bank LOC), 1.30%, 9/9/09	11,285	11,285
Colorado Health Facilities Authority Revenue VRDB, Series 2006-A, Golden West Manor (U.S. Bank N.A. LOC), 0.35%, 9/9/09	6,480	6,480
Colorado Health Facilities Authority Revenue VRDB, Series 2008, Frasier Meadows Community Project (JPMorgan Chase Bank LOC), 0.28%, 9/9/09	3,200	3,200
Colorado Housing and Finance Authority SFM Revenue Bonds, Series 2006, Class 1-B-2, 0.30%, 9/9/09	9,800	9,800
Colorado Springs School District Number 11 Facilities Corp. Refunding COPS, Series 2004 (FSA Corp. Insured), 0.65%, 9/9/09	3,375	3,375
Colorado Springs Utilities System Revenue VRDB, Series 2007-A, 0.52%, 9/9/09	34,215	34,215
Colorado State Education Loan Program TRANS, Series 2009, 2.00%, 8/12/10	7,000	7,095
Denver City and County Multifamily Housing Revenue Bonds, Series 1985, Ogden Residences Project (CALYON LOC), 0.33%, 9/1/09	1,700	1,700
Denver Urban Renewal Authority Tax Increment Revenue VRDB, Series 2008 A-2, Tax Allocation, Stapleton (U.S. Bank N.A. LOC), 0.30%, 9/9/09	800	800
Larkridge G.O. VRDB, Series 2004, Metropolitan District Number 1 (U.S. Bank N.A. LOC), 0.32%, 9/9/09	10,000	10,000
Steamboat Springs Redevelopment Authority Tax Increment Revenue Bonds, Series 2007, Base Area Redevelopment Project (Wells Fargo Bank N.A. LOC), 0.35%, 9/9/09	7,400	7,400
Telluride Excise Tax Revenue VRDB, Series 2007, VY Floor Open Space Project (KeyBank N.A. LOC), 3.55%, 9/9/09	6,460	6,460

MONEY MARKET PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.5% continued
Colorado - 2.9% continued
Traer Creek Metropolitan District Revenue VRDB, Series 2002, Avon (BNP Paribas LOC), 0.45%, 9/9/09	$13,270	$13,270
Traer Creek Metropolitan District Revenue VRDB, Series 2004 (BNP Paribas LOC), 0.45%, 9/9/09	10,200	10,200

		166,800

Connecticut - 0.2%
Connecticut State Health and Educational Facilities Authority Revenue VRDB, Series V-1, Yale University, 0.10%, 9/1/09	7,400	7,400
Connecticut State Health and Educational Facilities Authority Revenue VRDB, Series 2005-F, Wesleyan University, 0.30%, 9/9/09	3,160	3,160

		10,560

District of Columbia - 1.2%
District of Columbia G.O., Citi ROCS RR-II-R-11180WF (Wells Fargo & Co. Gtd.), (1) 0.34%, 9/9/09	16,320	16,320
District of Columbia G.O. Refunding VRDB, Series 2008-C (Dexia Credit Local LOC), 0.55%, 9/9/09	12,000	12,000
Series D (Dexia Credit Local LOC), 0.45%, 9/9/09	20,000	20,000
District of Columbia Revenue VRDB, Series 2000-C, George Washington University (Bank of America N.A. LOC), 0.24%, 9/9/09	7,220	7,220
District of Columbia Revenue VRDB, Series 2001, Henry J. Kaiser Foundation, 0.39%, 9/9/09	4,700	4,700
District of Columbia Revenue VRDB, Series 2003, American Psychological Association Project (Bank of America N.A. LOC), 0.35%, 9/9/09	2,250	2,250
District of Columbia Revenue VRDB, Series 2007, Preparatory Academy (Manufacturers & Traders Trust Co. LOC), 0.44%, 9/9/09	9,580	9,580

		72,070

Florida - 7.8%
Broward County Educational Facilities Authority Revenue Bonds, City College Project (Citibank N.A. LOC), 0.28%, 9/9/09	10,795	10,795
Capital Trust Agency Housing Revenue VRDB, Series 2008-A, Atlantic Housing Foundation (FNMA LOC), 0.35%, 9/9/09	14,470	14,470
Charlotte County Utility Revenue Refunding VRDB, Series 2003A (FSA Corp. Insured), 0.31%, 9/9/09	5,400	5,400
Citizens Property Insurance Corp. Revenue Notes, Series 2009 A-2, Senior Secured, 4.50%, 6/1/10	25,000	25,161
Florida Keys Aqueduct Authority Water Revenue Refunding VRDB, Series 2008 (Toronto-Dominion Bank LOC), 0.20%, 9/9/09	10,500	10,500
Florida Multifamily Housing Finance Agency Revenue Bonds, Series 1985, Huntington (FHLMC Gtd.), 0.28%, 9/9/09	4,000	4,000
Florida Multifamily Housing Finance Agency Revenue Bonds, Series 1985, River Oaks (FHLMC Insured), 0.34%, 9/9/09	4,200	4,200

MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.5% continued
Florida - 7.8% continued
Florida Multifamily Housing Finance Corp. Revenue Refunding Bonds, Series 1998, South Pointe Project (FNMA Insured), 0.34%, 9/9/09	$3,900	$3,900
Florida Multifamily Housing Finance Corp. Revenue Refunding VRDB, Series 2004, Maitland Apartments (FHLMC Gtd.), 0.35%, 9/9/09	19,375	19,375
Florida Multifamily Housing Finance Corp. Revenue Refunding VRDB, Series C, Monterey Lake (FHLMC LOC), 0.30%, 9/9/09	7,325	7,325
Florida Multifamily Housing Finance Corp. Revenue Refunding VRDB, Series K, Reflections (FHLMC Gtd.), 0.31%, 9/9/09	13,500	13,500
Florida Multifamily Housing Finance Corp. Revenue VRDB, Series 2008 L, Hudson Ridge Apartments (FHLB LOC), 0.38%, 9/9/09	11,250	11,250
Florida State Board of Education G.O., Eagle 720050054 - Class A, (1) 0.29%, 9/9/09	10,000	10,000
Gainesville Utility System Revenue VRDB, Series 2008-B, 0.27%, 9/9/09	4,430	4,430
Halifax Hospital Medical Center Revenue Refunding VRDB, Series 2008 (Wachovia Bank N.A. LOC), 0.28%, 9/9/09	14,000	14,000
Hernando County IDR VRDB, Series 2008, Goodwill Industries-Suncoast, Inc. (SunTrust Bank LOC), 1.40%, 9/9/09	5,000	5,000
Highlands County Health Facilities Authority Revenue Bonds, Series B, Adventist Health (SunTrust Bank LOC), 1.30%, 9/9/09	85,000	85,000
Highlands County Health Facilities Authority Revenue Refunding VRDB, Series 2006-A, Adventist Health (FSA Corp. Insured), 0.75%, 9/9/09	32,236	32,236
Highlands County Health Facilities Authority Revenue VRDB, Series 2003B, Adventist Health System (SunTrust Bank LOC), 0.45%, 9/9/09	17,450	17,450
Series 2007 A-2, Adventist Health System, 0.25%, 9/9/09	10,000	10,000
Highlands County Health Facilities Authority Revenue VRDB, Series B, Adventist (SunTrust Bank LOC), 1.40%, 9/9/09	2,500	2,500
Series 2, Adventist (SunTrust Bank LOC), 1.30%, 9/9/09	11,200	11,200
Jacksonville Electric System Revenue VRDB, Series 2008 Three-A, 0.20%, 9/9/09	11,000	11,000
JEA Electric System Revenue VRDB, Series Three D-2-A, 0.20%, 9/9/09	9,900	9,900
Lakeland Energy System Revenue Refunding VRDB, Series 2008-A (BNP Paribas LOC), 0.19%, 9/9/09	14,900	14,900
Lee County Multifamily HFA Revenue Refunding Bonds, Series 1995-A, Forestwood Apartments Project (FNMA Gtd.), 0.34%, 9/9/09	11,085	11,085
Miami-Dade County Health Facilities Authority Revenue Bonds, Series 2006 B-2, Miami Children’s Hospital Project (Wachovia Bank N.A. LOC), 0.35%, 9/9/09	19,475	19,475

MONEY MARKET PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.5% continued
Florida - 7.8% continued
Orange County Health Facilities Authority Revenue VRDB, Series 1995, Adventist Health System Group (SunTrust Bank LOC), 1.30%, 9/9/09	$20,000	$20,000
Orange County Health Facilities Authority Revenue VRDB, Series 2008-D, Orlando Regional (SunTrust Bank LOC), 0.35%, 9/1/09	2,800	2,800
Orange County Multifamily HFA Revenue Refunding VRDB, Series 1997, Post Fountains Project (FNMA Gtd.), 0.33%, 9/9/09	2,550	2,550
Orange County School Board COPS VRDB, Series 2008-B (Assured Guaranty Insured), 0.47%, 9/9/09	6,300	6,300
Orlando and Orange County Expressway Authority Revenue Refunding VRDB, Subseries 2008-B2 (SunTrust Bank LOC), 1.00%, 9/9/09	20,000	20,000
Palm Beach County School Board COPS, Series 2002B (FSA Corp. Insured), 0.40%, 9/9/09	7,975	7,975
St. Petersburg Health Facilities Authority Revenue VRDB, Series 2005-A-1, Children’s Hospital (Wachovia Bank N.A. LOC), 0.28%, 9/9/09	4,500	4,500
Volusia County Multifamily HFA Revenue Refunding Bonds, Series 2002, Anatole Apartments (FNMA Insured), 0.30%, 9/9/09	3,345	3,345

		455,522

Georgia - 2.1%
Atlanta Revenue TANS, 1.75%, 12/31/09	18,980	19,058
Burke County Development Authority PCR Bonds, Series 1992, First Series, Georgia Power Plant Vogtle Project (Georgia Power Gtd.), 0.11%, 9/1/09	6,300	6,300
Clayton County Housing Authority Revenue Bonds, Series 1985, Rivers Edge Development (FHLMC Gtd.), 0.35%, 9/9/09	1,500	1,500
Clayton County Multifamily Housing Authority Revenue Refunding Bonds, Series 1990-A, Huntington Woods (FSA Corp. Insured), 2.24%, 9/9/09	7,530	7,530
Clayton County Multifamily Housing Authority Revenue Refunding Bonds, Series 1990-F, Ten Oaks Apartments (FSA Corp. Insured), 2.24%, 9/9/09	6,280	6,280
Cobb County Kennestone Hospital Authority Revenue VRDB, Series A (Bank of America N.A. LOC), 0.35%, 9/9/09	7,500	7,500
Cobb County Multifamily Housing Authority Revenue Bonds, Post Mill Project (FNMA Gtd.), 0.28%, 9/9/09	2,000	2,000
Cobb County Multifamily Housing Authority Revenue Refunding VRDB, Series 1999, Six Flags Association (FHLMC LOC), 0.35%, 9/9/09	5,290	5,290
Cobb County Multifamily Housing Authority Revenue VRDB, Series 1996, Post Bridge Project (FNMA Insured), 0.28%, 9/9/09	3,300	3,300
Fulco Hospital Authority Revenue VRDB, Anticipatory Certificates, Series 1997, Shepherd Center, Inc. Project (Branch Banking & Trust Co. LOC), 0.21%, 9/9/09	15,500	15,500
Fulton County Development Authority Revenue VRDB, Series 2004, Holy Innocents Episcopal School Project (SunTrust Bank LOC), 1.40%, 9/9/09	1,500	1,500
Gwinnett County Multifamily Housing Authority Revenue VRDB, Series 1996, Post Corners Project (FNMA Gtd.), 0.34%, 9/9/09	7,400	7,400

MONEY MARKET PORTFOLIOS 6 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.5% continued
Georgia - 2.1% continued
Monroe Country Development Authority PCR VRDB, Scherer Project, 0.16%, 9/1/09	$3,900	$3,900
Monroe County Development Authority PCR VRDB, Series 2009, Georgia Power Co. - Scherer, 1st Series, 0.14%, 9/2/09	7,600	7,600
Richmond County Development Authority Revenue Bonds, Series 2008-A, MCG Health, Inc. Project (UBS AG LOC), 0.22%, 9/9/09	6,800	6,800
Richmond County Hospital Authority Revenue Bonds, Series 2003, Revenue Anticipation Certificates, University Health Services, Inc. Project (SunTrust Bank LOC), 1.40%, 9/9/09	3,750	3,750
Roswell Multifamily Housing Authority Revenue Refunding VRDB, Series 1994, Wood Crossing Project (FHLMC LOC), 0.33%, 9/9/09	3,300	3,300
Roswell Multifamily Housing Authority Revenue Refunding VRDB, Series 1996, Azalea Park Apartments (FNMA Insured), 0.30%, 9/9/09	5,400	5,400
Roswell Multifamily Housing Authority Revenue Refunding VRDB, Series 2002, Chambrel at Roswell Project (FNMA Gtd.), 0.35%, 9/9/09	2,200	2,200
Smyrna Multifamily Housing Authority Revenue Bonds, Series 1997, F & M Villages Project (FNMA Gtd.), 0.28%, 9/9/09	1,450	1,450
State of Georgia G.O. VRDB, Series 2006 H-1, 0.35%, 9/9/09	2,815	2,815

		120,373

Hawaii - 0.2%
Hawaii State Department of Budget and Finance Revenue VRDB, Series 2009-B, The Queens Health (Bank of America N.A. LOC), 0.33%, 9/9/09	5,000	5,000
Hawaii State Multifamily Housing Finance and Development Corp. Revenue VRDB, Series 2008, Lokahi Ka’u (FHLMC LOC), 0.29%, 9/9/09	5,200	5,200

		10,200

Idaho - 0.4%
Idaho Health Facilities Authority Revenue VRDB, Series 2009-A, St. Luke’s Health System Project (Wells Fargo Bank N.A. LOC), 0.23%, 9/9/09	19,000	19,000
Idaho Housing and Finance Association Nonprofit Facilities Revenue VRDB, Series 2008, College of Idaho Project (U.S. Bank N.A. LOC), 0.28%, 9/9/09	4,900	4,900

		23,900

Illinois - 11.9%
Aurora Revenue VRDB, Series 2003, Counseling Center of Fox Valley Project (Harris N.A. LOC), 0.36%, 9/9/09	3,210	3,210
Bridgeview G.O. Refunding VRDB, Series 2008 A-2 (Harris N.A. LOC), 0.37%, 9/9/09	17,500	17,500
Chicago G.O. Refunding VRDB, Series G, 0.13%, 9/1/09	20,000	20,000
Chicago G.O. VRDB, Series 21-B-3, Neighborhoods Alive (Bank of America N.A. LOC), 0.22%, 9/1/09	10,500	10,500
Series 21-B-4, Neighborhoods Alive (Bank of New York LOC), 0.17%, 9/1/09	10,370	10,370

MONEY MARKET PORTFOLIOS 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.5% continued
Illinois - 11.9% continued
Chicago Multifamily Housing Revenue VRDB, Series 2008-B, Hollywood House Apartments (Harris N.A. LOC), 0.48%, 9/9/09	$3,350	$3,350
Chicago Wastewater Transmission Revenue Refunding VRDB, Subseries 2008 C-1 (Harris N.A. LOC), 0.18%, 9/1/09	7,400	7,400
Chicago Water Revenue VRDB, Second Lien, Subseries 2000-2, 0.18%, 9/1/09	11,500	11,500
City of Chicago G.O. Refunding VRDB, Series 2005D, Project Refunding (FSA Corp. Insured), 0.53%, 9/9/09	35,190	35,190
City of Chicago G.O. Refunding VRDB, Series 2007-E, 0.13%, 9/1/09	18,300	18,300
Crestwood Revenue VRDB, Series 2007, Trinity Christian College (Fifth Third Bank LOC), 1.85%, 9/9/09	13,000	13,000
Illinois Development Finance Authority Revenue Bonds, Series 1998, Glenwood School for Boys (Harris N.A. LOC), 0.44%, 9/9/09	1,500	1,500
Illinois Development Finance Authority Revenue VRDB, BAPS, Inc. Project (Comerica Bank LOC), 1.11%, 9/9/09	7,985	7,985
Illinois Development Finance Authority Revenue VRDB, Series 2002, Roosevelt University Project (JPMorgan Chase Bank LOC), 0.41%, 9/9/09	10,000	10,000
Illinois Development Finance Authority Revenue VRDB, Series 2003, Mount Carmel High School Project (JPMorgan Chase Bank LOC), 0.30%, 9/9/09	11,800	11,800
Illinois Educational Facilities Authority Revenue Bonds, Citi ROCS RR-II-R-12278, (1) 0.29%, 9/9/09	10,395	10,395
Illinois Educational Facilities Authority Revenue Bonds, Series 1985, Cultural Pool (JPMorgan Chase Bank LOC), 0.36%, 9/9/09	10,790	10,790
Illinois Educational Facilities Authority Revenue Bonds, Series 2003B, Augustana College (Harris N.A. LOC), 0.30%, 9/9/09	6,790	6,790
Illinois Educational Facilities Authority Revenue VRDB, Series 1999A, National Louis University (JPMorgan Chase Bank LOC), 0.33%, 9/9/09	9,850	9,850
Illinois Finance Authority PCR Refunding VRDB, Series D, Commonwealth Edison (JPMorgan Chase Bank LOC), 0.25%, 9/9/09	7,800	7,800
Illinois Finance Authority Revenue Bonds, Citigroup Eagle 20060115-Class A, Northwestern University, (1) 0.29%, 9/9/09	8,170	8,170
Illinois Finance Authority Revenue Bonds, Nazareth Academy Project (Harris N.A. LOC), 0.41%, 9/9/09	5,900	5,900
Illinois Finance Authority Revenue Bonds, Put Option, Series 2005, Mercy Alliance Project (Marshall & Ilsley Bank LOC), 1.69%, 9/9/09	11,585	11,585
Illinois Finance Authority Revenue Bonds, Series 2005, Joan W. & Irving B. Dance Project (Bank of America N.A. LOC), 0.46%, 9/9/09	10,300	10,300

MONEY MARKET PORTFOLIOS 8 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.5% continued
Illinois - 11.9% continued
Illinois Finance Authority Revenue Bonds, Series 2007, Erikson Project (Bank of America N.A. LOC), 0.33%, 9/9/09	$6,000	$6,000
Illinois Finance Authority Revenue Bonds, Series 2008, Chicago Horticultural Project (JPMorgan Chase Bank LOC), 0.41%, 9/9/09	9,000	9,000
Illinois Finance Authority Revenue Refunding VRDB, Series 2009 A-1, University of Chicago Medical (Wells Fargo Bank N.A. LOC), 0.27%, 9/9/09	3,200	3,200
Series 2009 A-2, University of Chicago Medical (Wells Fargo Bank N.A. LOC), 0.28%, 9/9/09	4,085	4,085
Series 2009-B-1, University of Chicago Medical (Bank of Montreal LOC), 0.13%, 9/1/09	4,100	4,100
Series 2009 B-2, University of Chicago Medical (Bank of Montreal LOC), 0.31%, 9/9/09	4,600	4,600
Illinois Finance Authority Revenue VRDB, Easter Seals Metropolitan Chicago (Harris N.A. LOC), 0.36%, 9/9/09	7,700	7,700
Illinois Finance Authority Revenue VRDB, Series 2004, Central DuPage Health, 0.19%, 9/1/09	10,000	10,000
Illinois Finance Authority Revenue VRDB, Series 2005C, Friendship Village Schaumburg (Bank of America N.A. LOC), 0.28%, 9/9/09	14,500	14,500
Illinois Finance Authority Revenue VRDB, Series 2006 B, Loyola University Health System (Harris N.A. LOC), 0.22%, 9/9/09	5,500	5,500
Illinois Finance Authority Revenue VRDB, Series 2007, North American Spine Society (Harris N.A. LOC), 0.36%, 9/9/09	12,500	12,500
Illinois Finance Authority Revenue VRDB, Series 2008, Rockford Memorial Hospital (JPMorgan Chase Bank LOC), 0.30%, 9/9/09	20,200	20,200
Illinois Finance Authority Revenue VRDB, Series 2008-A, Community Action Partnership (Harris N.A. LOC), 0.51%, 9/9/09	3,000	3,000
Illinois Finance Authority Revenue VRDB, Series 2009-C, OSF Healthcare System (Wells Fargo Bank N.A. LOC), 0.25%, 9/9/09	5,000	5,000
Illinois Finance Authority Revenue VRDB, Series 2009-C, Provena Health (JPMorgan Chase Bank LOC), 0.32%, 9/9/09	21,000	21,000
Series 2009-D, Provena Health (JPMorgan Chase Bank LOC), 0.32%, 9/9/09	12,500	12,500
Illinois Finance Authority Revenue VRDB, Series 2009D1, University of Chicago Medical Center (Bank of America N.A. LOC), 0.13%, 9/1/09	11,000	11,000
Series 2009E2, University of Chicago Medical Center (JPMorgan Chase Bank LOC), 0.13%, 9/1/09	8,500	8,500
Illinois Finance Authority Revenue VRDB, Series A, Franciscan Communities (Bank of America N.A. LOC), 0.31%, 9/9/09	7,935	7,935
Illinois Finance Authority Revenue VRDB, Series B, Landing at Plymouth (Lloyds TSB Bank LOC), 0.29%, 9/9/09	2,300	2,300
Illinois Finance Authority Revenue VRDB, Series D, The Clare At Water Tower Project (Bank of America N.A. LOC), 0.28%, 9/9/09	68,950	68,950

MONEY MARKET PORTFOLIOS 9 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.5% continued
Illinois - 11.9% continued
Illinois Health Facilities Authority Revenue Refunding Bonds, Series 1996 B, Franciscan Eldercare Village (Bank of America N.A. LOC), 0.30%, 9/9/09	$2,300	$2,300
Illinois Health Facilities Authority Revenue VRDB, Series 1985-C, Revolving Fund Pooled (JPMorgan Chase Bank LOC), 0.32%, 9/9/09	6,650	6,650
Illinois Health Facilities Authority Revenue VRDB, Series 2003, Memorial Health System (JPMorgan Chase Bank LOC), 0.20%, 9/1/09	24,300	24,300
Illinois Municipal Electric Agency Power Supply Revenue Bonds, Citigroup ROCS RR-II-R-11185WF (Wells Fargo & Co. Gtd.), (1) 0.34%, 9/9/09	16,105	16,105
Illinois State Tollway Highway Authority Revenue Refunding VRDB, Series 2008A-2, Senior Priority, 0.45%, 9/9/09	33,300	33,300
Illinois State Tollway Highway Authority Revenue VRDB, Series A-1, Senior Priority, 0.33%, 9/9/09	2,200	2,200
Kane County Revenue Bonds, Series 1993, Glenwood School for Boys (Harris N.A. LOC), 0.82%, 9/9/09	2,000	2,000
Lake County Multifamily Housing Revenue VRDB, Series 2008, Whispering Oak Apartments Project (FHLMC Gtd.), 0.33%, 9/9/09	3,250	3,250
Lisle Multifamily Housing Revenue Refunding VRDB, Series 1996, Four Lakes Phase V (Bank of America N.A. LOC), 0.35%, 9/9/09	20,000	20,000
Lombard Multifamily Housing Revenue Refunding Bonds, Series 2000, Clover Creek Apartments Project (FNMA LOC), 0.29%, 9/9/09	11,915	11,915
Morton Grove Cultural Facilities Revenue VRDB, Series 2006, Holocaust Museum (Bank of America N.A. LOC), 0.30%, 9/9/09	4,750	4,750
Normal G.O. VRDB, Series 2003, McLean County Project, 0.42%, 9/9/09	1,000	1,000
Oak Forest Revenue Bonds, Series 1989, Homewood Pool - South Suburban Mayors and Managers Association Program (Fifth Third Bank LOC), 1.85%, 9/9/09	13,050	13,050
University of Illinois Board of Trustees COPS Refunding VRDB, Series 2009-B, 0.32%, 9/9/09	37,500	37,500
University of Illinois Revenue VRDB, Series 2008, Auxiliary Facilities System, 0.25%, 9/9/09	12,315	12,315

		695,390

Indiana - 2.0%
Daviess County Economic Development Revenue Refunding and Improvement VRDB, Daviess Community (KeyBank N.A. LOC), 2.03%, 9/9/09	9,800	9,800
Elkhart County Multifamily Housing Revenue VRDB, Series 2008 II-A, Ashton Pine Apartments (FHLB Indianapolis LOC), 0.32%, 9/9/09	8,000	8,000
Indiana Bond Bank Revenue Notes, Series 2009-A, Advance Funding Program Notes, 2.00%, 1/5/10	20,000	20,061
Indiana Finance Authority Hospital Revenue Refunding VRDB, Series 2008-A, Clarian Health (Branch Banking & Trust Co. LOC), 0.34%, 9/9/09	14,600	14,600

MONEY MARKET PORTFOLIOS 10 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.5% continued
Indiana - 2.0% continued
Indiana Finance Authority Hospital Revenue VRDB, Series 2009-D, Parkview Health System (Citibank N.A. LOC), 0.27%, 9/9/09	$10,000	$10,000
Indiana Health and Educational Facilities Financing Authority Revenue Bonds, Series 2005, Harrison County Hospital Project (JPMorgan Chase Bank LOC), 0.20%, 9/1/09	7,900	7,900
Indiana Health and Educational Facilities Financing Authority Revenue Bonds, Series 2005A, Howard Regional Health System Project (Comerica Bank LOC), 1.62%, 9/1/09	9,500	9,500
Indiana Health Facility Financing Authority Revenue VRDB, Series 2001, Franciscan Eldercare Village Project (Bank of America N.A. LOC), 0.28%, 9/9/09	290	290
Indiana Health Facility Financing Authority Revenue VRDB, Series 2002B Fayette Memorial Hospital Association (U.S. Bank N.A. LOC), 0.20%, 9/1/09	6,615	6,615
Indiana State Development Finance Authority Revenue VRDB, Series 2003, YMCA of Southwest Indiana Project (Wells Fargo Bank N.A. LOC), 0.28%, 9/9/09	2,700	2,700
Indiana State Finance Authority Revenue Refunding VRDB, Series 2008 D-2, Trinity Health, 0.18%, 9/9/09	6,100	6,100
Indianapolis Economic Development Revenue VRDB, Series 2008, Brookhaven County Line Project (FNMA Gtd.), 0.30%, 9/9/09	18,000	18,000
Vincennes Economic Development Revenue VRDB, Knox County Association (Wells Fargo Bank N.A. LOC), 0.28%, 9/9/09	1,900	1,900

		115,466

Iowa - 0.8%
Grinnell Hospital Revenue Refunding VRDB, Series 2001, Grinnell Regional Medical Center Project (U.S. Bank N.A. LOC), 0.18%, 9/1/09	3,200	3,200
Iowa Finance Authority Economic Development Revenue VRDB, Series 2002, Iowa West Foundation Project (U.S. Bank N.A. LOC), 0.39%, 9/9/09	6,100	6,100
Iowa Finance Authority Private College Revenue VRDB, Series 2001, Morningside College Project (U.S. Bank N.A. LOC), 0.18%, 9/1/09	4,300	4,300
Iowa Finance Authority Retirement Community Revenue VRDB, Series 2007-C, Edgewater A Wesley (Banco Santander Central Hispano LOC), 0.30%, 9/9/09	20,000	20,000
Iowa Higher Education Loan Authority Revenue Bonds, Series 2002, Luther College Project (U.S. Bank N.A. LOC), 0.28%, 9/9/09	11,250	11,250
Iowa Higher Education Loan Authority Revenue VRDB, Series 2002, Private College Facilities (Bank of America N.A. LOC), 0.15%, 9/1/09	3,000	3,000

		47,850

Kansas - 1.5%
Kansas Development Finance Authority Multifamily Revenue Refunding VRDB, Chesapeake Apartments Project (FHLMC LOC), 0.35%, 9/9/09	14,800	14,800
Kansas Development Finance Authority Revenue VRDB, Series 1998BB, Shalom Village Obligation Group (Citibank N.A. LOC), 0.28%, 9/9/09	3,360	3,360

MONEY MARKET PORTFOLIOS 11 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.5% continued
Kansas - 1.5% continued
Kansas Development Finance Authority Revenue VRDB, Series 2004C, Adventist Health System/Sunbelt (SunTrust Bank LOC), 0.90%, 9/9/09	$11,800	$11,800
Series 2004C, Adventist Health System/Sunbelt (SunTrust Bank LOC), 2.15%, 9/9/09	13,300	13,300
Kansas State Department of Transportation Highway Revenue Bonds, Series 2000B1, 0.13%, 9/1/09	16,885	16,885
Series 2000B2, 0.13%, 9/1/09	18,430	18,430
Olathe Multifamily Housing Revenue Refunding VRDB, Jefferson Place Apartments Project (FHLMC GIC), 0.35%, 9/9/09	7,780	7,780

		86,355

Kentucky - 3.3%
Boone County PCR Refunding Bonds, Series 2008-A, Duke Energy, Inc. Project (Wells Fargo Bank N.A. LOC), 0.25%, 9/9/09	18,000	18,000
City of Danville Municipal League Pooled Program (Fifth Third Bank LOC), 3.00%, 9/3/09	88,375	88,375
Clark County PCR Bonds, Series J-2, East Kentucky Power, 2.80%, 10/15/09	7,215	7,215
Fort Mitchell League of Cities Revenue VRDB, Series 2002A, Trust Lease Program (U.S. Bank N.A. LOC), 0.19%, 9/9/09	7,400	7,400
Jefferson County Multifamily Housing Revenue Refunding VRDB, Series 2002, Camden Meadows Project (FNMA Insured), 0.29%, 9/9/09	8,200	8,200
Kentucky Economic Development Finance Authority Medical Center Revenue VRDB, Series 2008-A, Ashland Hospital Corp. (Branch Banking & Trust Co. LOC), 0.27%, 9/9/09	21,100	21,100
Kentucky Economic Development Finance Authority Revenue VRDB, Series 2007, Adventist Long Term Care (SunTrust Bank LOC), 1.30%, 9/9/09	8,120	8,120
Kentucky Rural Water Finance Corp. Public Project Revenue Construction Notes, Series 2009 B-1, 2.00%, 3/1/10	14,500	14,557
Morehead League of Cities Revenue VRDB, Series 2004A, Trust Lease Program (U.S. Bank N.A. LOC), 0.19%, 9/9/09	9,675	9,675
Warren County Hospital Revenue Refunding VRDB, Series 2008, Bowling Green-Warren (Assured Guaranty Insured), 0.30%, 9/9/09	8,355	8,355
Williamstown League of Cities Funding Trust Lease Revenue VRDB, Series 2009-B (U.S. Bank N.A. LOC), 0.19%, 9/9/09	5,000	5,000

		195,997

Louisiana - 0.8%
Louisiana Public Facilities Authority Multifamily Housing Revenue Refunding VRDB, Linlake Ventures Project (FHLMC LOC), 0.32%, 9/9/09	8,000	8,000
Louisiana Public Facilities Authority Revenue Refunding VRDB, Series 1988, Multifamily (FNMA LOC), 0.29%, 9/9/09	8,900	8,900
Louisiana Public Facilities Authority Revenue VRDB, Series 2007, International Matex Tank Terminals (SunTrust Bank LOC), 1.40%, 9/9/09	10,000	10,000

MONEY MARKET PORTFOLIOS 12 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.5% continued
Louisiana - 0.8% continued
Louisiana Public Facilities Authority Revenue VRDB, Series 2008, Dynamic Fuels LLC Project (JPMorgan Chase Bank LOC), 0.12%, 9/1/09	$11,000	$11,000
Louisiana State Municipal Natural Gas Purchasing and District Authority Revenue Bonds, Series 1411Q, JPMorgan Putters (JPMorgan Chase & Co. LOC), (1) 0.39%, 9/9/09	10,292	10,292

		48,192

Maryland - 2.5%
Gaithersburg Economic Development Revenue VRDB, Series B, Asbury Maryland Obligation (KBC Bank N.V. LOC), 0.33%, 9/9/09	10,980	10,980
Maryland State Community Development Administration Department of Housing Revenue VRDB, Series 2008-G, Kirkwood Multifamily Housing (FHLMC LOC), 0.27%, 9/9/09	8,000	8,000
Maryland State Community Development Administration Department of Housing Revenue VRDB, Series 2009-A, Multifamily Development - Sharp Apartments (FHLMC Insured), 0.35%, 9/9/09	16,950	16,950
Maryland State Economic Development Corp. Revenue VRDB, Series 2008, Federation Amern Societies (Wachovia Bank N.A. LOC), 0.33%, 9/9/09	15,500	15,500
Maryland State Health and Higher Educational Facilities Authority Revenue Refunding VRDB, Series 2005B, Adventist Healthcare (Manufacturers & Traders Trust Co. LOC), 0.38%, 9/9/09	13,700	13,700
Maryland State Health and Higher Educational Facilities Authority Revenue VRDB, Series A, Adventist Healthcare (Manufacturers & Traders Trust Co. LOC), 0.38%, 9/9/09	9,640	9,640
Series 2005A, Adventist Healthcare (Bank of America N.A. LOC), 0.28%, 9/9/09	22,900	22,900
Maryland State Health and Higher Educational Facilities Authority Revenue VRDB, Series 2008, Frederick Memorial Hospital (Branch Banking & Trust Co. LOC), 0.34%, 9/9/09	8,000	8,000
Maryland State Health and Higher Educational Facilities Authority Revenue VRDB, Series 2008, Suburban Hospital (SunTrust Bank LOC), 1.40%, 9/9/09	5,500	5,500
Maryland State Health and Higher Educational Facilities Authority Revenue VRDB, Series 2008-A, University of Maryland System (Citizens Bank of Pennsylvania LOC), 1.35%, 9/9/09	6,500	6,500
Maryland State Health and Higher Educational Facilities Authority Revenue VRDB, Series 2008-B, Upper Chesapeake Hospital (Branch Banking & Trust Co. LOC), 0.34%, 9/9/09	11,800	11,800
Montgomery County Economic Development Revenue VRDB, Series 2004, Riderwood Village, Inc. Project (Manufacturers & Traders Trust Co. LOC), 0.38%, 9/9/09	870	870
Prince Georges County Revenue Refunding VRDB, Series A, Collington Episcopal (Bank of America N.A. LOC), 0.28%, 9/9/09	10,000	10,000
Town of Chestertown Revenue Refunding VRDB, Series 2008-A, Economic Development Project, Washington College (RBS Citizens N.A. LOC), 2.00%, 9/9/09	7,000	7,000

		147,340

Massachusetts - 2.5%
Massachusetts State Development Finance Agency Revenue VRDB, Series 2003, Lesley University (Bank of America N.A. LOC), 0.32%, 9/9/09	2,200	2,200
Massachusetts State Development Finance Agency Revenue VRDB, Series 2003, Phillips Academy, 0.25%, 9/9/09	8,000	8,000
Massachusetts State Development Finance Agency Revenue VRDB, Series 2007, Groton School, 0.29%, 9/9/09	10,000	10,000

MONEY MARKET PORTFOLIOS 13 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.5% continued
Massachusetts - 2.5% continued
Massachusetts State Development Finance Agency Revenue VRDB, Series 2007, Seashore Port-Deaconess, Inc. (Banco Santander Central Hispano LOC), 0.25%, 9/9/09	$7,755	$7,755
Massachusetts State Development Finance Agency Revenue VRDB, Series 2007, Thayer Academy (Assured Guaranty Insured), 0.33%, 9/9/09	9,795	9,795
Massachusetts State G.O. Refunding VRDB, Series 2005-A, 0.32%, 9/9/09	30,000	30,000
Massachusetts State G.O. VRDB, Series 2006 A, Consolidated Loans, 0.17%, 9/1/09	1,000	1,000
Massachusetts State Health and Educational Facilities Authority Revenue Refunding VRDB, Series 2007-B, Suffolk University (JPMorgan Chase Bank LOC), 0.29%, 9/9/09	18,200	18,200
Massachusetts State Health and Educational Facilities Authority Revenue VRDB, Series 2007-A, Suffolk University (RBS Citizens N.A. LOC), 0.40%, 9/3/09	17,010	17,010
Massachusetts State Health and Educational Facilities Authority Revenue VRDB, Series 2008-C, Health System (Bank of America N.A. LOC), 0.23%, 9/9/09	7,890	7,890
Massachusetts State Water Resources Authority Revenue Refunding VRDB, Series 2008-A, 0.55%, 9/9/09	1,200	1,200
Series 2008-F, 0.17%, 9/9/09	1,415	1,415
University of Massachusetts Building Authority Revenue Refunding VRDB, Series 2008-4, Senior Community Gtd., 0.25%, 9/9/09	30,700	30,700

		145,165

Michigan - 2.7%
Ann Arbor Economic Development Corp. Limited Obligation Revenue Bonds, Series 2000A, Glacier Hills, Inc. Project (JPMorgan Chase Bank LOC), 0.28%, 9/9/09	2,160	2,160
Ann Arbor Economic Development Corp. Limited Obligation Revenue Refunding Bonds, Series B, Glacier Hills Project (JPMorgan Chase Bank LOC), 0.28%, 9/9/09	225	225
Grand Rapids Economic Development Corp. Revenue Refunding Bonds, Series 1991A, Amway Hotel (Bank of America N.A. LOC), 0.67%, 9/9/09	3,075	3,075
Jackson County Economic Development Corp. Limited Obligation Revenue Refunding VRDB, Series 2001A, Vista Grande Villa (Bank of America N.A. LOC), 0.25%, 9/1/09	6,500	6,500
Jackson County Hospital Finance Authority Revenue Refunding Bonds, Foote Hospital (Assured Guaranty Insured), 0.48%, 9/9/09	6,300	6,300
Kalamazoo Hospital Finance Authority Facilities Revenue Refunding VRDB, Series 2009-A, Bronson Methodist (JPMorgan Chase Bank LOC), 0.30%, 9/9/09	11,700	11,700
Kentwood Economic Development Corp. Revenue Refunding VRDB, Series 2006B, Limited Obligation, Holland (Bank of America N.A. LOC), 0.28%, 9/9/09	12,525	12,525
Kentwood Economic Development Corp. Revenue VRDB, Series 2002B, Limited Obligation, Holland Home (Bank of America N.A. LOC), 0.28%, 9/9/09	6,030	6,030

MONEY MARKET PORTFOLIOS 14 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.5% continued
Michigan - 2.7% continued
Michigan Higher Education Facilities Authority Revenue Refunding VRDB, Series 2007A, Limited Obligation, Calvin (JPMorgan Chase Bank LOC), 0.23%, 9/9/09	$13,600	$13,600
Series 2007B, Limited Obligation, Calvin (JPMorgan Chase Bank LOC), 0.23%, 9/9/09	20,000	20,000
Michigan Higher Education Facilities Authority Revenue VRDB, Series 2006, Cleary University Project (Comerica Bank LOC), 0.56%, 9/9/09	4,120	4,120
Michigan Municipal Bond Authority Revenue Notes, Series 2009-C3, State Aid Notes (Bank of Nova Scotia LOC), 2.50%, 8/20/10	15,000	15,237
Michigan State Hospital Finance Authority Revenue VRDB, Marquette General Hospital (Assured Guaranty Insured), 0.33%, 9/9/09	20,000	20,000
Michigan State Hospital Finance Authority Revenue VRDB, Series 2004B, Holland Community Hospital (JPMorgan Chase Bank LOC), 0.31%, 9/9/09	7,900	7,900
State of Michigan G.O. Notes, Series 2008-A, 3.00%, 9/30/09	30,000	30,022

		159,394

Minnesota - 2.9%
Bloomington Port Authority Special Tax Revenue Refunding VRDB, Series 1999-B, Mall of America (FSA Corp. Insured), 1.20%, 9/9/09	11,900	11,900
Maple Grove Economic Development Revenue Bonds, Series 2004, Heritage Christian Academy (U.S. Bank N.A. LOC), 0.28%, 9/9/09	3,445	3,445
Minneapolis and St. Paul Housing and Redevelopment Authority Health Care System Revenue VRDB, Series C2, Allina Health (Wells Fargo Bank N.A. LOC), 0.23%, 9/9/09	21,700	21,700
Minneapolis Health Care System Revenue VRDB, Series 2008-D, Fairview Health Services (Wells Fargo Bank N.A. LOC), 0.22%, 9/9/09	2,300	2,300
Series 2008-E, Fairview Health Services (Wells Fargo Bank N.A. LOC), 0.20%, 9/9/09	6,500	6,500
Minneapolis Revenue Bonds, Series 2003A, Guthrie Theater Project (Wells Fargo Bank N.A. LOC), 0.23%, 9/9/09	400	400
Minneapolis Student Housing Revenue VRDB, Series 2003, Riverton Community Housing Project (Bank of America N.A. LOC), 0.34%, 9/9/09	6,995	6,995
Minnesota Agricultural and Economic Development Board Revenue VRDB, Series 2008 C-4, Health Care Facilities - Essentia (Assured Guaranty Insured), 0.21%, 9/1/09	3,600	3,600
Minnesota Agricultural and Economic Development Board Revenue VRDB, YMCA of Metro Minneapolis Project (U.S. Bank N.A. LOC), 0.28%, 9/9/09	3,000	3,000
Minnesota Rural Water Finance Authority Revenue Notes, Public Project Construction Notes, Series 2009, 2.25%, 5/1/10	6,800	6,856
Minnesota School District Capital Equipment Borrowing Tax and Aid Program COPS, Series 2009, 2.00%, 9/10/10	15,000	15,226
Minnesota State Higher Education Facilities Authority Revenue VRDB, Series 2004-A, College Street Scholastica - Six (Marshall & Ilsley Bank LOC), 3.52%, 9/1/09	7,690	7,690

MONEY MARKET PORTFOLIOS 15 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.5% continued
Minnesota - 2.9% continued
Minnesota State Higher Education Facilities Authority Revenue VRDB, Series 20045Z, University St. Thomas (U.S. Bank N.A. LOC), 0.32%, 9/9/09	$9,400	$9,400
Minnesota State Higher Education Facilities Authority Revenue VRDB, Series 2007-6Q, Concordia University St. Paul (U.S. Bank N.A. LOC), 0.25%, 9/1/09	5,345	5,345
Oak Park Heights Multifamily Housing Revenue Refunding VRDB, Series 2005, Boutwells Landing (FHLMC Gtd.), 0.32%, 9/9/09	7,325	7,325
Robbinsdale Multifamily Housing Revenue Refunding VRDB, Series 2004-C, Copperfield Hill (Bank of America N.A. LOC), 0.34%, 9/9/09	3,500	3,500
Robbinsdale Revenue Refunding VRDB, Series 2008 A-2, North Memorial (Wells Fargo Bank N.A. LOC), 0.18%, 9/1/09	20,250	20,250
Rochester G.O. VRDB, Series 2007-B, Wastewater, 0.26%, 9/9/09	7,100	7,100
Rochester Health Care Facilities Revenue VRDB, Series D, Mayo Clinic, 0.70%, 4/1/10	10,000	10,000
Roseville Senior Housing Revenue Refunding VRDB, Series 2009, Eaglecrest Project (FHLMC LOC), 0.31%, 9/9/09	6,250	6,250
St. Cloud Health Care Revenue Refunding VRDB, Series A, CenraCare Health (Bank of Nova Scotia LOC), 0.22%, 9/9/09	200	200
St. Louis Park Revenue Refunding VRDB, Series 2008-A, Park Nicollet (Wells Fargo Bank N.A. LOC), 0.23%, 9/9/09	10,005	10,005
St. Paul Port Authority District Revenue VRDB, Series 2001-1-M (Dexia Credit Local LOC), 1.23%, 9/1/09	1,200	1,200

		170,187

Mississippi - 2.2%
Jackson County PCR Refunding VRDB, Series 1992, Chevron USA, Inc. Project (Chevron Corp. Gtd.), 0.12%, 9/1/09	4,400	4,400
Jackson County Port Facility Revenue Refunding Bonds, Series 1993, Chevron USA, Inc. Project (Chevron Corp. Gtd.), 0.12%, 9/1/09	15,000	15,000
Mississippi Business Finance Corp. Gulf Opportunity Zone Revenue VRDB, Series 2007, SG Resources Mississippi LLC Project (SunTrust Bank LOC), 1.40%, 9/9/09	10,000	10,000
Mississippi Business Finance Corp. Gulf Opportunity Zone Revenue VRDB, Series 2007-D, Chevron USA, Inc. Project, 0.59%, 9/1/09	20,000	20,000
Series 2007-E, Chevron USA, Inc. Project, 0.08%, 9/1/09	15,500	15,500
Mississippi Business Finance Corp. Revenue VRDB, Series 2007-A, CPX Gulfport OPAG LLC (Wachovia Bank N.A. LOC), 0.29%, 9/9/09	12,935	12,935
Mississippi Business Finance Corp. Revenue VRDB, Series 2008, Promenade D Iberville Project (Wachovia Bank N.A. LOC), 0.28%, 9/9/09	25,000	25,000
Mississippi Development Bank Special Obligation Revenue Refunding VRDB, Series 2009, Magnolia Regional Health Project (FHLB Atlanta LOC), 0.25%, 9/9/09	5,000	5,000

MONEY MARKET PORTFOLIOS 16 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.5% continued
Mississippi - 2.2% continued
Mississippi Hospital Equipment and Facilities Authority Revenue VRDB, Mississippi Health, 0.30%, 9/9/09	$22,333	$22,333

		130,168

Missouri - 2.7%
Chesterfield IDA Educational Facilities Revenue VRDB, Series 2003, Gateway Academy, Inc. Project (U.S. Bank N.A. LOC), 0.20%, 9/1/09	4,840	4,840
Independence IDA Multifamily Housing Revenue Refunding VRDB, Series 2005, The Mansions Project (FHLMC LOC), 0.35%, 9/9/09	14,240	14,240
Kansas City IDA Multifamily Housing Revenue Refunding VRDB, Series 1995, Willow Creek IV Apartments (FNMA Insured), 0.34%, 9/9/09	8,395	8,395
Kansas City IDA Multifamily Housing Revenue Refunding VRDB, Series 2000, Coach House North Apartments (FHLMC LOC), 0.35%, 9/9/09	8,000	8,000
Kansas City IDA Multifamily Housing Revenue VRDB, Series 2002, Cloverset Apartments Project (FNMA LOC), 0.32%, 9/9/09	2,065	2,065
Missouri Public Utilities Commission Revenue Interim Construction Notes, Series 2009, 2.25%, 8/1/10	8,800	8,900
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 1999B, St. Louis University, 0.18%, 9/1/09	2,780	2,780
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 1999-C, Pooled Hospital Freeman Health System (KBC Bank N.V. LOC), 0.32%, 9/9/09	4,365	4,365
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2000, Lutheran Senior Services Project (U.S. Bank N.A. LOC), 0.30%, 9/9/09	9,210	9,210
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2002, De Smet Jesuit High School (U.S. Bank N.A. LOC), 0.18%, 9/1/09	3,300	3,300
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2003, Southwest Baptist University Project (Bank of America N.A. LOC), 0.20%, 9/1/09	4,465	4,465
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2004, Bethesda Health Group Project (U.S. Bank N.A. LOC), 0.18%, 9/1/09	3,295	3,295
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2004-A, Washington University, 0.12%, 9/1/09	8,055	8,055
Series 2004-B, Washington University, 0.16%, 9/1/09	12,740	12,740
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2008, Lutheran Senior Services Project (U.S. Bank N.A. LOC), 0.28%, 9/9/09	9,000	9,000
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2008-F, Sisters Mercy Health, 0.24%, 9/9/09	16,600	16,600
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series A, St. Francis Medical Center (Bank of America N.A. LOC), 0.20%, 9/1/09	8,025	8,025

MONEY MARKET PORTFOLIOS 17 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.5% continued
Missouri - 2.7% continued
South Point Hunter Ridge Trust Revenue VRDB Certificate Series Trust Various States, Series 2005A (Wachovia Bank N.A. LOC), (1) 0.58%, 9/9/09	$10,575	$10,575
Series 2005B (Wachovia Bank N.A. LOC), (1) 0.58%, 9/9/09	8,365	8,365
St. Charles County IDA Revenue Refunding VRDB, Country Club Apartments Project (FNMA LOC), 0.39%, 9/9/09	4,000	4,000
St. Louis County IDA Revenue VRDB, Series B, Friendship Village South (Bank of America N.A. LOC), 0.32%, 9/9/09	5,615	5,615

		156,830

Nebraska - 0.1%
Nebraska Elementary and Secondary School Finance Authority Revenue VRDB, Series 2004-A, Lutheran School Project (Fifth Third Bank LOC), 3.10%, 9/1/09	4,550	4,550
Series 2004-B, Lutheran School Project (Fifth Third Bank LOC), 3.10%, 9/1/09	3,270	3,270

		7,820

Nevada - 1.1%
Carson City Hospital Revenue VRDB, Series 2003-B, Carson Tahoe Hospital Project (U.S. Bank N.A. LOC), 0.28%, 9/9/09	9,500	9,500
Carson City Hospital Revenue VRDB, Series 2003-B, Carson Tahoe Regional Medical Center (U.S. Bank N.A. LOC), 0.28%, 9/9/09	5,155	5,155
Las Vegas Economic Development Revenue VRDB, Series A, Keep Memory Alive Project (Bank of New York LOC), 0.31%, 9/9/09	41,700	41,700
Las Vegas Valley Water District G.O., Series B, Water Improvement, 0.30%, 9/1/09	7,000	7,000

		63,355

New Hampshire - 0.7%
New Hampshire Business Finance Authority Revenue VRDB, Series 2008, Alice Peck Day Health System (Toronto-Dominion Bank LOC), 0.20%, 9/1/09	3,000	3,000
New Hampshire Health and Education Facilities Authority Revenue Bonds, Series H-A-1, University System, 0.13%, 9/1/09	3,800	3,800
New Hampshire Health and Education Facilities Authority Revenue VRDB, Riverwoods at Exeter (Bank of America N.A. LOC), 0.31%, 9/9/09	12,360	12,360
New Hampshire Health and Education Facilities Authority Revenue VRDB, Series 2004-B, Kendal at Hanover (FHLB Boston LOC), 0.27%, 9/9/09	7,200	7,200
New Hampshire Health and Education Facilities Authority Revenue VRDB, Series 2006, Tilton School (Bank of Nova Scotia LOC), 0.54%, 9/9/09	8,410	8,410
New Hampshire Health and Education Facilities Authority Revenue VRDB, Series B-1, University System, 0.13%, 9/1/09	5,500	5,500

		40,270

New Jersey - 0.0%
New Jersey EDA Revenue Bonds, Passaic Hebrew Institution (Bank of Nova Scotia LOC), 0.20%, 9/9/09	1,000	1,000

MONEY MARKET PORTFOLIOS 18 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.5% continued
New Jersey - 0.0% continued
New Jersey EDA Revenue Refunding VRDB, Series 2006-A, Cedar Crest Village, Inc. (Bank of New York LOC), 0.22%, 9/9/09	$1,300	$1,300

		2,300

New Mexico - 0.8%
Bernalilo County TRANS, Series 2009, 2.50%, 6/30/10	17,000	17,283
New Mexico Finance Authority Revenue Refunding Bonds, Subseries 2008 A-2, Sub Lien (UBS AG LOC), 0.20%, 9/9/09	8,000	8,000
New Mexico Mortgage Finance Authority Multifamily Housing Revenue VRDB, Series A, Villas San Ignacio (FHLMC LOC), 0.28%, 9/9/09	8,000	8,000
Portales Student Housing Revenue VRDB, Series 2006-A, CHF Portales LLC (Banco Santander Central Hispano LOC), 0.28%, 9/9/09	13,520	13,520

		46,803

New York - 6.5%
Chemung County Industrial Development Agency Revenue VRDB, Series 2007-A, Elmira College Project (JPMorgan Chase Bank LOC), 0.27%, 9/9/09	7,100	7,100
City of New York G.O., Subseries J-10, Fiscal 2008, 0.16%, 9/9/09	10,120	10,120
Metropolitan Transportation Authority Revenue Bonds, CP Notes (ABN AMRO Bank N.V. LOC), 0.40%, 9/2/09	16,500	16,500
(ABN AMRO Bank N.V. LOC), 0.45%, 9/10/09	35,000	35,000
Metropolitan Transportation Authority Tax Exempt Revenue Bonds, Series 2007-C, Municipal CP Notes (ABN AMRO Bank N.V. LOC), 0.45%, 9/3/09	11,000	11,000
Series 2007-C, Municipal CP Notes (ABN AMRO Bank N.V. LOC), 0.45%, 9/21/09	126,000	126,000
Nassau County Interim Finance Authority Revenue Bonds, Series 2009 C, 0.23%, 9/9/09	38,000	38,000
New York City G.O. VRDB, Subseries 2008 L-4 (U.S. Bank N.A. LOC), 0.08%, 9/1/09	8,200	8,200
New York City Housing Development Corp. Multifamily Rent Housing Revenue VRDB, Series A, Gold Street (FNMA Insured), 0.15%, 9/9/09	14,700	14,700
New York City Industrial Development Agency Civic Facilities Revenue VRDB, Series 2006, Cong Machne Chaim, Inc. (Banco Santander Central Hispano LOC), 0.39%, 9/9/09	7,800	7,800
New York City Industrial Development Agency Civic Facilities Revenue VRDB, Series 2008, Congregation Darchei Torah (KeyBank N.A. LOC), 2.00%, 9/9/09	32,000	32,000
New York City Municipal Water Finance Authority Water and Sewer Revenue Bonds, Series 2006-AA-3, 0.52%, 9/9/09	12,300	12,300
New York City Transitional Finance Authority Revenue Bonds, Eagle-20070024-Class A, (1) 0.29%, 9/9/09	22,785	22,785
New York State Dormitory Authority Non State Supported Debt Revenue VRDB, Series 2008, Rochester Friendly Home (Manufacturers & Traders Trust Co. LOC), 0.30%, 9/9/09	2,400	2,400

MONEY MARKET PORTFOLIOS 19 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.5% continued
New York - 6.5% continued
New York State Dormitory Authority Non State Supported Debt Revenue VRDB, Series 2008-B, Cornell University, 0.09%, 9/1/09	$20,000	$20,000
New York State Dormitory Authority State Supported Debt Revenue Bonds, Series 1999-A, New York Library (Toronto-Dominion Bank LOC), 0.17%, 9/9/09	7,320	7,320
New York State Urban Development Corp. Revenue VRDB, Series A3A, State Facilities, 0.30%, 9/9/09	10,500	10,500

		381,725

North Carolina - 4.6%
Charlotte G.O. VRDB, 0.33%, 9/9/09	7,900	7,900
Charlotte Water and Sewer System Revenue Bonds, CP Notes, 0.42%, 10/27/09	11,000	11,000
City of Greensboro Street Improvement G.O. VRDB, 0.33%, 9/9/09	10,000	10,000
Durham Water and Sewer Utility System Revenue VRDB, Series 1994, 0.35%, 9/9/09	200	200
Mecklenburg County COPS VRDB, Series 2006, 0.31%, 9/9/09	9,490	9,490
Mecklenburg County COPS VRDB, Series 2008-A, 1.70%, 9/9/09	38,075	38,075
North Carolina Capital Facilities Finance Agency Revenue VRDB, Elon University (Bank of America N.A. LOC), 0.35%, 9/9/09	8,400	8,400
North Carolina Capital Facilities Finance Agency Revenue VRDB, Series 2007, High Point University Project (Branch Banking & Trust Co. LOC), 0.33%, 9/9/09	10,850	10,850
Series 2008, High Point University Project (Branch Banking & Trust Co. LOC), 0.33%, 9/9/09	10,000	10,000
North Carolina Educational Facilities Finance Agency Revenue VRDB, Series 1999, Charlotte Latin (Wachovia Bank N.A. LOC), 0.33%, 9/9/09	2,920	2,920
North Carolina Medical Care Commission Healthcare Facilities Revenue Refunding Bonds, Series B, Duke University Health System, 0.20%, 9/9/09	50,000	50,000
North Carolina Medical Care Commission Healthcare Facilities Revenue Refunding Bonds, Series 2005-C, Duke University Health System, 0.32%, 9/9/09	11,550	11,550
North Carolina Medical Care Commission Healthcare Facilities Revenue Refunding VRDB, Series 2007, Lutheran Retirement Project (Branch Banking & Trust Co. LOC), 0.33%, 9/9/09	5,000	5,000
North Carolina Medical Care Commission Retirement Facilities Revenue VRDB, Series 2001, Aldersgate Project (Branch Banking & Trust Co. LOC), 0.34%, 9/9/09	14,250	14,250
North Carolina Medical Care Commission Retirement Facilities Revenue VRDB, Series 2007-C, First Mortgage, Southminster (Banco Santander Central Hispano LOC), 0.29%, 9/9/09	2,400	2,400
Raleigh COPS VRDB, Series B, Downtown, 0.45%, 9/9/09	18,000	18,000
University of North Carolina Revenue Bonds, Citigroup Eagle 720053014 Class 2005A, (1) 0.29%, 9/9/09	18,400	18,400

MONEY MARKET PORTFOLIOS 20 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.5% continued
North Carolina - 4.6% continued
Wake County G.O. BANS, Series 2008,
3.50%, 10/15/09	$15,000	$15,032
Wake County G.O. VRDB, Series 2003C,
Public Improvement Bonds,
0.30%, 9/9/09	9,500	9,500
Winston-Salem Water and Sewer System Revenue VRDB,
Series 2002B,
0.29%, 9/9/09	6,000	6,000
Series 2002C,
0.29%, 9/9/09	11,400	11,400

		270,367

Ohio - 1.6%
Cleveland Airport System Revenue VRDB,
Series 2009-D (KBC Bank N.V. LOC),
0.40%, 9/9/09	9,000	9,000
Cleveland-Cuyahoga County Port Authority Revenue VRDB, Series 2007,
Carnegie/89th Garage Project (JPMorgan Chase Bank LOC),
0.22%, 9/9/09	15,200	15,200
Cuyahoga County Hospital Revenue VRDB,
Series 2003, Metrohealth System Project (KeyBank N.A. LOC),
2.40%, 9/9/09	20,000	20,000
Franklin County Healthcare Facilities Revenue Refunding Bonds, Series 2005,
Chelsea First Community (KBC Bank N.V. LOC),
0.29%, 9/9/09	12,500	12,500
Franklin County Hospital Revenue Refunding VRDB, Series 1996-B,
U.S. Health Corp. of Columbus (U.S. Bank N.A. LOC),
0.20%, 9/9/09	370	370
Hamilton County Hospital Facilities Revenue VRDB, Series 2007-N,
Children’s Hospital Medical Center (JPMorgan Chase Bank LOC),
0.30%, 9/9/09	5,000	5,000
Licking County Health Care Facilities Revenue Refunding VRDB, Series 2003,
Kendal (Bank of Scotland PLC LOC),
0.28%, 9/9/09	19,025	19,025
Ohio State Higher Educational Facility Commission Revenue VRDB, Series 2008-C,
University Hospital Health System (Wells Fargo Bank N.A. LOC),
0.23%, 9/9/09	12,300	12,300
Ohio State University Revenue VRDB,
Series 2008-B, General Receipts,
0.20%, 9/9/09	1,000	1,000
Richland County Health Care Facilities Revenue Refunding Bonds,
Series 2004-A, Wesleyan Senior Living (JPMorgan Chase Bank LOC),
0.28%, 9/9/09	1,455	1,455

		95,850

Oklahoma - 0.4%
Oklahoma State Industrial Authority and Educational Facilities Revenue VRDB,
Oklahoma Christian University Project (Bank of America N.A. LOC),
0.42%, 9/9/09	23,100	23,100
Oklahoma Water Resource Board State Loan Program Revenue VRDB,
1.50%, 9/1/09	2,995	2,995

		26,095

Oregon - 2.4%
Clackamas County Hospital Facility Authority Revenue Refunding VRDB,
Willamette Series A-1 (Bank of New York LOC),
0.28%, 9/9/09	5,200	5,200
Clackamas County Hospital Facility Authority Revenue VRDB,
Series 2008-A, Legacy Health System (U.S. Bank N.A. LOC),
0.20%, 9/9/09	13,700	13,700

MONEY MARKET PORTFOLIOS 21 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.5% continued
Oregon - 2.4% continued
Medford Hospital Facilities Authority Revenue Refunding VRDB,
Series 2009, Rogue Valley Manor Project (Wells Fargo Bank N.A. LOC),
0.18%, 9/1/09	$12,100	$12,100
Oregon State G.O. TANS, Series 2009A,
2.50%, 6/30/10	40,000	40,668
Oregon State Facilities Authority Revenue VRDB, Series 2005A,
Quatama Crossing Housing (FNMA LOC),
0.30%, 9/9/09	9,845	9,845
Oregon State Facilities Authority Revenue VRDB,
Series 2008-C, Peacehealth (Wells Fargo Bank N.A. LOC),
0.23%, 9/9/09	54,900	54,900
Salem Hospital Facility Authority Revenue VRDB,
Series 2008-B, Salem Hospital Project (U.S. Bank N.A. LOC),
0.23%, 9/9/09	6,000	6,000

		142,413

Pennsylvania - 2.2%
Allegheny County Hospital Development Authority Revenue VRDB,
Series 2003, UPMC Senior Living Corp. (FNMA LOC),
0.28%, 9/9/09	9,785	9,785
Allegheny County IDA Healthcare Revenue VRDB,
Series 2008-B, Vincentian Collaborative (PNC Bank LOC),
0.29%, 9/9/09	4,725	4,725
Allegheny County IDA Revenue VRDB,
Education Center at the Watson Institute (PNC Bank LOC),
0.29%, 9/9/09	6,000	6,000
Delaware River Joint Toll Bridge Commission Revenue VRDB,
Series B-1 (Dexia Credit Local LOC),
0.40%, 9/9/09	7,800	7,800
Geisinger Authority Health System Revenue VRDB,
Series 2009-C, Geisinger Health,
0.13%, 9/1/09	10,000	10,000
Lancaster County Hospital Authority Revenue VRDB,
Series 2000, Quarryville Presbyterian (Manufacturers & Traders Trust Co. LOC),
0.28%, 9/9/09	14,165	14,165
Lancaster IDA Revenue Bonds,
Series 2009-A, Willow Valley Retirement (PNC Bank LOC),
0.25%, 9/9/09	10,000	10,000
Lancaster IDA Revenue VRDB,
Series 2007, Mennonite Home Project (Manufacturers & Traders Trust Co. LOC),
0.44%, 9/9/09	1,615	1,615
Pennsylvania Economic Development Financing Authority Revenue Bonds, CP Notes
(Wachovia Bank N.A. LOC),
0.90%, 12/10/09	12,500	12,500
Pennsylvania Higher Educational Facilities Authority College and University Revenue VRDB,
Series 2007, Pennsylvania College of Optometry (Wachovia Bank N.A. LOC),
0.33%, 9/9/09	8,095	8,095
Pennsylvania Multifamily Housing Finance Agency Revenue VRDB,
Series 2008, Special Limited Obligation, Foxwood (Bank of America N.A. LOC),
0.28%, 9/9/09	8,000	8,000
Philadelphia Gas Works Revenue Refunding VRDB,
Series 2009-C, 8th Street (Bank of Nova Scotia LOC),
0.26%, 9/9/09	6,700	6,700
Philadelphia Water and Wastewater Revenue Refunding VRDB,
Series 2003 (FSA Corp. Insured),
0.60%, 9/9/09	18,150	18,150
Pittsburgh Urban Redevelopment Authority Water and Sewer System Revenue
Refunding VRDB, Subseries 2008 C-1 (FSA Corp. Insured),
0.60%, 9/9/09	8,910	8,910

MONEY MARKET PORTFOLIOS 22 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.5% continued
Pennsylvania - 2.2% continued
Southcentral General Authority Revenue VRDB,
Series 2008-B, Wellspan Health Obligation Group (RBS Citizens N.A. LOC),
1.62%, 9/9/09	$100	$100

		126,545

South Carolina - 1.1%
Charleston Educational Excellence Finance Corp. Revenue Bonds,
Citigroup ROCS RR-II-R-497M, (1)
0.59%, 9/9/09	9,115	9,115
Greenville Hospital System Board Facilities Revenue Refunding VRDB,
Series 2008-D (Wachovia Bank N.A. LOC),
0.28%, 9/9/09	7,800	7,800
Piedmont Municipal Power Agency Revenue VRDB,
Series 2008-C (Assured Guaranty Insured),
0.50%, 9/9/09	10,000	10,000
South Carolina Jobs EDA Hospital Revenue Refunding VRDB,
Series 2009-C, Anmed Health (Branch Banking & Trust Co. LOC),
0.21%, 9/9/09	5,000	5,000
South Carolina Jobs EDA Revenue Bonds, Series 2003,
Medical University Facilities Corp. Project (Wachovia Bank N.A. LOC),
0.33%, 9/9/09	4,800	4,800
South Carolina Jobs EDA Revenue Bonds, Series 2003-A,
Presbyterian Home Project (Wachovia Bank N.A. LOC),
0.48%, 9/9/09	3,965	3,965
South Carolina Transportation Infrastructure Bank Revenue Refunding VRDB,
Series B2 (Branch Banking & Trust Co. LOC),
0.32%, 9/9/09	22,000	22,000

		62,680

South Dakota - 0.2%
South Dakota Health and Educational Facilities Authority Revenue VRDB,
Series 2004-B, Sioux Valley Hospital and Health (U.S. Bank N.A. LOC),
0.34%, 9/9/09	4,705	4,705
South Dakota Housing Development Authority Revenue VRDB,
Series 2009-A, Homeownership Mortgage,
0.27%, 9/9/09	5,000	5,000

		9,705

Tennessee - 1.4%
Blount County Public Building Authority Revenue VRDB,
Series 2008 C-1-A, Local Government Public Improvement,
0.33%, 9/9/09	16,950	16,950
Series 2008 C-3-A, Local Government Public Improvement,
0.33%, 9/9/09	8,000	8,000
Hendersonville IDB Multifamily Housing Revenue Refunding VRDB,
Windsor Park (FNMA Insured),
0.30%, 9/9/09	3,095	3,095
Metropolitan Government Nashville and Davidson County Health and Educational Facilities
Board Revenue Refunding VRDB, Series 2009, Belmont University (FHLB of Atlanta LOC),
0.27%, 9/9/09	8,000	8,000
Metropolitan Government Nashville and Davidson County Health and Educational Facilities
Board Revenue Refunding VRDB, Series 2009, Lipscomb University Project (FHLB of Atlanta LOC),
0.27%, 9/9/09	14,560	14,560
Metropolitan Government Nashville and Davidson County IDB Revenue Refunding
VRDB, Series 2002, University of Nashville Project (SunTrust Bank LOC),
1.60%, 9/9/09	400	400
Metropolitan Government Nashville and Davidson County IDB Revenue
Refunding VRDB, Series 2004, Ridgelake Apartments Project (FHLMC Gtd.),
0.35%, 9/9/09	17,029	17,029
Montgomery County Public Building Authority Revenue Bonds,
Series 2002, Tennessee County Loan Pool (Bank of America N.A. LOC),
0.14%, 9/1/09	8,160	8,160

MONEY MARKET PORTFOLIOS 23 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.5% continued
Tennessee - 1.4% continued
Montgomery County Public Building Authority Revenue Bonds,
Tennessee County Loan Pool (Bank of America N.A. LOC),
0.14%, 9/1/09	$1,000	$1,000
Shelby County Health, Educational and Housing Facilities Board Revenue VRDB,
Series 2007-B, Trezevant Manor Project (Bank of America N.A. LOC),
0.29%, 9/9/09	6,000	6,000

		83,194

Texas - 5.5%
Atascosa County Industrial Development Corp. PCR Refunding VRDB,
Series 2008, San Miguel Electric Cooperative,
1.08%, 9/9/09	9,600	9,600
Austin Hotel Occupancy Tax Revenue Refunding VRDB,
Subseries 2008-A, Sub Lien (Dexia Credit Local LOC),
0.42%, 9/9/09	6,260	6,260
Austin Independent School District Municipal CP,
Series A,
0.35%, 11/23/09	20,000	20,000
Bexar County and Clear Creek Revenue Bonds,
Series 2007-28, Clipper Tax-Exempt Certificate Trust (U.S. Treasuries Escrowed), (1)
0.42%, 9/9/09	6,255	6,255
Bexar County Housing Finance Corp. Multifamily Housing Revenue Refunding VRDB,
Series 2009, Palisades Park Apartments Project (FHLMC Insured),
0.32%, 9/9/09	2,880	2,880
Bexar County Housing Finance Corp. Multifamily Housing Revenue VRDB,
Series 2005-A, Summit Hills Apartments Project (FHLMC Insured),
0.34%, 9/9/09	3,500	3,500
Brazos County Health Facilities Development Corp. Revenue Refunding VRDB,
Series 2009, Burleson St. Joseph (Wells Fargo Bank N.A. LOC),
0.28%, 9/9/09	8,025	8,025
Brazos Harbor Industrial Development Corp. Revenue Refunding VRDB,
Series 2001, BASF Corp. Project (BASF Corp. Gtd.),
0.73%, 9/9/09	7,700	7,700
Crawford Education Facilities Corp. Revenue Bonds,
Series 2008, Hyde Park Baptist School Project (JPMorgan Chase Bank LOC),
0.28%, 9/9/09	1,225	1,225
Harris County Cultural Education Facilities Finance Corp. Revenue VRDB,
Series 2009 C-2, Methodist Hospital,
0.12%, 9/1/09	15,450	15,450
Harris County Health Facilities Development Corp. Revenue Refunding VRDB,
Series 2008A-1, Methodist Hospital System,
0.12%, 9/1/09	30,100	30,100
HFDC of Central Texas, Inc. Retirement Facilities Revenue VRDB,
Series 2006 C, Village Gleannloch Farms (Citibank N.A. LOC),
0.31%, 9/9/09	5,050	5,050
Houston Independent School District G.O. VRDB,
Series 2004, Schoolhouse (PSF of Texas Gtd.),
0.25%, 9/9/09	27,645	27,645
Katy Independent School District G.O. VRDB, Series C,
Fort Bend, Harris and Waller Counties, CSH Building (PSF of Texas Gtd.),
0.25%, 9/9/09	5,700	5,700
Lovejoy Texas Independent School District G.O., Series DB-514,

Deutsche Bank Spears/Lifers Trust Various States (PSF of Texas Gtd.), (1)
0.34%, 9/9/09	3,275	3,275
Lower Colorado River Authority Revenue Bonds, Series 2994,
JPMorgan Chase Putters, Transmission Contract (Berkshire Hathaway, Inc. Insured), (1)
0.42%, 9/9/09	400	400

MONEY MARKET PORTFOLIOS 24 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.5% continued
Texas - 5.5% continued
Lubbock Independent School District G.O. VRDB,
Series 2004-A, School Building (PSF of Texas Gtd.),
0.25%, 9/9/09	$300	$300
Lufkin Health Facilities Development Corp. Revenue Refunding VRDB,
Memorial Health System East Texas (Wachovia Bank N.A. LOC),
0.15%, 9/1/09	6,600	6,600
Northside Independent School District G.O. VRDB,
Series 2009, School Building (PSF of Texas Gtd.),
1.20%, 6/1/10	14,500	14,500
State of Texas TRANS,
Series 2009,
2.50%, 8/31/10	85,000	86,718
Tarrant County Housing Finance Corp. Revenue VRDB,
Series 2003, Gateway Arlington Apartments Project (FNMA Gtd.),
0.31%, 9/9/09	1,465	1,465
Texas State Transportation Commission Revenue VRDB,
Series B, First Tier,
0.20%, 9/9/09	6,950	6,950
Texas Water Development Board Revenue Refunding VRDB,
Series 2007-A, Sub Lien,
0.15%, 9/1/09	22,684	22,684
Travis County Housing Finance Corp. Student Housing Revenue Bonds,
College Houses Project (Wachovia Bank N.A. LOC),
0.28%, 9/9/09	10,850	10,850
University of Texas Revenue VRDB,
Series 2008-B, Financing System,
0.18%, 9/9/09	20,300	20,300

		323,432

Utah - 0.9%
Duchesne County Hospital Development Revenue VRDB,
Series 2007A, Uintah Basin Medical Center (JPMorgan Chase Bank LOC),
0.31%, 9/9/09	9,000	9,000
Utah Housing Corp. Multifamily Housing Revenue VRDB,
Series 2009-A, Timbergate (FHLMC LOC),
0.39%, 9/9/09	3,125	3,125
Utah State Board of Regents Revenue Refunding VRDB,
University of Utah Hospital (Wells Fargo Bank N.A. LOC),
0.30%, 9/9/09	3,100	3,100
Utah Water Finance Agency Revenue VRDB,
Series 2008 B-2,
0.32%, 9/9/09	19,900	19,900
Series 2008 B-3,
0.32%, 9/9/09	14,900	14,900

		50,025

Vermont - 0.2%
Vermont Educational & Health Buildings Financing Agency Revenue Refunding VRDB,
Series 2008-A, Fletcher Allen (Toronto-Dominion Bank LOC),
0.21%, 9/9/09	9,120	9,120

Virginia - 1.6%
Alexandria IDA Revenue Refunding VRDB, Series 2005,
Goodwin House (Wachovia Bank N.A. LOC),
0.15%, 9/1/09	15,000	15,000
Amherst IDA Revenue VRDB,
Series 2008, Educational Facilities - Sweet Briar (Wachovia Bank N.A. LOC),
0.33%, 9/9/09	9,600	9,600
Fairfax County Water Authority Revenue Bonds,
Citigroup Eagle 200691 Class A (U.S. Treasuries Escrowed), (1)
0.29%, 9/9/09	3,000	3,000

MONEY MARKET PORTFOLIOS 25 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.5% continued
Virginia - 1.6% continued
Hampton Redevelopment and Multifamily Housing Authority Revenue Refunding VRDB,
Hampton Center Apartments Project (FHLMC Insured),
0.35%, 9/9/09	$4,000	$4,000
Lexington IDA Educational Facilities Revenue Bonds,
Series 2006, VMI Development Board, Inc. Project (Wachovia Bank N.A. LOC),
0.20%, 9/1/09	23,405	23,405
Madison County IDA Educational Facilities Revenue VRDB,
Woodberry Forest School (SunTrust Bank LOC),
0.35%, 9/1/09	4,000	4,000
University of Virginia Revenue Bonds,
Citigroup Eagle 20060017, Class A, (1)
0.29%, 9/9/09	12,000	12,000
Virginia Small Business Financing Authority Revenue VRDB,
Series 2008, Museum Fine Arts Foundation (Wachovia Bank N.A. LOC),
0.30%, 9/9/09	20,000	20,000

		91,005

Washington - 3.2%
Energy Northwest Electric Revenue Refunding VRDB,
Subseries 2008 F-2, Project 3,
0.40%, 9/9/09	61,915	61,915
Everett Washington Public Facilities District Revenue VRDB, Series 2007,
1.23%, 9/1/09	7,050	7,050
Washington State G.O., Series 1993B
Smith Barney, Soc Gen Trust SGB-13, (1)
0.29%, 9/9/09	1,350	1,350
Washington State Healthcare Facilities Authority Revenue Bonds,
Series B, Kadlec Medical Center (Assured Guaranty Insured),
2.25%, 9/9/09	14,000	14,000
Washington State Healthcare Facilities Authority Revenue VRDB, Series 2003,
Association of Community and Migrant Health Centers (U.S. Bank N.A. LOC),
0.37%, 9/9/09	1,105	1,105
Washington State Healthcare Facilities Authority Revenue VRDB,
Series 2008-B, Southwest Washington Medical Center (Bank of America N.A. LOC),
0.24%, 9/9/09	6,870	6,870
Washington State Healthcare Facilities Authority Revenue VRDB,
Series 2009-A, Multicare Health System (Wells Fargo Bank N.A. LOC),
0.23%, 9/9/09	3,500	3,500
Washington State Healthcare Facilities Authority Revenue VRDB,
Series 2009-C, Swedish Health Services (U.S. Bank N.A. LOC),
0.20%, 9/9/09	12,000	12,000
Washington State Healthcare Facilities Authority Revenue VRDB,
Series A, Fred Hutchinson Center (Bank of America N.A. LOC),
0.45%, 9/9/09	22,625	22,625
Washington State Healthcare Facilities Authority Revenue VRDB,
Series B, Catholic Health Initiative,
0.30%, 9/9/09	23,000	23,000
Washington State Higher Education Facilities Authority Revenue Refunding VRDB,
Series A, Gonzaga University Project (Bank of America N.A. LOC),
0.30%, 9/9/09	421	421
Washington State Higher Education Facilities Authority Revenue VRDB,
Series 2003A, Cornish College of Arts Project (Bank of America N.A. LOC),
0.40%, 9/9/09	1,900	1,900
Washington State Higher Education Facilities Authority Revenue VRDB,
Series B, Puget Sound Project (Bank of America N.A. LOC),
0.35%, 9/9/09	6,000	6,000
Washington State Housing Finance Commission Nonprofit Revenue Refunding VRDB,
Series 2003, Emerald Heights Project (Bank of America N.A. LOC),
0.35%, 9/1/09	4,000	4,000

MONEY MARKET PORTFOLIOS 26 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.5% continued
Washington - 3.2% continued
Washington State Housing Finance Commission Nonprofit Revenue Refunding VRDB,
Series 2005, Antioch University Project (U.S. Bank N.A. LOC),
0.31%, 9/9/09	$4,055	$4,055
Washington State Housing Finance Commission Nonprofit Revenue VRDB,
Bertschi School Project (Bank of America N.A. LOC),
0.30%, 9/9/09	5,435	5,435
Washington State Housing Finance Commission Nonprofit Revenue VRDB,
Series 2002, Annie Wright School Project (Bank of America N.A. LOC),
0.20%, 9/1/09	1,695	1,695
Washington State Housing Finance Commission Nonprofit Revenue VRDB,
Series 2008, The Overlake School Project (Wells Fargo Bank N.A. LOC),
0.28%, 9/9/09	5,000	5,000
Washington State Housing Finance Community Nonprofit Revenue VRDB,
YMCA Tacoma and Pierce Project (U.S. Bank N.A. LOC),
Series A 1998,
0.35%, 9/9/09	2,800	2,800
Series B 1998,
0.35%, 9/9/09	3,535	3,535

		188,256

West Virginia - 0.5%
West Virginia State Hospital Finance Authority Revenue Refunding VRDB,
Series 2008-B, Cabell Hospital (Branch Banking & Trust Co. LOC),
0.28%, 9/9/09	10,000	10,000
West Virginia State Hospital Finance Authority Revenue VRDB,
Series 2008-A, Charleston Area Medical Center (Branch Banking & Trust Co. LOC),
0.23%, 9/9/09	18,250	18,250

		28,250

Wisconsin - 2.3%
La Crosse Development Revenue VRDB, Series 2008,
University of Wisconsin - La Crosse Foundation (Wells Fargo Bank N.A. LOC),
0.39%, 9/9/09	8,100	8,100
Wisconsin Health and Educational Facilities Authority Revenue Bonds,
Oakwood Village (Marshall & Ilsley Bank LOC),
2.50%, 9/9/09	13,200	13,200
Wisconsin Health and Educational Facilities Authority Revenue Bonds,
Series B, Beaver Dam Community Hospital (U.S. Bank N.A. LOC),
0.31%, 9/9/09	3,135	3,135
Wisconsin Health and Educational Facilities Authority Revenue Bonds,
Series 2001B, Newcastle Place Project (Bank of America N.A. LOC),
0.31%, 9/9/09	10,800	10,800
Wisconsin Health and Educational Facilities Authority Revenue Bonds,
Series 2003, Mequon Jewish Project (JPMorgan Chase Bank LOC),
0.45%, 9/9/09	3,295	3,295
Wisconsin Health and Educational Facilities Authority Revenue Bonds,
Series 2003C, Mercy Health Systems (Marshall & Ilsley Bank LOC),
1.69%, 9/9/09	10,200	10,200
Wisconsin Health and Educational Facilities Authority Revenue Bonds,
Series 2004, Wisconsin Institute of Torah Study, Inc. Project (Harris N.A. LOC),
0.28%, 9/9/09	3,045	3,045
Wisconsin Health and Educational Facilities Authority Revenue Refunding Bonds,
Series 2007, Mercy Alliance, Inc. (Marshall & Ilsley Bank LOC),
2.50%, 9/9/09	8,500	8,500
Wisconsin Health and Educational Facilities Authority Revenue VRDB,
Goodwill Industries Southeastern (JPMorgan Chase Bank LOC),
0.39%, 9/9/09	1,790	1,790
Wisconsin Health and Educational Facilities Authority Revenue VRDB,
Series 2002B, Capital Access Pool, Vernon Memorial Hospital (U.S. Bank N.A. LOC),
0.18%, 9/1/09	1,375	1,375

MONEY MARKET PORTFOLIOS 27 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)		VALUE (000S)
MUNICIPAL INVESTMENTS - 96.5% continued
Wisconsin - 2.3% continued
Wisconsin Health and Educational Facilities Authority Revenue VRDB,
Series 2002 G, Pooled Loan Financing Program (Marshall & Ilsley Bank LOC),
2.55%, 9/9/09	$750		$750
Wisconsin Health and Educational Facilities Authority Revenue VRDB,
Series 2003B, Wheaton Franciscan Services (U.S. Bank N.A. LOC),
0.20%, 9/9/09	30,000		30,000
Wisconsin Health and Educational Facilities Authority Revenue VRDB,
Series 2005, Hospice Care Holdings, Inc. Project (Marshall & Ilsley Bank LOC),
2.10%, 9/9/09	640		640
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2008-A,
Meriter Retirement Services (KBC Bank N.V. LOC),
0.37%, 9/9/09	3,150		3,150
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2008-B,
Gundersen Lutheran (Wells Fargo Bank N.A. LOC),
0.23%, 9/9/09	7,500		7,500
Wisconsin Health and Educational Facilities Authority Revenue VRDB,
Series 2009-A, Froedtert and Community Health (U.S. Bank N.A. LOC),
0.27%, 9/9/09	5,000		5,000
Wisconsin School Districts Temporary Borrowing Program COPS TRANS,
Series 2008, Cash Flow Management Program,
3.00%, 9/17/09	25,000		25,013

			135,493

Wyoming - 0.9%
Lincoln County PCR Bonds,
Series 1984-D, Exxon Project (Exxon Mobil Corp. Gtd.),
0.08%, 9/1/09	3,350		3,350
Series B, Exxon Project (Exxon Mobil Corp. Gtd.),
0.08%, 9/1/09	22,590		22,590
Uintah County PCR Refunding Bonds,
Series 1993, Chevron USA, Inc. Project (Chevron Corp. Gtd.),
0.10%, 9/1/09	20,000		20,000
Series 1997, Chevron USA, Inc. Project (Chevron Corp. Gtd.),
0.13%, 9/1/09	4,110		4,110

			50,050

Multiple States Pooled Security - 0.0%
BB&T Municipal Trust,
Floaters Series 5002 (Rabobank Group LOC), (1)
0.59%, 9/9/09	—	(2)	—	(2)

Total Municipal Investments (Cost $5,641,434)			5,641,434

EURODOLLAR TIME DEPOSIT - 2.1%
Non-U.S. Depository Institution - 2.1%
Societe Generale, Grand Cayman,
0.18%, 9/1/09	125,000		125,000

Total Eurodollar Time Deposit (Cost $125,000)			125,000

U.S. GOVERNMENT AGENCY - 2.6% (3)
Federal Home Loan Bank - 2.6%
FHLB Discount Note,
0.08%, 9/1/09	150,000		150,000

Total U.S. Government Agency (Cost $150,000)			150,000

Total Investments - 101.2% (Cost $5,916,434) (4)			5,916,434

Liabilities less Other Assets - (1.2)%			(68,518)

NET ASSETS - 100.0%			$5,847,916

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

MONEY MARKET PORTFOLIOS 28 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

(2)	The principal amount and value is less than $500.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(4)	The cost for federal income tax purposes was $5,916,434.

Percentages shown are based on Net Assets.

At August 31, 2009, the industry sectors for the Municipal Portfolio were:

INDUSTRY SECTOR	% OF NET ASSETS
Administration of Environment & Housing	5.2%
Air, Transportation, Water Services and Solid Waste Management	5.9
Educational Services	14.1
Electric Services, Gas and Combined Utilities	5.2
Executive, Legislative and General Government	18.6
General Medical, Surgical and Nursing and Personal Care	12.4
Health Services and Residential Care	17.1
Local Passenger Transportation	5.0
Urban and Community Development, Housing Programs and Social Services	9.6
All other sectors less than 5%	6.9

Total	100.0%

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Municipal Portfolio’s investments and other financial instruments, which are carried at fair value, as of August 31, 2009:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Portfolio	$—	$5,916,434	(1)	$—	$5,916,434

(1)	Classifications as defined in the Schedule of Investments.

MONEY MARKET PORTFOLIOS 29 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

ABBREVIATIONS AND OTHER INFORMATION

MUNICIPAL PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

ABAG    Association of Bay Area Governments

BANS    Bond Anticipation Notes

COPS    Certificates of Participation

CP    Commercial Paper

EDA    Economic Development Authority

FHLB    Federal Home Loan Bank

FHLMC    Federal Home Loan Mortgage Corporation

FNMA    Federal National Mortgage Association

FSA    Financial Security Assurance

GIC    Guaranteed Investment Contract

G.O.    General Obligation

Gtd.    Guaranteed

HFA    Housing Finance Authority

IDA    Industrial Development Authority

IDB    Industrial Development Board

IDR    Industrial Development Revenue

LOC    Letter of Credit

PCR    Pollution Control Revenue

PSF    Permanent School Fund

ROCS    Reset Option Certificates

SFM    Single Family Mortgage

SGB    Societe General Bank

Soc Gen    Societe Generale

TANS    Tax Anticipation Notes

TRANS    Tax and Revenue Anticipation Notes

TSB    Trustee Savings Bank

VRDB    Variable Rate Demand Bonds

MONEY MARKET PORTFOLIOS 30 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 32.8%
Non-U.S. Depository Institutions - 32.8%
Abbey National PLC, Stamford, 0.26%, 10/5/09	$60,000	$60,000
0.27%, 11/20/09	15,000	15,000
Australia & New Zealand Bank, London Branch, 0.26%, 10/7/09	70,000	70,000
0.27%, 11/20/09	5,000	5,000
Banco Bilbao Vizcaya Argentaria, 0.36%, 9/15/09	10,000	10,000
0.38%, 9/25/09	10,000	10,000
0.41%, 9/30/09	5,000	5,000
0.30%, 10/30/09	40,000	40,000
Banco Bilbao Vizcaya Argentaria, London Branch, 0.31%, 11/30/09	25,000	25,000
Bank of Nova Scotia, Houston Branch, 0.25%, 10/13/09	10,000	10,000
0.23%, 11/30/09	15,000	15,000
Bank of Nova Scotia, London Branch, 0.25%, 9/1/09	10,000	10,000
Bank of Nova Scotia, New York Branch, 0.27%, 10/23/09	45,000	45,000
Barclays Bank, New York Branch, 1.20%, 11/20/09	40,000	40,000
0.83%, 1/11/10	15,000	15,000
Barclays Bank PLC, New York Branch, FRCD, 0.48%, 9/1/09	20,000	20,000
BNP Paribas, Chicago Branch, 0.23%, 10/2/09	15,000	15,000
BNP Paribas S.A., London Branch, 0.37%, 10/6/09	15,000	15,000
0.36%, 10/8/09	30,000	30,000
0.36%, 10/9/09	15,000	15,000
0.34%, 10/16/09	5,000	5,000
0.30%, 11/5/09	15,000	15,000
Commonwealth Bank of Australia, New York Branch, 0.26%, 11/30/09	15,000	15,000
Commonwealth of Australia, 0.35%, 9/25/09	35,000	35,000
0.30%, 11/17/09	40,000	40,000
Credit Agricole S.A., London Branch, 0.43%, 9/3/09	2,000	2,000
0.35%, 10/20/09	50,000	50,000
0.30%, 11/16/09	18,000	18,000
Deutsche Bank, New York Branch, 0.29%, 10/23/09	50,000	50,000
0.30%, 10/28/09	20,000	20,000
HSBC PLC, London, 0.27%, 11/20/09	55,000	55,000
Lloyds Bank, New York, 1.11%, 11/30/09	12,000	12,000
0.95%, 1/19/10	15,000	15,000
0.75%, 2/23/10	35,000	35,000
0.70%, 2/26/10	25,000	25,000
National Australia Bank, London Branch, 0.36%, 9/24/09	5,000	5,000
0.25%, 12/1/09	20,000	20,000
0.51%, 12/18/09	5,000	5,000
0.41%, 1/27/10	30,000	30,001

PRIME OBLIGATIONS PORTFOLIO 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 32.8% continued
Non-U.S. Depository Institutions - 32.8% continued
National Australia Bank, New York Branch, 0.34%, 11/2/09	$20,000	$20,000
Nordea Bank Finland, New York Branch, 0.24%, 9/10/09	40,000	40,000
0.23%, 12/2/09	30,000	30,000
Rabobank Nederland, New York Branch, 0.55%, 11/23/09	25,000	25,000
0.55%, 12/1/09	10,000	10,000
0.42%, 1/11/10	25,000	25,000
0.33%, 3/1/10	20,000	20,000
Royal Bank of Scotland, New York Branch, 1.27%, 11/27/09	10,000	10,000
1.21%, 12/29/09	10,000	10,000
1.20%, 12/30/09	30,000	30,000
1.08%, 1/11/10	10,000	10,000
1.00%, 1/13/10	15,000	15,000
0.81%, 3/8/10	20,000	20,000
Societe Generale, London Branch, 0.30%, 9/14/09	50,000	50,000
0.26%, 9/17/09	5,000	5,000
0.25%, 9/28/09	10,000	10,000
0.25%, 10/2/09	25,000	25,000
0.30%, 11/23/09	20,000	20,000
Toronto Dominion Bank, New York Branch, 0.27%, 10/29/09	25,000	25,000
Westpac Banking Corp., New York, FRCD, 0.26%, 9/1/09	60,000	60,000

Total Certificates of Deposit (Cost $1,382,001)		1,382,001

COMMERCIAL PAPER - 16.9%
Chemicals and Allied Products - 0.6%
Pfizer, Inc., 0.80%, 7/8/10	15,000	14,897
0.80%, 7/16/10	10,000	9,929

		24,826

Multi-Seller Conduits - 13.9%
Amstel Funding Corp., (1) 0.90%, 9/1/09	85,000	85,000
Chariot Funding LLC, 0.23%, 9/10/09	30,000	29,998
0.23%, 9/11/09	10,000	9,999
0.21%, 9/28/09	41,520	41,513
Enterprise Funding LLC, 0.24%, 9/8/09	20,000	19,999
Fairway Finance Corp., 0.24%, 9/8/09	20,000	19,999
0.22%, 9/15/09	70,000	69,994
Jupiter Securitization Corp., 0.24%, 9/1/09	30,000	30,000
0.21%, 9/24/09	10,000	9,999
Kitty Hawk Funding Corp., 0.24%, 9/17/09	20,000	19,998
0.24%, 9/25/09	25,000	24,996
Liberty Street Funding Co., 0.23%, 9/25/09	40,000	39,994
Ranger Funding Co., LLC, 0.24%, 9/15/09	50,000	49,995

PRIME OBLIGATIONS PORTFOLIO 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 16.9% continued
Multi-Seller Conduits - 13.9% continued
Sheffield Receivables Corp., 0.25%, 9/14/09	$30,000	$29,997
0.24%, 9/16/09	15,000	14,999
0.23%, 10/19/09	35,000	34,989
Yorktown Capital LLC, 0.24%, 9/15/09	55,356	55,351

		586,820

Non-U.S. Bank - Non-U.S. Government - 1.8%
Danske Corp., Sovereign Guaranteed, 0.25%, 9/1/09	5,000	5,000
0.25%, 9/2/09	40,000	40,000
0.25%, 9/21/09	30,000	29,996

		74,996

Non-U.S. Depository Institutions - 0.6%
Australia & New Zealand Banking Group, 0.24%, 11/2/09	15,000	14,994
Westpac Capital Corp., 0.34%, 9/8/09	10,000	9,999

		24,993

Total Commercial Paper (Cost $711,635)		711,635

CORPORATE NOTES/BONDS - 3.5%
Non-Depository Personal Credit - 0.2%
General Electric Capital Corp., 0.32%, 9/24/09	9,000	9,000

Supranational - 2.5%
International Bank for Reconstruction and Development, 0.73%, 6/10/11	20,000	20,000
International Finance Corp., 0.25%, 10/15/09	65,000	64,980
0.21%, 11/20/09	20,000	19,991

		104,971

U.S. Depository Institutions - 0.8%
Bank of America N.A., FDIC Guaranteed., 0.66%, 9/14/09, FRN	25,000	25,000
1.05%, 1/22/10	10,000	10,000

		35,000

Total Corporate Notes/Bonds (Cost $148,971)		148,971

PROMISSORY NOTE - 0.7%
Security, Commodity, Brokers/Dealers - 0.7%
Goldman Sachs Group, FDIC Insured, 0.45%, 9/25/09	30,000	30,000

Total Promissory Note (Cost $30,000)		30,000

U.S. GOVERNMENT AGENCIES - 16.1% (2)
Federal Farm Credit Bank - 1.4%
FFCB Bond, 0.56%, 7/1/10	10,000	10,002
FFCB FRN, 0.30%, 9/6/09	50,000	50,024

		60,026

Federal National Mortgage Association - 1.3%
FNMA Discount Notes, 0.61%, 9/8/09	10,000	9,999
1.00%, 12/1/09	10,000	9,975
1.00%, 12/10/09	2,000	1,994
0.85%, 12/21/09	5,000	4,987

PRIME OBLIGATIONS PORTFOLIO 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 16.1% (2) continued
Federal National Mortgage Association - 1.3% continued
FNMA FRN, 0.40%, 10/13/09	$10,000	$9,995
0.42%, 11/5/09	10,000	9,996
FNMA Note, 3.00%, 7/12/10	10,000	10,214

		57,160

Federal Home Loan Bank - 9.6%
FHLB Bonds, 1.05%, 2/23/10	5,000	4,998
1.10%, 3/10/10	5,000	4,999
1.10%, 3/16/10	5,000	4,997
4.38%, 3/17/10	5,000	5,085
0.95%, 4/1/10	15,000	14,995
0.90%, 4/7/10	15,000	14,995
0.88%, 4/15/10	15,000	15,000
0.82%, 4/28/10	5,000	4,999
0.80%, 4/30/10	5,000	5,001
0.80%, 5/17/10	10,000	9,999
0.55%, 6/10/10	10,000	9,993
0.56%, 6/25/10	12,000	12,003
0.55%, 7/15/10	5,000	5,000
0.60%, 9/17/10	70,000	70,062
FHLB Callable Bonds, 0.70%, 6/23/10	5,000	5,000
0.70%, 6/25/10	10,000	10,000
0.70%, 8/27/10	7,000	7,000
FHLB Discount Notes, 1.12%, 12/4/09	15,000	14,956
0.92%, 2/1/10	5,000	4,980
1.00%, 2/5/10	5,000	4,978
1.00%, 2/10/10	5,000	4,978
1.00%, 2/23/10	7,000	6,966
1.00%, 3/4/10	7,000	6,964
FHLB FRN, 0.50%, 9/1/09	20,000	20,000
0.62%, 9/1/09	25,000	25,000
0.69%, 9/1/09	15,000	15,000
0.76%, 9/1/09	10,000	10,000
0.79%, 9/1/09	30,000	30,000
0.82%, 9/1/09	30,000	29,997
0.50%, 10/8/09	25,000	25,000

		402,945

Federal Home Loan Mortgage Corporation - 3.8%
FHLMC Bond, 4.88%, 2/9/10	20,000	20,351
FHLMC Callable Note, 1.25%, 3/23/10	10,000	10,000
FHLMC Discount Note, 1.00%, 2/1/10	10,000	9,957
FHLMC FRN, 0.63%, 9/3/09	20,000	19,994
0.62%, 9/10/09	20,000	19,992
0.24%, 9/18/09	55,000	55,001
0.39%, 11/24/09	10,000	9,998
FHLMC Note, 1.45%, 9/10/10	15,000	15,137

		160,430

Total U.S. Government Agencies (Cost $680,561)		680,561

PRIME OBLIGATIONS PORTFOLIO 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 1.7%
U.S. Treasury Bills - 1.2%
0.70%, 12/17/09	$5,000	$4,990
0.51%, 4/1/10	30,000	29,909
0.50%, 7/1/10	10,000	9,958
0.50%, 7/29/10	5,000	4,977

		49,834

U.S. Treasury Notes - 0.5%
4.63%, 11/15/09	3,000	3,025
2.38%, 8/31/10	18,000	18,320

		21,345

Total U.S. Government Obligations (Cost $71,179)		71,179

Investments, at Amortized Cost ($3,024,347)		3,024,347

REPURCHASE AGREEMENTS - 30.9%
(Collateralized at a minimum of 102%)
Repurchase Agreements - 30.9% (3)
BNP Paribas Securities Corp., dated 8/31/09, repurchase price $360,002 0.22%, 9/1/09	360,000	360,000
Citigroup Global Markets, Inc., dated 8/31/09, repurchase price $485,458 0.22%, 9/1/09	485,455	485,455
Credit Suisse First Boston Corp., dated 8/31/09, repurchase price $255,002 0.22%, 9/1/09	255,000	255,000
JPMorgan Securities, Inc., dated 8/31/09, repurchase price $205,001 0.22%, 9/1/09	205,000	205,000

Total Repurchase Agreements (Cost $1,305,455)		1,305,455

Total Investments - 102.6% (Cost $4,329,802) (4)		4,329,802

Liabilities less Other Assets - (2.6)%		(109,723)

NET ASSETS - 100.0%		$4,220,079

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$267,458	5.08% - 6.00%	1/1/35 - 12/1/38
FNMA	$1,077,167	4.00% - 7.50%	1/1/11 - 11/1/48

(4)	The cost for federal income tax purposes was $4,329,802.

Percentages shown are based on Net Assets.

PRIME OBLIGATIONS PORTFOLIO 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Prime Obligations Portfolio’s investments and other financial instruments, which are carried at fair value, as of August 31, 2009:

Investments	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Prime Obligations Portfolio	$—	$4,329,802	(1)	$—	$4,329,802

(1)	Classifications as defined in the Schedule of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 11/30/08 (000S)	REALIZED GAIN (LOSS) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET PURCHASES (SALES) (000S)	TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)	BALANCE AS OF 8/31/09 (000S)
Corporate Notes/Bonds Structured Investment Vehicles	$13,127	$(3,459)	$—	$(19,711)	$10,043	$—

Total Investments	$13,127	$(3,459)	$—	$(19,711)	$10,043	$—

Other Financial Instruments *	$9,939	$4,152	$—	$—	$(14,091)	$—

*	Other financial instruments include futures, forwards and capital support agreement, if applicable.

PRIME OBLIGATIONS PORTFOLIO 6 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

ABBREVIATIONS AND OTHER INFORMATION

PRIME OBLIGATIONS PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

FDIC    Federal Deposit Insurance Corporation

FHLB    Federal Home Loan Bank

FHLMC    Federal Home Loan Mortgage Corporation

FNMA    Federal National Mortgage Association

FRCD    Floating Rate Certificates of Deposit

FRN    Floating Rate Notes

PRIME OBLIGATIONS PORTFOLIO 7 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 27.5%
Non-U.S. Depository Institutions - 27.5%
Abbey National PLC, Stamford,
0.26%, 10/5/09	$20,000	$20,000
0.27%, 11/20/09	5,000	5,000
Australia & New Zealand Bank, New York,
0.26%, 10/7/09	22,000	22,000
0.27%, 11/20/09	3,000	3,000
Banco Bilbao Vizcaya Argentaria,
0.38%, 9/25/09	5,000	5,000
0.30%, 10/30/09	10,000	10,000
0.31%, 11/6/09	5,000	5,000
Bank of Nova Scotia, Houston Branch,
0.25%, 10/13/09	5,000	5,000
Bank of Nova Scotia, New York Branch,
0.27%, 10/23/09	20,000	20,000
BNP Paribas S.A., London Branch,
0.37%, 10/6/09	10,000	10,000
0.36%, 10/9/09	10,000	10,000
Commonwealth of Australia,
0.35%, 9/25/09	10,000	10,000
0.30%, 11/17/09	13,000	13,000
Credit Agricole S.A., London Branch,
0.35%, 10/20/09	7,000	7,000
0.30%, 11/16/09	15,000	15,000
Deutsche Bank, New York Branch,
0.29%, 10/23/09	20,000	20,000
0.30%, 10/28/09	5,000	5,000
HSBC PLC, London,
0.27%, 11/20/09	15,000	15,000
National Australia Bank, London Branch,
0.36%, 9/24/09	5,000	5,000
0.25%, 12/1/09	10,000	10,000
Nordea Bank Finland, New York Branch,
0.24%, 9/10/09	7,000	7,000
0.23%, 12/2/09	5,000	5,000
Rabobank Nederland, New York Branch,
0.30%, 10/27/09	25,000	25,000
Royal Bank of Scotland, New York Branch,
1.27%, 11/27/09	3,000	3,000
1.08%, 1/11/10	5,000	5,000
Societe Generale, London Branch,
0.30%, 9/14/09	5,000	5,000
0.26%, 9/17/09	5,000	5,000
0.39%, 10/1/09	5,000	5,000
0.30%, 11/23/09	15,000	15,000
Toronto Dominion Bank, New York Branch,
0.27%, 10/29/09	25,000	25,000

Total Certificates of Deposit (Cost $315,000)		315,000

COMMERCIAL PAPER - 15.1%
Multi-Seller Conduits - 12.0%
Amstel Funding Corp., (1)
0.90%, 9/1/09	25,000	25,000
Enterprise Funding LLC,
0.24%, 9/8/09	10,000	10,000

LIQUID ASSETS PORTFOLIO 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 15.1% continued
Multi-Seller Conduits - 12.0% continued
Fairway Finance Corp.,
0.22%, 9/15/09	$20,000	$19,998
Jupiter Securitization Corp.,
0.24%, 9/1/09	15,000	15,000
Kitty Hawk Funding Corp.,
0.24%, 9/17/09	15,000	14,998
0.24%, 9/25/09	8,000	7,999
Liberty Street Funding Co.,
0.23%, 9/25/09	10,000	9,998
Ranger Funding LLC,
0.24%, 9/15/09	20,000	19,998
Sheffield Receivables Corp.,
0.24%, 9/16/09	15,000	14,999

		137,990

Non-U.S. Bank - Non-U.S. Government - 2.2%
Danske Corp., Sovereign Guaranteed,
0.25%, 9/2/09	15,000	15,000
0.25%, 9/21/09	5,000	4,999
0.25%, 9/28/09	5,000	4,999

		24,998

Non-U.S. Depository Institutions - 0.9%
Australia & New Zealand Banking Group,
0.24%, 11/2/09	5,000	4,998
Westpac Capital Corp.,
0.34%, 9/8/09	5,000	5,000

		9,998

Total Commercial Paper (Cost $172,986)		172,986

CORPORATE NOTES/BONDS - 4.2%
Non-Depository Personal Credit - 1.6%
General Electric Capital Corp., FRN,
0.32%, 9/24/09	18,000	18,000

Supranational - 1.7%
International Finance Corp.,
0.25%, 10/15/09	20,000	19,994

U.S. Depository Institutions - 0.9%
Bank of America N.A, FDIC Guaranteed, FRN,
0.66%, 9/14/09	10,000	10,000

Total Corporate Notes/Bonds (Cost $47,994)		47,994

EURODOLLAR TIME DEPOSITS - 3.2%
Non-U.S. Depository Institutions - 3.2%
BNP Paribas, Paris,
0.21%, 9/1/09	25,000	25,000
HSBC France, Paris,
0.22%, 9/1/09	12,000	12,000

Total Eurodollar Time Deposits (Cost $37,000)		37,000

U.S. GOVERNMENT AGENCIES - 16.3% (2)
Federal Farm Credit Bank - 2.2%
FFCB Bond,
0.56%, 7/1/10	5,000	5,001
FFCB FRN,
0.30%, 9/6/09	20,000	20,010

		25,011

LIQUID ASSETS PORTFOLIO 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 16.3% (2) continued
Federal Home Loan Bank - 10.8%
FHLB Bonds,
1.05%, 2/23/10	$3,000	$2,999
0.90%, 4/7/10	10,000	9,996
0.88%, 4/15/10	5,000	5,000
0.82%, 4/28/10	5,000	4,999
0.80%, 4/30/10	3,000	3,001
0.55%, 6/10/10	3,000	2,999
0.56%, 6/25/10	5,000	5,001
0.55%, 7/15/10	5,000	5,000
0.55%, 7/20/10	8,000	7,999
0.55%, 7/29/10	7,000	6,998
FHLB Callable Bonds,
0.70%, 6/25/10	3,000	3,000
0.65%, 7/28/10	7,000	7,000
0.70%, 8/27/10	5,000	5,000
FHLB Discount Notes,
1.00%, 2/23/10	5,000	4,976
FHLB FRN,
0.50%, 9/1/09	25,000	25,000
0.62%, 9/1/09	15,000	15,000
0.79%, 9/1/09	10,000	10,000

		123,968

Federal Home Loan Mortgage Corporation - 2.2%
FHLMC Callable Note,
1.25%, 3/23/10	5,000	5,000
FHLMC FRN,
0.63%, 9/3/09	10,000	9,997
0.24%, 9/18/09	10,000	10,000

		24,997

Federal National Mortgage Association - 1.1%
FNMA FRN,
0.40%, 10/13/09	5,000	4,997
0.42%, 11/5/09	5,000	4,998
FNMA Note,
3.00%, 7/12/10	3,000	3,064

		13,059

Total U.S. Government Agencies (Cost $187,035)		187,035

U.S. GOVERNMENT OBLIGATIONS - 3.6%
U.S. Treasury Bills - 1.1%
0.50%, 7/1/10	8,000	7,966
0.50%, 7/29/10	5,000	4,977

		12,943

U.S. Treasury Notes - 2.5%
2.38%, 8/31/10	26,000	26,464
4.63%, 11/15/09	2,000	2,017

		28,481

Total U.S. Government Obligations (Cost $41,424)		41,424

Investments, at Amortized Cost ($801,439)		801,439

LIQUID ASSETS PORTFOLIO 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 31.4%
(Collateralized at a minimum of 102%)
Joint Repurchase Agreements - 5.7% (3)
Morgan Stanley & Co., Inc., dated 8/31/09, repurchase price $14,474
0.18%, 9/1/09	$14,474	$14,474
Societe Generale, New York Branch, dated 8/31/09, repurchase price $28,947
0.19%, 9/1/09	28,947	28,947
UBS Securities LLC, dated 8/31/09, repurchase price $21,711
0.19%, 9/1/09	21,710	21,710

		65,131

(Collateralized at a minimum of 102%)
Repurchase Agreements - 25.7% (4)
BNP Paribas Securities Corp., dated 8/31/09, repurchase price $35,000
0.22%, 9/1/09	35,000	35,000
Citigroup Global Markets, Inc., dated 8/31/09, repurchase price $160,001
0.22%, 9/1/09	160,000	160,000
Goldman Sachs & Co., dated 8/31/09, repurchase price $100,001
0.21%, 9/1/09	100,000	100,000

		295,000

Total Repurchase Agreements (Cost $360,131)		360,131

Total Investments - 101.3% (Cost $1,161,570) (5)		1,161,570

Liabilities less Other Assets - (1.3)%		(15,013)

NET ASSETS - 100.0%		$1,146,557

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(3)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$37,078	2.38% - 8.88%	8/15/17 - 4/15/28
U.S. Treasury Notes	$28,894	0.88% - 3.50%	4/15/10 - 7/15/19

(4) The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$8,225	4.50% - 6.50%	1/1/17 - 8/1/39
FNMA	$155,738	3.77% - 6.50%	4/1/11 - 9/1/39
GNMA	$139,887	5.00%	8/15/39

(5)	The cost for federal income tax purposes was $1,161,570.

Percentages shown are based on Net Assets.

LIQUID ASSETS PORTFOLIO 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Liquid Assets Portfolio’s investments and other financial instruments, which are carried at fair value, as of August 31, 2009:

Investments	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Liquid Assets Portfolio	$—	$1,161,570	(1)	$—	$1,161,570

(1)	Classifications as defined in the Schedule of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 11/30/08 (000S)	REALIZED GAIN (LOSS) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET PURCHASES (SALES) (000S)	TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)	BALANCE AS OF 8/31/09
Corporate Notes/Bonds Structured Investment Vehicles	$10,939	$(3,461)	$—	$(18,526)	$11,048	$—

Total Investments	$10,939	$(3,461)	$—	$(18,526)	$11,048	$—

Other Financial Instruments *	$7,367	$(2,637)	$—	$—	$(4,730)	$—

*	Other financial instruments include futures, forwards and capital support agreement, if applicable.

LIQUID ASSETS PORTFOLIO 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

ABBREVIATIONS AND OTHER INFORMATION

LIQUID ASSETS PORTFOLIO continued

AUGUST 31, 2009 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

FDIC    Federal Deposit Insurance Corporation

FHLB    Federal Home Loan Bank

FHLMC    Federal Home Loan Mortgage Corporation

FNMA    Federal National Mortgage Association

FRN    Floating Rate Notes

LIQUID ASSETS PORTFOLIO 6 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Institutional Funds

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	October 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	October 29, 2009

By:	/s/ Randal Rein
Randal Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	October 29, 2009